UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03605

Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President Northern Institutional Funds 50 South LaSalle Street Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1.	Reports to Stockholders.

EQUITY PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	INTERNATIONAL EQUITY PORTFOLIO (formerly known as the International Growth Portfolio)

19	INTERNATIONAL EQUITY INDEX PORTFOLIO

34	SMALL COMPANY INDEX PORTFOLIO

61	LARGE CAP GROWTH PORTFOLIO

64	LARGE CAP EQUITY PORTFOLIO

67	EQUITY INDEX PORTFOLIO

76	NOTES TO THE FINANCIAL STATEMENTS

88	FUND EXPENSES

90	APPROVAL OF ADVISORY AGREEMENT

96	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of the ongoing market volatility, Northern Institutional Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INTERNATIONAL EQUITY PORTFOLIO(1)	INTERNATIONAL EQUITY INDEX PORTFOLIO
ASSETS:
Investments, at cost(2)	$155,949	$223,987
Investments, at value(2) (4)	$191,357	$251,444
Cash held at broker (restricted $66)	–	66
Foreign currencies held at broker, at value (restricted $234)	–	947	(5)
Foreign currencies, at value (Cost: $645, $4,135, respectively)	646	4,305
Interest income receivable	1	4
Dividend income receivable	677	1,005
Receivable for foreign tax withheld	484	401
Receivable for securities sold	872	1,443
Receivable for variation margin on futures contracts	–	102
Receivable for fund shares sold	63	3
Receivable from affiliated administrator	9	28
Unrealized gain on forward foreign currency exchange contracts	–	44
Prepaid and other assets	12	38
Total Assets	194,121	259,830
LIABILITIES:
Cash overdraft	8	–
Unrealized loss on forward foreign currency exchange contracts	–	51
Payable upon return of securities loaned	12,984	10,839
Payable for securities purchased	809	4,569
Payable for variation margin on futures contracts	–	102
Payable for fund shares redeemed	3	121
Payable to affiliates:
Investment advisory fees	121	51
Administration fees	23	31
Custody and accounting fees	20	25
Shareholder servicing fees	–	–
Transfer agent fees	2	2
Trustee fees	4	4
Accrued other liabilities	7	9
Total Liabilities	13,981	15,804
Net Assets	$180,140	$244,026
ANALYS IS OF NETASSETS:
Capital stock	$185,468	$245,816
Accumulated undistributed net investment income (loss)	1,453	3,390
Accumulated undistributed net realized loss	(42,270)	(33,082)
Net unrealized appreciation	35,489	27,902
Net Assets	$180,140	$244,026
Net Assets:
Class A	$180,123	$243,873
Class C	–	–
Class D	17	153
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	17,261	26,692
Class C	–	–
Class D	2	17
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$10.44	$9.14
Class C	–	–
Class D	10.47	8.74

(1)	Formerly known as the International Growth Portfolio.
(2)	Amount includes cost and value from affiliated Portfolios of $14,320, $11,485, $39,885, $19,545, $2,447, and $47,127, respectively. See the Schedules of Investments for further detail on investments in affiliated Portfolios.
(3)	Amount includes cost of $675 and value of $599 in Northern Trust Corp.
(4)	Amounts include value of securities loaned of $12,663, $10,500, $37,932, $17,025, $2,412, and $41,814, respectively.
(5)	Cost associated with foreign currencies held at broker is $924.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2011 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	LARGE CAP GROWTH PORTFOLIO	LARGE CAP EQUITY PORTFOLIO	EQUITY INDEX PORTFOLIO

$102,083	$98,301	$9,605	$610,643	(3)
$117,819	$123,488	$11,292	$685,343	(3)
–	–	–	–
–	–	–	–
–	–	–	–
9	1	–	8
45	89	11	1,374
–	–	–	–
200	573	–	–
28	–	–	89
72	–	–	405
13	10	10	17
–	–	–	–
3	2	3	52
118,189	124,163	11,316	687,288

–	–	–	–
–	–	–	–
38,383	17,276	2,320	41,901
190	334	–	–
2	–	–	1
14	–	5	35

13	67	5	54
7	9	1	54
5	–	10	9
–	–	–	2
1	1	–	6
4	4	4	8
9	9	9	9
38,628	17,700	2,354	42,079
$79,561	$106,463	$8,962	$645,209

$85,025	$95,376	$28,205	$609,880
285	(9)	(22)	413
(21,583)	(14,091)	(20,908)	(40,166)
15,834	25,187	1,687	75,082
$79,561	$106,463	$8,962	$645,209

$79,441	$106,301	$8,874	$641,843
–	91	–	1,697
120	71	88	1,669

4,195	6,995	1,236	48,074
–	6	–	128
7	5	13	125

$18.93	$15.20	$7.18	$13.35
–	14.77	–	13.29
18.73	14.41	6.80	13.25

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	INTERNATIONAL EQUITY PORTFOLIO(1)	INTERNATIONAL EQUITY INDEX PORTFOLIO
INVESTMENT INCOME:
Dividend income(2)	$2,853 (3)	$4,146 (3)
Interest income	–	–
Net income from securities loaned(5)	10	19
Total Investment Income	2,863	4,165
EXPENSES:
Investment advisory fees	817	257
Administration fees	136	154
Custody and accounting fees	100	111
Transfer agent fees	9	10
Blue sky fees	16	15
Printing fees	5	5
Audit fees	2	2
Legal fees	3	4
Shareholder servicing fees	–	–
Trustee fees	4	4
Insurance fees	3	3
Other	5	4
Total Expenses	1,100	569
Less waivers of investment advisory fees	(91)	–
Less expenses reimbursed by administrator	(49)	(148)
Net Expenses	960	421
Net Investment Income	1,903	3,744
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	4,148	(103)
Written options	–	–
Futures contracts	–	(10)
Foreign currency transactions and forward foreign currency exchange contracts	62	79
Net change in unrealized appreciation (depreciation) on:
Investments	22,012	23,347
Futures contracts	–	216
Foreign currency transactions and forward foreign currency exchange contracts	1	168
Translation of other assets and liabilities denominated in foreign currencies	50	52
Net Gains	26,273	23,749
Net Increase in Net Assets Resulting from Operations	$28,176	$27,493

(1)	Formerly known as the International Growth Portfolio.
(2)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $2, for the Equity Index Portfolio. All remaining Portfolios have dividend income from Diversified Assets Portfolio which rounds to less than $1.
(3)	Net of $286, $432, and $1 in non-reclaimable foreign withholding taxes in the International Equity, International Equity Index, and Large Cap Equity Portfolios, respectively.
(4)	Amount includes dividend income from Northern Trust Corp. of $7.
(5)	See Note 2 for additional information.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

SMALL COMPANY INDEX PORTFOLIO	LARGE CAP GROWTH PORTFOLIO	LARGE CAP EQUITY PORTFOLIO	EQUITY INDEX PORTFOLIO

$450	$436	$72 (3)	$6,914 (4)
–	–	–	1
63	8	2	44
513	444	74	6,959

73	418	34	309
37	49	5	309
32	15	19	50
4	5	1	33
18	17	16	18
4	5	4	5
2	2	2	2
4	3	3	3
–	–	–	3
4	4	4	4
3	3	3	3
4	4	4	5
185	525	95	744
–	(49)	(5)	–
(74)	(56)	(55)	(105)
111	420	35	639
402	24	39	6,320

529	5,137	885	(1,622)
–	–	1	–
351	–	–	1,472
–	–	–	–

9,854	9,204	342	77,003
(56)	–	–	(61)
–	–	–	–
–	–	–	–
10,678	14,341	1,228	76,792
$11,080	$14,365	$1,267	$83,112

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	INTERNATIONAL EQUITY PORTFOLIO (1)		INTERNATIONAL EQUITY INDEX PORTFOLIO
Amounts in thousands	2011	2010	2011	2010
OPERATIONS:
Net investment income	$1,903	$2,631	$3,744	$3,633
Net realized gains (losses)	4,210	(1,606)	(34)	(10,583)
Net change in unrealized appreciation (depreciation)	22,063	(179)	23,783	8,587
Net Increase in Net Assets Resulting from Operations	28,176	846	27,493	1,637
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(18,952)	(1,745)	52,052	(11,554)
Net increase (decrease) in net assets resulting from Class C share transactions	–	–	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	–	(383)	(113)	(671)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(18,952)	(2,128)	51,939	(12,225)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(2,900)	(3,706)	(3,847)	(2,881)
Total Distributions to Class A shareholders	(2,900)	(3,706)	(3,847)	(2,881)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	–	–	–	–
Total Distributions to Class C shareholders	–	–	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	(6)	(4)	(6)
Total Distributions to Class D shareholders	–	(6)	(4)	(6)
Total Increase (Decrease) in Net Assets	6,324	(4,994)	75,581	(13,475)
NET ASSETS:
Beginning of period	173,816	178,810	168,445	181,920
End of period	$180,140	$173,816	$244,026	$168,445
Accumulated Undistributed Net Investment Income (Loss)	$1,453	$2,450	$3,390	$3,497

(1)	Formerly known as the International Growth Portfolio.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2010

SMALL COMPANY INDEX PORTFOLIO		LARGE CAP GROWTH PORTFOLIO		LARGE CAP EQUITY PORTFOLIO		EQUITY INDEX PORTFOLIO
2011	2010	2011	2010	2011	2010	2011	2010

$402	$674	$24	$150	$39	$108	$6,320	$8,731
880	(1,924)	5,137	2,235	886	2,074	(150)	(7,405)
9,798	15,307	9,204	7,891	342	(1,321)	76,942	46,812
11,080	14,057	14,365	10,276	1,267	861	83,112	48,138

7,428	(6,179)	2,144	20,555	(1,016)	(3,534)	17,584	53,136
–	(6)	(1)	(2)	–	–	129	(153)
–	(10)	4	(46)	(2)	(24)	(125)	(494)
7,428	(6,195)	2,147	20,507	(1,018)	(3,558)	17,588	52,489

(744)	(649)	(180)	(263)	(94)	(323)	(6,250)	(8,516)
(744)	(649)	(180)	(263)	(94)	(323)	(6,250)	(8,516)

–	–	–	–	–	–	(14)	(20)
–	–	–	–	–	–	(14)	(20)

(1)	(1)	–	–	(1)	(2)	(14)	(23)
(1)	(1)	–	–	(1)	(2)	(14)	(23)
17,763	7,212	16,332	30,520	154	(3,022)	94,422	92,068

61,798	54,586	90,131	59,611	8,808	11,830	550,787	458,719
$79,561	$61,798	$106,463	$90,131	$8,962	$8,808	$645,209	$550,787
$285	$628	$(9)	$147	$(22)	$34	$413	$371

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY PORTFOLIO(1)	CLASS A
Selected per share data	2011(2)	2010(2)	2009(2)	2008	2007	2006
Net Asset Value, Beginning of Period	$9.08	$9.11	$6.91	$15.02	$12.91	$10.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.13	0.14	0.23	0.17	0.15
Net realized and unrealized gains (losses)	1.41	–	2.31	(5.94)	2.46	2.58
Total from Investment Operations	1.51	0.13	2.45	(5.71)	2.63	2.73
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.15)	(0.16)	(0.25)	(0.20)	(0.13)	(0.13)
From net realized gains	–	–	–	(2.20)	(0.39)	–
Total Distributions Paid	(0.15)	(0.16)	(0.25)	(2.40)	(0.52)	(0.13)
Net Asset Value, End of Period	$10.44	$9.08	$9.11	$6.91	$15.02	$12.91
Total Return(4)	16.80%	1.50%	36.78%	(44.80)%	21.00%	26.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$180,123	$173,801	$178,417	$122,311	$258,359	$211,732
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Expenses, before waivers, reimbursements and credits	1.21%	1.21%	1.23%	1.21%	1.19%	1.20%
Net investment income, net of waivers, reimbursements and credits	2.10%	1.42%	1.91%	2.01%	1.23%	1.32%
Net investment income, before waivers, reimbursements and credits	1.95%	1.27%	1.74%	1.86%	1.10%	1.18%
Portfolio Turnover Rate	16.95%	47.29%	60.07%	75.41%	87.63%	94.13%

	CLASS D
Selected per share data	2011(2)	2010(2)	2009(2)	2008	2007	2006
Net Asset Value, Beginning of Period	$9.12	$9.14	$6.92	$15.02	$12.92	$10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.09	0.11	0.14	0.11	0.12
Net realized and unrealized gains (losses)	1.41	0.02	2.32	(5.90)	2.46	2.57
Total from Investment Operations	1.50	0.11	2.43	(5.76)	2.57	2.69
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.15)	(0.13)	(0.21)	(0.14)	(0.08)	(0.09)
From net realized gains	–	–	–	(2.20)	(0.39)	–
Total Distributions Paid	(0.15)	(0.13)	(0.21)	(2.34)	(0.47)	(0.09)
Net Asset Value, End of Period	$10.47	$9.12	$9.14	$6.92	$15.02	$12.92
Total Return(4)	16.57%	1.24%	36.24%	(44.99)%	20.46%	26.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17	$15	$393	$353	$674	$552
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses, before waivers, reimbursements and credits	1.60%	1.60%	1.62%	1.60%	1.58%	1.59%
Net investment income, net of waivers, reimbursements and credits	1.71%	1.03%	1.52%	1.62%	0.84%	0.93%
Net investment income, before waivers, reimbursements and credits	1.56%	0.88%	1.35%	1.47%	0.71%	0.79%
Portfolio Turnover Rate	16.95%	47.29%	60.07%	75.41%	87.63%	94.13%

(1)	Formerly known as the International Growth Portfolio.
(2)	Net investment income for the period ended was calculated using the average shares outstanding method.
(3)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)	2006
Net Asset Value, Beginning of Period	$8.10	$8.21	$6.61	$15.73	$15.54	$12.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.18	0.19	0.31	0.36	0.33
Net realized and unrealized gains (losses)	1.06	(0.15)	2.02	(6.50)	1.94	3.14
Total from Investment Operations	1.22	0.03	2.21	(6.19)	2.30	3.47
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.18)	(0.14)	(0.24)	(0.49)	(0.46)	(0.24)
From net realized gains	–	–	(0.37)	(2.44)	(1.65)	(0.30)
Total Distributions Paid	(0.18)	(0.14)	(0.61)	(2.93)	(2.11)	(0.54)
Net Asset Value, End of Period	$9.14	$8.10	$8.21	$6.61	$15.73	$15.54
Total Return(3)	15.26%	0.40%	36.57%	(47.77)%	16.74%	28.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$243,873	$168,208	$181,004	$67,131	$134,611	$127,809
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Expenses, before waivers, reimbursements and credits	0.55%	0.57%	0.62%	0.61%	0.57%	0.58%
Net investment income, net of waivers, reimbursements and credits	3.64%	2.30%	2.66%	2.96%	2.42%	2.43%
Net investment income, before waivers, reimbursements and credits	3.50%	2.14%	2.45%	2.76%	2.26%	2.26%
Portfolio Turnover Rate	4.89%	35.89%	35.06%	43.61%	73.12%	68.17%

	CLASS D
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)	2006
Net Asset Value, Beginning of Period	$7.73	$7.82	$6.34	$15.22	$15.09	$12.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.14	0.15	0.23	0.24	0.30
Net realized and unrealized gains (losses)	1.04	(0.14)	1.92	(6.20)	1.94	3.02
Total from Investment Operations	1.15	–	2.07	(5.97)	2.18	3.32
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.14)	(0.09)	(0.22)	(0.47)	(0.40)	(0.19)
From net realized gains	–	–	(0.37)	(2.44)	(1.65)	(0.30)
Total Distributions Paid	(0.14)	(0.09)	(0.59)	(2.91)	(2.05)	(0.49)
Net Asset Value, End of Period	$8.74	$7.73	$7.82	$6.34	$15.22	$15.09
Total Return(3)	14.96%	0.05%	35.64%	(47.93)%	16.40%	28.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$153	$237	$916	$761	$659	$93
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Expenses, before waivers, reimbursements and credits	0.94%	0.96%	1.01%	1.00%	0.96%	0.97%
Net investment income, net of waivers, reimbursements and credits	3.25%	1.91%	2.27%	2.57%	2.03%	2.04%
Net investment income, before waivers, reimbursements and credits	3.11%	1.75%	2.06%	2.37%	1.87%	1.87%
Portfolio Turnover Rate	4.89%	35.89%	35.06%	43.61%	73.12%	68.17%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

SMALL COMPANY INDEX PORTFOLIO	CLASS A
Selected per share data	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.32		$13.01	$10.63	$17.20	$17.52	$15.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.19	0.16	0.25	0.20	0.16
Net realized and unrealized gains (losses)	2.71		3.28	2.43	(6.60)	(0.39)	2.41
Total from Investment Operations	2.80		3.47	2.59	(6.35)	(0.19)	2.57
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)		(0.16)	(0.21)	(0.22)	(0.13)	(0.17)
Total Distributions Paid	(0.19)		(0.16)	(0.21)	(0.22)	(0.13)	(0.17)
Net Asset Value, End of Period	$18.93		$16.32	$13.01	$10.63	$17.20	$17.52
Total Return(1)	17.27%		26.89%	24.87%	(37.38)%	(1.05)%	17.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$79,441		$61,695	$54,495	$46,072	$83,426	$102,484
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.30	%(3)	0.31%	0.31%	0.31%	0.31%	0.31%
Expenses, before waivers, reimbursements and credits	0.50%		0.63%	0.69%	0.70%	0.54%	0.53%
Net investment income, net of waivers, reimbursements and credits	1.10	%(3)	1.24%	1.51%	1.55%	1.36%	1.19%
Net investment income, before waivers, reimbursements and credits	0.90%		0.92%	1.13%	1.16%	1.13%	0.97%
Portfolio Turnover Rate	2.88%		27.07%	30.51%	47.00%	37.40%	45.99%

	CLASS D
Selected per share data	2011		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.12		$12.86	$10.48	$16.95	$17.25	$14.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.12	0.12	0.13	0.12	0.08
Net realized and unrealized gains (losses)	2.68		3.26	2.40	(6.45)	(0.37)	2.39
Total from Investment Operations	2.74		3.38	2.52	(6.32)	(0.25)	2.47
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.12)	(0.14)	(0.15)	(0.05)	(0.11)
Total Distributions Paid	(0.13)		(0.12)	(0.14)	(0.15)	(0.05)	(0.11)
Net Asset Value, End of Period	$18.73		$16.12	$12.86	$10.48	$16.95	$17.25
Total Return(1)	17.06%		26.40%	24.38%	(37.64)%	(1.41)%	16.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$120		$103	$91	$74	$186	$243
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.69	%(3)	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses, before waivers, reimbursements and credits	0.89%		1.02%	1.08%	1.09%	0.93%	0.92%
Net investment income, net of waivers, reimbursements and credits	0.71	%(3)	0.85%	1.12%	1.16%	0.97%	0.80%
Net investment income, before waivers, reimbursements and credits	0.51%		0.53%	0.74%	0.77%	0.74%	0.58%
Portfolio Turnover Rate	2.88%		27.07%	30.51%	47.00%	37.40%	45.99%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, which represents 0.01 percent of average net assets, on an annualized basis, for the six months ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

LARGE CAP GROWTH PORTFOLIO	CLASS A
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)	2006
Net Asset Value, Beginning of Period	$13.13	$11.65	$9.35	$15.53	$13.33	$12.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	–	0.03	0.06	0.06	0.08	0.07
Net realized and unrealized gains (losses)	2.10	1.50	2.31	(6.15)	2.19	0.84
Total from Investment Operations	2.10	1.53	2.37	(6.09)	2.27	0.91
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.07)	(0.09)	(0.07)	(0.04)
Total Distributions Paid	(0.03)	(0.05)	(0.07)	(0.09)	(0.07)	(0.04)
Net Asset Value, End of Period	$15.20	$13.13	$11.65	$9.35	$15.53	$13.33
Total Return(2)	15.99%	13.22%	25.51%	(39.45)%	17.12%	7.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$106,301	$89,993	$59,444	$52,578	$97,501	$95,041
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Expenses, before waivers, reimbursements and credits	1.07%	1.12%	1.17%	1.11%	1.06%	1.06%
Net investment income, net of waivers, reimbursements and credits	0.04%	0.22%	0.62%	0.46%	0.57%	0.48%
Net investment income (loss), before waivers, reimbursements and credits	(0.17)%	(0.04)%	0.31%	0.21%	0.37%	0.28%
Portfolio Turnover Rate	30.52%	76.32%	217.54%	242.18%	146.66%	151.02%

	CLASS C
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)	2006
Net Asset Value, Beginning of Period	$12.78	$11.34	$9.09	$15.10	$12.98	$12.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)	–	0.04	0.03	0.01	(0.07)
Net realized and unrealized gains (losses)	2.02	1.47	2.24	(5.98)	2.16	0.86
Total from Investment Operations	2.01	1.47	2.28	(5.95)	2.17	0.79
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.03)	(0.03)	(0.06)	(0.05)	(0.04)
Total Distributions Paid	(0.02)	(0.03)	(0.03)	(0.06)	(0.05)	(0.04)
Net Asset Value, End of Period	$14.77	$12.78	$11.34	$9.09	$15.10	$12.98
Total Return(2)	15.78%	12.96%	25.19%	(39.57)%	16.78%	6.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$91	$79	$72	$75	$125	$92
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses, before waivers, reimbursements and credits	1.31%	1.36%	1.41%	1.35%	1.30%	1.30%
Net investment income (loss), net of waivers, reimbursements and credits	(0.20)%	(0.02)%	0.38%	0.22%	0.33%	0.24%
Net investment income (loss), before waivers, reimbursements and credits	(0.41)%	(0.28)%	0.07%	(0.03)%	0.13%	0.04%
Portfolio Turnover Rate	30.52%	76.32%	217.54%	242.18%	146.66%	151.02%

(1)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

LARGE CAP GROWTH PORTFOLIO	CLASS D
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)	2006
Net Asset Value, Beginning of Period	$12.47	$11.08	$8.88	$14.76	$12.68	$11.90
INCOME (LOSS ) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.02)	(0.02)	0.02	0.01	(0.05)	(0.08)
Net realized and unrealized gains (losses)	1.98	1.43	2.20	(5.86)	2.14	0.90
Total from Investment Operations	1.96	1.41	2.22	(5.85)	2.09	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.02)	(0.03)	(0.01)	(0.04)
Total Distributions Paid	(0.02)	(0.02)	(0.02)	(0.03)	(0.01)	(0.04)
Net Asset Value, End of Period	$14.41	$12.47	$11.08	$8.88	$14.76	$12.68
Total Return(2)	15.75%	12.72%	25.02%	(39.73)%	16.51%	6.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$71	$59	$95	$72	$133	$139
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses, before waivers, reimbursements and credits	1.46%	1.51%	1.56%	1.50%	1.45%	1.45%
Net investment income (loss), net of waivers, reimbursements and credits	(0.35)%	(0.17)%	0.23%	0.07%	0.18%	0.09%
Net investment loss, before waivers, reimbursements and credits	(0.56)%	(0.43)%	(0.08)%	(0.18)%	(0.02)%	(0.11)%
Portfolio Turnover Rate	30.52%	76.32%	217.54%	242.18%	146.66%	151.02%

(1)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

LARGE CAP EQUITY PORTFOLIO	CLASS A
Selected per share data	2011(1)	2010(1)	2009(1)	2008		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$6.30	$5.93	$4.53	$8.02		$8.09	$8.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.06	0.07	0.07		0.09	0.07
Net realized and unrealized gains (losses)	0.92	0.47	1.41	(2.99)		0.44	0.57
Total from Investment Operations	0.95	0.53	1.48	(2.92)		0.53	0.64
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)	(0.16)	(0.08)	(0.07)		(0.07)	(0.06)
From net realized gains	–	–	–	(0.50)		(0.53)	(0.79)
Total Distributions Paid	(0.07)	(0.16)	(0.08)	(0.57)		(0.60)	(0.85)
Net Asset Value, End of Period	$7.18	$6.30	$5.93	$4.53		$8.02	$8.09
Total Return(2)	15.14%	9.20%	33.31%	(39.04)%		6.90%	8.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,874	$8,728	$11,731	$40,922		$59,875	$42,505
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.76%	0.76%	0.76%	0.77	%(4)	0.76%	0.76%
Expenses, before waivers, reimbursements and credits	2.06%	2.02%	1.47%	1.14%		1.07%	1.15%
Net investment income, net of waivers, reimbursements and credits	0.85%	0.92%	1.57%	1.31%		1.09%	0.96%
Net investment income (loss), before waivers, reimbursements and credits	(0.45)%	(0.34)%	0.86%	0.94%		0.78%	0.57%
Portfolio Turnover Rate	32.77%	70.25%	79.03%	117.55%		89.01%	123.43%

	CLASS D
Selected per share data	2011(1)	2010(1)	2009(1)	2008		2007(1)	2006(1)
Net Asset Value, Beginning of Period	$5.98	$5.62	$4.29	$7.62		$7.73	$7.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.03	0.05	0.07		0.05	0.04
Net realized and unrealized gains (losses)	0.86	0.46	1.34	(2.86)		0.43	0.54
Total from Investment Operations	0.88	0.49	1.39	(2.79)		0.48	0.58
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.13)	(0.06)	(0.04)		(0.06)	(0.01)
From net realized gains	–	–	–	(0.50)		(0.53)	(0.79)
Total Distributions Paid	(0.06)	(0.13)	(0.06)	(0.54)		(0.59)	(0.80)
Net Asset Value, End of Period	$6.80	$5.98	$5.62	$4.29		$7.62	$7.73
Total Return(2)	14.74%	8.86%	32.83%	(39.29)%		6.50%	7.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$88	$80	$99	$259		$442	$195
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	1.15%	1.15%	1.15%	1.16	%(4)	1.15%	1.15%
Expenses, before waivers, reimbursements and credits	2.45%	2.41%	1.86%	1.53%		1.46%	1.54%
Net investment income, net of waivers, reimbursements and credits	0.46%	0.53%	1.18%	0.92%		0.70%	0.57%
Net investment income (loss), before waivers, reimbursements and credits	(0.84)%	(0.73)%	0.47%	0.55%		0.39%	0.18%
Portfolio Turnover Rate	32.77%	70.25%	79.03%	117.55%		89.01%	123.43%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios, net of waivers, reimbursements and credits, for the year would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio’s temporary borrowing against a line of credit.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

EQUITY INDEX PORTFOLIO	CLASS A
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$11.74	$10.88	$9.51	$17.29	$17.17	$15.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.20	0.22	0.28	0.29	0.27
Net realized and unrealized gains (losses)	1.61	0.86	1.98	(6.26)	0.95	1.87
Total from Investment Operations	1.74	1.06	2.20	(5.98)	1.24	2.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.20)	(0.22)	(0.28)	(0.29)	(0.28)
From net realized gains	–	–	(0.61)	(1.52)	(0.83)	(0.58)
Total Distributions Paid	(0.13)	(0.20)	(0.83)	(1.80)	(1.12)	(0.86)
Net Asset Value, End of Period	$13.35	$11.74	$10.88	$9.51	$17.29	$17.17
Total Return(2)	14.87%	9.83%	25.44%	(38.22)%	7.59%	14.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$641,843	$547,833	$455,354	$410,534	$761,863	$725,157
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Expenses, before waivers, reimbursements and credits	0.24%	0.25%	0.25%	0.25%	0.25%	0.28%
Net investment income, net of waivers, reimbursements and credits	2.04%	1.81%	2.34%	2.07%	1.74%	1.72%
Net investment income, before waivers, reimbursements and credits	2.01%	1.77%	2.30%	2.03%	1.70%	1.65%
Portfolio Turnover Rate	2.67%	15.44%	20.10%	15.88%	43.91%	17.12%

	CLASS C
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$11.69	$10.83	$9.46	$17.21	$17.09	$15.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.17	0.20	0.25	0.23	0.24
Net realized and unrealized gains (losses)	1.60	0.86	1.97	(6.23)	0.97	1.85
Total from Investment Operations	1.72	1.03	2.17	(5.98)	1.20	2.09
LESS DISTRIBUTIONS PAID:
From net investment income	(0.12)	(0.17)	(0.19)	(0.25)	(0.25)	(0.24)
From net realized gains	–	–	(0.61)	(1.52)	(0.83)	(0.58)
Total Distributions Paid	(0.12)	(0.17)	(0.80)	(1.77)	(1.08)	(0.82)
Net Asset Value, End of Period	$13.29	$11.69	$10.83	$9.46	$17.21	$17.09
Total Return(2)	14.72%	9.60%	25.19%	(38.38)%	7.36%	13.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,697	$1,376	$1,418	$8,458	$25,323	$26,677
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before waivers, reimbursements and credits	0.48%	0.49%	0.49%	0.49%	0.49%	0.52%
Net investment income, net of waivers, reimbursements and credits	1.80%	1.57%	2.10%	1.83%	1.50%	1.48%
Net investment income, before waivers, reimbursements and credits	1.77%	1.53%	2.06%	1.79%	1.46%	1.41%
Portfolio Turnover Rate	2.67%	15.44%	20.10%	15.88%	43.91%	17.12%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO	CLASS D
Selected per share data	2011(1)	2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$11.64	$10.79	$9.44	$17.18	$17.06	$15.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.16	0.18	0.23	0.19	0.21
Net realized and unrealized gains (losses)	1.61	0.84	1.96	(6.22)	0.99	1.85
Total from Investment Operations	1.72	1.00	2.14	(5.99)	1.18	2.06
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.15)	(0.18)	(0.23)	(0.23)	(0.21)
From net realized gains	–	–	(0.61)	(1.52)	(0.83)	(0.58)
Total Distributions Paid	(0.11)	(0.15)	(0.79)	(1.75)	(1.06)	(0.79)
Net Asset Value, End of Period	$13.25	$11.64	$10.79	$9.44	$17.18	$17.06
Total Return(2)	14.77%	9.37%	24.92%	(38.50)%	7.20%	13.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,669	$1,578	$1,947	$1,943	$4,283	$4,617
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.63%	0.64%	0.64%	0.64%	0.64%	0.67%
Net investment income, net of waivers, reimbursements and credits	1.65%	1.42%	1.95%	1.68%	1.35%	1.33%
Net investment income, before waivers, reimbursements and credits	1.62%	1.38%	1.91%	1.64%	1.31%	1.26%
Portfolio Turnover Rate	2.67%	15.44%	20.10%	15.88%	43.91%	17.12%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (A)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7%

Australia – 3.5%

Alumina Ltd.	897,914	$2,221

Alumina Ltd. ADR †	24,822	245

Computershare Ltd.	97,982	985
MacArthur Coal Ltd.	219,444	2,798
		6,249

Belgium – 1.9%
Anheuser-Busch InBev N.V.	57,355	3,465

Brazil – 3.4%

Petroleo Brasileiro S.A. ADR	77,679	2,690
Vale S.A. ADR †	105,978	3,419
		6,109

Canada – 3.2%

Bombardier, Inc., Class B	398,787	2,778

Talisman Energy, Inc.	52,808	1,115
Trican Well Service Ltd.	75,571	1,817
		5,710

China – 3.9%

AsiaInfo-Linkage, Inc. †*	105,536	1,893

Bank of China Ltd., Class H	3,820,000	2,119
China Yurun Food Group Ltd.	927,375	3,024
		7,036

Denmark – 0.9%
Christian Hansen Holding A/S	66,031	1,589

Finland – 1.6%
UPM-Kymmene OYJ	150,304	2,835

France – 4.6%

BNP Paribas	38,281	2,995

Societe Generale †	52,711	3,141
Total S.A.	36,783	2,129
		8,265

Germany – 6.4%

Allianz S.E. (Registered)	18,159	2,511

Deutsche Bank A.G. (Registered)	36,418	2,170

E.ON A.G.	20,829	591

GEA Group A.G. †	67,421	2,271

Linde A.G.	14,287	2,417
Siemens A.G. (Registered)	11,460	1,534
		11,494

Hong Kong – 2.1%

AIA Group Ltd. *	286,400	1,012

Esprit Holdings Ltd.	182,607	687

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued

Hong Kong – 2.1% – continued
Huabao International Holdings Ltd.	1,481,665	$2,098
		3,797

India – 0.8%
Sterlite Industries India Ltd. ADR †*	98,045	1,525

Ireland – 1.9%

WPP PLC	177,081	2,217
XL Group PLC	51,777	1,225
		3,442

Japan – 13.3%

Canon, Inc.	60,719	2,928

Kansai Electric Power (The) Co., Inc.	63,800	1,087

Kawasaki Heavy Industries Ltd.	489,100	1,760

Kubota Corp.	175,500	1,585

Mitsubishi UFJ Financial Group, Inc.	659,890	3,055

Mitsui & Co. Ltd.	132,500	2,266

NGK Spark Plug Co. Ltd.	94,900	1,270

Nomura Holdings, Inc.	156,100	788

NTT DoCoMo, Inc.	1,205	2,254

Shimano, Inc.	37,028	1,917

Shin-Etsu Chemical Co. Ltd.	25,300	1,317

Sumitomo Metal Mining Co. Ltd.	74,500	1,208
Tokio Marine Holdings, Inc.	88,000	2,429
		23,864

Netherlands – 3.5%

ASML Holding N.V.	69,304	2,705

Royal Dutch Shell PLC, Class A	2,529	91
Royal Dutch Shell PLC, Class B	97,483	3,543
		6,339

Norway – 0.5%
TGS Nopec Geophysical Co. ASA †	33,384	944

Portugal – 1.2%
Jeronimo Martins SGPS S.A.	111,899	2,095

Singapore – 1.3%
DBS Group Holdings Ltd.	195,204	2,343

South Korea – 3.7%

Hyundai Motor Co.	17,596	4,132
Samsung Electronics Co. Ltd.	3,100	2,599
		6,731

Spain – 2.9%

Banco Santander S.A.	162,693	1,940

Iberdrola S.A.	149,614	1,329

See Notes to the Financial Statements.

(A)	Formerly known as the International Growth Portfolio

EQUITY PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.7% – continued

Spain – 2.9% – continued
Telefonica S.A.	80,604	$1,958
		5,227

Sweden – 1.6%
Telefonaktiebolaget LM Ericsson, Class B	188,130	2,789

Switzerland – 8.8%

ABB Ltd. (Registered) *	40,591	1,090

Credit Suisse Group A.G. (Registered) *	60,240	2,593

Givaudan S.A. (Registered) *	1,585	1,747

Novartis A.G. (Registered)	66,368	4,292

Roche Holding A.G. (Genusschein)	26,484	4,662
Syngenta A.G. (Registered) *	4,391	1,516
		15,900

Taiwan – 1.4%
Hon Hai Precision Industry Co. Ltd.	729,376	2,567

United Kingdom – 18.3%

Autonomy Corp. PLC *	76,714	2,271

BAE Systems PLC	214,094	1,168

Barclays PLC	379,849	1,736

BP PLC	165,737	1,278

Compass Group PLC	265,848	2,594

GlaxoSmithKline PLC	113,693	2,469

National Grid PLC	184,475	1,903

Pearson PLC	143,299	2,695

Prudential PLC	322,069	3,917

Reckitt Benckiser Group PLC	43,159	2,450

Rolls-Royce Holdings PLC *	83,065	873

Standard Chartered PLC	118,819	3,187

Vodafone Group PLC	1,294,578	3,604
Weir Group (The) PLC	87,143	2,874
		33,019

United States – 4.0%

Mead Johnson Nutrition Co. †	27,059	1,834

NII Holdings, Inc. *	30,964	1,352

Schlumberger Ltd.	23,673	2,029
Virgin Media, Inc. †	61,123	1,994
		7,209
Total Common Stocks (1)
(Cost $135,101)		170,543

PREFERRED STOCKS – 3.6%

Brazil – 1.6%

Itau Unibanco Holding S.A. ADR †	129,330	2,952

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.6% – continued

Germany – 2.0%
Volkswagen A.G.	19,906	$3,542
Total Preferred Stocks (1)
(Cost $6,528)		6,494

INVESTMENT COMPANIES – 7.9%

Northern Institutional Funds - Diversified Assets Portfolio (2)(3)	1,335,822	1,336
Northern Institutional Funds - Liquid Assets Portfolio (2)(4)(5)	12,984,316	12,984
Total Investment Companies
(Cost $14,320)		14,320

Total Investments – 106.2%
(Cost $155,949)		191,357
Liabilities less Other Assets – (6.2)%		(11,217)
NET ASSETS – 100.0%		$180,140

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,730,000 with net sales of approximately $394,000 during the six months ended May 31, 2011.
(4)	Investment relates to cash collateral received from Portfolio securities loaned.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $10,293,000 with net purchases of approximately $2,691,000 during the six months ended May 31, 2011.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

(A)	Formerly known as the International Growth Portfolio

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO (A) continued

At May 31, 2011, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	7.3
Energy	8.8
Financials	22.6
Health Care	6.4
Industrials	10.3
Information Technology	10.6
Materials	14.1
Telecommunication Services	5.2
Utilities	2.8

Total	100.0%

At May 31, 2011, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.4%
British Pound	22.0
Japanese Yen	13.5
United States Dollar	12.0
Swiss Franc	9.0
Hong Kong Dollar	5.0
All other currencies less than 5%	16.1

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on May 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments , which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$1,994	$15,512	$–	$17,506
Consumer Staples	1,834	11,034	–	12,868
Energy	7,651	7,985	–	15,636
Financials	1,225	35,934	–	37,159
Health Care	–	11,423	–	11,423
Industrials	2,778	15,421	–	18,199
Information Technology	1,893	16,844	–	18,737
Materials	5,189	19,747	–	24,936
Telecommunication
Services	1,352	7,817	–	9,169
Utilities	–	4,910	–	4,910
Preferred Stocks
Consumer Discretionary	–	3,542		3,542
Financials	2,952	–		2,952
Investment Companies	14,320	–	–	14,320
Total Investments	$41,188	$150,169	$–	$191,357

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

(A)	Formerly known as the International Growth Portfolio

EQUITY PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Australia – 8.5%

AGL Energy Ltd.	9,487	$146

Alumina Ltd.	49,719	123

Amcor Ltd.	24,921	193

AMP Ltd.	58,282	325

Asciano Ltd. †	59,509	101

ASX Ltd.	3,570	124

Australia & New Zealand Banking Group Ltd.	53,346	1,264

Bendigo and Adelaide Bank Ltd. †	7,368	70

BGP Holdings PLC *	104,706	–

BHP Billiton Ltd.	65,983	3,146

BlueScope Steel Ltd.	37,445	58

Boral Ltd. †	14,689	72

Brambles Ltd.	30,606	241

Caltex Australia Ltd.	2,727	41

CFS Retail Property Trust	36,183	73

Coca-Cola Amatil Ltd. †	11,559	146

Cochlear Ltd.	1,157	99

Commonwealth Bank of Australia	31,833	1,724

Computershare Ltd.	9,035	91

Crown Ltd.	9,230	86

CSL Ltd. †	11,165	405

Dexus Property Group	98,378	93

Fairfax Media Ltd. †	42,947	49

Fortescue Metals Group Ltd.	25,369	177

Foster’s Group Ltd.	39,344	183

Goodman Group	142,848	112

GPT Group	35,870	120

Harvey Norman Holdings Ltd.	10,896	29

Iluka Resources Ltd.	8,684	146

Incitec Pivot Ltd.	33,161	136

Insurance Australia Group Ltd.	42,364	161

Leighton Holdings Ltd. †	3,059	76

Lend Lease Group	10,929	105

Lynas Corp. Ltd. *	35,015	89

MacArthur Coal Ltd.	3,342	43

Macquarie Group Ltd.	7,039	256

MAp Group	9,096	30

Metcash Ltd.	15,761	66

Mirvac Group	69,394	95

National Australia Bank Ltd.	44,584	1,263

Newcrest Mining Ltd.	15,834	673

OneSteel Ltd.	27,124	55

Orica Ltd.	7,751	216

Origin Energy Ltd.	22,168	389

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Australia – 8.5% – continued

OZ Minerals Ltd.	6,601	$100

Paladin Energy Ltd. †*	14,332	49

Qantas Airways Ltd. *	23,590	53

QBE Insurance Group Ltd.	21,426	405

QR National Ltd. *	35,173	130

Ramsay Health Care Ltd. †	2,839	56

Rio Tinto Ltd. †	9,000	786

Santos Ltd.	17,923	283

Sims Metal Management Ltd.	3,332	61

Sonic Healthcare Ltd.	7,512	99

SP AusNet	27,751	28

Stockland	48,507	183

Suncorp Group Ltd.	26,075	233

TABCORP Holdings Ltd.	13,982	117

Tatts Group Ltd.	26,510	65

Telstra Corp. Ltd.	88,641	286

Toll Holdings Ltd. †	13,628	76

Transurban Group	26,401	154

Treasury Wine Estates Ltd. *	614	2

Wesfarmers Ltd.	20,775	739

Wesfarmers Ltd. - PPS	3,107	111

Westfield Group	45,713	444

Westfield Retail Trust	58,720	167

Westpac Banking Corp.	61,829	1,465

Woodside Petroleum Ltd.	12,908	644

Woolworths Ltd.	25,059	735
WorleyParsons Ltd.	3,902	125
		20,686

Austria – 0.3%

Erste Group Bank A.G. †	3,853	192

IMMOFINANZ A.G. *	20,255	89

OMV A.G.	2,804	117

Raiffeisen Bank International A.G.	898	49

Telekom Austria A.G.	6,767	88

Verbund A.G.	1,279	58

Vienna Insurance Group A.G. Wiener Versicherung Gruppe	864	49
Voestalpine A.G.	2,251	113
		755

Belgium – 1.0%

Ageas	45,252	125

Anheuser-Busch InBev N.V.	16,480	995

Bekaert N.V.	790	84

Belgacom S.A.	3,059	107

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Belgium – 1.0% – continued

Colruyt S.A.	1,524	$88

Delhaize Group S.A.	2,058	170

Dexia S.A. †*	12,446	44

Groupe Bruxelles Lambert S.A.	1,634	148

KBC Groep N.V.	3,264	138

Mobistar S.A.	668	48

Solvay S.A., Class A	1,202	180

UCB S.A.	2,040	97
Umicore S.A.	2,313	128
		2,352

Denmark – 1.1%

A.P. Moller - Maersk A/S, Class A	11	102

A.P. Moller - Maersk A/S, Class B	27	261

Carlsberg A/S, Class B	2,178	252

Coloplast A/S, Class B	465	69

Danske Bank A/S *	13,419	283

DSV A/S	4,253	107

Novo-Nordisk A/S, Class B	8,611	1,081

Novozymes A/S, Class B	939	158

Pandora A/S †	1,191	41

TDC A/S	7,692	70

Tryg A/S	462	28

Vestas Wind Systems A/S †*	4,143	125
William Demant Holding A/S †*	476	45
		2,622

Finland – 1.0%

Elisa OYJ	2,777	61

Fortum OYJ	9,360	314

Kesko OYJ, Class B	1,396	70

Kone OYJ, Class B	3,170	200

Metso OYJ	2,600	150

Neste Oil OYJ	2,830	49

Nokia OYJ	77,412	541

Nokian Renkaat OYJ	2,201	107

Orion OYJ, Class B	1,881	49

Outokumpu OYJ †	2,578	38

Pohjola Bank PLC, Class A	2,777	39

Rautaruukki OYJ	1,551	37

Sampo OYJ, Class A	8,555	281

Sanoma OYJ †	1,600	30

Stora Enso OYJ, Class R	11,806	132

UPM-Kymmene OYJ	10,570	199

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Finland – 1.0% – continued
Wartsila OYJ	3,509	$128
		2,425

France – 9.7%

Accor S.A. †	2,990	137

Aeroports de Paris	737	71

Air France-KLM *	2,949	50

Air Liquide S.A.	5,852	814

Alcatel-Lucent *	47,167	267

Alstom S.A. †	4,191	260

Arkema S.A.	1,153	126

Atos Origin S.A. †*	1,028	60

AXA S.A.	35,676	764

BNP Paribas	19,710	1,542

Bouygues S.A.	4,926	228

Bureau Veritas S.A. †	1,142	96

Cap Gemini S.A. *	3,012	173

Carrefour S.A. †*	11,865	526

Casino Guichard Perrachon S.A.	1,124	118

Christian Dior S.A.	1,130	175

Cie de Saint-Gobain †	8,267	547

Cie Generale de Geophysique-Veritas *	2,922	110

Cie Generale des Establissements Michelin, Class B	3,595	337

Cie Generale d’Optique Essilor International S.A.	4,120	335

CNP Assurances	3,012	61

Credit Agricole S.A.	19,533	300

Danone	12,018	882

Dassault Systemes S.A. †	1,205	103

Edenred	3,224	96

EDF S.A.	4,912	200

Eiffage S.A.	847	56

Eramet	99	33

Eurazeo	585	46

Eutelsat Communications S.A.	1,995	89

Fonciere Des Regions	573	61

France Telecom S.A.	38,169	875

GDF Suez	25,474	939

Gecina S.A.	463	68

Groupe Eurotunnel S.A. (Registered)	10,853	118

ICADE	509	65

Iliad S.A. †	411	53

Imerys S.A.	630	46

JCDecaux S.A. †*	1,338	43

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

France – 9.7% – continued

Klepierre	2,173	$93

Lafarge S.A. †	4,227	292

Lagardere S.C.A.	2,387	98

Legrand S.A.	4,098	174

L’Oreal S.A.	4,966	626

LVMH Moet Hennessy Louis Vuitton S.A.	5,051	884

Metropole Television S.A.	1,344	32

Natixis	17,685	100

Neopost S.A. †	631	57

Pernod-Ricard S.A. †	4,138	419

Peugeot S.A.	3,097	132

PPR	1,548	271

Publicis Groupe S.A. †	2,525	139

Renault S.A.	3,915	223

Safran S.A.	3,400	139

Sanofi	22,909	1,817

Schneider Electric S.A.	5,037	832

SCOR S.E.	3,436	95

SES S.A.	6,068	163

Societe BIC S.A.	614	58

Societe Generale †	13,080	779

Societe Television Francaise 1	2,580	46

Sodexo	1,921	148

Suez Environnement Co.	5,478	115

Technip S.A.	2,001	216

Thales S.A.	2,073	87

Total S.A.	43,432	2,514

Unibail-Rodamco S.E.	1,866	422

Vallourec S.A.	2,338	294

Veolia Environnement S.A.	7,081	215

Vinci S.A.	9,155	592

Vivendi S.A.	25,517	715
Wendel S.A.	688	84
		23,741

Germany – 8.0%

Adidas A.G.	4,262	321

Allianz S.E. (Registered)	9,318	1,288

Axel Springer A.G. †	246	37

BASF S.E.	18,890	1,745

Bayer A.G. (Registered)	17,008	1,394

Bayerische Motoren Werke A.G.	6,862	609

Beiersdorf A.G.	2,053	136

Brenntag A.G. *	684	82

Celesio A.G.	1,552	37

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Germany – 8.0% – continued

Commerzbank A.G. †*	38,204	$175

Continental A.G. *	1,657	171

Daimler A.G. (Registered)	18,638	1,316

Deutsche Bank A.G. (Registered)	19,115	1,139

Deutsche Boerse A.G.	3,969	314

Deutsche Lufthansa A.G. (Registered)	4,752	103

Deutsche Post A.G. (Registered)	17,742	334

Deutsche Telekom A.G. (Registered)	57,683	860

E.ON A.G.	37,020	1,050

Fraport A.G. Frankfurt Airport Services Worldwide	812	67

Fresenius Medical Care A.G. & Co. KGaA	4,091	297

Fresenius S.E. & Co. KGaA	2,356	248

GEA Group A.G.	3,678	124

Hannover Rueckversicherung A.G. (Registered)	1,226	65

HeidelbergCement A.G.	2,859	199

HeidelbergCement A.G. (VVPR) (1)*	83	–

Henkel A.G. & Co. KGaA	2,648	154

Hochtief A.G.	862	73

Infineon Technologies A.G.	22,075	256

K+S A.G.	3,554	283

Kabel Deutschland Holding A.G. *	1,502	103

Lanxess A.G.	1,694	147

Linde A.G.	3,505	593

MAN S.E. *	2,154	300

Merck KGaA	1,313	144

Metro A.G.	2,640	176

Muenchener Rueckversicherungs A.G. (Registered)	3,907	601

RWE A.G.	8,692	508

Salzgitter A.G.	855	63

SAP A.G.	18,928	1,178

Siemens A.G. (Registered)	16,914	2,263

Suedzucker A.G.	1,347	43

ThyssenKrupp A.G.	7,031	335

TUI A.G. †*	3,617	40

United Internet A.G. (Registered)	2,427	47

Volkswagen A.G.	602	101
Wacker Chemie A.G. †	318	71
		19,590

Greece – 0.2%

Alpha Bank A.E. *	10,289	47

Bank of Cyprus PLC	17,249	57

Coca Cola Hellenic Bottling Co. S.A.	3,730	96

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Greece – 0.2% – continued

EFG Eurobank Ergasias S.A. *	6,537	$30

Hellenic Telecommunications Organization S.A.	5,173	53

National Bank of Greece S.A. *	19,434	137

OPAP S.A.	4,550	84
Public Power Corp. S.A.	2,381	32
		536

Hong Kong – 2.8%

AIA Group Ltd. *	162,600	574

ASM Pacific Technology Ltd.	4,400	60

Bank of East Asia Ltd. †	31,553	138

BOC Hong Kong Holdings Ltd.	75,108	232

Cathay Pacific Airways Ltd.	24,506	59

Cheung Kong Holdings Ltd.	28,729	450

Cheung Kong Infrastructure Holdings Ltd.	8,353	39

CLP Holdings Ltd.	40,021	342

Esprit Holdings Ltd.	26,372	99

Foxconn International Holdings Ltd. †*	41,127	23

Galaxy Entertainment Group Ltd. *	25,536	57

Hang Lung Group Ltd.	18,462	120

Hang Lung Properties Ltd.	52,501	219

Hang Seng Bank Ltd.	15,579	250

Henderson Land Development Co. Ltd.	21,746	148

Hong Kong & China Gas Co. Ltd.	97,073	224

Hong Kong Exchanges and Clearing Ltd.	20,903	469

Hopewell Holdings Ltd.	12,000	38

Hutchison Whampoa Ltd.	43,698	506

Hysan Development Co. Ltd.	12,527	62

Kerry Properties Ltd.	14,504	74

Li & Fung Ltd. *	117,618	261

Lifestyle International Holdings Ltd.	11,953	35

Link REIT (The) †	44,948	153

MTR Corp. †	29,629	109

New World Development Ltd. †	46,327	79

Noble Group Ltd.	77,326	132

NWS Holdings Ltd.	25,260	37

Orient Overseas International Ltd.	5,000	39

PCCW Ltd.	74,374	29

Power Assets Holdings Ltd.	28,433	203

Sands China Ltd. *	49,413	128

Shangri-La Asia Ltd.	29,574	77

Sino Land Co. Ltd. †	53,179	94

SJM Holdings Ltd.	33,889	83

Sun Hung Kai Properties Ltd.	29,136	454

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Hong Kong – 2.8% – continued

Swire Pacific Ltd., Class A	15,051	$232

Wharf Holdings Ltd.	31,466	232

Wheelock & Co. Ltd.	19,021	80

Wing Hang Bank Ltd.	3,268	36

Wynn Macau Ltd.	31,553	111

Yangzijiang Shipbuilding Holdings Ltd.	39,000	51
Yue Yuen Industrial Holdings Ltd.	16,210	56
		6,894

Ireland – 0.7%

Anglo Irish Bank Corp. Ltd.(1) *	6,354	–

CRH PLC	13,680	298

CRH PLC-(London Exchange)	1,027	22

Elan Corp. PLC †*	10,115	98

Experian PLC	20,580	272

James Hardie Industries S.E. *	8,929	56

Kerry Group PLC, Class A	2,862	123

Ryanair Holdings PLC	3,150	16

Shire PLC	11,451	362
WPP PLC	26,457	331
		1,578

Israel – 0.7%

Bank Hapoalim B.M. *	22,709	117

Bank Leumi Le-Israel B.M.	23,812	116

Bezeq The Israeli Telecommunication Corp. Ltd.	35,296	90

Cellcom Israel Ltd.	978	30

Delek Group Ltd.	92	22

Elbit Systems Ltd.	493	25

Israel (The) Corp. Ltd.	49	53

Israel Chemicals Ltd.	9,011	146

Israel Discount Bank Ltd., Class A *	15,791	32

Makhteshim-Agan Industries Ltd. *	5,223	28

Mizrahi Tefahot Bank Ltd.	2,446	26

NICE Systems Ltd. *	1,185	43

Partner Communications Co. Ltd.	1,718	29
Teva Pharmaceutical Industries Ltd.	19,376	987
		1,744

Italy – 2.7%

A2A S.p.A. †	22,481	38

Assicurazioni Generali S.p.A.	24,287	532

Atlantia S.p.A.	6,130	145

Autogrill S.p.A.	2,235	29

Banca Carige S.p.A. †	11,226	28

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Italy – 2.7% – continued

Banca Monte dei Paschi di Siena S.p.A.	54,974	$70

Banco Popolare Scarl	36,273	95

Enel Green Power S.p.A.	34,709	97

Enel S.p.A.	135,729	933

ENI S.p.A.	49,267	1,166

Exor S.p.A.	1,206	41

Fiat Industrial S.p.A. *	15,635	208

Fiat S.p.A.	15,600	167

Finmeccanica S.p.A.	8,268	103

Intesa Sanpaolo S.p.A. †	156,765	408

Intesa Sanpaolo S.p.A. (RSP)	18,989	42

Luxottica Group S.p.A.	2,391	77

Mediaset S.p.A. †	14,358	75

Mediobanca S.p.A.	10,755	120

Parmalat S.p.A. *	25,079	93

Pirelli & C S.p.A.	5,432	54

Prysmian S.p.A.	4,163	88

Saipem S.p.A.	5,590	295

Snam Rete Gas S.p.A.	32,737	193

Telecom Italia S.p.A.	191,094	271

Telecom Italia S.p.A. (RSP)	122,824	150

Tenaris S.A.	9,616	234

Terna Rete Elettrica Nazionale S.p.A.	24,541	120

UniCredit S.p.A.	279,167	637
Unione di Banche Italiane SCPA †	12,315	97
		6,606

Japan – 19.2%

ABC-Mart, Inc.	700	28

Advantest Corp. †	3,200	60

Aeon Co. Ltd.	12,200	141

Aeon Credit Service Co. Ltd.	1,800	23

Aeon Mall Co. Ltd.	1,500	36

Air Water, Inc.	3,000	36

Aisin Seiki Co. Ltd.	3,900	145

Ajinomoto Co., Inc.	14,000	162

Alfresa Holdings Corp.	700	25

All Nippon Airways Co. Ltd.	17,000	52

Amada Co. Ltd.	7,000	52

Aozora Bank Ltd. †	11,000	24

Asahi Breweries Ltd.	7,900	154

Asahi Glass Co. Ltd.	21,000	248

Asahi Kasei Corp.	26,000	171

Asics Corp.	3,000	47

Astellas Pharma, Inc.	9,300	355

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Bank of Kyoto (The) Ltd.	6,971	$62

Bank of Yokohama (The) Ltd.	25,000	121

Benesse Holdings, Inc.	1,400	60

Bridgestone Corp.	13,200	300

Brother Industries Ltd.	4,800	68

Canon, Inc.	23,300	1,124

Casio Computer Co. Ltd.	4,800	35

Central Japan Railway Co.	31	244

Chiba Bank (The) Ltd.	15,000	90

Chiyoda Corp.	3,000	33

Chubu Electric Power Co., Inc.	14,100	223

Chugai Pharmaceutical Co. Ltd.	4,500	74

Chugoku Bank (The) Ltd.	3,000	35

Chugoku Electric Power (The) Co., Inc.	6,000	85

Citizen Holdings Co. Ltd.	4,800	27

Coca-Cola West Co. Ltd.	1,200	23

Cosmo Oil Co. Ltd.	12,000	36

Credit Saison Co. Ltd.	3,200	49

Dai Nippon Printing Co. Ltd.	12,000	138

Daicel Chemical Industries Ltd.	6,000	39

Daido Steel Co. Ltd.	6,000	37

Daihatsu Motor Co. Ltd. †	4,000	66

Dai-ichi Life Insurance (The) Co. Ltd.	185	280

Daiichi Sankyo Co. Ltd.	13,700	266

Daikin Industries Ltd.	4,800	160

Dainippon Sumitomo Pharma Co. Ltd.	3,200	30

Daito Trust Construction Co. Ltd.	1,500	124

Daiwa House Industry Co. Ltd.	10,000	122

Daiwa Securities Group, Inc.	34,000	140

Dena Co. Ltd.	2,000	71

Denki Kagaku Kogyo K.K.	10,000	52

Denso Corp.	9,900	355

Dentsu, Inc.	3,800	103

East Japan Railway Co.	7,090	415

Eisai Co. Ltd. †	5,100	194

Electric Power Development Co. Ltd.	2,400	57

Elpida Memory, Inc. †*	3,700	51

FamilyMart Co. Ltd.	1,300	47

Fanuc Ltd.	4,000	615

Fast Retailing Co. Ltd.	1,100	161

Fuji Electric Co. Ltd. †	11,000	34

Fuji Heavy Industries Ltd.	12,000	88

FUJIFILM Holdings Corp.	9,400	278

Fujitsu Ltd.	38,000	200

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Fukuoka Financial Group, Inc.	16,000	$64

Furukawa Electric Co. Ltd.	14,000	51

Gree, Inc. †	1,962	44

GS Yuasa Corp. †	7,000	45

Gunma Bank (The) Ltd.	7,000	37

Hachijuni Bank (The) Ltd. †	7,872	44

Hakuhodo DY Holdings, Inc.	430	22

Hamamatsu Photonics K.K.	1,391	57

Hino Motors Ltd.	5,000	27

Hirose Electric Co. Ltd.	700	72

Hiroshima Bank (The) Ltd. †	11,000	47

Hisamitsu Pharmaceutical Co., Inc. †	1,300	55

Hitachi Chemical Co. Ltd.	1,900	39

Hitachi Construction Machinery Co. Ltd. †	2,300	49

Hitachi High-Technologies Corp.	1,300	27

Hitachi Ltd.	94,000	539

Hitachi Metals Ltd.	3,000	39

Hokkaido Electric Power Co., Inc.	3,700	54

Hokuhoku Financial Group, Inc.	27,000	51

Hokuriku Electric Power Co.	3,600	61

Honda Motor Co. Ltd.	33,600	1,283

Hoya Corp.	8,800	183

Ibiden Co. Ltd.	2,600	84

Idemitsu Kosan Co. Ltd.	400	44

IHI Corp.	26,000	65

Inpex Corp.	45	326

Isetan Mitsukoshi Holdings Ltd.	7,660	71

Isuzu Motors Ltd.	24,000	112

ITOCHU Corp.	30,600	317

Itochu Techno-Solutions Corp.	700	24

Iyo Bank (The) Ltd.	5,000	45

J. Front Retailing Co. Ltd. †	9,800	40

Japan Petroleum Exploration Co.	600	29

Japan Prime Realty Investment Corp.	14	41

Japan Real Estate Investment Corp.	10	98

Japan Retail Fund Investment Corp. †	34	55

Japan Steel Works (The) Ltd.	6,000	44

Japan Tobacco, Inc.	92	356

JFE Holdings, Inc.	9,400	236

JGC Corp.	4,000	107

Joyo Bank (The) Ltd.	14,000	57

JS Group Corp.	5,600	136

JSR Corp.	3,600	71

JTEKT Corp.	5,000	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Jupiter Telecommunications Co. Ltd.	37	$40

JX Holdings, Inc.	45,627	302

Kajima Corp. †	19,000	53

Kamigumi Co. Ltd.	5,000	43

Kaneka Corp.	6,000	40

Kansai Electric Power (The) Co., Inc.	15,300	261

Kansai Paint Co. Ltd.	4,000	36

Kao Corp.	11,000	283

Kawasaki Heavy Industries Ltd.	29,000	104

Kawasaki Kisen Kaisha Ltd.	14,000	47

KDDI Corp.	60	430

Keikyu Corp. †	9,000	60

Keio Corp. †	12,000	65

Keisei Electric Railway Co. Ltd.	6,000	33

Keyence Corp.	830	218

Kikkoman Corp.	3,000	31

Kinden Corp.	3,000	24

Kintetsu Corp. †	33,000	99

Kirin Holdings Co. Ltd.	17,000	239

Kobe Steel Ltd.	51,000	110

Koito Manufacturing Co. Ltd.	2,000	31

Komatsu Ltd.	19,700	590

Konami Corp.	1,700	35

Konica Minolta Holdings, Inc.	9,500	80

Kubota Corp.	24,000	217

Kuraray Co. Ltd.	7,000	106

Kurita Water Industries Ltd. †	2,300	66

Kyocera Corp.	3,200	337

Kyowa Hakko Kirin Co. Ltd.	5,000	49

Kyushu Electric Power Co., Inc.	8,400	127

Lawson, Inc. †	1,200	60

Mabuchi Motor Co. Ltd.	600	30

Makita Corp.	2,300	98

Marubeni Corp.	34,000	238

Marui Group Co. Ltd.	4,200	30

Maruichi Steel Tube Ltd.	1,100	28

Mazda Motor Corp. *	31,000	79

McDonald’s Holdings Co. Japan Ltd. †	1,200	31

Medipal Holdings Corp.	2,700	24

MEIJI Holdings Co. Ltd.	1,451	62

Minebea Co. Ltd.	7,000	36

Miraca Holdings, Inc.	1,036	41

Mitsubishi Chemical Holdings Corp.	28,000	195

Mitsubishi Corp.	28,000	709

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Mitsubishi Electric Corp.	40,000	$451

Mitsubishi Estate Co. Ltd.	26,000	465

Mitsubishi Gas Chemical Co., Inc.	8,000	60

Mitsubishi Heavy Industries Ltd.	62,000	302

Mitsubishi Logistics Corp.	2,000	22

Mitsubishi Materials Corp.	23,000	71

Mitsubishi Motors Corp. †*	79,000	94

Mitsubishi Tanabe Pharma Corp.	4,600	78

Mitsubishi UFJ Financial Group, Inc.	261,930	1,212

Mitsubishi UFJ Lease & Finance Co. Ltd.	1,080	41

Mitsui & Co. Ltd.	36,000	616

Mitsui Chemicals, Inc.	18,000	59

Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	31

Mitsui Fudosan Co. Ltd.	17,000	287

Mitsui O.S.K. Lines Ltd.	23,000	123

Mizuho Financial Group, Inc.	422,791	669

Mizuho Securities Co. Ltd. *	12,000	28

Mizuho Trust & Banking Co. Ltd. †	30,000	26

MS&AD Insurance Group Holdings	11,693	274

Murata Manufacturing Co. Ltd.	4,100	259

Nabtesco Corp.	1,792	41

Namco Bandai Holdings, Inc.	4,100	47

NEC Corp. *	53,000	112

NGK Insulators Ltd.	5,000	87

NGK Spark Plug Co. Ltd.	3,000	40

NHK Spring Co. Ltd.	3,000	29

Nidec Corp.	2,200	198

Nikon Corp.	7,100	167

Nintendo Co. Ltd.	2,000	466

Nippon Building Fund, Inc.	11	112

Nippon Electric Glass Co. Ltd.	8,000	113

Nippon Express Co. Ltd.	17,000	66

Nippon Meat Packers, Inc. †	3,000	42

Nippon Paper Group, Inc.	2,200	47

Nippon Sheet Glass Co. Ltd.	19,000	63

Nippon Steel Corp.	108,000	323

Nippon Telegraph & Telephone Corp.	9,926	467

Nippon Yusen K.K.	31,000	117

Nishi-Nippon City Bank (The) Ltd.	14,000	40

Nissan Motor Co. Ltd.	51,600	517

Nisshin Seifun Group, Inc.	3,500	43

Nisshin Steel Co. Ltd.	14,000	27

Nissin Foods Holdings Co. Ltd. †	1,200	43

Nitori Holdings Co. Ltd.	750	65

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Nitto Denko Corp.	3,400	$178

NKSJ Holdings, Inc.	30,482	193

NOK Corp.	1,900	33

Nomura Holdings, Inc.	71,800	362

Nomura Real Estate Holdings, Inc.	2,100	33

Nomura Real Estate Office Fund, Inc.	6	42

Nomura Research Institute Ltd.	2,300	48

NSK Ltd.	9,000	85

NTN Corp.	10,000	52

NTT Data Corp. †	26	82

NTT DoCoMo, Inc.	318	595

NTT Urban Development Corp.	18	15

Obayashi Corp.	13,000	55

Odakyu Electric Railway Co. Ltd. †	13,000	102

OJI Paper Co. Ltd.	17,000	75

Olympus Corp.	4,400	136

Omron Corp.	4,100	106

Ono Pharmaceutical Co. Ltd.	1,700	90

Oracle Corp. Japan	700	31

Oriental Land Co. Ltd. †	1,000	85

ORIX Corp.	2,130	204

Osaka Gas Co. Ltd.	42,000	149

Otsuka Corp.	400	23

Otsuka Holdings Co. Ltd. *	5,057	133

Panasonic Corp.	45,800	539

Rakuten, Inc.	148	150

Resona Holdings, Inc.	39,600	175

Ricoh Co. Ltd.	14,000	155

Rinnai Corp.	700	49

Rohm Co. Ltd.	2,000	115

Sankyo Co. Ltd.	1,100	58

Santen Pharmaceutical Co. Ltd.	1,600	64

SBI Holdings, Inc.	409	40

Secom Co. Ltd.	4,300	204

Sega Sammy Holdings, Inc.	4,500	87

Seiko Epson Corp.	2,900	49

Sekisui Chemical Co. Ltd.	9,000	72

Sekisui House Ltd.	12,000	114

Seven & I Holdings Co. Ltd.	15,700	417

Seven Bank Ltd.	8	15

Sharp Corp.	21,000	197

Shikoku Electric Power Co., Inc.	4,000	82

Shimadzu Corp.	5,000	44

Shimamura Co. Ltd.	500	47

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Shimano, Inc.	1,600	$83

Shimizu Corp. †	14,000	58

Shin-Etsu Chemical Co. Ltd.	8,400	437

Shinsei Bank Ltd. †	32,000	34

Shionogi & Co. Ltd.	6,100	103

Shiseido Co. Ltd.	7,500	129

Shizuoka Bank (The) Ltd.	12,000	110

Showa Denko K.K.	29,000	59

Showa Shell Sekiyu K.K.	3,800	37

SMC Corp.	1,100	177

Softbank Corp.	17,800	692

Sojitz Corp.	27,300	51

Sony Corp.	20,500	548

Sony Financial Holdings, Inc.	3,500	64

Square Enix Holdings Co. Ltd.	1,400	23

Stanley Electric Co. Ltd.	3,100	51

Sumco Corp. †*	2,500	45

Sumitomo Chemical Co. Ltd.	32,000	160

Sumitomo Corp.	22,900	307

Sumitomo Electric Industries Ltd.	15,300	221

Sumitomo Heavy Industries Ltd.	11,000	76

Sumitomo Metal Industries Ltd.	68,000	140

Sumitomo Metal Mining Co. Ltd.	11,000	178

Sumitomo Mitsui Financial Group, Inc.	27,723	803

Sumitomo Mitsui Trust Holdings, Inc.	63,270	218

Sumitomo Realty & Development Co. Ltd.	8,000	171

Sumitomo Rubber Industries Ltd.	3,500	40

Suruga Bank Ltd.	4,000	33

Suzuken Co. Ltd.	1,597	37

Suzuki Motor Corp.	6,800	150

Sysmex Corp.	1,500	53

T&D Holdings, Inc.	6,000	145

Taisei Corp.	22,000	49

Taisho Pharmaceutical Co. Ltd.	3,000	68

Taiyo Nippon Sanso Corp.	5,000	39

Takashimaya Co. Ltd. †	6,000	39

Takeda Pharmaceutical Co. Ltd.	16,200	770

TDK Corp.	2,500	132

Teijin Ltd. †	19,000	88

Terumo Corp.	3,400	192

THK Co. Ltd.	2,500	62

Tobu Railway Co. Ltd. †	20,000	76

Toho Co. Ltd.	2,200	36

Toho Gas Co. Ltd.	9,000	43

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Japan – 19.2% – continued

Tohoku Electric Power Co., Inc.	9,600	$113

Tokio Marine Holdings, Inc.	15,100	417

Tokyo Electric Power (The) Co., Inc.	29,400	116

Tokyo Electron Ltd.	3,500	194

Tokyo Gas Co. Ltd.	52,000	221

Tokyu Corp.	23,000	95

Tokyu Land Corp.	8,000	37

TonenGeneral Sekiyu K.K.	6,000	73

Toppan Printing Co. Ltd.	11,000	84

Toray Industries, Inc.	30,000	228

Toshiba Corp.	82,000	438

Tosoh Corp.	10,000	40

TOTO Ltd.	6,000	44

Toyo Seikan Kaisha Ltd.	3,300	51

Toyo Suisan Kaisha Ltd. †	2,000	47

Toyoda Gosei Co. Ltd.	1,400	30

Toyota Boshoku Corp.	1,600	25

Toyota Industries Corp.	3,600	110

Toyota Motor Corp.	56,800	2,365

Toyota Tsusho Corp.	4,300	71

Trend Micro, Inc.	2,400	73

Tsumura & Co.	1,200	37

Ube Industries Ltd.	20,000	62

Unicharm Corp.	2,300	93

Ushio, Inc.	2,000	40

USS Co. Ltd.	450	34

West Japan Railway Co.	37	141

Yahoo Japan Corp.	295	98

Yakult Honsha Co. Ltd.	2,000	55

Yamada Denki Co. Ltd.	1,670	131

Yamaguchi Financial Group, Inc.	4,000	36

Yamaha Corp.	3,200	36

Yamaha Motor Co. Ltd. *	5,900	106

Yamato Holdings Co. Ltd.	8,100	123

Yamato Kogyo Co. Ltd.	900	29

Yamazaki Baking Co. Ltd. †	2,905	37

Yaskawa Electric Corp. †	4,000	44
Yokogawa Electric Corp. *	4,300	34
		46,757

Netherlands – 4.8%

Aegon N.V. *	34,966	246

Akzo Nobel N.V.	4,861	352

ArcelorMittal	17,786	597

ASML Holding N.V.	8,753	342

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Netherlands – 4.8% – continued

Corio N.V.	1,198	$82

Delta Lloyd N.V.	1,989	46

European Aeronautic Defence and Space Co. N.V.	8,312	275

Fugro N.V. - CVA	1,385	110

Heineken Holding N.V.	2,345	123

Heineken N.V.	5,282	318

ING Groep N.V. - CVA *	78,838	955

Koninklijke Ahold N.V.	24,990	357

Koninklijke Boskalis Westminster N.V.	1,439	68

Koninklijke DSM N.V.	3,140	211

Koninklijke KPN N.V.	32,676	480

Koninklijke Philips Electronics N.V.	20,265	563

Koninklijke Vopak N.V.	1,435	68

PostNL	7,004	74

QIAGEN N.V. *	4,730	94

Randstad Holding N.V.	2,467	122

Reed Elsevier N.V.	13,931	188

Royal Dutch Shell PLC, Class A	73,209	2,644

Royal Dutch Shell PLC, Class B	55,362	2,012

SBM Offshore N.V.	3,400	90

TNT Express N.V. *	7,647	108

Unilever N.V. - CVA	33,503	1,093
Wolters Kluwer N.V.	6,286	142
		11,760

New Zealand – 0.1%

Auckland International Airport Ltd.	18,898	36

Contact Energy Ltd. *	6,475	32

Fletcher Building Ltd.	13,842	102

Sky City Entertainment Group Ltd.	12,072	37
Telecom Corp. of New Zealand Ltd.	39,044	77
		284

Norway – 0.9%

Aker Solutions ASA †	3,359	74

DnB NOR ASA †	19,876	300

Gjensidige Forsikring ASA	4,165	53

Norsk Hydro ASA †	19,516	157

Orkla ASA	15,712	147

Renewable Energy Corp. ASA †*	10,011	24

Seadrill Ltd. †	6,403	232

Statoil ASA	23,113	611

Telenor ASA	15,392	261

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Norway – 0.9% – continued
Yara International ASA †	3,859	$233
		2,092

Portugal – 0.2%

Banco Comercial Portugues S.A. (Registered) †*	61,724	43

Banco Espirito Santo S.A. (Registered)	11,840	47

Cimpor Cimentos de Portugal SGPS S.A.	4,203	32

Energias de Portugal S.A.	38,905	145

Galp Energia SGPS S.A., Class B †	4,683	99

Jeronimo Martins SGPS S.A.	4,501	84
Portugal Telecom SGPS S.A. (Registered)	13,829	151
		601

Singapore – 1.6%

Ascendas Real Estate Investment Trust	38,666	65

CapitaLand Ltd.	52,250	131

CapitaMall Trust	39,200	64

CapitaMalls Asia Ltd.	30,940	40

City Developments Ltd.	10,000	92

ComfortDelgro Corp. Ltd.	38,000	45

Cosco Corp. Singapore Ltd. †	21,000	34

DBS Group Holdings Ltd.	35,095	421

Fraser and Neave Ltd.	18,348	91

Genting Singapore PLC †*	124,000	200

Global Logistic Properties Ltd. *	38,701	63

Golden Agri-Resources Ltd.	136,105	76

Hutchison Port Holdings Trust *	106,000	100

Jardine Cycle & Carriage Ltd.	1,870	61

Keppel Corp. Ltd.	29,150	272

Keppel Land Ltd.	15,862	53

Neptune Orient Lines Ltd. †	17,897	27

Olam International Ltd.	26,098	63

Oversea-Chinese Banking Corp. Ltd.	50,974	393

SembCorp Industries Ltd.	20,044	82

SembCorp Marine Ltd. †	17,400	75

Singapore Airlines Ltd.	11,667	134

Singapore Exchange Ltd. †	17,000	104

Singapore Press Holdings Ltd. †	31,295	98

Singapore Technologies Engineering Ltd.	30,000	72

Singapore Telecommunications Ltd.	162,325	423

StarHub Ltd.	13,000	29

United Overseas Bank Ltd. †	25,998	410

UOL Group Ltd.	10,039	40

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Singapore – 1.6% – continued
Wilmar International Ltd. †	39,000	$169
		3,927

Spain – 3.5%

Abertis Infraestructuras S.A.	7,669	178

Acciona S.A.	537	58

Acerinox S.A.	2,019	39

ACS Actividades de Construcciony Servicios S.A.	2,877	139

Amadeus IT Holding S.A., Class A *	5,121	106

Banco Bilbao Vizcaya Argentaria S.A.	87,709	1,027

Banco de Sabadell S.A. †	22,423	97

Banco Popular Espanol S.A. †	20,070	117

Banco Santander S.A.	173,462	2,068

Bankinter S.A.	4,548	31

Criteria Caixacorp S.A.	17,138	125

EDP Renovaveis S.A. *	4,533	31

Enagas	3,636	86

Ferrovial S.A.	7,624	97

Fomento de Construcciones y Contratas S.A. †	1,103	34

Gas Natural SDG S.A.	6,697	127

Grifols S.A.	2,812	57

Iberdrola Renovables S.A.	17,171	76

Iberdrola S.A.	78,233	695

Inditex S.A.	4,447	405

Indra Sistemas S.A.	1,824	38

Mapfre S.A.	15,701	60

Mediaset Espana Comunicacion S.A. †	3,109	28

Red Electrica Corp. S.A.	2,201	133

Repsol YPF S.A.	16,308	557

Telefonica S.A.	84,413	2,051
Zardoya Otis S.A.	2,822	47
		8,507

Sweden – 3.2%

Alfa Laval AB	6,869	152

Assa Abloy AB, Class B	6,353	177

Atlas Copco AB, Class A	13,682	362

Atlas Copco AB, Class B	7,955	188

Boliden AB	5,568	109

Electrolux AB, Class B	4,883	133

Getinge AB, Class B	4,066	114

Hennes & Mauritz AB, Class B	21,096	785

Hexagon AB, Class B	5,166	141

Holmen AB, Class B †	1,098	38

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Sweden – 3.2% – continued

Husqvarna AB, Class B †	8,524	$68

Industrivarden AB, Class C *	2,666	47

Investor AB, Class B	9,261	222

Kinnevik Investment AB, Class B	4,408	108

Millicom International Cellular S.A. SDR †	1,542	179

Modern Times Group AB, Class B	1,025	71

Nordea Bank AB	54,309	638

Ratos AB, Class B †	4,124	84

Sandvik AB	21,076	400

Scania AB, Class B †	6,513	161

Securitas AB, Class B †	6,365	69

Skandinaviska Enskilda Banken AB, Class A	28,650	257

Skanska AB, Class B	8,124	151

SKF AB, Class B	7,940	238

SSAB AB, Class A	3,073	52

Svenska Cellulosa AB, Class B	11,626	181

Svenska Handelsbanken AB, Class A	10,236	345

Swedbank AB, Class A	16,618	309

Swedish Match AB	4,701	166

Tele2 AB, Class B	6,436	126

Telefonaktiebolaget LM Ericsson, Class B	61,979	919

TeliaSonera AB	44,219	345
Volvo AB, Class B	28,637	519
		7,854

Switzerland – 9.1%

ABB Ltd. (Registered) *	45,085	1,211

Actelion Ltd. (Registered) *	2,289	125

Adecco S.A. (Registered) *	2,740	187

Aryzta A.G.	1,408	78

Aryzta A.G. - (Dublin Exchange)	308	17

Baloise Holding A.G. (Registered)	1,014	107

Cie Financiere Richemont S.A., Class A (Bearer)	10,796	704

Credit Suisse Group A.G. (Registered) *	23,179	998

GAM Holding A.G. *	4,231	81

Geberit A.G. (Registered) *	792	191

Givaudan S.A. (Registered) *	169	186

Glencore International PLC *	17,030	149

Holcim Ltd. (Registered) *	5,117	408

Julius Baer Group Ltd. *	4,201	185

Kuehne & Nagel International A.G. (Registered)	1,098	173

Lindt & Spruengli A.G. (Participation Certificates)	18	56

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Switzerland – 9.1% – continued

Lindt & Spruengli A.G. (Registered)	2	$72

Lonza Group A.G. (Registered) *	1,086	94

Nestle S.A. (Registered)	71,195	4,573

Novartis A.G. (Registered)	47,971	3,101

Pargesa Holding S.A. (Bearer)	511	48

Roche Holding A.G. (Genusschein)	14,441	2,542

Schindler Holding A.G. (Participation Certificates)	989	125

Schindler Holding A.G. (Registered)	437	55

SGS S.A. (Registered)	112	223

Sika A.G. (Bearer)	42	107

Sonova Holding A.G. (Registered)	1,034	109

STMicroelectronics N.V.	12,897	145

Straumann Holding A.G. (Registered)	158	43

Sulzer A.G. (Registered)	501	91

Swatch Group (The) A.G. (Bearer) *	628	313

Swatch Group (The) A.G. (Registered) *	886	79

Swiss Life Holding A.G. (Registered) *	619	103

Swiss Re Ltd. *	7,344	437

Swisscom A.G. (Registered)	473	218

Syngenta A.G. (Registered) *	1,956	676

Synthes, Inc.	1,353	236

Transocean Ltd.	6,636	462

UBS A.G. (Registered) *	74,858	1,439

Wolseley PLC	5,792	196

Xstrata PLC	42,700	1,003
Zurich Financial Services A.G. *	3,005	805
		22,151

United Kingdom – 18.5%

3i Group PLC	19,689	93

Admiral Group PLC	4,101	116

Aggreko PLC	5,680	175

AMEC PLC	6,723	128

Anglo American PLC	27,135	1,355

Antofagasta PLC	8,028	176

ARM Holdings PLC	27,958	265

Associated British Foods PLC	7,247	128

AstraZeneca PLC	28,598	1,496

Autonomy Corp. PLC *	4,783	142

Aviva PLC	58,832	424

Babcock International Group PLC	7,304	83

BAE Systems PLC	71,257	389

Balfour Beatty PLC	13,942	74

Barclays PLC	237,885	1,087

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

United Kingdom – 18.5% – continued

BG Group PLC	69,638	$1,620

BHP Billiton PLC	44,834	1,777

BP PLC	386,286	2,980

British American Tobacco PLC	41,042	1,845

British Land Co. PLC	16,912	167

British Sky Broadcasting Group PLC	23,877	327

BT Group PLC	160,993	533

Bunzl PLC	6,687	85

Burberry Group PLC	8,883	193

Cairn Energy PLC *	28,417	206

Capita Group (The) PLC	12,473	151

Capital Shopping Centres Group PLC	11,299	76

Carnival PLC	3,709	149

Centrica PLC	106,889	561

Cobham PLC	23,457	88

Compass Group PLC	39,533	386

Diageo PLC	51,455	1,097

Essar Energy PLC *	7,026	53

Eurasian Natural Resources Corp. PLC	5,228	73

Fresnillo PLC	3,647	88

G4S PLC	28,724	135

GlaxoSmithKline PLC	106,630	2,316

Hammerson PLC	14,565	115

Home Retail Group PLC	17,566	62

HSBC Holdings PLC	364,405	3,811

ICAP PLC	11,405	91

Imperial Tobacco Group PLC	21,019	754

Inmarsat PLC †	9,882	98

Intercontinental Hotels Group PLC	5,883	126

International Consolidated Airlines Group S.A. *	19,440	76

International Power PLC	31,119	164

Intertek Group PLC	3,249	110

Invensys PLC	16,463	84

Investec PLC	9,798	82

ITV PLC *	74,989	88

J. Sainsbury PLC	24,668	141

Johnson Matthey PLC	4,361	152

Kazakhmys PLC	4,351	94

Kingfisher PLC	48,137	228

Land Securities Group PLC	15,584	214

Legal & General Group PLC	119,368	231

Lloyds Banking Group PLC *	843,160	723

London Stock Exchange Group PLC	2,829	46

Lonmin PLC	3,282	87

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

United Kingdom – 18.5% – continued

Man Group PLC	38,995	$165

Marks & Spencer Group PLC	32,263	212

National Grid PLC	72,163	745

Next PLC	3,735	140

Old Mutual PLC	110,968	241

Pearson PLC	17,046	321

Petrofac Ltd.	5,266	139

Prudential PLC	52,692	641

Randgold Resources Ltd.	1,849	152

Reckitt Benckiser Group PLC	12,742	723

Reed Elsevier PLC	25,754	234

Resolution Ltd.	29,540	152

Rexam PLC	17,782	117

Rio Tinto PLC	29,717	2,079

Rolls-Royce Holdings PLC *	39,098	411

Royal Bank of Scotland Group PLC *	368,161	259

RSA Insurance Group PLC	70,931	161

SABMiller PLC	19,655	729

Sage Group (The) PLC	26,797	128

Schroders PLC	2,349	63

Scottish & Southern Energy PLC	19,433	442

Segro PLC	15,002	80

Serco Group PLC	10,040	95

Severn Trent PLC	4,817	121

Smith & Nephew PLC	18,103	202

Smiths Group PLC	7,964	162

Standard Chartered PLC	48,418	1,299

Standard Life PLC	46,389	161

Subsea 7 S.A. †*	5,723	152

Tesco PLC	165,171	1,141

TUI Travel PLC	11,340	44

Tullow Oil PLC	18,531	413

Unilever PLC	26,451	859

United Utilities Group PLC	13,840	142

Vedanta Resources PLC	2,422	86

Vodafone Group PLC	1,062,719	2,959

Weir Group (The) PLC	4,289	141

Whitbread PLC	3,596	97
WM Morrison Supermarkets PLC	46,381	232
		45,254
Total Common Stocks (2)
(Cost $211,527)		238,716

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.5%

Germany – 0.5%

Bayerische Motoren Werke A.G.	1,070	$64

Henkel A.G. & Co. KGaA	3,631	257

Porsche Automobil Holding S.E.	3,117	217

ProSiebenSat.1 Media A.G.	1,552	40

RWE A.G. (Non Voting) †	800	44
Volkswagen A.G.	2,979	530
		1,152
Total Preferred Stocks (2)
(Cost $872)		1,152

RIGHTS – 0.0%

Belgium – 0.0%
Dexia S.A. *	12,446	2

France – 0.0%

Eurazeo *	585	2
Eurazeo (Paris Exchange) *	585	1
		3

Germany – 0.0%
Commerzbank A.G. †*	38,204	49

Italy – 0.0%
Intesa Sanpaolo SpA *	175,754	31

Portugal – 0.0%
Banco Comercial Portugues S.A. †*	61,724	1

Spain – 0.0%
Gas Natural SDG S.A. *	6,697	5
Total Rights (2)
(Cost $103)		91

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.7%

Northern Institutional Funds - Diversified Assets Portfolio (3)(4)	646,237	$646

Northern Institutional Funds - Liquid Assets Portfolio (3)(5)(6)	10,839,492	10,839
Total Investment Companies
(Cost $11,485)		11,485

Total Investments – 103.0%
(Cost $223,987)		251,444
Liabilities less Other Assets – (3.0)%		(7,418)
NET ASSETS – 100.0%		$244,026

(1)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,394,000 with net sales of approximately $748,000 during the six months ended May 31, 2011.
(5)	Investment relates to cash collateral received from Portfolio securities loaned. (6) At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $6,545,000 with net purchases of approximately $4,294,000 during the six months ended May 31, 2011.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2011, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Euro Stoxx 50 (Euro)	39	$1,603	Long	6/11	$79
FTSE 100 Index (British Pound)	11	1,079	Long	6/11	52
Hang Seng Index (Hong Kong Dollar)	1	151	Long	6/11	5
NIKKEI (Japanese Yen)	6	358	Long	6/11	30
SGX NIKKKEI 225 (Japanese Yen)	10	594	Long	6/11	21
SPI 200 (Australian Dollar)	3	377	Long	6/11	11

Total					$198

At May 31, 2011, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.3%
Consumer Staples	10.2
Energy	8.2
Financials	23.7
Health Care	8.8
Industrials	12.8
Information Technology	4.7
Materials	11.2
Telecommunication Services	5.5
Utilities	4.6

Total	100%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

At May 31, 2011, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.9%
British Pound	21.6
Japanese Yen	19.4
Australian Dollar	8.6
Swiss Franc	8.6
All other currencies less than 5%	10.9

Total	100.0%

At May 31, 2011, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS) (000s)
United States Dollar	100	Hong Kong Dollar	778	6/2/11	$–
United States Dollar	25	Israeli Shekel	86	6/2/11	–
United States Dollar	300	British Pound	182	6/3/11	–
United States Dollar	50	Norwegian Krone	270	6/6/11	–
United States Dollar	100	Danish Krone	519	6/7/11	–
Australian Dollar	181	United States Dollar	179	6/15/11	(14)
Japanese Yen	25,713	United States Dollar	310	6/15/11	(5)
Swiss Franc	321	United States Dollar	345	6/15/11	(32)
United States Dollar	498	British Pound	310	6/15/11	12
United States Dollar	735	Euro	533	6/15/11	32
United States Dollar	127	Hong Kong Dollar	988	6/15/11	–

Total					$(7)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securites, securities valuation based on commonly quoted benchmark interest rates and yeild curves, and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on May 31, 2011 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following techniques on Level 3 investments: ThePortfolio valued certain securities using prices provided by a third party pricing provider.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Consumer Discretionary	$–	$23,804	$–	$23,804
Consumer Staples	–	24,307	–	24,307
Energy	–	19,662	–	19,662
Financials	–	56,714	–	56,714
Health Care	–	21,126	–	21,126
Industrials	–	30,811	–	30,811
Information Technology	–	11,267	–	11,267
Materials	–	26,867	–	26,867
Telecommunication Services	70	13,144	–	13,214
Utilities	–	10,944	–	10,944
Preferred Stocks
Consumer Discretionary	–	851	–	851
Consumer Staples	–	257	–	257
Utilities	–	44	–	44
Rights
Financials	1	81	4	86
Utilities	–	5	–	5
Investment Companies	11,485	–	–	11,485
Total Investments	$11,556	$239,884	$4	$251,444

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$198	$–	$–	$198
Forward Foreign
Currency Exchange
Contracts	–	44	–	44
Liabilities
Futures Contracts	–	–	–	–
Forward Foreign
Currency Exchange
Contracts	–	(51)	–	(51)
Total Other Financial
Instruments	$198	$(7)	$–	$191

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/10 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		NET PURCHASES (SALES) (000s)		NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)	BALANCE AS OF 5/31/11 (000s)
Common Stocks
Industrials	$57	$9		$(7)		$(59)	$–	$–
Rights
Financials	–	–	–		4		–	4
Total	$57	$9		$(7)		$(55)	$–	$4

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Advertising – 0.0%

APAC Customer Services, Inc. *	1,853	$11

Harte-Hanks, Inc.	2,410	20
Marchex, Inc., Class B †	1,070	8
		39

Aerospace/Defense – 1.3%

AAR Corp.	2,336	62

Aerovironment, Inc. †*	1,023	31

Astronics Corp. †*	621	17

Cubic Corp.	952	49

Curtiss-Wright Corp.	2,791	95

Ducommun, Inc. †	688	13

Esterline Technologies Corp. *	1,815	137

GenCorp, Inc. †*	3,681	23

HEICO Corp. †	2,240	123

Kaman Corp.	1,568	57

Kratos Defense & Security Solutions, Inc. †*	1,410	17

LMI Aerospace, Inc. †*	500	11

Moog, Inc., Class A*	2,752	113

National Presto Industries, Inc. †	296	31

Orbital Sciences Corp. *	3,456	65

Teledyne Technologies, Inc. *	2,201	108
Triumph Group, Inc. †	1,017	95
		1,047

Agriculture – 0.3%

Alico, Inc. †	217	5

Alliance One International, Inc. †*	5,212	20

Andersons (The), Inc. †	1,107	48

Cadiz, Inc. †*	674	7

Griffin Land & Nurseries, Inc. †	144	4

Limoneira Co. †	483	10

MGP Ingredients, Inc. †	683	6

Star Scientific, Inc. †*	5,602	29

Tejon Ranch Co. *	818	30

Universal Corp. †	1,496	63
Vector Group Ltd. †	2,743	53
		275

Airlines – 0.6%

Alaska Air Group, Inc. *	2,168	146

Allegiant Travel Co. †*	936	43

Hawaiian Holdings, Inc. †*	3,042	17

JetBlue Airways Corp. †*	14,832	90

Pinnacle Airlines Corp. †*	1,053	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Airlines – 0.6% – continued

Republic Airways Holdings, Inc. †*	2,812	$14

Skywest, Inc.	3,476	54
US Airways Group, Inc. †*	9,797	89
		458

Apparel – 2.0%

American Apparel, Inc. *	1,900	2

Carter’s, Inc. †*	3,603	114

Cherokee, Inc. †	423	8

Columbia Sportswear Co.	697	46

CROCS, Inc. *	5,222	119

Deckers Outdoor Corp. *	2,353	214

Delta Apparel, Inc. †*	326	5

G-III Apparel Group Ltd. *	945	41

Iconix Brand Group, Inc. *	4,390	108

Joe’s Jeans, Inc. †*	2,358	2

Jones Group (The), Inc. †	5,346	66

K-Swiss, Inc., Class A †*	1,696	19

Lacrosse Footwear, Inc. †	251	4

Maidenform Brands, Inc. †*	1,403	42

Oxford Industries, Inc. †	856	32

Perry Ellis International, Inc. †*	713	22

Quiksilver, Inc. *	8,037	37

R.G. Barry Corp. †	430	5

Skechers U.S.A., Inc., Class A †*	2,106	37

Steven Madden Ltd. *	1,506	84

Timberland (The) Co., Class A *	2,384	78

True Religion Apparel, Inc. *	1,556	46

Under Armour, Inc., Class A †*	2,140	139

Unifi, Inc. *	810	11

Volcom, Inc. †	1,229	30

Warnaco Group (The), Inc. *	2,697	149

Weyco Group, Inc. †	404	10
Wolverine World Wide, Inc.	3,005	118
		1,588

Auto Manufacturers – 0.1%

Force Protection, Inc. *	4,098	20
Wabash National Corp. †*	4,152	40
		60

Auto Parts & Equipment – 1.1%

American Axle & Manufacturing Holdings, Inc. †*	3,638	42

Amerigon, Inc. †*	1,379	23

Commercial Vehicle Group, Inc. *	1,523	24

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Auto Parts & Equipment – 1.1% – continued

Cooper Tire & Rubber Co.	3,718	$90

Dana Holding Corp. †*	8,519	154

Dorman Products, Inc. †*	710	27

Douglas Dynamics, Inc.	637	10

Exide Technologies *	4,548	45

Fuel Systems Solutions, Inc. †*	1,007	25

Meritor, Inc. *	5,716	94

Miller Industries, Inc. †	561	10

Modine Manufacturing Co. *	2,814	45

Spartan Motors, Inc. †	1,996	9

Standard Motor Products, Inc.	1,137	17

Superior Industries International, Inc.	1,424	31

Tenneco, Inc. *	3,631	152

Titan International, Inc. †	2,556	70
Tower International, Inc. †*	355	6
		874

Banks – 5.1%

1st Source Corp. †	966	20

1st United Bancorp, Inc. *	1,725	11

Alliance Financial Corp. †	290	8

American National Bankshares, Inc. †	355	7

Ameris Bancorp †*	1,390	13

Ames National Corp. †	496	9

Arrow Financial Corp. †	635	16

Bancfirst Corp. †	405	16

Banco Latinoamericano de Comercio Exterior S.A., Class E	1,715	31

Bancorp (The), Inc. †*	1,782	18

Bancorp Rhode Island, Inc.	204	9

Bank of Marin Bancorp †	312	11

Bank of the Ozarks, Inc. †	805	39

Boston Private Financial Holdings, Inc. †	4,598	30

Bridge Bancorp, Inc. †	357	8

Bryn Mawr Bank Corp. †	561	12

Camden National Corp. †	495	16

Capital City Bank Group, Inc. †	691	7

Cardinal Financial Corp.	1,836	20

Cass Information Systems, Inc. †	540	21

Cathay General Bancorp †	4,782	78

Center Financial Corp. *	2,254	15

Centerstate Banks, Inc. †	1,455	10

Century Bancorp, Inc., Class A †	201	5

Chemical Financial Corp. †	1,518	30

Citizens & Northern Corp. †	710	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Banks – 5.1% – continued

Citizens Republic Bancorp, Inc. *	22,377	$19

City Holding Co. †	977	32

CNB Financial Corp. †	737	10

CoBiz Financial, Inc. †	2,117	14

Columbia Banking System, Inc. †	2,370	43

Community Bank System, Inc. †	2,133	53

Community Trust Bancorp, Inc. †	845	23

CVB Financial Corp. †	5,387	48

Eagle Bancorp, Inc. †*	1,088	14

Encore Bancshares, Inc. †*	479	6

Enterprise Financial Services Corp.	844	12

Financial Institutions, Inc.	873	14

First Bancorp †	860	10

First BanCorp Puerto Rico †*	1,138	6

First Bancorp, Inc. †	500	7

First Busey Corp.	4,271	22

First Commonwealth Financial Corp. †	6,368	37

First Community Bancshares, Inc. †	942	14

First Financial Bancorp †	3,470	55

First Financial Bankshares, Inc. †	1,288	68

First Financial Corp. †	705	23

First Interstate Bancsystem, Inc. †	744	11

First Merchants Corp. †	1,464	12

First Midwest Bancorp, Inc.	4,446	54

First of Long Island (The) Corp.	420	11

First South Bancorp, Inc.	429	2

FirstMerit Corp. †	6,544	107

FNB Corp. †	7,350	78

German American Bancorp, Inc. †	871	15

Glacier Bancorp, Inc. †	4,439	63

Great Southern Bancorp, Inc. †	587	11

Green Bankshares, Inc. †*	646	2

Hancock Holding Co. †	2,126	69

Hanmi Financial Corp. †*	6,967	8

Heartland Financial USA, Inc. †	851	12

Heritage Financial Corp. †	929	13

Home Bancshares, Inc.	1,367	33

Hudson Valley Holding Corp. †	847	19

IBERIABANK Corp. †	1,626	95

Independent Bank Corp. †	1,302	39

International Bancshares Corp. †	3,186	54

Lakeland Bancorp, Inc. †	1,289	13

Lakeland Financial Corp.	1,036	23

MainSource Financial Group, Inc. †	1,156	9

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Banks – 5.1% – continued

MB Financial, Inc. †	3,184	$63

Merchants Bancshares, Inc. †	263	7

Metro Bancorp, Inc. †*	768	9

Midsouth Bancorp, Inc. †	480	7

MidWestOne Financial Group, Inc. †	414	6

Nara Bancorp, Inc. *	2,229	19

National Bankshares, Inc. †	414	10

National Penn Bancshares, Inc.	7,540	57

NBT Bancorp, Inc. †	2,104	46

Old National Bancorp †	5,602	60

OmniAmerican Bancorp, Inc. *	696	10

Oriental Financial Group, Inc.	2,839	35

Orrstown Financial Services, Inc. †	386	10

Pacific Continental Corp. †	1,067	10

PacWest Bancorp †	1,881	40

Park National Corp. †	754	51

Peapack Gladstone Financial Corp. †	543	7

Penns Woods Bancorp, Inc. †	216	8

Peoples Bancorp, Inc. †	609	8

Pinnacle Financial Partners, Inc. †*	1,953	30

Porter Bancorp, Inc. †	236	1

PrivateBancorp, Inc.	3,181	52

Prosperity Bancshares, Inc. †	2,831	124

Renasant Corp. †	1,575	24

Republic Bancorp, Inc., Class A †	548	11

S&T Bancorp, Inc. †	1,541	29

S.Y. Bancorp, Inc. †	688	17

Sandy Spring Bancorp, Inc.	1,512	28

SCBT Financial Corp. †	865	27

Sierra Bancorp †	644	7

Signature Bank *	2,485	141

Simmons First National Corp., Class A †	1,075	28

Southside Bancshares, Inc. †	1,046	21

Southwest Bancorp, Inc. *	1,259	16

State Bancorp, Inc.	1,016	13

StellarOne Corp.	1,432	18

Sterling Bancorp	1,951	19

Sterling Bancshares, Inc.	5,517	47

Suffolk Bancorp †	535	8

Susquehanna Bancshares, Inc. †	7,934	69

SVB Financial Group †*	2,536	151

Taylor Capital Group, Inc. †*	540	5

Texas Capital Bancshares, Inc. *	2,224	56

Tompkins Financial Corp. †	508	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Banks – 5.1% – continued

Tower Bancorp, Inc. †	621	$13

TowneBank †	1,507	21

Trico Bancshares †	800	12

TrustCo Bank Corp. †	4,740	28

Trustmark Corp. †	3,884	93

UMB Financial Corp.	1,942	83

Umpqua Holdings Corp. †	6,999	84

Union First Market Bankshares Corp.	1,028	13

United Bankshares, Inc. †	2,321	56

United Community Banks, Inc. †*	5,652	12

Univest Corp. of Pennsylvania †	1,069	18

Virginia Commerce Bancorp, Inc. †*	1,195	7

Walker & Dunlop, Inc. *	680	9

Washington Banking Co. †	1,035	14

Washington Trust Bancorp, Inc. †	879	21

Webster Financial Corp.	4,311	90

WesBanco, Inc. †	1,358	27

West Bancorporation, Inc. †	881	7

West Coast Bancorp †*	1,089	19

Westamerica Bancorporation	1,782	90

Western Alliance Bancorp *	4,055	30

Whitney Holding Corp.	5,882	79

Wilshire Bancorp, Inc. †*	2,638	8
Wintrust Financial Corp. †	2,104	68
		4,080

Beverages – 0.1%

Boston Beer Co., Inc., Class A† *	522	44

Coca-Cola Bottling Co. Consolidated †	249	17

Farmer Bros. Co. †	400	4

National Beverage Corp. †	620	9

Peet’s Coffee & Tea, Inc. †*	716	36
Primo Water Corp. †*	548	8
		118

Biotechnology – 2.0%

Acorda Therapeutics, Inc. †*	2,334	77

Aegerion Pharmaceuticals, Inc. †*	318	6

Affymax, Inc. †*	1,723	12

Alnylam Pharmaceuticals, Inc. †*	2,320	24

AMAG Pharmaceuticals, Inc. †*	1,307	24

Arena Pharmaceuticals, Inc. †*	6,980	10

Ariad Pharmaceuticals, Inc. *	7,664	66

Arqule, Inc. †*	2,956	21

AspenBio Pharma, Inc. †*	3,646	3

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Biotechnology – 2.0% – continued

BioCryst Pharmaceuticals, Inc. †*	1,798	$6

Biosante Pharmaceuticals, Inc. †*	6,048	19

Biotime, Inc. †*	1,427	7

Cambrex Corp. *	1,751	9

Celldex Therapeutics, Inc. †*	1,995	7

Chelsea Therapeutics International, Ltd. †*	2,891	13

Complete Genomics, Inc. †*	329	5

Cubist Pharmaceuticals, Inc. †*	3,552	137

Curis, Inc. †*	4,789	18

Cytokinetics, Inc. †*	2,926	4

CytRx Corp. †*	6,177	6

Dynavax Technologies Corp. †*	5,652	16

Emergent Biosolutions, Inc. *	1,270	32

Enzo Biochem, Inc. †*	1,919	8

Enzon Pharmaceuticals, Inc. †*	3,051	32

Exact Sciences Corp. †*	2,953	22

Exelixis, Inc. †*	7,707	90

Geron Corp. †*	7,510	33

Halozyme Therapeutics, Inc. †*	4,847	33

Immunogen, Inc. †*	4,554	55

Immunomedics, Inc. †*	3,838	17

Incyte Corp. Ltd. †*	5,354	95

Inhibitex, Inc. †*	3,103	14

Inovio Pharmaceuticals, Inc. †*	4,587	4

InterMune, Inc. †*	2,939	109

Lexicon Pharmaceuticals, Inc. *	11,484	19

Ligand Pharmaceuticals, Inc., Class B †*	1,126	12

Maxygen, Inc. †	1,796	9

Medicines (The) Co. †*	3,202	61

Micromet, Inc. †*	5,590	35

Momenta Pharmaceuticals, Inc. †*	2,695	54

Nanosphere, Inc. †*	1,082	3

Neuralstem, Inc. *	2,763	4

Novavax, Inc. †*	5,270	13

NPS Pharmaceuticals, Inc. *	4,879	47

NuPathe, Inc. †*	252	2

Nymox Pharmaceutical Corp. †*	1,250	10

Omeros Corp. †*	1,013	5

Pacific Biosciences of California, Inc. †*	864	10

PDL BioPharma, Inc. †	8,412	56

Peregrine Pharmaceuticals, Inc. †*	4,012	9

PURE Bioscience, Inc. *	2,283	3

RTI Biologics, Inc. *	3,209	10

Sangamo BioSciences, Inc. †*	2,857	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Biotechnology – 2.0% – continued

Seattle Genetics, Inc. †*	5,702	$110

Sequenom, Inc. †*	6,064	48

StemCells, Inc. †*	7,651	5

SuperGen, Inc. †*	3,404	11

Transcept Pharmaceuticals, Inc. †*	260	3

Vical, Inc. *	4,583	18
ZIOPHARM Oncology, Inc. †*	3,574	25
		1,636

Building Materials – 0.6%

AAON, Inc. †	784	26

American DG Energy, Inc. *	1,359	2

Apogee Enterprises, Inc.	1,775	24

Broadwind Energy, Inc. †*	5,320	9

Builders FirstSource, Inc. †*	2,631	6

Comfort Systems USA, Inc.	2,366	25

Drew Industries, Inc. †	1,192	32

Gibraltar Industries, Inc. *	1,912	25

Interline Brands, Inc. *	2,008	37

Louisiana-Pacific Corp. †*	7,761	65

LSI Industries, Inc.	1,079	8

NCI Building Systems, Inc. †*	1,244	14

PGT, Inc. †*	1,195	3

Quanex Building Products Corp.	2,302	46

Simpson Manufacturing Co., Inc. †	2,397	67

Texas Industries, Inc. †	1,270	53

Trex Co., Inc. †*	957	29
Universal Forest Products, Inc. †	1,173	34
		505

Chemicals – 2.3%

A. Schulman, Inc.	1,916	49

Aceto Corp. †	1,707	12

American Vanguard Corp. †	1,152	14

Arch Chemicals, Inc.	1,362	49

Balchem Corp. †	1,691	73

Codexis, Inc. †*	680	7

Ferro Corp. *	5,251	69

Georgia Gulf Corp. *	2,071	59

H.B. Fuller Co.	2,930	65

Hawkins, Inc. †	551	24

Innophos Holdings, Inc.	1,289	58

KMG Chemicals, Inc. †	420	8

Kraton Performance Polymers, Inc. *	698	27

Landec Corp. *	1,523	9

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Chemicals – 2.3% – continued

Minerals Technologies, Inc.	1,153	$78

NewMarket Corp. †	580	101

Olin Corp.	4,797	115

OM Group, Inc. *	1,846	69

Omnova Solutions, Inc. *	2,828	27

PolyOne Corp.	5,663	86

Quaker Chemical Corp.	655	28

Rockwood Holdings, Inc. *	3,169	167

Sensient Technologies Corp.	3,010	114

Solutia, Inc. *	7,386	184

Spartech Corp. †*	1,767	13

Stepan Co. †	474	32

TPC Group, Inc. *	456	17

W.R. Grace & Co. †*	4,420	207

Westlake Chemical Corp. †	1,179	66

Zep, Inc.	1,367	25
Zoltek Cos., Inc. †*	1,610	18
		1,870

Coal – 0.4%

Cloud Peak Energy, Inc. *	1,939	41

Hallador Energy Co. †	176	2

International Coal Group, Inc. *	8,016	116

James River Coal Co. †*	2,174	48

L&L Energy, Inc. †*	1,075	6
Patriot Coal Corp. †*	4,760	110
		323

Commercial Services – 5.4%

ABM Industries, Inc. †	3,161	72

Acacia Research - Acacia Technologies *	2,536	98

Accretive Health, Inc. †*	673	16

Advance America Cash Advance Centers, Inc.	3,480	21

Advisory Board (The) Co. *	948	50

Albany Molecular Research, Inc. *	1,374	7

American Public Education, Inc. †*	1,121	49

American Reprographics Co. *	2,164	20

AMN Healthcare Services, Inc. †*	2,274	20

Arbitron, Inc.	1,591	68

Asset Acceptance Capital Corp. †*	868	4

AVEO Pharmaceuticals, Inc. *	643	12

Avis Budget Group, Inc. †*	6,248	110

Barrett Business Services, Inc.	420	6

Bridgepoint Education, Inc. †*	1,249	29

Capella Education Co. †*	1,022	49

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Commercial Services – 5.4% – continued

Cardtronics, Inc. *	1,669	$37

CBIZ, Inc. †*	2,225	17

CDI Corp.	742	10

Cenveo, Inc. *	3,249	21

Chemed Corp.	1,280	86

Consolidated Graphics, Inc. *	578	32

Corinthian Colleges, Inc. †*	5,100	20

Corporate Executive Board (The) Co.	2,089	88

Corvel Corp. *	404	21

CoStar Group, Inc. †*	1,267	80

CPI Corp. †	289	4

CRA International, Inc. *	644	18

Cross Country Healthcare, Inc. †*	1,829	14

Deluxe Corp.	3,133	81

Dollar Financial Corp. *	2,591	59

Dollar Thrifty Automotive Group, Inc. †*	1,743	145

Electro Rent Corp.	989	15

Euronet Worldwide, Inc. †*	2,952	51

ExamWorks Group, Inc. †*	686	17

ExlService Holdings, Inc. †*	968	23

Forrester Research, Inc.	907	34

Franklin Covey Co. *	721	7

Geo Group (The), Inc. *	3,711	91

Global Cash Access Holdings, Inc. *	2,955	9

Grand Canyon Education, Inc. *	1,949	25

Great Lakes Dredge & Dock Corp.	3,408	21

H&E Equipment Services, Inc. *	1,728	25

Hackett Group (The), Inc. †*	1,719	9

Healthcare Services Group, Inc. †	4,004	68

Heartland Payment Systems, Inc.	2,294	44

Heidrick & Struggles International, Inc.	1,094	23

Hill International, Inc. †*	1,425	7

HMS Holdings Corp. *	1,649	129

Hudson Highland Group, Inc. *	1,840	10

Huron Consulting Group, Inc. *	1,347	41

ICF International, Inc. *	1,074	28

Insperity, Inc.	1,325	42

K12, Inc. *	1,551	54

Kelly Services, Inc., Class A *	1,615	28

Kendle International, Inc. *	1,012	15

Kenexa Corp. †*	1,601	51

Kforce, Inc. *	1,896	26

Korn/Ferry International *	2,805	60

Landauer, Inc. †	577	34

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Commercial Services – 5.4% – continued

Learning Tree International, Inc. †	300	$3

Lincoln Educational Services Corp.	851	12

Live Nation Entertainment, Inc. †*	8,557	99

Mac-Gray Corp.	790	12

MAXIMUS, Inc.	1,065	89

McGrath Rentcorp †	1,462	41

Medifast, Inc. †*	787	21

Midas, Inc. †*	796	6

MoneyGram International, Inc. †*	4,802	18

Monro Muffler Brake, Inc. †	1,812	59

Multi-Color Corp.	650	15

National American University Holdings, Inc. †	493	4

National Research Corp.	100	4

Navigant Consulting, Inc. *	3,135	32

On Assignment, Inc. *	2,124	24

Parexel International Corp. *	3,553	89

PDI, Inc. †*	553	4

PHH Corp. †*	3,366	71

Pre-Paid Legal Services, Inc. †*	442	29

Princeton Review, Inc. *	797	–

Providence Service (The) Corp. *	742	10

Rent-A-Center, Inc.	3,995	130

Resources Connection, Inc.	2,792	39

Rollins, Inc. †	3,893	78

RSC Holdings, Inc. *	3,011	40

Rural/Metro Corp. †*	1,213	21

SFN Group, Inc. *	3,171	33

Sotheby’s †	4,077	173

Standard Parking Corp. *	1,021	17

Steiner Leisure Ltd. *	903	45

Stewart Enterprises, Inc., Class A †	4,971	37

SuccessFactors, Inc. †*	4,142	145

Team Health Holdings, Inc. *	967	22

Team, Inc. *	1,176	27

TeleTech Holdings, Inc. *	1,769	32

TNS, Inc. *	1,640	27

Transcend Services, Inc. †*	556	15

TrueBlue, Inc. *	2,688	39

United Rentals, Inc. †*	3,677	100

Universal Technical Institute, Inc.	1,324	24

Valassis Communications, Inc. *	3,039	88

Viad Corp. †	1,275	29

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Commercial Services – 5.4% – continued
Wright Express Corp. *	2,355	$127
		4,281

Computers – 2.6%

3D Systems Corp. †*	2,396	48

Agilysys, Inc. †*	1,028	7

CACI International, Inc., Class A †*	1,831	117

CIBER, Inc. *	3,942	24

Computer Task Group, Inc. †*	850	11

Cray, Inc. *	2,030	13

Digimarc Corp. *	389	12

Echelon Corp. †*	1,899	18

Electronics for Imaging, Inc. *	2,761	50

Fortinet, Inc. *	2,693	131

Hutchinson Technology, Inc. †*	1,440	4

iGate Corp. †	1,497	28

Imation Corp. *	1,884	18

Immersion Corp. †*	1,890	16

Insight Enterprises, Inc. *	2,789	47

Integral Systems, Inc. *	1,073	13

Jack Henry & Associates, Inc.	5,173	162

Keyw Holding (The) Corp. †*	595	7

LivePerson, Inc. †*	2,753	33

Magma Design Automation, Inc. *	4,019	28

Manhattan Associates, Inc. *	1,380	50

Maxwell Technologies, Inc. †*	1,626	26

Mentor Graphics Corp. *	6,849	92

Mercury Computer Systems, Inc. *	1,720	33

MTS Systems Corp.	927	38

NCI, Inc., Class A †*	400	9

Netscout Systems, Inc. *	1,842	43

Quantum Corp. †*	13,455	41

Radiant Systems, Inc. *	2,037	43

Radisys Corp. †*	1,617	14

RealD, Inc. †*	932	25

Rimage Corp.	526	8

Riverbed Technology, Inc. *	8,153	309

Silicon Graphics International Corp. †*	1,840	33

SMART Modular Technologies WWH, Inc. †*	3,093	28

Spansion, Inc., Class A *	827	16

SRA International, Inc., Class A *	2,611	81

STEC, Inc. †*	2,461	44

Stratasys, Inc. †*	1,231	43

Super Micro Computer, Inc. †*	1,447	24

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Computers – 2.6% – continued

SYKES Enterprises, Inc. *	2,501	$54

Synaptics, Inc. †*	2,034	57

Syntel, Inc.	798	43

Tier Technologies, Inc. *	797	4

Unisys Corp. †*	2,590	72

Virtusa Corp. †*	806	16

Wave Systems Corp., Class A †*	4,616	13
Xyratex Ltd. †*	1,735	16
		2,062

Cosmetics/Personal Care – 0.1%

Elizabeth Arden, Inc. *	1,459	45

Inter Parfums, Inc. †	929	21
Revlon, Inc., Class A †*	695	12
		78

Distribution/Wholesale – 1.0%

Beacon Roofing Supply, Inc. †*	2,736	60

BlueLinx Holdings, Inc. †*	614	2

Brightpoint, Inc. *	4,235	38

Chindex International, Inc. †*	906	14

Core-Mark Holding Co., Inc. †*	703	25

Houston Wire & Cable Co. †	1,038	17

MWI Veterinary Supply, Inc. *	739	62

Owens & Minor, Inc. †	3,815	132

Pool Corp. †	3,025	91

Rentrak Corp. †*	548	11

Scansource, Inc. *	1,609	57

School Specialty, Inc. †*	1,227	19

Titan Machinery, Inc. *	769	21

United Stationers, Inc.	1,470	109
Watsco, Inc. †	1,691	113
		771

Diversified Financial Services – 1.7%

Artio Global Investors, Inc. †	1,731	24

Asta Funding, Inc. †	562	4

BGC Partners, Inc., Class A †	3,545	30

Calamos Asset Management, Inc., Class A †	1,221	18

California First National Bancorp †	77	1

Cohen & Steers, Inc. (1) †	1,075	33

CompuCredit Holdings Corp. †*	646	2

Cowen Group, Inc., Class A †*	2,071	9

Credit Acceptance Corp. †*	328	26

Diamond Hill Investment Group, Inc. †	157	13

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Diversified Financial Services – 1.7% – continued

Doral Financial Corp. †*	1,620	$3

Duff & Phelps Corp., Class A	1,699	25

Edelman Financial Group, Inc.	1,209	10

Encore Capital Group, Inc. *	878	29

Epoch Holding Corp. †	789	13

Evercore Partners, Inc., Class A †	968	36

FBR Capital Markets Corp. *	3,132	11

Federal Agricultural Mortgage Corp., Class C †	560	11

Financial Engines, Inc. †*	842	21

First Marblehead (The) Corp. †*	2,945	5

FXCM, Inc., Class A †	1,322	13

Gain Capital Holdings, Inc. †*	581	4

GAMCO Investors, Inc., Class A †	444	21

GFI Group, Inc. †	4,257	19

Gleacher & Co., Inc. †*	4,669	10

Higher One Holdings, Inc. †*	577	9

Imperial Holdings, Inc. †*	1,104	11

Intl. FCStone, Inc. †*	746	19

Investment Technology Group, Inc. *	2,663	40

JMP Group, Inc.	835	6

KBW, Inc. †	2,140	46

Knight Capital Group, Inc., Class A †*	6,157	76

LaBranche & Co., Inc. †*	2,129	9

Ladenburg Thalmann Financial Services, Inc. †*	5,591	8

MarketAxess Holdings, Inc.	1,684	40

Marlin Business Services Corp. *	505	6

MF Global Holdings Ltd. *	6,938	54

National Financial Partners Corp. †*	2,581	34

Nelnet, Inc., Class A	1,621	36

Netspend Holdings, Inc. †*	1,960	16

NewStar Financial, Inc. *	1,764	17

Ocwen Financial Corp. †*	4,512	54

Oppenheimer Holdings, Inc., Class A †	596	17

optionsXpress Holdings, Inc.	2,560	47

Penson Worldwide, Inc. †*	1,217	5

Piper Jaffray Cos. *	941	31

Portfolio Recovery Associates, Inc. †*	1,032	89

Pzena Investment Management, Inc., Class A (2)	400	2

Rodman & Renshaw Capital Group, Inc. *	1,062	2

SeaCube Container Leasing Ltd.	722	13

Stifel Financial Corp. *	3,112	125

SWS Group, Inc. †	1,634	11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Diversified Financial Services – 1.7% – continued

TradeStation Group, Inc. *	2,434	$24

Virtus Investment Partners, Inc. †*	331	18

Westwood Holdings Group, Inc. †	331	12
World Acceptance Corp. †*	1,016	68
		1,336

Electric – 1.7%

Allete, Inc.	1,908	76

Ameresco, Inc., Class A †*	481	7

Avista Corp.	3,356	84

Black Hills Corp. †	2,397	74

Central Vermont Public Service Corp. †	751	26

CH Energy Group, Inc. †	954	51

Cleco Corp. †	3,677	129

Dynegy, Inc. †*	6,310	38

El Paso Electric Co. *	2,667	83

Empire District Electric (The) Co. †	2,420	46

EnerNOC, Inc. †*	1,287	23

IDACORP, Inc. †	2,915	115

MGE Energy, Inc. †	1,437	60

NorthWestern Corp.	2,229	74

Otter Tail Corp. †	2,170	48

Pike Electric Corp. *	1,000	9

PNM Resources, Inc.	5,297	88

PNM Resources, Inc. - (Fractional Shares) (3)*	50,000	–

Portland General Electric Co.	4,576	119

UIL Holdings Corp. †	3,075	102

Unisource Energy Corp.	2,198	83
Unitil Corp.	627	16
		1,351

Electrical Components & Equipment – 1.3%

A123 Systems, Inc. †*	4,525	28

Acuity Brands, Inc. †	2,644	161

Advanced Battery Technologies, Inc. *	3,713	6

Advanced Energy Industries, Inc. *	2,253	34

American Superconductor Corp. †*	3,010	32

Belden, Inc.	2,844	102

Capstone Turbine Corp. †*	14,967	26

Coleman Cable, Inc. †*	547	8

Encore Wire Corp. †	1,151	28

Ener1, Inc. †*	3,538	4

Energy Conversion Devices, Inc. †*	3,450	5

EnerSys *	2,939	105

Evergreen Solar, Inc. †*	1,919	1

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Electrical Components & Equipment – 1.3% – continued

Generac Holdings, Inc. *	1,218	$22

GrafTech International Ltd. *	7,324	155

Graham Corp. †	589	14

Insteel Industries, Inc. †	1,158	16

Littelfuse, Inc.	1,340	80

Powell Industries, Inc. *	518	18

Power-One, Inc. †*	4,316	36

PowerSecure International, Inc. †*	1,003	8

Satcon Technology Corp. †*	7,302	19

Universal Display Corp. †*	2,165	103
Vicor Corp. †	1,239	21
		1,032

Electronics – 2.2%

American Science & Engineering, Inc.	543	47

Analogic Corp.	786	42

Applied Energetics, Inc. †*	4,079	2

Badger Meter, Inc. †	922	34

Ballantyne Strong, Inc. †*	744	4

Bel Fuse, Inc., Class B	618	12

Benchmark Electronics, Inc. *	3,879	67

Brady Corp., Class A	2,971	102

Checkpoint Systems, Inc. †*	2,379	43

Coherent, Inc. *	1,535	86

CTS Corp.	2,151	22

Cymer, Inc. *	1,830	88

Daktronics, Inc. †	1,959	21

DDi Corp. †	775	7

Electro Scientific Industries, Inc. †*	1,695	30

FARO Technologies, Inc. *	989	44

FEI Co. †*	2,331	91

Fluidigm Corp. †*	413	6

II-VI, Inc. †*	1,535	87

L-1 Identity Solutions, Inc. †*	4,668	52

LaBarge, Inc. †*	719	14

Measurement Specialties, Inc. *	898	34

Methode Electronics, Inc. †	2,322	28

Microvision, Inc. †*	6,891	9

Multi-Fineline Electronix, Inc. *	585	12

Newport Corp. *	2,261	41

NVE Corp. †*	277	17

OSI Systems, Inc. *	993	40

Park Electrochemical Corp. †	1,257	38

Plexus Corp. *	2,465	92

Pulse Electronics Corp. †	2,445	12

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Electronics – 2.2% – continued

Rofin-Sinar Technologies, Inc. *	1,739	$63

Rogers Corp. *	958	45

Sanmina-SCI Corp. *	4,924	53

Spectrum Control, Inc. *	819	16

SRS Labs, Inc. †*	630	6

Stoneridge, Inc. *	900	14

Taser International, Inc. †*	4,005	18

TTM Technologies, Inc. †*	4,870	81

UQM Technologies, Inc. †*	2,174	6

Viasystems Group, Inc. †*	253	6

Watts Water Technologies, Inc., Class A †	1,784	62

Woodward, Inc.	3,706	131

X-Rite, Inc. †*	1,999	10
Zygo Corp. †*	1,027	15
		1,750

Energy – Alternate Sources – 0.1%

Amyris, Inc. †*	336	10

Clean Energy Fuels Corp. †*	2,794	40

Comverge, Inc. †*	1,443	5

FuelCell Energy, Inc. †*	6,962	13

Gevo, Inc. *	323	6

Green Plains Renewable Energy, Inc. †*	1,189	12

Headwaters, Inc. *	3,792	14

Hoku Corp. †*	1,007	2

REX American Resources Corp. †*	386	7
Syntroleum Corp. †*	4,805	9
		118

Engineering & Construction – 0.7%

Argan, Inc. †*	422	4

Dycom Industries, Inc. *	2,176	37

EMCOR Group, Inc. *	4,039	123

Exponent, Inc. †*	862	37

Granite Construction, Inc. †	2,127	58

Insituform Technologies, Inc., Class A †*	2,353	61

Layne Christensen Co. *	1,204	35

MasTec, Inc. †*	3,269	69

Michael Baker Corp. *	468	12

Mistras Group, Inc. *	840	15

MYR Group, Inc. *	1,226	28

Orion Marine Group, Inc. †*	1,689	18

Sterling Construction Co., Inc. *	1,057	14

Tutor Perini Corp. †	1,614	33

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Engineering & Construction – 0.7% – continued
VSE Corp. †	247	$6
		550

Entertainment – 0.7%

Ascent Media Corp., Class A *	867	42

Bluegreen Corp. †*	800	3

Carmike Cinemas, Inc. †*	632	5

Churchill Downs, Inc. †	714	31

Cinemark Holdings, Inc.	3,503	76

Empire Resorts, Inc. †*	2,362	1

Isle of Capri Casinos, Inc. †*	1,122	10

Lions Gate Entertainment Corp. †*	4,251	25

Multimedia Games Holding Co., Inc. †*	1,547	8

National CineMedia, Inc.	3,177	57

Pinnacle Entertainment, Inc. †*	3,655	53

Scientific Games Corp., Class A†*	4,024	40

Shuffle Master, Inc. †*	3,291	36

Speedway Motorsports, Inc. †	754	11

Vail Resorts, Inc. *	2,203	107
Warner Music Group Corp. †*	2,839	23
		528

Environmental Control – 0.8%

Calgon Carbon Corp. †*	3,399	59

Casella Waste Systems, Inc., Class A *	1,708	11

Clean Harbors, Inc. *	1,402	142

Darling International, Inc. *	6,504	125

Energy Recovery, Inc. †*	2,531	7

EnergySolutions, Inc.	5,391	27

Fuel Tech, Inc. †*	1,085	9

Heckmann Corp. *	5,409	32

Metalico, Inc. *	2,189	13

Met-Pro Corp. †	846	10

Mine Safety Appliances Co.	1,599	60

Rentech, Inc. †*	12,516	13

Tetra Tech, Inc. *	3,755	91
US Ecology, Inc. †	1,074	19
		618

Food – 1.7%

Arden Group, Inc., Class A †	67	6

B&G Foods, Inc.	2,840	53

Bridgford Foods Corp. †	80	1

Calavo Growers, Inc. †	636	14

Cal-Maine Foods, Inc. †	884	26

Chiquita Brands International, Inc. *	2,732	41

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Food – 1.7% – continued

Diamond Foods, Inc. †	1,336	$99

Dole Food Co., Inc. †*	2,219	30

Fresh Del Monte Produce, Inc.	2,383	66

Fresh Market (The), Inc. †*	931	38

Hain Celestial Group (The), Inc. *	2,621	94

Imperial Sugar Co. †	705	13

Ingles Markets, Inc., Class A †	739	13

J&J Snack Foods Corp.	868	45

John B. Sanfilippo & Son, Inc. †*	447	4

Lancaster Colony Corp. †	1,160	70

Lifeway Foods, Inc. †*	300	3

M&F Worldwide Corp. †*	610	13

Nash Finch Co. †	783	29

Pilgrim’s Pride Corp. †*	3,098	15

Ruddick Corp. †	2,654	117

Sanderson Farms, Inc. †	1,365	60

Seaboard Corp. †	20	46

Seneca Foods Corp., Class A †*	546	15

Senomyx, Inc. †*	2,245	14

Smart Balance, Inc. †*	4,069	22

Snyders-Lance, Inc. †	1,619	34

Spartan Stores, Inc.	1,414	26

Tootsie Roll Industries, Inc. †	1,509	44

TreeHouse Foods, Inc. †*	2,113	129

United Natural Foods, Inc. *	2,917	127

Village Super Market, Class A	354	9

Weis Markets, Inc. †	691	28
Winn-Dixie Stores, Inc. †*	3,497	32
		1,376

Forest Products & Paper – 0.5%

Boise, Inc. †	5,971	50

Buckeye Technologies, Inc.	2,424	62

Clearwater Paper Corp. †*	689	48

Deltic Timber Corp. †	652	38

KapStone Paper and Packaging Corp. *	2,324	38

Neenah Paper, Inc.	870	20

P.H. Glatfelter Co.	2,804	43

Schweitzer-Mauduit International, Inc.	1,114	59

Verso Paper Corp. *	1,013	4

Wausau Paper Corp. †	3,092	21
Xerium Technologies, Inc. †*	446	9
		392

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Gas – 1.1%

Chesapeake Utilities Corp. †	552	$22

Laclede Group (The), Inc. †	1,365	52

New Jersey Resources Corp. †	2,491	115

Nicor, Inc.	2,733	150

Northwest Natural Gas Co. †	1,628	74

Piedmont Natural Gas Co., Inc. †	4,330	136

South Jersey Industries, Inc. †	1,805	101

Southwest Gas Corp.	2,745	107
WGL Holdings, Inc. †	3,059	120
		877

Hand/Machine Tools – 0.1%
Franklin Electric Co., Inc.	1,438	64

Healthcare – Products – 3.9%

AbaxisP, Inc. †*	1,299	40

ABIOMED, Inc. †*	1,863	35

Accuray, Inc. †*	3,246	25

Affymetrix, Inc. †*	4,466	27

Align Technology, Inc. †*	3,620	89

Alphatec Holdings, Inc. †*	2,975	11

American Medical Systems

Holdings, Inc. *	4,578	137

Angiodynamics, Inc. *	1,551	24

Arthrocare Corp. †*	1,619	55

Atrion Corp. †	101	19

BG Medicine, Inc. †*	396	3

BioMimetic Therapeutics, Inc. *	1,036	9

Bruker Corp. *	4,418	87

Caliper Life Sciences, Inc. *	2,897	21

Cantel Medical Corp. †	820	19

CardioNet, Inc. *	1,466	8

Cepheid, Inc. †*	3,618	116

Cerus Corp. †*	2,943	9

Conceptus, Inc. †*	1,936	25

CONMED Corp. †*	1,771	50

CryoLife, Inc. *	1,895	11

Cutera, Inc. †*	756	7

Cyberonics, Inc. †*	1,671	55

Cynosure, Inc., Class A †*	580	8

Delcath Systems, Inc. †*	2,570	16

DexCom, Inc. †*	4,066	64

Endologix, Inc. †*	2,844	24

Exactech, Inc. †*	465	9

Female Health (The) Co. †	1,054	5

Genomic Health, Inc. †*	806	22

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMNETS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Healthcare – Products – 3.9% – continued

Greatbatch, Inc. *	1,431	$41

Haemonetics Corp. †*	1,523	103

Hanger Orthopedic Group, Inc. *	1,606	40

Hansen Medical, Inc. †*	3,121	9

HeartWare International, Inc. †*	571	42

ICU Medical, Inc. *	723	31

Immucor, Inc. *	4,249	89

Insulet Corp. †*	2,639	56

Integra LifeSciences Holdings Corp. *	1,261	65

Invacare Corp. †	1,753	59

IRIS International, Inc. *	909	9

Kensey Nash Corp. †*	433	11

LCA-Vision, Inc. †*	1,071	6

Luminex Corp. *	2,290	48

MAKO Surgical Corp. †*	1,834	60

Masimo Corp. †	3,152	97

Medical Action Industries, Inc. *	1,008	10

MELA Sciences, Inc. *	1,316	4

Merge Healthcare, Inc. †*	3,024	18

Meridian Bioscience, Inc.	2,444	58

Merit Medical Systems, Inc. *	2,185	43

Natus Medical, Inc. *	1,770	30

NuVasive, Inc. †*	2,415	82

NxStage Medical, Inc. †*	1,662	31

OraSure Technologies, Inc. †*	2,914	25

Orthofix International N.V. *	1,084	44

Orthovita, Inc. †*	4,554	17

Palomar Medical Technologies, Inc. †*	1,082	15

PSS World Medical, Inc. †*	3,466	101

Quidel Corp. †*	1,487	23

Rochester Medical Corp. †*	575	6

Sirona Dental Systems, Inc. *	2,032	110

Solta Medical, Inc. †*	3,516	11

SonoSite, Inc. †*	824	29

Spectranetics Corp. *	2,221	13

Staar Surgical Co. †*	2,366	14

Stereotaxis, Inc. †*	1,870	6

STERIS Corp. †	3,587	130

SurModics, Inc. †*	1,003	15

Symmetry Medical, Inc. *	2,285	23

Syneron Medical Ltd. *	2,216	29

Synovis Life Technologies, Inc. †*	749	13

TomoTherapy, Inc. †*	3,118	14

Unilife Corp.†*	2,827	14

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Healthcare – Products – 3.9% – continued

Vascular Solutions, Inc. †*	1,109	$15

Vital Images, Inc. *	848	16

Volcano Corp. †*	3,069	97

West Pharmaceutical Services, Inc. †	2,024	94

Wright Medical Group, Inc. †*	2,368	37

Young Innovations, Inc. †	373	11
Zoll Medical Corp. *	1,287	78
		3,072

Healthcare – Services – 2.2%

Air Methods Corp. †*	682	42

Alliance HealthCare Services, Inc. †*	1,536	7

Allied Healthcare International, Inc. †*	2,555	7

Almost Family, Inc. *	479	14

Amedisys, Inc. †*	1,709	53

America Service Group, Inc. †	539	14

American Dental Partners, Inc. †*	1,041	14

AMERIGROUP Corp. †*	3,144	223

Amsurg Corp. †*	1,860	48

Assisted Living Concepts, Inc., Class A †	627	21

Bio-Reference Labs, Inc. †*	1,474	37

Capital Senior Living Corp. †*	1,763	17

Centene Corp. *	2,986	104

Continucare Corp. *	1,713	8

Emeritus Corp. *	1,396	33

Ensign Group (The), Inc.	841	25

Five Star Quality Care, Inc. *	2,029	16

Gentiva Health Services, Inc. *	1,797	44

Healthsouth Corp. *	5,682	159

Healthspring, Inc. *	4,113	180

Healthways, Inc. †*	2,104	34

IPC The Hospitalist Co., Inc. †*	995	51

Kindred Healthcare, Inc. †*	2,366	58

LHC Group, Inc. †*	913	25

Magellan Health Services, Inc. *	2,026	107

Medcath Corp. †*	1,335	18

Metropolitan Health Networks, Inc. *	2,336	11

Molina Healthcare, Inc. *	1,412	38

National Healthcare Corp. †	565	27

Neostem, Inc. †*	2,041	3

RehabCare Group, Inc. †*	1,489	56

Select Medical Holdings Corp. *	2,940	28

Skilled Healthcare Group, Inc., Class A †*	1,231	14

Sun Healthcare Group, Inc. *	1,468	15

Sunrise Senior Living, Inc. †*	3,392	34

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Healthcare – Services – 2.2% – continued

Triple-S Management Corp., Class B †*	1,276	$28

U.S. Physical Therapy, Inc.	653	17
WellCare Health Plans, Inc. *	2,583	127
		1,757

Holding Companies – Diversified – 0.1%

Compass Diversified Holdings	2,248	35

Harbinger Group, Inc. *	471	3
Primoris Services Corp.	1,247	16
		54

Home Builders – 0.3%

Beazer Homes USA, Inc. †*	4,320	18

Cavco Industries, Inc. †*	424	18

Hovnanian Enterprises, Inc., Class A †*	3,914	10

M/I Homes, Inc. *	1,077	14

Meritage Homes Corp. †*	1,936	48

Ryland Group (The), Inc. †	2,688	49

Skyline Corp. †	408	8

Standard Pacific Corp. †*	6,212	25
Winnebago Industries, Inc. †*	1,859	21
		211

Home Furnishings – 0.4%

American Woodmark Corp. †	522	10

Audiovox Corp., Class A †*	1,037	8

DTS, Inc. *	1,049	48

Ethan Allen Interiors, Inc. †	1,537	36

Furniture Brands International, Inc. †*	3,086	15

Hooker Furniture Corp. †	619	7

Kimball International, Inc., Class B	1,868	13

La-Z-Boy, Inc. †*	3,190	35

Sealy Corp. †*	2,644	7

Select Comfort Corp. *	3,325	54

TiVo, Inc. †*	7,144	74
Universal Electronics, Inc. *	863	22
		329

Household Products/Wares – 0.5%

ACCO Brands Corp. *	3,381	28

American Greetings Corp., Class A †	2,374	57

Blyth, Inc.	314	14

Central Garden and Pet Co., Class A †*	3,283	33

CSS Industries, Inc.	432	8

Ennis, Inc. †	1,615	31

Helen of Troy Ltd. *	1,848	60

Kid Brands, Inc. †*	762	4

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Household Products/Wares – 0.5% – continued

Oil-Dri Corp. of America †	271	$6

Prestige Brands Holdings, Inc. *	2,457	32

Spectrum Brands Holdings, Inc. †*	1,111	40

Standard Register (The) Co. †	933	3

Summer Infant, Inc. †*	715	6
WD-40 Co. †	1,014	43
		365

Housewares – 0.0%

Libbey, Inc. †*	1,283	20
Lifetime Brands, Inc.	559	7
		27

Insurance – 2.5%

Alterra Capital Holdings Ltd. †	5,141	117

American Equity Investment Life Holding Co. †	3,560	46

American Safety Insurance Holdings Ltd. *	600	11

AMERISAFE, Inc. *	1,189	28

Amtrust Financial Services, Inc. †	1,303	30

Argo Group International Holdings Ltd.	1,679	50

Baldwin & Lyons, Inc., Class B †	500	11

Citizens, Inc. †*	2,133	15

CNA Surety Corp. †*	1,097	29

CNO Financial Group, Inc. *	13,549	105

Crawford & Co., Class B	1,339	10

Delphi Financial Group, Inc., Class A	2,900	85

Donegal Group, Inc., Class A	638	9

eHealth, Inc. †*	1,305	17

EMC Insurance Group, Inc. †	242	5

Employers Holdings, Inc.	2,394	40

Enstar Group Ltd. *	386	39

FBL Financial Group, Inc., Class A	850	27

First American Financial Corp. †	6,312	101

Flagstone Reinsurance Holdings S.A.	3,018	26

Fortegra Financial Corp. †*	404	4

FPIC Insurance Group, Inc. *	520	22

Global Indemnity PLC *	800	19

Greenlight Capital Re Ltd., Class A †*	1,711	45

Hallmark Financial Services, Inc. †*	729	5

Harleysville Group, Inc.	679	22

Hilltop Holdings, Inc. *	2,523	25

Horace Mann Educators Corp.	2,389	39

Infinity Property & Casualty Corp.	758	40

Kansas City Life Insurance Co. †	240	7

Life Partners Holdings, Inc.	545	2

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMNETS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Insurance – 2.5% – continued

Maiden Holdings Ltd.	3,125	$29

Meadowbrook Insurance Group, Inc. †	3,333	33

MGIC Investment Corp. †*	12,206	98

Montpelier Re Holdings Ltd.	3,970	75

National Interstate Corp. †	380	8

National Western Life Insurance Co., Class A	141	21

Navigators Group (The), Inc. *	744	36

Phoenix (The) Cos., Inc. †*	6,681	16

Platinum Underwriters Holdings Ltd.	2,273	78

PMI Group (The), Inc. †*	8,300	12

Presidential Life Corp. †	1,186	12

Primerica, Inc.	1,456	31

Primus Guaranty Ltd. †*	988	5

ProAssurance Corp. *	1,857	131

Radian Group, Inc. †	7,971	40

RLI Corp. †	1,132	68

Safety Insurance Group, Inc.	763	34

SeaBright Holdings, Inc.	1,452	15

Selective Insurance Group, Inc.	3,190	53

State Auto Financial Corp. †	833	14

Stewart Information Services Corp. †	1,020	11

Tower Group, Inc. †	2,282	55

United Fire & Casualty Co. †	1,426	27

Universal American Corp. †	1,946	18
Universal Insurance Holdings, Inc.	1,142	6
		1,957

Internet – 3.3%

1-800-FLOWERS.COM, Inc., Class A †*	1,426	4

AboveNet, Inc. †	1,343	105

Ancestry.com, Inc. †*	1,227	50

Archipelago Learning, Inc. †*	717	8

Blue Coat Systems, Inc. *	2,558	59

Blue Nile, Inc. †*	769	38

BroadSoft, Inc. †*	462	18

Cogent Communications Group, Inc. *	2,732	43

comScore, Inc. *	1,384	39

Constant Contact, Inc. †*	1,716	41

DealerTrack Holdings, Inc. *	2,431	56

Dice Holdings, Inc. *	963	14

Digital River, Inc. †*	2,412	79

drugstore.com, Inc. †*	5,690	22

Earthlink, Inc. †	6,514	51

ePlus, Inc. †*	230	6

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Internet – 3.3% – continued

eResearchTechnology, Inc. †*	3,152	$20

Global Sources Ltd. †*	1,135	13

GSI Commerce, Inc. *	4,412	129

Infospace, Inc. *	2,069	19

Internap Network Services Corp. †*	2,990	25

Internet Capital Group, Inc. *	2,264	30

IntraLinks Holdings, Inc. *	743	15

j2 Global Communications, Inc. †*	2,754	80

Keynote Systems, Inc.	726	15

KIT Digital, Inc. †*	1,646	20

Knot (The), Inc. *	1,736	18

Limelight Networks, Inc. †*	3,175	18

Lionbridge Technologies, Inc. *	3,854	13

Liquidity Services, Inc. *	830	17

Local.com Corp. *	1,444	5

LoopNet, Inc. *	1,107	20

Mediamind Technologies, Inc. *	293	5

ModusLink Global Solutions, Inc. †	2,807	13

Move, Inc.† *	9,930	20

Network Engines, Inc. †*	1,839	2

NIC, Inc.	3,427	45

NutriSystem, Inc. †	1,700	24

Online Resources Corp. †*	1,600	5

OpenTable, Inc. †*	961	85

Openwave Systems, Inc. †*	4,901	12

Orbitz Worldwide, Inc. †*	1,180	3

Overstock.com, Inc. †*	972	14

PC-Tel, Inc. *	1,208	8

Perficient, Inc. *	1,240	14

QuinStreet, Inc. †*	579	9

Rackspace Hosting, Inc. †*	5,898	260

ReachLocal, Inc. †*	276	6

RealNetworks, Inc. *	4,900	18

S1 Corp. *	3,298	24

Saba Software, Inc. †*	1,732	17

Safeguard Scientifics, Inc. †*	1,289	25

Sapient Corp. *	6,309	93

Shutterfly, Inc. *	1,730	105

Sourcefire, Inc. †*	1,665	45

SPS Commerce, Inc. *	262	4

Stamps.com, Inc. †	662	8

support.com, Inc. †*	3,067	15

TechTarget, Inc. †*	787	6

TeleCommunication Systems, Inc., Class A †*	3,101	16

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Internet – 3.3% – continued

TIBCO Software, Inc. *	10,109	$284

Travelzoo, Inc. †*	337	25

United Online, Inc.	5,335	32

US Auto Parts Network, Inc. *	751	6

ValueClick, Inc. *	4,978	90

VASCO Data Security International, Inc. †*	1,572	19

VirnetX Holding Corp. †	2,152	57

Vitacost.com, Inc. †*	960	1

Vocus, Inc. *	1,049	29

Websense, Inc. *	2,503	62
Zix Corp. †*	3,690	14
		2,610

Investment Companies – 1.0%

American Capital Ltd. *	20,669	205

Apollo Investment Corp.	11,767	134

Arlington Asset Investment Corp., Class A †	448	13

BlackRock Kelso Capital Corp. †	4,315	43

Capital Southwest Corp.	166	15

Fifth Street Finance Corp. †	3,991	49

Gladstone Capital Corp. †	1,223	12

Gladstone Investment Corp.	1,491	11

Golub Capital BDC, Inc. †	477	7

Harris & Harris Group, Inc. †*	1,939	11

Hercules Technology Growth Capital, Inc.	2,703	30

Main Street Capital Corp. †	1,165	22

MCG Capital Corp. †	4,652	32

Medallion Financial Corp.	893	9

Medley Capital Corp.	653	8

MVC Capital, Inc. †	1,519	20

NGP Capital Resources Co. †	1,234	10

PennantPark Investment Corp. †	2,712	34

Prospect Capital Corp. †	5,910	69

Solar Capital Ltd. †	339	8

Solar Senior Capital Ltd. †*	470	9

THL Credit, Inc.	515	7

TICC Capital Corp. †	1,864	19
Triangle Capital Corp. †	1,123	22
		799

Iron/Steel – 0.0%

Metals USA Holdings Corp. †*	678	11

Shiloh Industries, Inc. †	289	3

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Iron/Steel – 0.0% – continued
Universal Stainless & Alloy *	400	$14
		28

Leisure Time – 0.6%

Ambassadors Group, Inc.	1,104	10

Arctic Cat, Inc. *	704	10

Brunswick Corp. †	5,385	117

Callaway Golf Co. †	3,968	27

Interval Leisure Group, Inc. *	2,417	33

Johnson Outdoors, Inc., Class A †*	270	4

Life Time Fitness, Inc. †*	2,540	93

Marine Products Corp. †*	562	4
Polaris Industries, Inc.	1,893	209
		507

Lodging – 0.3%

Ameristar Casinos, Inc.	893	20

Boyd Gaming Corp. †*	3,383	32

Gaylord Entertainment Co. †*	2,121	68

Marcus Corp.	1,187	12

Monarch Casino & Resort, Inc. *	512	5

Morgans Hotel Group Co. †*	1,275	11

Orient-Express Hotels Ltd., Class A *	6,257	73
Red Lion Hotels Corp. *	729	6
		227

Machinery – Construction & Mining – 0.1%
Astec Industries, Inc. *	1,209	45

Machinery – Diversified – 1.6%

Alamo Group, Inc.	375	10

Albany International Corp., Class A	1,667	46

Altra Holdings, Inc. *	1,622	43

Applied Industrial Technologies, Inc.	2,577	92

Briggs & Stratton Corp. †	3,051	64

Cascade Corp.	559	23

Chart Industries, Inc. *	1,755	85

Cognex Corp.	2,436	86

Columbus McKinnon Corp. *	1,203	23

DXP Enterprises, Inc. †*	478	12

Flow International Corp. †*	2,717	11

Gerber Scientific, Inc. †*	1,547	15

Gorman-Rupp (The) Co. †	741	33

Intermec, Inc. *	3,015	36

Intevac, Inc. †*	1,284	15

iRobot Corp. †*	1,273	43

Kadant, Inc. *	730	21

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Machinery – Diversified – 1.6% – continued

Lindsay Corp. †	750	$50

Middleby Corp. †*	1,012	87

NACCO Industries, Inc., Class A	356	35

Nordson Corp. †	4,153	216

Presstek, Inc. †*	1,384	3

Robbins & Myers, Inc.	2,349	103

Sauer-Danfoss, Inc. *	716	38

Tecumseh Products Co., Class A *	1,090	11

Tennant Co.	1,153	45
Twin Disc, Inc.	500	17
		1,263

Media – 0.5%

AH Belo Corp., Class A †	1,024	7

Beasley Broadcasting Group, Inc., Class A †*	419	2

Belo Corp., Class A *	5,516	44

Cambium Learning Group, Inc. †*	1,085	4

CKX, Inc. *	3,519	19

Courier Corp. †	571	7

Crown Media Holdings, Inc., Class A †*	1,460	3

Cumulus Media, Inc., Class A †*	1,309	5

Demand Media, Inc. †*	459	7

Dex One Corp. †*	2,886	7

DG FastChannel, Inc. †*	1,500	53

Dolan (The) Co. *	1,908	20

Entercom Communications Corp., Class A †*	1,401	13

Entravision Communications Corp., Class A †*	2,817	6

EW Scripps Co., Class A †*	2,019	17

Fisher Communications, Inc. †*	375	11

Gray Television, Inc. †*	2,971	8

Journal Communications, Inc., Class A †*	2,703	15

Lee Enterprises, Inc. †*	2,692	3

LIN TV Corp., Class A *	1,989	9

LodgeNet Interactive Corp. *	1,424	5

Martha Stewart Living Omnimedia, Inc., Class A †*	1,502	8

McClatchy (The) Co., Class A †*	3,558	11

Media General, Inc., Class A †*	1,300	6

Nexstar Broadcasting Group, Inc., Class A *	666	5

Outdoor Channel Holdings, Inc. *	800	5

PRIMEDIA, Inc. †	976	7

Radio One, Inc., Class D †*	2,165	5

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Media – 0.5% – continued

Scholastic Corp. †	1,550	$42

Sinclair Broadcast Group, Inc., Class A	2,839	27

SuperMedia, Inc. †*	773	3

Value Line, Inc. †	100	1

Westwood One, Inc. †*	325	2
World Wrestling Entertainment, Inc., Class A †	1,401	15
		402

Metal Fabrication/Hardware – 0.8%

A.M. Castle & Co. *	978	18

Ampco-Pittsburgh Corp. †	500	12

CIRCOR International, Inc.	1,037	46

Dynamic Materials Corp. †	767	17

Furmanite Corp. †*	2,144	16

Haynes International, Inc.	740	42

Kaydon Corp.	2,043	74

L.B. Foster Co., Class A	629	23

Lawson Products, Inc.†	220	4

Mueller Industries, Inc. †	2,296	85

Mueller Water Products, Inc., Class A †	9,457	38

Northwest Pipe Co. †*	552	14

Olympic Steel, Inc. †	588	17

Omega Flex, Inc. †*	200	3

RBC Bearings, Inc. *	1,312	53

RTI International Metals, Inc. †*	1,808	69

Sun Hydraulics Corp. †	760	37
Worthington Industries, Inc. †	3,470	76
		644

Mining – 1.6%

Allied Nevada Gold Corp. †*	4,561	169

AMCOL International Corp. †	1,440	53

Century Aluminum Co. †*	3,917	63

Coeur d’Alene Mines Corp. †*	5,359	148

General Moly, Inc. †*	4,119	20

Globe Specialty Metals, Inc.	3,737	85

Golden Star Resources Ltd. †*	15,711	42

Hecla Mining Co. †*	16,925	144

Horsehead Holding Corp. *	2,619	35

Jaguar Mining, Inc. †*	5,207	28

Kaiser Aluminum Corp. †	920	48

Materion Corp. *	1,217	48

Molycorp, Inc. †*	1,560	104

Noranda Aluminium Holding Corp. *	814	12

Stillwater Mining Co. †*	2,753	56

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Mining – 1.6% – continued

Thompson Creek Metals Co., Inc. †*	10,006	$109

United States Lime & Minerals, Inc. *	170	7

Uranium Energy Corp. †*	3,808	12

US Gold Corp. †*	5,956	42
USEC, Inc. †*	7,480	31
		1,256

Miscellaneous Manufacturing – 2.1%

A.O. Smith Corp.	2,208	91

Actuant Corp., Class A †	4,129	104

American Railcar Industries, Inc. *	576	14

Ameron International Corp. †	563	38

AZZ, Inc. †	763	34

Barnes Group, Inc. †	2,937	71

Blount International, Inc. *	2,897	49

Brink’s (The) Co.	2,909	86

Ceradyne, Inc. *	1,570	70

CLARCOR, Inc.	3,059	130

Colfax Corp. †*	1,481	33

Eastman Kodak Co. †*	16,183	54

EnPro Industries, Inc. †*	1,244	57

ESCO Technologies, Inc. †	1,583	59

Fabrinet †*	619	15

Federal Signal Corp. †	3,874	25

FreightCar America, Inc. †*	754	21

GP Strategies Corp. *	883	12

Griffon Corp. *	2,741	29

Hexcel Corp. *	5,902	122

John Bean Technologies Corp.	1,735	34

Koppers Holdings, Inc. †	1,239	50

LSB Industries, Inc. *	1,049	50

Lydall, Inc. *	991	12

Matthews International Corp., Class A †	1,858	73

Metabolix, Inc. †*	1,548	14

Movado Group, Inc.	1,013	17

Myers Industries, Inc.	2,223	23

NL Industries, Inc. †	398	8

Park-Ohio Holdings Corp. †*	447	9

PMFG, Inc. †*	1,058	21

Polypore International, Inc. *	1,331	87

Raven Industries, Inc.	988	55

Smith & Wesson Holding Corp. †*	3,571	12

Standex International Corp.	771	26

STR Holdings, Inc. †*	1,765	28

Sturm Ruger & Co., Inc.†	1,173	26

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Miscellaneous Manufacturing – 2.1% – continued

Tredegar Corp. †	1,492	$29
Trimas Corp. *	864	18
		1,706

Office Furnishings – 0.4%

CompX International, Inc. †	100	1

Herman Miller, Inc. †	3,455	87

HNI Corp.	2,748	68

Interface, Inc., Class A	3,059	59

Knoll, Inc.	2,815	54
Steelcase, Inc., Class A	4,660	51
		320

Oil & Gas – 3.4%

Abraxas Petroleum Corp. †*	4,854	21

Alon USA Energy, Inc. †	540	7

Apco Oil and Gas International, Inc. †	556	49

Approach Resources, Inc. *	1,020	27

ATP Oil & Gas Corp. †*	2,684	50

Berry Petroleum Co., Class A †	3,109	163

Bill Barrett Corp. *	2,788	124

BPZ Resources, Inc. †*	6,090	27

Brigham Exploration Co. *	7,083	221

Callon Petroleum Co. *	2,313	16

CAMAC Energy, Inc. †*	3,726	5

Carrizo Oil & Gas, Inc. †*	2,130	81

Cheniere Energy, Inc. †*	3,601	42

Clayton Williams Energy, Inc. †*	356	27

Contango Oil & Gas Co. †*	715	44

CVR Energy, Inc. *	1,847	40

Delek US Holdings, Inc. †	800	12

Delta Petroleum Corp. *	11,602	8

Endeavour International Corp. †*	1,791	25

Energy Partners Ltd. †*	1,804	29

Energy XXI Bermuda Ltd. †*	4,480	154

Evolution Petroleum Corp. †*	882	7

FX Energy, Inc. *	3,153	27

Gastar Exploration Ltd. †*	3,535	12

Georesources, Inc. †*	1,022	25

GMX Resources, Inc. †*	3,476	18

Goodrich Petroleum Corp. †*	1,511	31

Gulfport Energy Corp. *	1,755	52

Harvest Natural Resources, Inc. †*	2,028	25

Hercules Offshore, Inc. †*	7,008	44

Houston American Energy Corp. †	1,044	19

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Oil & Gas – 3.4% – continued

Isramco, Inc. †*	71	$5

Kodiak Oil & Gas Corp. †*	10,889	75

Magnum Hunter Resources Corp. †*	5,980	43

McMoRan Exploration Co. †*	5,817	107

Miller Energy Resources, Inc. †*	1,394	8

Northern Oil and Gas, Inc. †*	3,286	66

Oasis Petroleum, Inc. †*	2,937	89

Panhandle Oil and Gas, Inc., Class A †	414	13

Parker Drilling Co. *	7,079	45

Penn Virginia Corp. †	2,733	40

Petroleum Development Corp. †*	1,402	51

Petroquest Energy, Inc. †*	3,443	27

Pioneer Drilling Co. †*	3,293	48

RAM Energy Resources, Inc. †*	2,953	5

Resolute Energy Corp. †*	2,334	41

Rex Energy Corp. †*	1,870	24

Rosetta Resources, Inc. *	3,206	158

Stone Energy Corp. *	2,635	85

Swift Energy Co. *	2,549	100

TransAtlantic Petroleum Ltd. †*	9,255	21

US Energy Corp. †*	1,584	8

Vaalco Energy, Inc.*	3,228	23

Vantage Drilling Co. †*	9,566	19

Venoco, Inc. *	1,298	19

W&T Offshore, Inc. †	2,126	55

Warren Resources, Inc. *	4,145	16
Western Refining, Inc. †*	3,126	54
		2,677

Oil & Gas Services – 1.9%

Basic Energy Services, Inc. †*	1,416	39

Cal Dive International, Inc. †*	5,686	37

CARBO Ceramics, Inc. †	1,159	174

Complete Production Services, Inc. †*	4,730	157

Dawson Geophysical Co. *	460	16

Dril-Quip, Inc. *	2,063	153

Global Geophysical Services, Inc. *	458	8

Global Industries Ltd. †*	6,099	38

Gulf Island Fabrication, Inc. †	886	30

Helix Energy Solutions Group, Inc. †*	6,361	112

Hornbeck Offshore Services, Inc. †*	1,421	38

ION Geophysical Corp. *	7,734	78

Key Energy Services, Inc. *	7,630	135

Lufkin Industries, Inc.	1,821	165

Matrix Service Co.*	1,678	22

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Oil & Gas Services – 1.9% – continued

Natural Gas Services Group, Inc. †*	707	$13

Newpark Resources, Inc. *	5,465	53

OYO Geospace Corp. *	239	22

RPC, Inc. †	2,636	66

Targa Resources Corp.	966	34

Tesco Corp. *	1,854	38

Tetra Technologies, Inc. *	4,659	64

Union Drilling, Inc. *	943	10
Willbros Group, Inc. †*	2,958	29
		1,531

Packaging & Containers – 0.5%

AEP Industries, Inc. *	269	8

Graham Packaging Co., Inc. *	1,033	23

Graphic Packaging Holding Co. †*	6,871	38

Rock-Tenn Co., Class A †	2,362	182
Silgan Holdings, Inc.	2,980	134
		385

Pharmaceuticals – 3.3%

Acura Pharmaceuticals, Inc. †*	500	3

Akorn, Inc. †*	3,499	24

Alexza Pharmaceuticals, Inc. *	2,090	3

Alimera Sciences, Inc. †*	403	3

Alkermes, Inc.† *	5,792	106

Allos Therapeutics, Inc. †*	4,580	10

Anacor Pharmaceuticals, Inc. †*	722	5

Antares Pharma, Inc. †*	5,177	10

Anthera Pharmaceuticals, Inc. †*	350	3

Aoxing Pharmaceutical Co., Inc. *	1,613	2

Ardea Biosciences, Inc. †*	888	22

Array Biopharma, Inc. †*	3,589	10

Auxilium Pharmaceuticals, Inc. †*	2,500	56

AVANIR Pharmaceuticals, Inc., Class A †*	5,470	25

AVI BioPharma, Inc. †*	6,627	11

Biodel, Inc. *	874	2

BioScrip, Inc. †*	2,231	17

Biospecifics Technologies Corp. †*	240	6

Cadence Pharmaceuticals, Inc. †*	1,759	17

Caraco Pharmaceutical

Laboratories Ltd. †*	518	3

Catalyst Health Solutions, Inc. *	2,582	158

Corcept Therapeutics, Inc. †*	1,963	10

Cornerstone Therapeutics, Inc. †*	361	3

Cumberland Pharmaceuticals, Inc. †*	758	4

Cytori Therapeutics, Inc. †*	2,924	17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Pharmaceuticals – 3.3% – continued

Depomed, Inc. †*	3,237	$29

Durect Corp. *	5,553	19

Dyax Corp. †*	5,747	13

Endocyte, Inc. †*	907	11

Furiex Pharmaceuticals, Inc. †*	585	10

Hi-Tech Pharmacal Co., Inc. †*	646	18

Idenix Pharmaceuticals, Inc. †*	2,135	10

Impax Laboratories, Inc. †*	3,815	102

Infinity Pharmaceuticals, Inc. †*	852	6

Ironwood Pharmaceuticals, Inc. *	1,110	17

Isis Pharmaceuticals, Inc. †*	5,682	52

Jazz Pharmaceuticals, Inc. †*	918	27

Keryx Biopharmaceuticals, Inc. †*	3,367	18

Lannett Co., Inc. †*	561	3

MannKind Corp. †*	3,790	15

MAP Pharmaceuticals, Inc. *	897	15

Medicis Pharmaceutical Corp., Class A	3,671	138

Medivation, Inc. *	2,079	50

Nabi Biopharmaceuticals *	2,501	14

Nature’s Sunshine Products, Inc. †*	442	6

Nektar Therapeutics †*	6,984	68

Neogen Corp. †*	1,355	61

Neurocrine Biosciences, Inc. *	3,097	25

NeurogesX, Inc. *	591	1

Nutraceutical International Corp. *	553	9

Obagi Medical Products, Inc. †*	1,000	10

Onyx Pharmaceuticals, Inc. *	3,813	162

Opko Health, Inc. †*	6,057	23

Optimer Pharmaceuticals, Inc. †*	2,406	35

Orexigen Therapeutics, Inc. †*	1,710	5

Osiris Therapeutics, Inc. †*	987	7

Pain Therapeutics, Inc. †*	2,274	23

Par Pharmaceutical Cos., Inc. *	2,155	74

Pharmacyclics, Inc. †*	2,788	20

Pharmasset, Inc. †*	1,949	199

PharMerica Corp. *	1,935	24

Pozen, Inc. †*	1,542	8

Progenics Pharmaceuticals, Inc. †*	1,780	15

Questcor Pharmaceuticals, Inc. †*	3,336	77

Rigel Pharmaceuticals, Inc. †*	3,277	27

Salix Pharmaceuticals Ltd. †*	3,471	139

Santarus, Inc. †*	2,963	10

Savient Pharmaceuticals, Inc. †*	4,102	35

Schiff Nutrition International, Inc. †	712	7

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Pharmaceuticals – 3.3% – continued

Sciclone Pharmaceuticals, Inc. †*	2,473	$14

SIGA Technologies, Inc. †*	2,021	28

Somaxon Pharmaceuticals, Inc. *	2,217	5

Spectrum Pharmaceuticals, Inc. *	3,192	30

Sucampo Pharmaceuticals, Inc., Class A †*	609	3

Synta Pharmaceuticals Corp. †*	1,337	8

Synutra International, Inc. †*	1,126	12

Targacept, Inc. †*	1,660	37

Theravance, Inc. †*	4,010	105

USANA Health Sciences, Inc. †*	349	10

Vanda Pharmaceuticals, Inc. *	1,611	12

Viropharma, Inc. *	4,739	92

Vivus, Inc. †*	5,011	44

XenoPort, Inc. †*	2,002	15

Zalicus, Inc. †	3,930	10
Zogenix, Inc. †*	418	2
		2,594

Pipelines – 0.0%
Crosstex Energy, Inc. †	2,328	26

Real Estate – 0.1%

Avatar Holdings, Inc. *	546	10

Consolidated-Tomoka Land Co. †	335	10

Forestar Group, Inc. †*	2,213	40

HFF, Inc., Class A †*	1,130	19

Kennedy-Wilson Holdings, Inc. †*	1,227	14

Terreno Realty Corp. †	536	9

Thomas Properties Group, Inc. *	2,148	7
United Capital Corp. †*	100	3
		112

Real Estate Investment Trusts – 7.9%

Acadia Realty Trust †	2,410	50

Agree Realty Corp. †	506	12

Alexander’s, Inc. †	124	49

American Assets Trust, Inc. †	1,984	45

American Campus Communities, Inc. †	3,973	140

American Capital Agency Corp. †	7,564	230

Anworth Mortgage Asset Corp. †	7,330	53

Apollo Commercial Real Estate Finance, Inc.	1,183	19

Ashford Hospitality Trust, Inc.	2,741	39

Associated Estates Realty Corp.	2,541	43

BioMed Realty Trust, Inc. †	7,962	163

Campus Crest Communities, Inc.	1,773	23

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.9% – continued

CapLease, Inc.	3,614	$18

Capstead Mortgage Corp.	4,690	62

CBL & Associates Properties, Inc. †	8,405	162

Cedar Shopping Centers, Inc. †	3,505	19

Chatham Lodging Trust	833	14

Chesapeake Lodging Trust	1,485	26

Cogdell Spencer, Inc.	2,487	15

Colonial Properties Trust	5,061	107

Colony Financial, Inc. †	1,997	37

Coresite Realty Corp.	1,225	22

Cousins Properties, Inc. †	5,505	48

CreXus Investment Corp.	3,089	35

Cypress Sharpridge Investments, Inc. †	4,175	54

DCT Industrial Trust, Inc. †	14,964	85

DiamondRock Hospitality Co.	10,091	116

DuPont Fabros Technology, Inc. †	2,457	64

Dynex Capital, Inc. †	2,237	22

EastGroup Properties, Inc. †	1,651	77

Education Realty Trust, Inc.	4,456	39

Entertainment Properties Trust †	2,828	137

Equity Lifestyle Properties, Inc.	1,586	93

Equity One, Inc. †	2,693	53

Excel Trust, Inc. †	874	11

Extra Space Storage, Inc.	5,707	124

FelCor Lodging Trust, Inc. *	5,981	37

First Industrial Realty Trust, Inc. *	4,755	60

First Potomac Realty Trust	3,026	51

Franklin Street Properties Corp. †	4,144	57

Getty Realty Corp. †	1,433	37

Gladstone Commercial Corp. †	730	14

Glimcher Realty Trust	6,001	61

Government Properties Income Trust †	1,696	45

Hatteras Financial Corp. †	4,404	129

Healthcare Realty Trust, Inc. †	4,410	97

Hersha Hospitality Trust	8,237	50

Highwoods Properties, Inc. †	4,336	156

Home Properties, Inc. †	2,265	140

Hudson Pacific Properties, Inc.	1,213	19

Inland Real Estate Corp. †	4,562	42

Invesco Mortgage Capital, Inc. †	4,335	99

Investors Real Estate Trust †	4,521	44

iStar Financial, Inc. †*	5,605	48

Kilroy Realty Corp. †	3,548	147

Kite Realty Group Trust †	3,193	16

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.9% – continued

LaSalle Hotel Properties	5,159	$144

Lexington Realty Trust †	6,896	65

LTC Properties, Inc.	1,852	55

Medical Properties Trust, Inc. †	6,803	84

MFA Financial, Inc.	21,029	173

Mid-America Apartment

Communities, Inc.	2,157	148

Mission West Properties, Inc. †	902	7

Monmouth Real Estate Investment Corp., Class A †	1,610	14

MPG Office Trust, Inc. †*	2,825	8

National Health Investors, Inc. †	1,500	71

National Retail Properties, Inc. †	5,058	130

Newcastle Investment Corp. †*	4,696	26

NorthStar Realty Finance Corp. †	5,812	25

Omega Healthcare Investors, Inc.	5,981	127

One Liberty Properties, Inc. †	706	11

Parkway Properties, Inc. †	1,368	25

Pebblebrook Hotel Trust	2,866	62

Pennsylvania Real Estate Investment Trust †	3,346	57

PennyMac Mortgage Investment Trust †	1,637	28

Post Properties, Inc.	2,953	124

Potlatch Corp. †	2,422	87

PS Business Parks, Inc.	1,139	65

RAIT Financial Trust †	6,421	14

Ramco-Gershenson Properties Trust	2,365	31

Redwood Trust, Inc. †	4,766	74

Resource Capital Corp. †	3,376	23

Retail Opportunity Investments Corp. †	2,615	29

Sabra Healthcare REIT, Inc.	1,560	27

Saul Centers, Inc.	364	15

Sovran Self Storage, Inc. †	1,697	71

Starwood Property Trust, Inc.	5,653	123

Strategic Hotels & Resorts, Inc. *	8,454	57

Summit Hotel Properties, Inc.	1,529	17

Sun Communities, Inc. †	1,161	46

Sunstone Hotel Investors, Inc. *	7,229	74

Tanger Factory Outlet Centers, Inc.	4,894	134

Two Harbors Investment Corp.	4,276	46

UMH Properties, Inc. †	611	6

Universal Health Realty Income Trust †	712	31

Urstadt Biddle Properties, Inc., Class A †	1,409	27

U-Store-It Trust	6,085	69

Walter Investment Management Corp. †	1,585	28

Washington Real Estate Investment Trust †	3,885	134

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 7.9% – continued
Winthrop Realty Trust	1,478	$18
		6,285

Retail – 6.0%

99 Cents Only Stores †*	2,787	58

AFC Enterprises, Inc. *	1,591	26

America’s Car-Mart, Inc. *	554	16

ANN, Inc. †*	3,301	93

Asbury Automotive Group, Inc. †*	1,703	29

Ascena Retail Group, Inc. *	3,598	120

Barnes & Noble, Inc. †	2,261	44

Bebe Stores, Inc.	2,109	14

Big 5 Sporting Goods Corp.	1,424	14

Biglari Holdings, Inc. *	88	35

BJ’s Restaurants, Inc. †*	1,355	69

Bob Evans Farms, Inc.	1,833	57

Body Central Corp. *	328	8

Bon-Ton Stores (The), Inc. †	672	7

Books-A-Million, Inc. †	376	1

Bravo Brio Restaurant Group, Inc. *	656	15

Brown Shoe Co., Inc. †	2,629	27

Buckle (The), Inc. †	1,566	67

Buffalo Wild Wings, Inc. *	1,109	69

Build-A-Bear Workshop, Inc. †*	1,086	7

Cabela’s, Inc. *	2,484	61

California Pizza Kitchen, Inc. *	1,240	23

Caribou Coffee Co., Inc. †*	363	4

Carrols Restaurant Group, Inc. †*	748	7

Casey’s General Stores, Inc. †	2,302	95

Cash America International, Inc. †	1,808	94

Casual Male Retail Group, Inc. †*	2,518	11

Cato (The) Corp., Class A	1,691	46

CEC Entertainment, Inc.	1,243	51

Charming Shoppes, Inc. †*	7,241	30

Cheesecake Factory (The), Inc. †*	3,678	117

Children’s Place Retail Stores (The), Inc. †*	1,588	80

Christopher & Banks Corp.	2,085	12

Citi Trends, Inc. †*	946	16

Coinstar, Inc. †*	1,934	103

Coldwater Creek, Inc. †*	3,594	7

Collective Brands, Inc. †*	3,846	60

Conn’s, Inc. †*	847	5

Cracker Barrel Old Country Store, Inc. †	1,463	69

Denny’s Corp.† *	6,314	26

Destination Maternity Corp.	586	12

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Retail – 6.0% – continued

Dillard’s, Inc., Class A †	2,211	$124

DineEquity, Inc. *	1,075	58

Domino’s Pizza, Inc. *	2,249	56

DSW, Inc., Class A †*	1,460	73

Einstein Noah Restaurant Group, Inc. †	300	4

Express, Inc.	955	20

Ezcorp, Inc., Class A *	2,814	92

Finish Line (The), Inc., Class A	3,065	71

First Cash Financial Services, Inc. *	1,812	76

Fred’s, Inc., Class A †	2,433	35

Gaiam, Inc., Class A †	1,000	5

Genesco, Inc. *	1,441	65

Gordmans Stores, Inc. †*	311	5

Group 1 Automotive, Inc. †	1,471	57

Haverty Furniture Cos., Inc. †	1,070	12

hhgregg, Inc. †*	775	12

Hibbett Sports, Inc. †*	1,730	72

HOT Topic, Inc. †	2,636	21

HSN, Inc. †*	2,377	84

Jack in the Box, Inc. *	3,192	71

Jamba, Inc. †*	3,225	7

Jos. A. Bank Clothiers, Inc. †*	1,677	96

Kenneth Cole Productions, Inc., Class A *	471	6

Kirkland’s, Inc. †*	978	13

Krispy Kreme Doughnuts, Inc. †*	3,373	28

Lithia Motors, Inc., Class A †	1,386	25

Liz Claiborne, Inc. †*	5,897	38

Lumber Liquidators Holdings, Inc. †*	1,366	37

MarineMax, Inc. †*	1,306	11

McCormick & Schmick’s Seafood Restaurants, Inc. †*	854	8

Men’s Wearhouse (The), Inc.	3,199	110

New York & Co., Inc. *	1,439	8

Nu Skin Enterprises, Inc., Class A †	2,990	117

O’Charleys, Inc. †*	1,036	7

OfficeMax, Inc. †*	5,221	44

P.F. Chang’s China Bistro, Inc. †	1,431	58

Pacific Sunwear of California, Inc. †*	3,920	12

Pantry (The), Inc. *	1,449	27

Papa John’s International, Inc. *	1,226	41

PC Connection, Inc. †*	600	5

Penske Automotive Group, Inc. †	2,681	56

Pep Boys - Manny, Moe & Jack (The) †	3,208	46

PetMed Express, Inc. †	1,465	19

Pier 1 Imports, Inc. *	6,434	77

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Retail – 6.0% – continued

Pricesmart, Inc. †	967	$45

Red Robin Gourmet Burgers, Inc. †*	924	34

Regis Corp. †	3,494	52

Rite Aid Corp. †*	33,640	35

Ruby Tuesday, Inc. *	3,882	41

Rue21, Inc. †*	913	31

Rush Enterprises, Inc., Class A †*	1,951	39

Ruth’s Hospitality Group, Inc. †*	1,709	9

Saks, Inc. †*	8,229	93

Sally Beauty Holdings, Inc. †*	5,764	97

Shoe Carnival, Inc. *	593	16

Sonic Automotive, Inc., Class A †	2,463	32

Sonic Corp. †*	3,759	43

Stage Stores, Inc.	2,226	40

Stein Mart, Inc.	1,563	15

Steinway Musical Instruments, Inc. *	344	9

Susser Holdings Corp. †*	400	6

Systemax, Inc. †*	600	9

Talbots, Inc. †*	4,407	21

Texas Roadhouse, Inc. †	3,511	60

Tuesday Morning Corp. †*	1,632	8

Ulta Salon Cosmetics & Fragrance, Inc. *	1,908	107

Vera Bradley, Inc. †*	777	38

Vitamin Shoppe, Inc. †*	973	40

West Marine, Inc. *	822	9

Wet Seal (The), Inc., Class A †*	6,400	27

Winmark Corp. †	147	6

World Fuel Services Corp. †	4,178	153
Zumiez, Inc. †*	1,247	38
		4,767

Savings & Loans – 0.9%

Abington Bancorp, Inc. †	1,372	16

Astoria Financial Corp. †	5,287	77

Bank Mutual Corp. †	2,697	11

BankFinancial Corp. †	1,116	10

Beneficial Mutual Bancorp, Inc. *	2,049	17

Berkshire Hills Bancorp, Inc. †	824	18

BofI Holding, Inc .†*	423	6

Brookline Bancorp, Inc.	3,603	31

Clifton Savings Bancorp, Inc. †	600	7

Danvers Bancorp, Inc. †	1,164	26

Dime Community Bancshares, Inc	1,698	24

ESB Financial Corp. †	615	7

ESSA Bancorp, Inc.†	807	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Savings & Loans – 0.9% – continued

First Financial Holdings, Inc.	952	$10

Flagstar Bancorp, Inc. *	3,731	5

Flushing Financial Corp.	1,955	26

Fox Chase Bancorp, Inc. †	319	4

Heritage Financial Group, Inc. †	51	1

Home Bancorp, Inc. †*	428	6

Home Federal Bancorp, Inc. †	961	11

Investors Bancorp, Inc. †*	2,893	43

Kaiser Federal Financial Group, Inc.	136	2

Kearny Financial Corp. †	869	8

Meridian Interstate Bancorp, Inc. †*	600	8

NASB Financial, Inc. †*	199	2

Northfield Bancorp, Inc. †	1,151	16

Northwest Bancshares, Inc.	6,763	85

OceanFirst Financial Corp.	854	12

Oritani Financial Corp.	3,373	42

Provident Financial Services, Inc. †	3,608	52

Provident New York Bancorp	2,428	22

Rockville Financial, Inc.	784	7

Roma Financial Corp. †	461	5

Territorial Bancorp, Inc. †	733	15

United Financial Bancorp, Inc. †	958	15

ViewPoint Financial Group	835	11

Waterstone Financial, Inc. †*	409	1

Westfield Financial, Inc. †	1,777	15
WSFS Financial Corp.	377	16
		700

Semiconductors – 3.4%

Advanced Analogic Technologies, Inc. †*	2,500	15

Alpha & Omega Semiconductor Ltd. †*	340	5

Amkor Technology, Inc. †*	6,339	40

Anadigics, Inc. †*	3,749	12

Applied Micro Circuits Corp. *	4,003	42

ATMI, Inc. *	1,928	37

Axcelis Technologies, Inc. *	6,055	11

AXT, Inc. †*	1,852	15

Brooks Automation, Inc. *	3,914	44

Cabot Microelectronics Corp. *	1,450	73

Cavium Networks, Inc. †*	2,868	128

Ceva, Inc. †*	1,390	48

Cirrus Logic, Inc. †*	4,218	69

Cohu, Inc.	1,370	18

Diodes, Inc. *	2,088	61

DSP Group, Inc. †*	1,412	12

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Semiconductors – 3.4% – continued

Emulex Corp. *	5,224	$49

Entegris, Inc. *	8,131	75

Entropic Communications, Inc. †*	3,996	36

Exar Corp. *	2,120	13

Formfactor, Inc. *	3,105	31

FSI International, Inc. †*	2,296	10

GSI Technology, Inc. †*	1,075	8

GT Solar International, Inc. †*	3,614	46

Hittite Microwave Corp. *	1,659	105

Ikanos Communications, Inc. †*	2,809	4

Inphi Corp. †*	483	10

Integrated Device Technology, Inc. *	9,432	79

Integrated Silicon Solution, Inc. *	1,710	16

IXYS Corp. †*	1,396	19

Kopin Corp. †*	3,878	20

Kulicke & Soffa Industries, Inc. †*	4,270	52

Lattice Semiconductor Corp. *	7,011	46

LTX-Credence Corp. †*	3,062	29

Mattson Technology, Inc. †*	3,019	5

MaxLinear, Inc., Class A *	375	3

Micrel, Inc. †	3,104	37

Microsemi Corp. *	5,054	111

Mindspeed Technologies, Inc. †*	1,844	16

MIPS Technologies, Inc. †*	3,102	25

MKS Instruments, Inc.	3,040	80

Monolithic Power Systems, Inc. †*	2,005	35

MoSys, Inc. †*	1,811	11

Nanometrics, Inc. †*	1,035	16

Netlogic Microsystems, Inc. †*	3,814	146

Omnivision Technologies, Inc. †*	3,388	120

Pericom Semiconductor Corp. *	1,469	14

Photronics, Inc. †*	3,137	31

PLX Technology, Inc. †*	2,169	8

Power Integrations, Inc. †	1,478	54

Richardson Electronics Ltd. †	970	13

Rubicon Technology, Inc. †*	1,043	24

Rudolph Technologies, Inc. *	1,941	23

Semtech Corp. *	3,956	113

Sigma Designs, Inc. †*	1,962	18

Silicon Image, Inc. †*	4,596	35

Standard Microsystems Corp. *	1,394	37

Supertex, Inc. †*	560	12

Tessera Technologies, Inc. *	3,063	53

TriQuint Semiconductor, Inc.*	9,901	128

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Semiconductors – 3.4% – continued

Ultra Clean Holdings †*	1,246	$13

Ultratech, Inc. *	1,446	46

Veeco Instruments, Inc. †*	2,466	142

Volterra Semiconductor Corp. *	1,507	37
Zoran Corp. †*	3,154	26
		2,710

Software – 4.2%

Accelrys, Inc. *	3,407	25

ACI Worldwide, Inc. *	2,038	66

Actuate Corp. †*	2,637	14

Acxiom Corp. *	4,216	58

Advent Software, Inc. *	1,921	54

American Software, Inc., Class A	1,300	10

Ariba, Inc. *	5,855	196

Aspen Technology, Inc. *	3,798	63

athenahealth, Inc. †*	2,114	95

Avid Technology, Inc. †*	1,768	31

Blackbaud, Inc. †	2,749	77

Blackboard, Inc. †*	2,078	90

Bottomline Technologies, Inc. *	1,989	52

CDC Corp., Class A †*	1,699	4

CommVault Systems, Inc. *	2,632	109

Computer Programs & Systems, Inc.	598	38

Concur Technologies, Inc. †*	2,450	122

Convio, Inc. †*	317	4

CSG Systems International, Inc. *	2,079	40

Deltek, Inc. †*	1,120	8

DemandTec, Inc. *	1,100	11

Digi International, Inc. *	1,462	17

DynaVox, Inc., Class A †*	511	4

Ebix, Inc. †*	1,821	36

Envestnet, Inc. *	429	6

EPIQ Systems, Inc. †	2,014	30

ePocrates, Inc. †*	333	7

Fair Isaac Corp.	2,557	75

FalconStor Software, Inc. †*	1,759	8

Guidance Software, Inc. †*	873	7

Innerworkings, Inc. †*	1,402	12

Interactive Intelligence, Inc. *	850	31

JDA Software Group, Inc. *	2,674	88

Lawson Software, Inc. *	8,451	94

Mantech International Corp., Class A	1,337	60

MedAssets, Inc. *	2,631	38

Medidata Solutions, Inc. †*	1,176	27

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Software – 4.2% – continued

MicroStrategy, Inc., Class A *	516	$75

Monotype Imaging Holdings, Inc. *	1,415	20

NetSuite, Inc. †*	1,128	43

Omnicell, Inc. *	2,023	31

OPNET Technologies, Inc. †	785	31

Parametric Technology Corp. *	7,058	164

PDF Solutions, Inc. †*	1,328	8

Pegasystems, Inc. †	978	37

Progress Software Corp. *	4,082	111

PROS Holdings, Inc. *	1,115	19

QAD, Inc., Class A †*	455	5

QLIK Technologies, Inc. *	782	26

Quality Systems, Inc. †	1,146	99

Quest Software, Inc. *	3,642	83

RealPage, Inc. †*	961	28

Renaissance Learning, Inc. †	787	9

RightNow Technologies, Inc. †*	1,324	44

Rosetta Stone, Inc. †*	607	9

Schawk, Inc. †	673	12

Seachange International, Inc. †*	1,627	18

Smith Micro Software, Inc. †*	1,965	10

SolarWinds, Inc. †*	2,272	56

SS&C Technologies Holdings, Inc. *	814	16

Synchronoss Technologies, Inc. †*	1,406	45

SYNNEX Corp. †*	1,354	44

Take-Two Interactive Software, Inc. †*	4,338	71

Taleo Corp., Class A *	2,425	91

THQ, Inc. †*	4,194	17

Trident Microsystems, Inc. †*	4,537	4

Tyler Technologies, Inc. †*	1,748	44

Ultimate Software Group, Inc. *	1,639	92
VeriFone Systems, Inc. †*	5,204	251
		3,320

Storage/Warehousing – 0.1%
Mobile Mini, Inc. †*	2,730	61

Telecommunications – 3.8%

Acme Packet, Inc. *	2,857	216

ADTRAN, Inc. †	3,772	162

Alaska Communications Systems

Group, Inc. †	2,764	25

Anaren, Inc. *	849	15

Anixter International, Inc.	1,701	115

Arris Group, Inc. *	7,697	87

Aruba Networks, Inc.† *	4,992	142

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Telecommunications – 3.8% – continued

Atlantic Tele-Network, Inc. †	541	$21

Aviat Networks, Inc. *	3,688	17

BigBand Networks, Inc. †*	3,043	6

Black Box Corp.	1,072	35

Calix, Inc. *	680	15

Cbeyond, Inc. †*	1,719	25

Cincinnati Bell, Inc. †*	12,463	40

Comtech Telecommunications Corp. †	1,651	46

Consolidated Communications

Holdings, Inc. †	1,565	30

DigitalGlobe, Inc. †*	1,679	41

EMS Technologies, Inc. *	901	23

Extreme Networks, Inc. †*	5,857	19

FiberTower Corp. †*	2,807	5

Finisar Corp. †*	5,456	131

General Communication, Inc., Class A †*	2,503	31

GeoEye, Inc. *	1,321	44

Global Crossing Ltd. *	1,857	65

Globalstar, Inc. †*	4,129	5

Globecomm Systems, Inc. †*	1,352	20

Harmonic, Inc. *	6,916	54

Hughes Communications, Inc. †*	554	33

Hypercom Corp. †*	2,834	30

ICO Global Communications

Holdings Ltd. †*	5,401	16

IDT Corp., Class B	888	26

Infinera Corp. †*	5,644	40

InterDigital, Inc. †	2,671	115

IPG Photonics Corp. *	1,581	119

Iridium Communications, Inc. †*	1,957	17

Ixia †*	2,030	32

Knology, Inc. *	1,890	29

KVH Industries, Inc. †*	928	11

LogMeIn, Inc. †*	922	40

Loral Space & Communications, Inc. †*	652	43

Meru Networks, Inc. †*	369	7

Motricity, Inc. †*	294	3

NeoPhotonics Corp. †*	534	5

Netgear, Inc. *	2,167	91

Network Equipment Technologies, Inc. †*	1,666	5

Neutral Tandem, Inc. *	2,069	35

Novatel Wireless, Inc. †*	1,851	10

NTELOS Holdings Corp.	1,792	37

Oclaro, Inc. †*	3,086	30

Oplink Communications, Inc. *	1,129	21

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Telecommunications – 3.8% – continued

Opnext, Inc. *	2,478	$7

PAETEC Holding Corp. †*	7,867	35

Plantronics, Inc. †	2,923	107

Powerwave Technologies, Inc. *	10,298	39

Preformed Line Products Co. †	125	9

Premiere Global Services, Inc. *	3,732	31

RF Micro Devices, Inc. *	16,343	103

RigNet, Inc. *	326	5

SAVVIS, Inc. *	2,284	90

Shenandoah Telecommunications Co. †	1,487	27

ShoreTel, Inc. †*	2,630	29

Sonus Networks, Inc. †*	12,546	41

Sycamore Networks, Inc. †	1,201	29

Symmetricom, Inc. *	2,537	14

Tekelec *	4,248	39

TeleNav, Inc. *	569	9

Tessco Technologies, Inc. †	294	3

USA Mobility, Inc. †	1,414	23

UTStarcom, Inc. †*	7,448	15

Viasat, Inc. †*	2,025	90
Vonage Holdings Corp. *	6,606	31
		3,006

Textiles – 0.1%

Culp, Inc. †*	458	4

G&K Services, Inc., Class A	1,135	36
Unifirst Corp.	858	46
		86

Toys, Games & Hobbies – 0.0%

Jakks Pacific, Inc. †*	1,683	33
Leapfrog Enterprises, Inc. †*	1,980	9
		42

Transportation – 1.8%

Air Transport Services Group, Inc. *	3,358	25

Arkansas Best Corp. †	1,542	38

Atlas Air Worldwide Holdings, Inc. *	1,569	99

Baltic Trading Ltd. †	987	6

Bristow Group, Inc.	2,185	100

CAI International, Inc. *	616	14

Celadon Group, Inc. *	1,293	18

DHT Holdings, Inc. †	4,015	16

Eagle Bulk Shipping, Inc. †*	3,608	10

Echo Global Logistics, Inc. †*	632	9

Excel Maritime Carriers Ltd. †*	2,385	8

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Transportation – 1.8% – continued

Forward Air Corp.	1,803	$63

Genco Shipping & Trading Ltd.† *	1,629	13

General Maritime Corp. †	4,530	8

Genesee & Wyoming, Inc., Class A *	2,349	139

Golar LNG Ltd. †	2,213	71

Gulfmark Offshore, Inc., Class A *	1,419	58

Heartland Express, Inc. †	3,008	50

Horizon Lines, Inc., Class A †	1,828	2

HUB Group, Inc., Class A *	2,269	87

International Shipholding Corp. †	301	7

Knight Transportation, Inc. †	3,584	61

Knightsbridge Tankers Ltd. †	1,488	31

Marten Transport Ltd.	964	22

Nordic American Tanker Shipping †	2,834	66

Old Dominion Freight Line, Inc. *	2,536	95

Overseas Shipholding Group, Inc. †	1,561	43

P.A.M. Transportation Services, Inc. †*	319	4

Pacer International, Inc. †*	2,342	12

Patriot Transportation Holding, Inc. †*	264	6

PHI, Inc. (Non Voting) †*	790	17

Quality Distribution, Inc. *	626	8

RailAmerica, Inc. †*	1,358	21

Roadrunner Transportation Systems, Inc. †*	662	10

Saia, Inc. †*	1,042	16

Scorpio Tankers, Inc. *	1,138	12

Ship Finance International Ltd. †	2,683	52

Teekay Tankers Ltd., Class A †	2,305	21

Ultrapetrol (Bahamas) Ltd. †*	1,300	7

Universal Truckload Services, Inc. †*	338	6

USA Truck, Inc. *	432	5
Werner Enterprises, Inc. †	2,647	66
		1,422

Trucking & Leasing – 0.2%

Aircastle Ltd. †	3,098	39

AMERCO *	519	47

Greenbrier Cos., Inc. †*	1,335	35

TAL International Group, Inc. †	1,023	34
Textainer Group Holdings Ltd.	561	18
		173

Water – 0.3%

American States Water Co.	1,142	39

Artesian Resources Corp., Class A †	590	12

California Water Service Group †	1,211	46

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Water – 0.3% – continued

Connecticut Water Service, Inc. †	500	$13

Consolidated Water Co. Ltd. †	851	8

Middlesex Water Co. †	906	17

Pico Holdings, Inc. *	1,375	41

SJW Corp. †	750	17
York Water Co. †	898	16
		209
Total Common Stocks
(Cost $62,005)		77,742

INVESTMENT COMPANIES – 50.2%

Kayne Anderson Energy Development Co.	600	12

Northern Institutional Funds - Diversified Assets Portfolio (4)(5)	1,501,983	1,502
Northern Institutional Funds - Liquid Assets Portfolio (4)(6)(7)	38,383,300	38,383
Total Investment Companies
(Cost $39,898)		39,897

OTHER – 0.0%

Escrow DLB Oil & Gas (3)*	400	–
Escrow Position PetroCorp. (3)*	420	–
Total Other
(Cost $ – )		–

RIGHTS – 0.0%
CSF Holdings, Inc. (3)*	2,000	–
Total Rights
(Cost $ – )		–

	NUMBER OF WARRANTS	VALUE (000s)

WARRANTS – 0.0%
Krispy Kreme Doughnuts, Inc., Exp. 3/2/12, Strike $12.21 *	88	$–
Total Warrants
(Cost $ – )		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 11/17/11 (8)	$180	$180
Total Short-Term Investments
(Cost $180)		180

Total Investments – 148.1%
(Cost $102,083)		117,819
Liabilities less Other Assets – (48.1)%		(38,258)
NET ASSETS – 100.0%		$79,561

(1)	Cohen & Steers, Inc. is a sub-adviser for the Northern Multi-Manager Global Real Estate Fund.
(2)	Pzena Investment Management, Inc. is a sub-adviser for the Northern Multi-Manager Emerging Markets Equity Fund.
(3)	Security has been deemed worthless by the Northern Trust Global Investments Valuation Committee.
(4)	Investment in affiliated Portfolio.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Nothern Institutional Funds was approximately $1,296,000 with net purchases of approximately $206,000 during the six months ended May 31, 2011.
(6)	Investment relates to cash collateral received from Portfolio securities loaned.
(7)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $30,996,000 with net purchases of approximately $7,387,000 during the six months ended May 31, 2011.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2011, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
Russell 2000 Mini	21	$1,780	Long	6/11	$98

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

At May 31, 2011, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	3.1
Energy	6.9
Financials	20.3
Health Care	13.1
Industrials	14.9
Information Technology	19.0
Materials	5.7
Telecommunication Services	0.9
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Valuations based on inputs that are unobservable and significant. The Portfolio utilized the following techniques on Level 3 investments: The Portfolio valued certain securities using prices provided by the Portfolio’s Valuation Committee.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stock
Advertising	$39	$–	$–	$39
Aerospace/Defense	1,047	–	–	1,047
Agriculture	275	–	–	275
Airlines	458	–	–	458
Apparel	1,588	–	–	1,588
Auto Manufacturers	60	–	–	60
Auto Parts & Equipment	874	–	–	874
Banks	4,080	–	–	4,080
Beverages	118	–	–	118
Biotechnology	1,636	–	–	1,636
Building Materials	505	–	–	505
Chemicals	1,870	–	–	1,870
Coal	323	–	–	323
Commercial Services	4,281	–	–	4,281
Computers	2,062	–	–	2,062
Cosmetics/Personal Care	78	–	–	78
Distribution/Wholesale	771	–	–	771
Diversified Financial Services	1,336	–	–	1,336
Electric	1,351	–	–	1,351

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Electrical Components & Equipment	$1,032	$–	$–	$1,032
Electronics	1,750	–	–	1,750
Energy-Alternate Sources	118	–	–	118
Engineering & Construction	550	–	–	550
Entertainment	528	–	–	528
Environment Control	618	–	–	618
Food	1,376	–	–	1,376
Forest Products & Paper	392	–	–	392
Gas	877	–	–	877
Hand/Machine Tools	64	–	–	64
Healthcare-Products	3,072	–	–	3,072
Healthcare-Services	1,757	–	–	1,757
Holding Companies - Diversified	54	–	–	54
Home Builders	211	–	–	211
Home Furnishings	329	–	–	329
Household Products/Wares	365	–	–	365
Housewares	27	–	–	27
Insurance	1,957	–	–	1,957
Internet	2,609	–	1	2,610
Investment Companies	799	–	–	799
Iron/Steel	28	–	–	28
Leisure Time	507	–	–	507
Lodging	227	–	–	227
Machinery-Construction & Mining	45	–	–	45
Machinery-Diversified	1,263	–	–	1,263
Media	402	–	–	402
Metal Fabrication/ Hardware	644	–	–	644
Mining	1,256	–	–	1,256
Miscellaneous Manufacturing	1,706	–	–	1,706
Office Furnishings	320	–	–	320
Oil & Gas	2,677	–	–	2,677
Oil & Gas Services	1,531	–	–	1,531
Packaging & Containers	385	–	–	385
Pharmaceuticals	2,594	–	–	2,594
Pipelines	26	–	–	26
Real Estate	112	–	–	112
Real Estate Investment Trust	6,285	–	–	6,285
Retail	4,767	–	–	4,767
Savings & Loans	700	–	–	700
Semiconductors	2,710	–	–	2,710
Software	3,320	–	–	3,320
Storage/Warehousing	61	–	–	61
Telecommunications	3,006	–	–	3,006
Textiles	86	–	–	86
Toys, Games & Hobbies	42	–	–	42
Transportation	1,422	–	–	1,422
Trucking & Leasing	173	–	–	173
Water	209	–	–	209
Investment Companies	39,897	–	–	39,897
Short-Term Investments	–	180	–	180

Total Investments	$117,638	$180	$1	$117,819

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

OTHER FINANCIAL INSTRUMENTS
Assets Futures Contracts	$98	$–	$–	$98

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS	BALANCE AS OF 11/30/10 (000s)	NET REALIZED GAIN (LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000s)*	BALANCE AS OF 5/31/11 (000s)
Common Stocks
Internet	$–	$–	$–	$–	$1(1)	$1

(1)	Transferred from Level 1 to Level 3 due to security being valued according to procedures adopted by the Portfolio’s Fair Valuation Committee and because there is a lack of market activity and data observed for this security.

*	The fair value of Net Transfers In and/or (Out) of Level 3 was measured using the fair value as of the end of the period.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6%

Aerospace/Defense – 2.9%

Boeing (The) Co.	21,260	$1,659
United Technologies Corp.	16,670	1,463
		3,122

Apparel – 3.4%

Coach, Inc.	21,530	1,371

Deckers Outdoor Corp. †*	7,324	667
NIKE, Inc., Class B	18,535	1,565
		3,603

Auto Parts & Equipment – 2.2%
Johnson Controls, Inc.	59,670	2,363

Banks – 0.7%
Citigroup, Inc.	18,777	773

Beverages – 2.8%

Green Mountain Coffee Roasters, Inc. †*	17,960	1,479
PepsiCo, Inc.	21,635	1,539
		3,018

Biotechnology – 4.8%

Alexion Pharmaceuticals, Inc. *	22,419	1,063

Celgene Corp. *	22,100	1,346

Human Genome Sciences, Inc. †*	36,465	998

Illumina, Inc. *	20,610	1,486
Vertex Pharmaceuticals, Inc. *	4,750	256
		5,149

Chemicals – 2.0%

Air Products & Chemicals, Inc.	9,990	950
Monsanto Co.	16,735	1,189
		2,139

Computers – 13.9%

Apple, Inc. *	14,410	5,012

Cognizant Technology Solutions Corp., Class A *	30,175	2,295

EMC Corp. *	70,895	2,018

International Business Machines Corp. †	12,627	2,133

NetApp, Inc. *	15,860	869

Riverbed Technology, Inc. *	33,300	1,263
Teradata Corp. *	21,750	1,213
		14,803

Diversified Financial Services – 2.9%

American Express Co.	39,200	2,023
IntercontinentalExchange, Inc. *	8,559	1,032
		3,055

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Electronics – 0.5%
Trimble Navigation Ltd. *	11,885	$519

Engineering & Construction – 0.9%
Jacobs Engineering Group, Inc. *	20,760	956

Food – 1.3%
Whole Foods Market, Inc.	22,320	1,365

Healthcare – Products – 2.4%

Covidien PLC	18,305	1,007
Intuitive Surgical, Inc. †*	4,492	1,567
		2,574

Internet – 8.6%

Amazon.com, Inc. *	14,405	2,833

F5 Networks, Inc. †*	13,132	1,492

Google, Inc., Class A *	3,684	1,949

Netflix, Inc. †*	4,591	1,243

OpenTable, Inc. †*	6,128	541
priceline.com, Inc. *	2,217	1,142
		9,200

Iron/Steel – 0.5%
Nucor Corp. †	12,180	516

Machinery – Diversified – 4.0%

Cummins, Inc.	19,675	2,071
Deere & Co.	25,905	2,230
		4,301

Media – 1.5%
Walt Disney (The) Co.	37,365	1,556

Metal Fabrication/Hardware – 1.0%
Precision Castparts Corp.	6,866	1,079

Mining – 2.9%

BHP Billiton Ltd. ADR †	13,180	1,258
Freeport-McMoRan Copper & Gold, Inc.	34,665	1,790
		3,048

Miscellaneous Manufacturing – 2.0%
Danaher Corp.	38,370	2,092

Oil & Gas – 5.1%

Apache Corp.	13,667	1,703

Exxon Mobil Corp. †	19,380	1,618

Suncor Energy, Inc.	28,265	1,184
Talisman Energy, Inc. †	43,305	917
		5,422

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil & Gas Services – 6.6%

Halliburton Co.	29,430	$1,476

National Oilwell Varco, Inc.	35,425	2,571
Schlumberger Ltd.	35,170	3,015
		7,062

Pharmaceuticals – 0.9%
Abbott Laboratories	18,895	987

Retail – 6.5%

Costco Wholesale Corp.	12,880	1,062

Dick’s Sporting Goods, Inc. †*	24,605	978

Lululemon Athletica, Inc. *	2,930	266

McDonald’s Corp.	15,515	1,265

Starbucks Corp.	39,310	1,446
Tiffany & Co.	25,330	1,917
		6,934

Semiconductors – 1.3%

ARM Holdings PLC ADR †	28,355	810
Broadcom Corp., Class A *	14,460	520
		1,330

Software – 8.8%

Autodesk, Inc. *	29,280	1,258

Cerner Corp.† *	10,608	1,274

Citrix Systems, Inc. *	35,715	3,129

Oracle Corp.	26,140	895

Red Hat, Inc. *	21,100	920
Salesforce.com, Inc. †*	12,095	1,842
		9,318

Telecommunications – 5.6%

Acme Packet, Inc. *	10,030	759

American Tower Corp., Class A *	18,415	1,022

Juniper Networks, Inc. *	41,454	1,517
QUALCOMM, Inc.	46,180	2,706
		6,004

Transportation – 1.6%
Kansas City Southern *	28,110	1,655
Total Common Stocks
(Cost $78,756)		103,943

	NUMBER OF SHARES	VALUE (000s)

INVESTMENT COMPANIES – 18.4%

Northern Institutional Funds - Diversified Assets Portfolio (1)(2)	2,268,876	$2,269
Northern Institutional Funds - Liquid Assets Portfolio (1)(3)(4)	17,275,783	17,276
Total Investment Companies
(Cost $19,545)		19,545

Total Investments – 116.0%
(Cost $98,301)		123,488
Liabilities less Other Assets – (16.0)%		(17,025)
NET ASSETS – 100.0%		$106,463

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,230,000 with net sales of approximately $961,000 during the six months ended May 31, 2011.
(3)	Investment relates to cash collateral received from Portfolio securities loaned.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,131,000 with net purchases of approximately $3,145,000 during the six months ended May 31, 2011.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2011, the industry sectors for the Large Cap Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.9%
Consumer Staples	5.2
Energy	12.0
Financials	3.7
Health Care	9.6
Industrials	12.7
Information Technology	32.4
Materials	5.5
Telecommunication Services	1.0

Total	100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$103,943	(1)	$–	$–	$103,943
Investment Companies	19,545		–	–	19,545

Total Investments	$123,488		$–	$–	$123,488

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7%

Aerospace/Defense – 0.5%
General Dynamics Corp.	612	$45

Apparel – 0.9%
Coach, Inc. †	1,280	81

Auto Manufacturers – 0.9%
Ford Motor Co. *	5,263	78

Banks – 8.7%
Citigroup, Inc.	4,074	168
Comerica, Inc. †	1,908	69
JPMorgan Chase & Co.	5,448	235
Morgan Stanley	3,257	79
U.S. Bancorp	3,213	82
Wells Fargo & Co.	5,052	143
		776

Beverages – 1.8%
Dr Pepper Snapple Group, Inc.	1,825	75
PepsiCo, Inc.	1,190	85
		160

Biotechnology – 2.5%
Alexion Pharmaceuticals, Inc. †*	1,384	65
Celgene Corp. *	1,275	78
Life Technologies Corp. *	1,612	84
		227

Coal – 0.8%
Arch Coal, Inc. †	2,533	76

Computers – 10.0%
Apple, Inc. *	921	320
Brocade Communications Systems, Inc. *	11,395	76
EMC Corp. *	5,241	149
Hewlett-Packard Co.	1,905	71
International Business Machines Corp.	711	120
NetApp, Inc. †*	1,218	67
Teradata Corp. *	1,607	90
		893

Cosmetics/Personal Care – 1.4%
Procter & Gamble (The) Co.	1,878	126

Diversified Financial Services – 3.1%
Charles Schwab (The) Corp. †	7,437	134
Discover Financial Services	6,153	147
		281

Electric – 1.0%
Entergy Corp.	526	36

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Electric – 1.0% – continued
Southern Co.	1,429	$57
		93

Electronics – 1.2%
TE Connectivity Ltd.	3,006	111

Food – 1.3%
General Mills, Inc.	2,858	114

Forest Products & Paper – 0.6%
UPM-Kymmene OYJ ADR †	3,060	58

Healthcare – Products – 2.4%
Baxter International, Inc.	1,469	87
Covidien PLC †	2,309	127
		214

Healthcare – Services – 3.6%
Humana, Inc. *	2,130	172
UnitedHealth Group, Inc.	3,012	147
		319

Home Builders – 1.3%
Pulte Group, Inc. †*	13,269	112

Home Furnishings – 1.0%
Harman International Industries, Inc.	1,802	86

Insurance – 4.6%
CNO Financial Group, Inc. †*	17,425	135
MGIC Investment Corp. †*	12,296	99
Unum Group	2,344	62
XL Group PLC †	5,116	121
		417

Internet – 2.1%
AOL, Inc. †*	2,495	51
F5 Networks, Inc. *	490	56
Google, Inc., Class A *	150	79
		186

Machinery – Construction & Mining – 1.1%
Joy Global, Inc.	1,077	97

Machinery – Diversified – 0.4%
Cummins, Inc.	371	39

Media – 0.8%
Walt Disney (The) Co.	1,644	68

Metal Fabrication/Hardware – 1.5%
Precision Castparts Corp. †	851	134

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Mining – 2.0%

Alcoa, Inc. †	6,092	$103
Titanium Metals Corp. *	4,065	76
		179

Miscellaneous Manufacturing – 4.7%

Dover Corp. †	1,660	112

General Electric Co.	11,427	224
Honeywell International, Inc.	1,444	86
		422

Oil & Gas – 12.1%

Apache Corp.	666	83

Chevron Corp.	2,162	227

Exxon Mobil Corp. †	2,583	216

Noble Corp. †	4,486	188

Noble Energy, Inc.	1,236	115

Petroleo Brasileiro S.A. ADR	3,299	114
Suncor Energy, Inc. †	3,420	143
		1,086

Oil & Gas Services – 1.5%
Schlumberger Ltd.	1,572	135

Pharmaceuticals – 5.2%

Forest Laboratories, Inc. *	2,455	89

Mead Johnson Nutrition Co.	1,579	107

Merck & Co., Inc.	4,084	150
Teva Pharmaceutical Industries Ltd. ADR	2,341	119
		465

Retail – 7.4%

Darden Restaurants, Inc. †	1,853	94

Gap (The), Inc. †	2,622	51

Guess?, Inc. †	2,180	100

McDonald’s Corp. †	603	49

Nordstrom, Inc. †	2,200	103

Target Corp.	1,729	86

TJX Cos., Inc. †	1,472	78
Wal-Mart Stores, Inc. †	1,784	98
		659

Software – 2.6%

Check Point Software Technologies Ltd. †*	1,375	75
Oracle Corp.	4,673	160
		235

Telecommunications – 5.0%

AT&T, Inc.	2,418	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% – continued

Telecommunications – 5.0% – continued

CenturyLink, Inc.	2,998	$130

Cisco Systems, Inc.	7,811	131
Qualcomm, Inc.	1,949	114
		451

Tobacco – 2.7%
Philip Morris International, Inc.	3,370	242

Transportation – 2.0%
Kansas City Southern *	3,058	180
Total Common Stocks
(Cost $7,158)		8,845

INVESTMENT COMPANIES – 27.3%
Northern Institutional Funds - Diversified Assets Portfolio (1)(2)	127,267	127
Northern Institutional Funds - Liquid Assets Portfolio (1)(3)(4)	2,319,877	2,320
Total Investment Companies
(Cost $2,447)		2,447

Total Investments – 126.0%
(Cost $9,605)		11,292
Liabilities less Other Assets – (26.0)%		(2,330)
NET ASSETS – 100.0%		$8,962

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $92,000 with net purchases of approximately $35,000 during the six months ended May 31, 2011.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,524,000 with net sales of approximately $1,204,000 during the six months ended May 31, 2011.
(4)	Investment relates to cash collateral received from Portfolio securities loaned.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

At May 31, 2011, the industry sectors for the Large Cap Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.1%
Consumer Staples	9.6
Energy	14.7
Financials	16.7
Health Care	12.6
Industrials	10.4
Information Technology	18.9
Materials	2.7
Telecommunication Services	2.3
Utilities	1.0

Total	100.%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1– Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$8,845	(1)	$–	$–	$8,845
Investment Companies	2,447		–	–	2,447

Total Investments	$11,292		$–	$–	$11,292

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6%

Advertising – 0.2%

Interpublic Group of (The) Cos., Inc.	24,789	$296
Omnicom Group, Inc.	14,452	676
		972

Aerospace/Defense – 2.1%

Boeing (The) Co.	38,219	2,982

General Dynamics Corp.	19,233	1,428

Goodrich Corp.	6,601	576

L-3 Communications Holdings, Inc.	6,000	490

Lockheed Martin Corp. †	14,831	1,155

Northrop Grumman Corp. †	14,940	976

Raytheon Co.	18,681	941

Rockwell Collins, Inc.	8,246	504
United Technologies Corp.	47,727	4,189
		13,241

Agriculture – 1.9%

Altria Group, Inc.	108,325	3,040

Archer-Daniels-Midland Co.	33,384	1,082

Lorillard, Inc. †	7,728	891

Philip Morris International, Inc.	93,129	6,682
Reynolds American, Inc.	17,481	695
		12,390

Airlines – 0.1%
Southwest Airlines Co.	39,533	468

Apparel – 0.6%

Coach, Inc.	15,264	971

NIKE, Inc., Class B	19,798	1,672

Polo Ralph Lauren Corp.	3,453	438
VF Corp. †	4,614	460
		3,541

Auto Manufacturers – 0.6%

Ford Motor Co. *	196,135	2,926
PACCAR, Inc.	19,151	958
		3,884

Auto Parts & Equipment – 0.3%

Goodyear Tire & Rubber (The) Co. *	12,312	218
Johnson Controls, Inc.	35,056	1,388
		1,606

Banks – 7.6%

Bank of America Corp.	525,038	6,169

Bank of New York Mellon (The) Corp.	64,368	1,809

BB&T Corp. †	36,483	1,005

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Banks – 7.6% – continued

Capital One Financial Corp.	23,883	$1,298

Citigroup, Inc.	150,728	6,203

Comerica, Inc. †	9,491	343

Fifth Third Bancorp	48,561	634

First Horizon National Corp. †	12,890	136

First Horizon National Corp. - (Fractional Shares) *	290,887	–

Goldman Sachs Group (The), Inc.	26,966	3,795

Huntington Bancshares, Inc.	43,505	287

JPMorgan Chase & Co.	206,516	8,930

KeyCorp †	47,461	402

M&T Bank Corp. †	6,280	555

Marshall & Ilsley Corp.	27,055	216

Morgan Stanley	80,098	1,935

Northern Trust Corp. (1)(2)	12,286	599

PNC Financial Services Group, Inc.	27,242	1,700

Regions Financial Corp.	65,172	460

State Street Corp.	26,161	1,197

SunTrust Banks, Inc.	26,795	754

U.S. Bancorp	99,548	2,548

Wells Fargo & Co.	273,159	7,750
Zions Bancorporation †	9,950	237
		48,962

Beverages – 2.4%

Brown-Forman Corp., Class B	5,251	381

Coca-Cola (The) Co.	118,930	7,946

Coca-Cola Enterprises, Inc.	16,846	487

Constellation Brands, Inc., Class A *	9,131	200

Dr Pepper Snapple Group, Inc.	11,388	469

Molson Coors Brewing Co., Class B	8,501	396
PepsiCo, Inc.	82,325	5,855
		15,734

Biotechnology – 1.2%

Amgen, Inc. *	48,553	2,939

Biogen Idec, Inc. *	12,577	1,192

Celgene Corp. *	23,958	1,459

Gilead Sciences, Inc. *	41,344	1,726
Life Technologies Corp. *	9,140	475
		7,791

Building Materials – 0.0%
Masco Corp. †	18,180	259

Chemicals – 2.1%

Air Products & Chemicals, Inc.	11,275	1,072

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Chemicals – 2.1% – continued

Airgas, Inc.	3,783	$261

CF Industries Holdings, Inc.	3,770	580

Dow Chemical (The) Co.	60,586	2,189

E.I. du Pont de Nemours & Co.	47,724	2,544

Eastman Chemical Co.	3,671	389

Ecolab, Inc.	12,175	668

FMC Corp.	3,696	312

International Flavors & Fragrances, Inc.	4,043	259

Monsanto Co.	27,843	1,978

PPG Industries, Inc.	8,491	753

Praxair, Inc.	15,569	1,648

Sherwin-Williams (The) Co. †	4,537	398
Sigma-Aldrich Corp. †	6,339	445
		13,496

Coal – 0.3%

Consol Energy, Inc.	11,634	596

Massey Energy Co.	5,220	345
Peabody Energy Corp.	14,173	870
		1,811

Commercial Services – 1.4%

Apollo Group, Inc., Class A *	6,400	263

Automatic Data Processing, Inc.	25,765	1,420

DeVry, Inc.	3,153	170

Equifax, Inc.	6,146	232

H&R Block, Inc. †	15,193	246

Iron Mountain, Inc. †	10,835	368

Mastercard, Inc., Class A	5,044	1,448

Monster Worldwide, Inc. †*	6,407	99

Moody’s Corp. †	10,762	429

Paychex, Inc.	16,660	538

Quanta Services, Inc. *	11,887	235

R.R. Donnelley & Sons Co. †	10,460	223

Robert Half International, Inc. †	7,276	201

SAIC, Inc. †*	14,862	261

Total System Services, Inc.	8,598	160

Visa, Inc., Class A †	25,161	2,040
Western Union (The) Co.	33,034	679
		9,012

Computers – 6.2%

Apple, Inc. *	47,761	16,613

Cognizant Technology Solutions Corp., Class A *	15,821	1,203

Computer Sciences Corp.	7,835	313

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Computers – 6.2% – continued

Dell, Inc. *	87,565	$1,408

EMC Corp. *	107,088	3,049

Hewlett-Packard Co.	112,825	4,217

International Business Machines Corp.	63,158	10,669

Lexmark International, Inc., Class A †*	3,969	118

NetApp, Inc. *	19,055	1,044

SanDisk Corp. *	12,081	574

Teradata Corp. *	8,487	473
Western Digital Corp. *	12,390	454
		40,135

Cosmetics/Personal Care – 2.1%

Avon Products, Inc.	22,115	657

Colgate-Palmolive Co.	25,572	2,238

Estee Lauder (The) Cos., Inc., Class A	6,032	619
Procter & Gamble (The) Co.	145,195	9,728
		13,242

Distribution/Wholesale – 0.2%

Fastenal Co. †	15,294	507

Genuine Parts Co. †	8,389	460
W.W. Grainger, Inc.	3,111	470
		1,437

Diversified Financial Services – 1.8%

American Express Co.	54,236	2,799

Ameriprise Financial, Inc.	12,927	791

BlackRock, Inc.	4,957	1,019

Charles Schwab (The) Corp.	52,306	942

CME Group, Inc.	3,506	1,002

Discover Financial Services	28,515	680

E*TRADE Financial Corp. *	11,690	185

Federated Investors, Inc., Class B †	4,537	116

Franklin Resources, Inc.	7,526	975

IntercontinentalExchange, Inc. *	3,806	459

Invesco Ltd.	23,829	588

Janus Capital Group, Inc. †	9,309	96

Legg Mason, Inc. †	7,687	260

NASDAQ OMX Group (The), Inc. *	7,656	195

NYSE Euronext	13,775	502

SLM Corp.	26,812	457
T. Rowe Price Group, Inc.	13,557	858
		11,924

Electric – 3.0%

AES (The) Corp. *	34,143	443

Ameren Corp.	12,085	359

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Electric – 3.0% – continued

American Electric Power Co., Inc.	25,361	$969

CMS Energy Corp. †	13,696	273

Consolidated Edison, Inc.	15,257	810

Constellation Energy Group, Inc.	10,062	374

Dominion Resources, Inc.	30,181	1,440

DTE Energy Co.	8,547	441

Duke Energy Corp. †	69,292	1,299

Edison International	16,791	661

Entergy Corp.	9,350	637

Exelon Corp.	34,528	1,445

FirstEnergy Corp.	22,134	988

Integrys Energy Group, Inc. †	3,908	205

NextEra Energy, Inc.	21,882	1,268

Northeast Utilities	8,918	314

NRG Energy, Inc. *	13,342	330

Pepco Holdings, Inc. †	11,290	225

PG&E Corp.	20,686	897

Pinnacle West Capital Corp.	5,503	249

PPL Corp. †	29,270	825

Progress Energy, Inc.	15,133	721

Public Service Enterprise Group, Inc.	26,035	872

SCANA Corp. †	5,783	235

Southern Co.	43,900	1,760

TECO Energy, Inc. †	10,822	208

Wisconsin Energy Corp.	11,896	372
Xcel Energy, Inc.	25,198	623
		19,243

Electrical Components & Equipment – 0.4%

Emerson Electric Co.	39,081	2,132
Molex, Inc. †	6,894	189
		2,321

Electronics – 0.6%

Agilent Technologies, Inc. *	17,991	897

Amphenol Corp., Class A	9,279	502

FLIR Systems, Inc. †	8,598	311

Jabil Circuit, Inc.	9,787	211

PerkinElmer, Inc.	6,000	166

Thermo Fisher Scientific, Inc. *	20,288	1,328
Waters Corp. *	4,839	477
		3,892

Energy – Alternate Sources – 0.1%
First Solar, Inc. †*	2,872	357

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Engineering & Construction – 0.1%

Fluor Corp.	9,231	$636
Jacobs Engineering Group, Inc. *	6,358	293
		929

Entertainment – 0.0%
International Game Technology	15,120	261

Environmental Control – 0.3%

Republic Services, Inc.	16,267	513

Stericycle, Inc. †*	4,304	383
Waste Management, Inc.	24,407	949
		1,845

Food – 1.9%

Campbell Soup Co. †	9,669	336

ConAgra Foods, Inc.	21,208	539

Dean Foods Co. *	9,260	129

General Mills, Inc.	32,678	1,300

H.J. Heinz Co.	16,493	906

Hershey (The) Co. †	7,841	437

Hormel Foods Corp. †	7,122	209

J.M. Smucker (The) Co.	6,338	502

Kellogg Co.	13,137	749

Kraft Foods, Inc., Class A	90,792	3,175

Kroger (The) Co.	33,229	825

McCormick & Co., Inc. (Non Voting)	7,186	361

Safeway, Inc. †	19,479	481

Sara Lee Corp.	32,043	626

SUPERVALU, Inc. †	10,734	110

Sysco Corp.	30,739	990

Tyson Foods, Inc., Class A	16,183	308
Whole Foods Market, Inc.	7,448	455
		12,438

Forest Products & Paper – 0.3%

International Paper Co.	22,940	716

MeadWestvaco Corp. †	8,486	289

Plum Creek Timber Co., Inc. †	8,661	351
Weyerhaeuser Co.	27,750	598
		1,954

Gas – 0.2%

CenterPoint Energy, Inc. †	22,764	440

Nicor, Inc.	2,343	129

NiSource, Inc. †	14,104	286
Sempra Energy	12,399	684
		1,539

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Hand/Machine Tools – 0.1%

Snap-On, Inc.	2,939	$177
Stanley Black & Decker, Inc.	8,598	635
		812

Healthcare – Products – 3.5%

Baxter International, Inc.	30,202	1,798

Becton, Dickinson and Co.	11,441	1,002

Boston Scientific Corp. *	79,920	574

C.R. Bard, Inc. †	4,328	484

CareFusion Corp. *	11,316	328

Covidien PLC	25,517	1,403

DENTSPLY International, Inc.	7,116	279

Edwards Lifesciences Corp. *	5,955	528

Hospira, Inc. †*	8,432	466

Intuitive Surgical, Inc. *	2,049	715

Johnson & Johnson	141,832	9,544

Medtronic, Inc.	55,700	2,267

Patterson Cos., Inc.	4,757	164

St. Jude Medical, Inc.	16,904	856

Stryker Corp.	17,543	1,095

Varian Medical Systems, Inc. *	6,188	418
Zimmer Holdings, Inc. *	9,780	663
		22,584

Healthcare – Services – 1.3%

Aetna, Inc.	20,089	877

CIGNA Corp.	14,237	710

Coventry Health Care, Inc. *	7,508	264

DaVita, Inc. *	4,903	412

Humana, Inc. *	8,861	714

Laboratory Corp. of America Holdings *	5,114	516

Quest Diagnostics, Inc.	8,142	476

Tenet Healthcare Corp. †*	24,998	159

UnitedHealth Group, Inc.	56,724	2,777
WellPoint, Inc.	19,514	1,525
		8,430

Holding Companies – Diversified – 0.1%
Leucadia National Corp.	10,514	373

Home Builders – 0.1%

D.R. Horton, Inc.	13,998	170

Lennar Corp., Class A	8,233	156
Pulte Group, Inc. *	17,500	148
		474

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Home Furnishings – 0.1%

Harman International Industries, Inc.	3,556	$171
Whirlpool Corp. †	3,811	319
		490

Household Products/Wares – 0.4%

Avery Dennison Corp.	5,732	243

Clorox Co. †	7,302	514

Fortune Brands, Inc.	7,889	511
Kimberly-Clark Corp. †	21,158	1,445
		2,713

Housewares – 0.0%
Newell Rubbermaid, Inc.	14,657	261

Insurance – 3.7%

ACE Ltd.	17,363	1,195

Aflac, Inc.	24,546	1,173

Allstate (The) Corp.	27,644	867

American International Group, Inc. †*	22,611	644

American International Group, Inc. - (Fractional Shares) *	70,271	–

AON Corp.	17,388	907

Assurant, Inc.	5,431	201

Berkshire Hathaway, Inc., Class B *	89,710	7,093

Chubb Corp.	15,164	995

Cincinnati Financial Corp. †	8,280	252

Genworth Financial, Inc., Class A *	24,803	276

Hartford Financial Services Group, Inc. †	23,365	623

Lincoln National Corp.	16,464	483

Loews Corp.	16,393	689

Marsh & McLennan Cos., Inc.	28,026	859

MetLife, Inc.	54,561	2,406

Principal Financial Group, Inc. †	16,904	529

Progressive (The) Corp.	34,620	749

Prudential Financial, Inc.	25,159	1,605

Torchmark Corp.	4,044	268

Travelers (The) Cos., Inc.	22,113	1,373

Unum Group	15,796	416
XL Group PLC	16,154	382
		23,985

Internet – 2.7%

Akamai Technologies, Inc. †*	9,462	321

Amazon.com, Inc. *	18,474	3,634

eBay, Inc. *	59,262	1,847

Expedia, Inc. †	9,955	279

F5 Networks, Inc. *	4,193	476

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Internet – 2.7% – continued

Google, Inc., Class A *	13,012	$6,883

NetFlix, Inc. †*	2,304	624

priceline.com, Inc. *	2,564	1,321

Symantec Corp. *	39,907	780

VeriSign, Inc.	8,714	305
Yahoo!, Inc. *	68,256	1,130
		17,600

Iron/Steel – 0.3%

AK Steel Holding Corp. †	5,270	81

Allegheny Technologies, Inc. †	4,990	334

Cliffs Natural Resources, Inc.	7,108	645

Nucor Corp. †	16,236	687
United States Steel Corp. †	7,267	335
		2,082

Leisure Time – 0.2%

Carnival Corp.	22,092	858
Harley-Davidson, Inc.	12,411	461
		1,319

Lodging – 0.3%

Marriott International, Inc., Class A †	14,855	562

Marriott International, Inc., Class A - (Fractional Shares) *	3,681	–

Starwood Hotels & Resorts

Worldwide, Inc.	9,869	602

Wyndham Worldwide Corp.	8,802	306
Wynn Resorts Ltd.	4,008	587
		2,057

Machinery – Construction & Mining – 0.6%

Caterpillar, Inc.	33,084	3,500
Joy Global, Inc.	5,536	497
		3,997

Machinery – Diversified – 0.7%

Cummins, Inc.	10,366	1,091

Deere & Co.	21,832	1,879

Flowserve Corp.	2,809	341

Rockwell Automation, Inc.	7,374	613
Roper Industries, Inc.	5,079	424
		4,348

Media – 3.1%

Cablevision Systems Corp. (New York Group), Class A	12,107	430

CBS Corp., Class B (Non Voting)	35,316	987

Comcast Corp., Class A	143,845	3,631

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Media – 3.1% – continued

DIRECTV, Class A *	41,082	$2,065

Discovery Communications, Inc., Class A †*	14,856	647

Gannett Co., Inc. †	12,056	172

McGraw-Hill (The) Cos., Inc.	16,105	684

News Corp., Class A	118,483	2,173

Scripps Networks Interactive, Inc., Class A	4,577	231

Time Warner Cable, Inc.	17,786	1,373

Time Warner, Inc.	56,465	2,057

Viacom, Inc., Class B	30,838	1,554

Walt Disney (The) Co.	98,540	4,102
Washington Post (The) Co., Class B †	284	117
		20,223

Metal Fabrication/Hardware – 0.2%
Precision Castparts Corp.	7,471	1,174

Mining – 0.8%

Alcoa, Inc.	55,563	934

Freeport-McMoRan Copper & Gold, Inc.	49,091	2,535

Newmont Mining Corp.	25,596	1,448

Titanium Metals Corp. *	4,799	90
Vulcan Materials Co. †	6,481	262
		5,269

Miscellaneous Manufacturing – 4.0%

3M Co.	36,921	3,485

Danaher Corp.	27,975	1,526

Dover Corp.	9,664	650

Eaton Corp.	17,707	915

General Electric Co.	550,735	10,816

Honeywell International, Inc.	40,583	2,417

Illinois Tool Works, Inc.	25,886	1,484

Ingersoll-Rand PLC †	17,094	853

ITT Corp.	9,514	548

Leggett & Platt, Inc.	7,524	194

Pall Corp.	6,048	339

Parker Hannifin Corp.	8,294	737

Textron, Inc. †	13,856	317
Tyco International Ltd.	24,463	1,207
		25,488

Office/Business Equipment – 0.2%

Pitney Bowes, Inc. †	10,225	244
Xerox Corp.	73,634	752
		996

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Oil & Gas – 9.8%

Anadarko Petroleum Corp.	25,757	$2,048

Apache Corp.	19,870	2,476

Cabot Oil & Gas Corp.	5,279	310

Chesapeake Energy Corp.	34,306	1,075

Chevron Corp.	104,132	10,924

ConocoPhillips	74,174	5,431

Denbury Resources, Inc. *	21,156	465

Devon Energy Corp.	22,280	1,873

Diamond Offshore Drilling, Inc. †	3,535	260

EOG Resources, Inc.	13,892	1,516

EQT Corp.	8,039	436

Exxon Mobil Corp.	257,203	21,469

Helmerich & Payne, Inc.	5,370	337

Hess Corp.	15,613	1,234

Marathon Oil Corp.	36,892	1,998

Murphy Oil Corp.	10,061	693

Nabors Industries Ltd. *	14,468	403

Newfield Exploration Co. *	7,118	531

Noble Corp.	13,021	545

Noble Energy, Inc.	8,998	839

Occidental Petroleum Corp.	42,151	4,546

Pioneer Natural Resources Co. †	6,086	559

QEP Resources, Inc.	8,891	387

Range Resources Corp.	8,097	453

Rowan Cos., Inc. *	6,881	273

Southwestern Energy Co. *	17,838	781

Sunoco, Inc. †	6,099	247

Tesoro Corp. *	7,260	177
Valero Energy Corp.	29,742	818
		63,104

Oil & Gas Services – 2.0%

Baker Hughes, Inc.	22,577	1,669

Cameron International Corp. *	12,767	608

FMC Technologies, Inc. *	12,424	555

Halliburton Co.	47,436	2,379

National Oilwell Varco, Inc.	21,847	1,586
Schlumberger Ltd.	70,616	6,053
		12,850

Packaging & Containers – 0.2%

Ball Corp.	8,912	352

Bemis Co., Inc.	5,546	184

Owens-Illinois, Inc. *	8,352	268

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Packaging & Containers – 0.2% – continued
Sealed Air Corp.	8,080	$208
		1,012

Pharmaceuticals – 5.1%

Abbott Laboratories	80,346	4,198

Allergan, Inc.	15,705	1,299

AmerisourceBergen Corp.	14,528	599

Bristol-Myers Squibb Co.	88,240	2,538

Cardinal Health, Inc.	17,995	817

Cephalon, Inc. *	3,798	303

Eli Lilly & Co.	52,806	2,032

Express Scripts, Inc. †*	27,383	1,631

Forest Laboratories, Inc. *	14,890	536

McKesson Corp.	13,120	1,123

Mead Johnson Nutrition Co.	10,544	715

Medco Health Solutions, Inc. *	20,977	1,256

Merck & Co., Inc.	159,883	5,876

Mylan, Inc. *	23,010	542

Pfizer, Inc.	414,507	8,891
Watson Pharmaceuticals, Inc. *	6,708	431
		32,787

Pipelines – 0.5%

El Paso Corp.	39,703	836

Oneok, Inc.	5,399	384

Spectra Energy Corp.	33,297	918
Williams (The) Cos., Inc.	30,048	943
		3,081

Real Estate – 0.1%
CB Richard Ellis Group, Inc., Class A *	15,292	404

Real Estate Investment Trusts – 1.4%

Apartment Investment & Management Co., Class A †	5,876	157

AvalonBay Communities, Inc.	4,504	599

Boston Properties, Inc. †	7,519	815

Equity Residential	15,271	944

HCP, Inc. †	20,797	789

Health Care REIT, Inc.	9,228	491

Host Hotels & Resorts, Inc.	35,260	620

Kimco Realty Corp.	20,585	402

ProLogis	29,726	492

Public Storage	7,175	849

Simon Property Group, Inc. †	15,376	1,815

Ventas, Inc.	8,465	477

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Real Estate Investment Trusts – 1.4% – continued
Vornado Realty Trust	8,371	$824
		9,274

Retail – 5.7%

Abercrombie & Fitch Co., Class A	4,475	339

AutoNation, Inc. †*	3,237	114

AutoZone, Inc. *	1,379	405

Bed Bath & Beyond, Inc. *	13,366	720

Best Buy Co., Inc. †	17,114	544

Big Lots, Inc. *	3,779	126

CarMax, Inc. †*	11,335	336

Chipotle Mexican Grill, Inc. †*	1,610	465

Costco Wholesale Corp.	22,530	1,858

CVS Caremark Corp.	71,002	2,747

Darden Restaurants, Inc.	6,936	351

Family Dollar Stores, Inc.	6,820	380

GameStop Corp., Class A †*	7,762	217

Gap (The), Inc. †	22,985	446

Home Depot (The), Inc.	84,954	3,082

J.C. Penney Co., Inc. †	12,518	444

Kohl’s Corp.	14,965	797

Limited Brands, Inc.	14,137	565

Lowe’s Cos., Inc.	71,572	1,728

Macy’s, Inc.	22,287	644

McDonald’s Corp.	54,107	4,412

Nordstrom, Inc. †	9,065	425

O’Reilly Automotive, Inc. *	7,471	449

RadioShack Corp. †	5,676	89

Ross Stores, Inc.	6,041	495

Sears Holdings Corp. †*	2,279	162

Staples, Inc.	37,162	625

Starbucks Corp.	38,673	1,423

Target Corp.	36,710	1,818

Tiffany & Co.	6,739	510

TJX Cos., Inc.	20,284	1,075

Urban Outfitters, Inc. †*	6,358	194

Walgreen Co.	47,780	2,085

Wal-Mart Stores, Inc.	101,488	5,604
Yum! Brands, Inc.	24,361	1,348
		37,022

Savings & Loans – 0.1%

Hudson City Bancorp, Inc.	26,554	243
People’s United Financial, Inc.	18,737	250
		493

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Semiconductors – 2.4%

Advanced Micro Devices, Inc. †*	28,617	$248

Altera Corp.	16,231	781

Analog Devices, Inc.	15,420	635

Applied Materials, Inc.	68,516	944

Broadcom Corp., Class A *	24,667	887

Intel Corp.	284,773	6,410

KLA-Tencor Corp.†	8,924	385

Linear Technology Corp. †	12,165	421

LSI Corp. *	31,450	236

MEMC Electronic Materials, Inc. *	11,541	121

Microchip Technology, Inc. †	10,013	396

Micron Technology, Inc. *	45,742	467

National Semiconductor Corp.	12,071	296

Novellus Systems, Inc. †*	4,529	164

NVIDIA Corp. *	30,038	602

Teradyne, Inc. †*	9,482	152

Texas Instruments, Inc.	60,631	2,140
Xilinx, Inc. †	13,790	492
		15,777

Software – 3.7%

Adobe Systems, Inc. *	26,018	901

Autodesk, Inc. *	11,874	510

BMC Software, Inc. *	9,505	531

CA, Inc.	20,342	476

Cerner Corp. †*	3,853	463

Citrix Systems, Inc. *	9,713	851

Compuware Corp. *	10,901	111

Dun & Bradstreet Corp.	2,563	206

Electronic Arts, Inc. †*	18,034	440

Fidelity National Information Services, Inc.	13,831	445

Fiserv, Inc. *	7,479	483

Intuit, Inc. *	14,065	759

Microsoft Corp.	383,972	9,603

Oracle Corp.	201,498	6,895

Red Hat, Inc. *	10,201	445
Salesforce.com, Inc. *	6,096	928
		24,047

Telecommunications – 5.2%

American Tower Corp., Class A *	20,915	1,160

AT&T, Inc.	306,718	9,680

CenturyLink, Inc.	30,602	1,322

Cisco Systems, Inc.	286,807	4,818

Corning, Inc.	81,197	1,636

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Telecommunications – 5.2% – continued

Frontier Communications Corp.†	50,260	$445

Harris Corp. †	6,485	321

JDS Uniphase Corp. †*	11,368	229

Juniper Networks, Inc. *	27,713	1,015

MetroPCS Communications, Inc. *	13,235	237

Motorola Mobility Holdings, Inc. *	15,757	396

Motorola Solutions, Inc. *	17,316	829

Qualcomm, Inc.	85,153	4,989

Sprint Nextel Corp. *	155,619	910

Tellabs, Inc. †	19,466	89

Verizon Communications, Inc.	146,617	5,415
Windstream Corp.	26,719	359
		33,850

Textiles – 0.0%
Cintas Corp.†	7,077	232

Toys, Games & Hobbies – 0.1%

Hasbro, Inc.	7,364	337
Mattel, Inc.	18,029	476
		813

Transportation – 1.9%

C.H. Robinson Worldwide, Inc. †	8,570	688

CSX Corp.	19,046	1,510

Expeditors International of

Washington, Inc.	11,201	592

FedEx Corp.	16,352	1,531

Norfolk Southern Corp.	18,569	1,361

Ryder System, Inc.	2,687	148

Union Pacific Corp.	25,483	2,675
United Parcel Service, Inc., Class B	51,121	3,757
		12,262
Total Common Stocks
(Cost $561,666)		636,367
INVESTMENT COMPANIES – 7.3%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	5,226,089	5,226
Northern Institutional Funds - Liquid Assets Portfolio (3) (5) (6)	41,900,658	41,901
Total Investment Companies
(Cost $47,127)		47,127

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT -TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 11/17/11(7)	$1,850	$1,849
Total Short-Term Investments
(Cost $1,850)		1,849

Total Investments – 106.2%
(Cost $610,643)		685,343
Liabilities less Other Assets – (6.2)%		(40,134)
NET ASSETS – 100.0%		$645,209

(1)	At November 30, 2010, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $618,000. There were no purchases or sales during the six months ended May 31, 2011.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,019,000 with net purchases of approximately $1,207,000 during the six months ended May 31, 2011.
(5)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,400,000 with net purchases of approximately $9,501,000 during the six months ended May 31, 2011.
(6)	Investment relates to cash collateral received from Portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At May 31, 2011, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
E-Mini S&P 500	131	$8,803	Long	6/11	$382

See Notes to the Financial Statements.

EQUITY PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

At May 31, 2011, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.6%
Consumer Staples	10.8
Energy	12.6
Financials	15.2
Health Care	11.7
Industrials	11.1
Information Technology	18.0
Materials	3.6
Telecommunication Services	3.1
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks	$636,367	(1)	$–	$–	$636,367
Investment Companies	47,127		–	–	47,127
Short-Term Investments	–		1,849	–	1,849

Total Investments	$683,494		$1,849	$–	$685,343

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$382		$–	$–	$382

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Equity (formerly known as International Growth), International Equity Index, Small Company Index, Large Cap Growth, Large Cap Equity, and Equity Index Portfolios (each a “Portfolio”, and collectively, the “Portfolios” or “Equity Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Effective April 1, 2011, the International Growth Portfolio was renamed the International Equity Portfolio in order to reflect changes in the Portfolio’s investment strategy as described in the Prospectus. Presented herein are the financial statements for the Equity Portfolios.

Northern Trust Investments, Inc. (“NTI”, formerly known as and conducting business as Northern Trust Investments, N.A.), a subsidiary of the Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Equity Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2011, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Large Cap Growth and Equity Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined taking into account other similar security prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of fair values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities

EQUITY PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Portfolios invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

At May 31, 2011, the Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate fair value of securities pledged to cover margin requirements for open positions was approximately $180,000 and $1,849,000, respectively. The International Equity Index Portfolio had also entered into exchange-traded long futures contracts at May 31, 2011. The aggregate value of cash and foreign currencies pledged to cover margin requirements for open positions was approximately $66,000 and $234,000, respectively. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Portfolios buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Portfolio may enter into option contracts in order to hedge against adverse price movements of securities which a Portfolio intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with net realized and unrealized gains (losses) on written options on the Statements of Operations.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Portfolio could result in a Portfolio selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Portfolios’ financial statements can be found in Note 10.

Transactions in call options written during the six months ended May 31, 2011, for the Large Cap Equity Portfolio, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED (000’S)
Options outstanding at November 30, 2010	—	$ —
Options written	22	1
Options expired and closed	(22)	(1)
Options exercised	—	—
Options outstanding at May 31, 2011	—	$ —

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the New York Stock Exchange at approximately 3:00 P.M. Central time. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The realized gains or losses, if any, on translation of other

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	77	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

assets and liabilities denominated in foreign currencies are included in Net realized gains (losses) on foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty fails to perform. Further information on the impact of these positions to the Portfolios’ financial statements can be found in Note 10.

There were no swaps, caps, collars or floors outstanding for any of the Portfolios as of or during the six months ended May 31, 2011.

Certain Portfolios invest in emerging market securities. Additional risks are involved when a Portfolio invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

H) REDEMPTION FEES The International Equity and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios’ prospectus.

Redemption fees for the six months ended May 31, 2011, were approximately $4,000 and $7,000 for the International Equity Portfolio and International Equity Index Portfolio, respectively. Redemption fees for the fiscal year ended November 30, 2010, were approximately $7,000 and $16,000 for the International Equity Portfolio and International Equity Index Portfolio, respectively. These amounts are included in Payments for Shares Redeemed in Note 9 – Capital Share Transactions. The impact from redemption fees paid to each Portfolio was less than $0.001 per share.

EQUITY PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

I) PORTFOLIO SECURITIES LOANED The Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2011. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees) is disclosed as Net income from securities loaned in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2011, and the securities lending fees earned by Northern Trust for the six months then ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF PORTFOLIO	FEES EARNED BY NORTHERN TRUST
International Equity (1)	$12,663	$12,984	$ —	$3
International Equity Index	10,500	10,839	92	5
Small Company Index	37,932	38,383	52	16
Large Cap Growth	17,025	17,276	—	2
Large Cap Equity	2,412	2,320	131	1
Equity Index	41,814	41,901	483	11

(1)	Formerly known as the International Growth Portfolio

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2011. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2011.

Portfolio	BROKER/DEALER	PERCENT OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Small Company Index	Citigroup Global Markets Inc.	7.2%
	Goldman Sachs & Co.	11.1%
	Morgan Stanley Securities Services, Inc.	9.6%
Large Cap Growth	Morgan Stanley Securities Services, Inc.	6.9%
Large Cap Equity	Morgan Stanley Securities Services, Inc.	9.2%

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
International Equity (1)	Annually
International Equity Index	Annually
Small Company Index	Annually
Large Cap Growth	Annually
Large Cap Equity	Annually
Equity Index	Quarterly

(1)	Formerly known as the International Growth Portfolio

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Portfolios may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in Real Estate Investment Trusts (“REITs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	79	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
International Equity (1)	$430	$(430)	$ —
International Equity Index	178	(178)	—
Small Company Index	(16)	16	—
Large Cap Growth	—	24,044	(24,044)
Equity Index	(40)	40	—

(1)	Formerly known as the International Growth Portfolio

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010 through the fiscal year end November 30, 2010, the following Portfolios incurred net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the next fiscal year:

Amounts in thousands
International Equity Index	$715
Equity Index	23

At November 30, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2011	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018
International Equity (1)	$ —	$8,010	$32,941	$1,123
International Equity Index	—	—	5,438	9,763
Small Company Index	8,461	—	9,058	643
Large Cap Growth	—	6,689	11,801	—
Large Cap Equity	—	3,720	17,703	—
Equity Index	—	—	12,652	2,788

(1)	Formerly known as the International Growth Portfolio

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at November 30, 2010, for U.S. federal income tax purposes:

Amounts in thousands	AMOUNT
Large Cap Growth	$1,898
Large Cap Equity	1,223

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Portfolios. In general the provisions of the Act will be effective for the Portfolios’ fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the tax components of undistributed net investment income and undistributed realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity (1)	$2,870	$ —
International Equity Index	3,815	—
Small Company Index	631	—
Large Cap Growth	150	—
Large Cap Equity	38	—
Equity Index	379	—

(1)	Formerly known as the International Growth Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

EQUITY PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

The taxable character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity (1)	$3,712	$ —
International Equity Index	2,887	—
Small Company Index	650	—
Large Cap Growth	263	—
Large Cap Equity	325	—
Equity Index	8,559	—

(1)	Formerly known as the International Growth Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
International Equity (1)	$4,475	$ —
International Equity Index	2,500	3,819
Small Company Index	928	—
Large Cap Growth	380	—
Large Cap Equity	750	—
Equity Index	8,972	27,159

(1)	Formerly known as the International Growth Portfolio

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolios are subject to the provisions of the Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolios’ financial statements.

As of November 30, 2010, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2011, the investment adviser agreed to waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2011, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
International Equity (1)	0.90%	0.10%	0.80%
International Equity Index	0.25%	—%	0.25%
Small Company Index	0.20%	—%	0.20%
Large Cap Growth	0.85%	0.10%	0.75%
Large Cap Equity	0.75%	0.10%	0.65%
Equity Index	0.10%	—%	0.10%

(1)	Formerly known as the International Growth Portfolio

NTI has contractually agreed to reimburse certain expenses for the International Equity Index, Small Company Index and Equity Index Portfolios. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. NTI has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses for the International Equity, Large Cap Growth and Large Cap Equity Portfolios. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, the investment adviser or a Portfolio may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. These waivers are shown as “Less waivers of investment advisory fees” in the accompanying Statements of Operations.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, of the Portfolios.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	81	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Class-specific transfer agent fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
International Equity (1)	$9	$ —	$ —
International Equity Index	10	—	—
Small Company Index	4	—	—
Large Cap Growth	5	—	—
Large Cap Equity	1	—	—
Equity Index	31	1	1

(1)	Formerly known as the International Growth Portfolio

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.15 percent of the average daily net assets of each of the International Equity and International Equity Index Portfolios, and 0.10 percent of the average daily net assets of each other Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.25 percent of each of the International Equity and International Equity Index Portfolios’ average daily net assets and 0.10 percent of each other Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2012 to reimburse an additional portion of the International Equity Index Portfolio’s other operating expenses so that the Portfolio’s Expenses do not exceed 0.15 percent of its average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such arrangements is shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivable at May 31, 2011 is shown as “Receivable from affiliated administrator” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets and/or the Global Tactical Asset Allocation Portfolios of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	CLASS C	CLASS D
Equity Index	$1	$2

EQUITY PORTFOLIOS	82	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
International Equity (1)	$ —	$30,435	$ —	$50,681
International Equity Index	—	61,137	—	9,823
Small Company Index	—	9,316	—	2,047
Large Cap Growth	—	30,171	—	29,550
Large Cap Equity	—	2,969	—	4,075
Equity Index	—	33,185	—	16,155

(1)	Formerly known as the International Growth Portfolio

At May 31, 2011, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
International Equity (1)	$36,920	$(5,230)	$31,690	$159,667
International Equity Index	27,258	(16,519)	10,739	240,705
Small Company Index	19,319	(7,607)	11,712	106,107
Large Cap Growth	24,911	(271)	24,640	98,848
Large Cap Equity	1,595	(135)	1,460	9,832
Equity Index	105,457	(51,992)	53,465	631,878

(1)	Formerly known as the International Growth Portfolio

7. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolios did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended May 31, 2011 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
International Equity (1)	$500	1.50%
International Equity Index	983	1.51%

(1)	Formerly known as the International Growth Portfolio

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and its affiliates. It is expected that the uninvested cash of the Portfolios will be invested in the Trust’s Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets Portfolio is 0.35 percent of the average daily

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	83	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Expenses reimbursed by administrator as a reduction to Total Expenses in the Statements of Operations. The exemptive order requires the Portfolios’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Equity (1)	477	$4,738	283	$2,718	(2,638)	$(26,408)	(1,878)	$(18,952)
International Equity Index	7,764	68,338	318	2,704	(2,162)	(18,990)	5,920	52,052
Small Company Index	904	16,251	32	565	(522)	(9,388)	414	7,428
Large Cap Growth	292	4,290	12	173	(164)	(2,319)	140	2,144
Large Cap Equity	10	63	8	55	(167)	(1,134)	(149)	(1,016)
Equity Index	5,031	64,146	270	3,495	(3,908)	(50,057)	1,393	17,584

(1)	Formerly known as the International Growth Portfolio

Transactions in Class A shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Equity (1)	4,357	$40,226	391	$3,502	(5,196)	$(45,473)	(448)	$(1,745)
International Equity Index	8,862	71,120	208	1,676	(10,351)	(84,350)	(1,281)	(11,554)
Small Company Index	1,361	20,101	34	477	(1,804)	(26,757)	(409)	(6,179)
Large Cap Growth	6,021	71,179	21	250	(4,291)	(50,874)	1,751	20,555
Large Cap Equity	449	2,705	48	284	(1,091)	(6,523)	(594)	(3,534)
Equity Index	13,647	153,607	493	5,408	(9,312)	(105,879)	4,828	53,136

(1)	Formerly known as the International Growth Portfolio

Transactions in Class C shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Large Cap Growth	1	$9	—	$—	(1)	$(10)	—	$(1)
Equity Index	12	160	—	1	(2)	(32)	10	129
Transactions in Class C shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Small Company Index	—	$—	—	$—	—	$(6)	—	$(6)
Large Cap Growth	1	14	—	—	(1)	(16)	—	(2)
Equity Index	2	17	—	2	(15)	(172)	(13)	(153)

EQUITY PORTFOLIOS	84	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

Transactions in Class D shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
International Equity Index	—	$—	—	$—	(14)	$(113)	(14)	$(113)
Large Cap Growth	—	4	—	—	—	—	—	4
Large Cap Equity	1	4	—	1	(1)	(7)	—	(2)
Equity Index	1	14	—	3	(11)	(142)	(10)	(125)

Transactions in Class D shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
International Equity (1)	3	$22	—	$—	(44)	$(405)	(41)	$(383)
International Equity Index	2	11	—	—	(88)	(682)	(86)	(671)
Small Company Index	—	—	—	—	—	(10)	—	(10)
Large Cap Growth	—	6	—	—	(4)	(52)	(4)	(46)
Large Cap Equity	3	17	—	1	(8)	(42)	(5)	(24)
Equity Index	2	27	—	4	(48)	(525)	(46)	(494)

(1)	Formerly known as the International Growth Portfolio

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Assets and Liabilities as of May 31, 2011:

Amounts in thousands		ASSETS			LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
International Equity Index	Equity contracts	Net unrealized appreciation	$198	*	Net unrealized depreciation	$—*		Citigroup
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	44		Unrealized loss on forward foreign currency exchange contracts	(51)		Citigroup, Goldman Sachs, Morgan Stanley, UBS
Small Company Index	Equity contracts	Net unrealized appreciation	98	*	Net unrealized depreciation	—	*	Citigroup
Equity Index	Equity contracts	Net unrealized appreciation	382	*	Net unrealized depreciation	—	*	Citigroup

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	85	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2011:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Equity (1)	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$2
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(10)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	114
Small Company Index	Equity contracts	Net realized gains (losses) on futures contracts	351
Large Cap Equity	Written options	Net realized gains (losses) on written options	1
Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	1,472

(1)	Formerly known as the International Growth Portfolio

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$216
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(57)
Small Company Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(56)
Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(61)

Volume of derivative activity for the six months ended May 31, 2011*:

	FOREIGN EXCHANGE CONTRACTS**		EQUITY CONTRACTS		WRITTEN OPTION CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE PROCEEDS OF SALES***
International Equity (1)	63	$300	—	$ —	—	$ —
International Equity Index	92	268	131	295	—	—
Small Company Index	—	—	62	261	—	—
Large Cap Equity	—	—	—	—	10	—
Equity Index	—	—	93	778	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for foreign exchange and equity contracts, and number of trades and average cost of purchase/proceeds of sale for option contracts.

**	Foreign exchange contracts are defined as having a settlement period greater than two business days.

***	Amounts in thousands.

(1)	Formerly known as the International Growth Portfolio

11. NEW ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06

EQUITY PORTFOLIOS	86	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010, of which management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolios’ financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	87	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010, through May 31, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, exchange fees, or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 78), if any, in the International Equity and International Equity Index Portfolios. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 83). Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INTERNATIONAL EQUITY (1)

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	1.06%	$1,000.00	$1,168.00	$5.73
Hypothetical	1.06%	$1,000.00	$1,019.65	$5.34	**
CLASS D
Actual	1.45%	$1,000.00	$1,165.70	$7.83
Hypothetical	1.45%	$1,000.00	$1,017.70	$7.29	**

INTERNATIONAL EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.41%	$1,000.00	$1,152.60	$2.20
Hypothetical	0.41%	$1,000.00	$1,022.89	$2.07	**
CLASS D
Actual	0.80%	$1,000.00	$1,149.60	$4.29
Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03	**

SMALL COMPANY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.31%	$1,000.00	$1,172.70	$1.68
Hypothetical	0.31%	$1,000.00	$1,023.39	$1.56	**
CLASS D
Actual	0.70%	$1,000.00	$1,170.60	$3.79
Hypothetical	0.70%	$1,000.00	$1,021.44	$3.53	**

LARGE CAP GROWTH

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.86%	$1,000.00	$1,159.90	$4.63
Hypothetical	0.86%	$1,000.00	$1,020.64	$4.33	**
CLASS C
Actual	1.10%	$1,000.00	$1,157.80	$5.92
Hypothetical	1.10%	$1,000.00	$1,019.45	$5.54	**
CLASS D
Actual	1.25%	$1,000.00	$1,157.50	$6.72
Hypothetical	1.25%	$1,000.00	$1,018.70	$6.29	**

EQUITY PORTFOLIOS	88	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

LARGE CAP EQUITY

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.76%	$1,000.00	$1,151.40	$4.08
Hypothetical	0.76%	$1,000.00	$1,021.14	$3.83	**
CLASS D
Actual	1.15%	$1,000.00	$1,147.40	$6.16
Hypothetical	1.15%	$1,000.00	$1,019.20	$5.79	**

EQUITY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.21%	$1,000.00	$1,148.70	$1.12
Hypothetical	0.21%	$1,000.00	$1,023.88	$1.06	**
CLASS C
Actual	0.45%	$1,000.00	$1,147.20	$2.41
Hypothetical	0.45%	$1,000.00	$1,022.69	$2.27	**
CLASS D
Actual	0.60%	$1,000.00	$1,147.70	$3.21
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**

(1)	Formerly known as the International Growth Portfolio

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	89	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the Investment Adviser).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other comparable institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Portfolios’ risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance

EQUITY PORTFOLIOS	90	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to growing the mutual fund business. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and the investor base the Portfolios are intended to serve. The Trustees took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ performance, as well as how the Investment Adviser’s investment strategies may underperform during certain market environments. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews on certain Portfolios requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues with respect to those Portfolios.

Based on the information received, the Trustees believed that the various Index Portfolios were tracking their respective benchmarks. With respect to the other Portfolios, the Board noted that they were generally competitive with their Lipper peers for the three-year period and they believed that the Investment Adviser had been proactive in addressing underperformance. Overall, the Trustees concluded that the Investment Adviser was devoting appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolios, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolios’ auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number, of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was at or below its respective Lipper objective median, and each of the Portfolios’ advisory fees after waivers were generally competitive with its respective Lipper peer group median. Information was also provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Adviser to private accounts managed by it with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by NTI, as the administrator) and securities lending services, and reviewed information as to whether the Investment

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	91	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2011 (UNAUDITED)

Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees also reviewed the Investment Adviser’s use of the Portfolios’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees determined that the Investment Adviser’s use of so-called “soft dollars” was within applicable statutory requirements and SEC guidance. The Trustees considered the extent to which the Investment Adviser and its other clients, as well as the Portfolios, benefitted from receipt of these research products and services.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

EQUITY PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	93	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY PORTFOLIOS	94	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

EQUITY PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	95	EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

EQUITY PORTFOLIOS	96	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

8	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Global Tactical Asset Allocation Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Global Tactical Asset Allocation Portfolio prospectus, which contains more complete information about Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of the ongoing market volatility, Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds Global Tactical Asset Allocation Portfolio in the future. These statements are based on Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds Global Tactical Asset Allocation Portfolio’s management strategies from those currently expected to be employed.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2011 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
ASSETS:
Investments, at cost (1)	$16,433
Investments, at value (2)	$18,152
Dividend income receivable	4
Receivable for securities sold	83
Receivable from affiliated administrator	12
Prepaid and other assets	11
Total Assets	18,262
LIABILITIES:
Payable for securities purchased	53
Payable for fund shares redeemed	24
Payable to affiliates:
Investment advisory fees	2
Administration fees	2
Custody and accounting fees	5
Shareholder servicing fees	1
Trustee fees	4
Accrued other liabilities	16
Total Liabilities	107
Net Assets	$18,155
ANALYSIS OF NET ASSETS:
Capital stock	$23,319
Accumulated undistributed net investment income	2
Accumulated undistributed net realized loss	(6,885)
Net unrealized appreciation	1,719
Net Assets	$18,155
Net Assets:
Class A	$13,938
Class C	4,181
Class D	36
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	1,320
Class C	396
Class D	4
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$10.55
Class C	10.55
Class D	10.41

(1)	Amount includes cost of $14,889 in affliliated Portfolios.
(2)	Amount includes value of $16,347 in affliliated Portfolios.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME:
Dividend income (1)	$287
Total Investment Income	287
EXPENSES:
Investment advisory fees	22
Administration fees	9
Custody and accounting fees	24
Transfer agent fees	3
Blue sky fees	15
Printing fees	11
Audit fees	2
Legal fees	3
Shareholder servicing fees	3
Trustee fees	4
Insurance fees	3
Other	4
Total Expenses	103
Less waivers of investment advisory fees	(9)
Less expenses reimbursed by administrator	(67)
Net Expenses	27
Net Investment Income	260
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on investments (2)	654
Net change in unrealized appreciation on investments (3)	658
Net Gains	1,312
Net Increase in Net Assets Resulting from Operations	$1,572

(1)	Amount includes dividend income from affiliated Portfolios of $280.
(2)	Amount includes net realized gain from affliliated Portfolios of $519.
(3)	Amount includes net change in unrealized appreciation from affiliated Portfolios of $626.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) OR FISCAL YEAR ENDED NOVEMBER 30, 2010

	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
Amounts in thousands	2011	2010
OPERATIONS:
Net investment income	$260	$508
Net realized gains	654	3,194
Net change in unrealized appreciation (depreciation)	658	(2,484)
Net Increase in Net Assets Resulting from Operations	1,572	1,218
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from Class A share transactions	(591)	(7,698)
Net decrease in net assets resulting from Class C share transactions	(106)	(53)
Net decrease in net assets resulting from Class D share transactions	(4)	(11)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(701)	(7,762)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(201)	(424)
Total Distributions to Class A shareholders	(201)	(424)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(56)	(86)
Total Distributions to Class C shareholders	(56)	(86)
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	–	(1)
Total Distributions to Class D shareholders	–	(1)
Total Increase (Decrease) in Net Assets	614	(7,055)
NET ASSETS:
Beginning of period	17,541	24,596
End of period	$18,155	$17,541
Accumulated Undistributed Net Investment Income (Loss)	$2	$(1)

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	CLASS A
Selected per share data	2011(1)		2010(1)		2009(1)		2008(1)		2007(1)	2006
Net Asset Value, Beginning of Period	$9.80		$9.33		$7.81		$12.56		$12.61	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.23		0.41		0.22		0.30	0.28
Net realized and unrealized gains (losses)	0.75		0.47		1.34		(2.74)		0.42	0.52
Total from Investment Operations	0.90		0.70		1.75		(2.52)		0.72	0.80
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.23)		(0.23)		(0.22)		(0.34)	(0.27)
From net realized gains	–		–		–		(2.01)		(0.43)	(0.55)
Total Distributions Paid	(0.15)		(0.23)		(0.23)		(2.23)		(0.77)	(0.82)
Net Asset Value, End of Period	$10.55		$9.80		$9.33		$7.81		$12.56	$12.61
Total Return (2)	9.27%		7.66%		22.77%		(23.97)%		5.88%	6.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,938		$13,518		$20,708		$17,426		$61,967	$125,172
Ratio to average net assets of: (3)
Expenses, net of waivers, reimbursements and credits	0.25	%(4)	0.25	%(4)	0.24	%(4)	0.37	%(4)(5)	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	1.10	%(4)	1.03	%(4)	0.99	%(4)	0.77	%(4)(5)	0.82%	0.79%
Net investment income, net of waivers, reimbursements and credits	2.99%		2.49%		4.88%		2.25%		2.38%	2.23%
Net investment income, before waivers, reimbursements and credits	2.14%		1.71%		4.13%		1.85%		2.17%	2.05%
Portfolio Turnover Rate	30.71%		87.17%		126.86%		398.83%		147.04%	200.30%

	CLASS C
Selected per share data	2011(1)		2010(1)		2009(1)		2008(1)		2007(1)	2006
Net Asset Value, Beginning of Period	$9.80		$9.32		$7.81		$12.56		$12.61	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.21		0.39		0.19		0.27	0.25
Net realized and unrealized gains (losses)	0.75		0.48		1.33		(2.73)		0.42	0.52
Total from Investment Operations	0.89		0.69		1.72		(2.54)		0.69	0.77
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.21)		(0.21)		(0.20)		(0.31)	(0.24)
From net realized gains	–		–		–		(2.01)		(0.43)	(0.55)
Total Distributions Paid	(0.14)		(0.21)		(0.21)		(2.21)		(0.74)	(0.79)
Net Asset Value, End of Period	$10.55		$9.80		$9.32		$7.81		$12.56	$12.61
Total Return(2)	9.14%		7.52%		22.33%		(24.14)%		5.63%	6.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,181		$3,986		$3,841		$3,287		$5,023	$4,306
Ratio to average net assets of: (3)
Expenses, net of waivers, reimbursements and credits	0.49	%(4)	0.49	%(4)	0.48	%(4)	0.61	%(4)(5)	0.85%	0.85%
Expenses, before waivers, reimbursements and credits	1.34	%(4)	1.27	%(4)	1.23	%(4)	1.01	%(4)(5)	1.06%	1.03%
Net investment income, net of waivers, reimbursements and credits	2.75%		2.25%		4.64%		2.01%		2.14%	1.99%
Net investment income, before waivers, reimbursements and credits	1.90%		1.47%		3.89%		1.61%		1.93%	1.81%
Portfolio Turnover Rate	30.71%		87.17%		126.86%		398.83%		147.04%	200.30%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios reflect only the direct expenses of the Portfolio and not any expenses associated with the underlying funds.
(5)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	CLASS D
Selected per share data	2011(1)		2010(1)		2009(1)		2008(1)		2007(1)	2006
Net Asset Value, Beginning of Period	$9.67		$9.20		$7.71		$12.47		$12.52	$12.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.20		0.38		0.18		0.25	0.23
Net realized and unrealized gains (losses)	0.74		0.46		1.31		(2.75)		0.41	0.53
Total from Investment Operations	0.87		0.66		1.69		(2.57)		0.66	0.76
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.19)		(0.20)		(0.18)		(0.28)	(0.23)
From net realized gains	–		–		–		(2.01)		(0.43)	(0.55)
Total Distributions Paid	(0.13)		(0.19)		(0.20)		(2.19)		(0.71)	(0.78)
Net Asset Value, End of Period	$10.41		$9.67		$9.20		$7.71		$12.47	$12.52
Total Return(2)	9.08%		7.34%		22.20%		(24.58)%		5.47%	6.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$36		$37		$47		$45		$109	$254
Ratio to average net assets of: (3)
Expenses, net of waivers, reimbursements and credits	0.64	%(4)	0.64	%(4)	0.63	%(4)	0.76	%(4)(5)	1.00%	1.00%
Expenses, before waivers, reimbursements and credits	1.49	%(4)	1.42	%(4)	1.38	%(4)	1.16	%(4)(5)	1.21%	1.18%
Net investment income, net of waivers, reimbursements and credits	2.60%		2.10%		4.49%		1.86%		1.99%	1.84%
Net investment income, before waivers, reimbursements and credits	1.75%		1.32%		3.74%		1.46%		1.78%	1.66%
Portfolio Turnover Rate	30.71%		87.17%		126.86%		398.83%		147.04%	200.30%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Expense ratios reflect only the direct expenses of the Portfolio and not any expenses associated with the underlying funds.
(5)	Expense ratios decreased from the prior year due to the Portfolio changing its investment strategy to an asset allocation fund.

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION - INVESTMENT COMPANIES - 100.0%

iPath Dow Jones-UBS Commodity Index Total Return ETN	7,221	$363

iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF	3,250	360

SPDR Gold Trust ETF	7,233	1,082

Northern Funds - Bond Index Fund (1) (2)	238,035	2,542

Northern Funds - Emerging Markets Equity Index Fund (1)(2)	82,980	1,090

Northern Funds - Global Real Estate Index Fund (1)(2)	61,140	545

Northern Funds - High Yield Fixed Income Fund (1)(2)	265,975	1,997

Northern Funds - Mid Cap Index Fund (1) (2)	34,290	454

Northern Institutional Funds - Diversified Assets Portfolio (1)(2)	3,458	3

Northern Institutional Funds - Equity Index Portfolio (1)(2)	340,052	4,540

Northern Institutional Funds - International Equity Index Portfolio (1)(2)	258,273	2,361

Northern Institutional Funds - Short Bond Portfolio (1)(2)	123,852	2,361
Northern Institutional Funds - Small Company Index Portfolio (1)(2)	23,979	454
Total Investment Companies
(Cost $16,433)		18,152
Total Investments - 100.0%
(Cost $16,433)		18,152
Other Assets less Liabilities - 0.0%		3
NET ASSETS - 100.0%		$18,155

(1)	Northern Trust Investments, Inc. is the investment adviser of the Portfolio and the investment adviser to other Northern Institutional Funds and to the Northern Funds.
(2)	Investment in affiliated Portfolio.

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

NF - Northern Funds

NIF - Northern Institutional Funds

Percentages shown are based on Net Assets.

At May 31, 2011, the asset class weightings for the Global Tactical Asset Allocation Portfolio were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE

U.S. Equity - Large	25.0%	NIF Equity Index

U.S. Equity - Mid	2.5	NF Mid Cap Index

U.S. Equity - Small	2.5	NIF Small Company Index

Non U.S. Equity - Developed	13.0	NIF International Equity Index

Non U.S. Equity - Emerging Markets	6.0	NF Emerging Markets Equity Index

Global Real Estate	3.0	NF Global Real Estate Index

U.S. Bonds - High Yield	11.0	NF High Yield Fixed Income

U.S. Bonds - Intermediate	14.0	NF Bond Index

U.S. Bonds - Inflation Protected	2.0	iShares Barclays U.S. Treasury Inflation Protected Securities Bond Fund ETF

U.S. Bonds - Short	13.0	NIF Short Bond

Commodities	2.0	iPath Dow Jones-UBS Commodity Index Total Return ETN
	6.0	SPDR Gold Trust ETF
Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Global Tactical Asset Allocation Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

Investments held by Global Tactical Asset Allocation Portfolio	$18,152(1)	$–	$–	$18,152

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Portfolio (the “Portfolio”) is a separate, diversified investment portfolio of the Trust. The Portfolio seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds to which Northern Trust Investments, Inc. (“NTI”, formerly known as and conducting business as Northern Trust Investments, N.A.), the Portfolio’s investment adviser, or an affiliate acts as investment adviser. The Portfolio also may invest in other unaffiliated mutual funds and exchange-traded funds (“ETFs”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (collectively “Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Portfolio. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2011, Class A, Class C and Class D shares were outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each of the Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. Such prices may be determined taking into account other similar security prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by the Portfolio if an event occurs after the publication of fair values normally used by the Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by the Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2011 (UNAUDITED)

The use of fair valuation involves the risk that the values used by the Portfolio to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

C) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the underlying funds.

D) PORTFOLIO SECURITIES LOANED While the Portfolio does not currently participate in Northern Trust’s securities lending program and does not loan a portion of its investment portfolio to securities lending borrowers (e.g., brokers approved by Northern Trust), it may participate in the program in the future. If it does, Northern Trust would receive collateral for the Portfolio, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the Portfolio in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), the Portfolio may invest cash collateral in Northern Institutional Funds — Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral may be held in custody for the Portfolio. The Portfolio may not exercise effective control over the non-cash collateral received and therefore it would not be recognized on the Portfolio’s Statement of Assets and Liabilities. The value of the collateral would be monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

If the Portfolio participates in the program, it will earn income on portfolio securities loaned, and receive compensation for lending its securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolio from securities lending will be based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolio would pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income (net of fees), if any, would be disclosed as Net income from securities loaned in the Portfolio’s Statement of Operations.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

The Portfolio’s net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. The Portfolio may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. The reclassifications relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in Real Estate Investment Trusts (“REITs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Portfolio. At November 30, 2010, the Portfolio reclassified approximately $4,000 of undistributed net investment income to accumulated net realized gains (losses).

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At November 30, 2010, the capital loss carryforward for U.S. federal income tax purposes and its respective year of expiration was as follows:

Amounts in thousands	NOVEMBER 30, 2017
Global Tactical Asset Allocation	$7,345

The Portfolio may offset future capital gains with this capital loss carryforward. At November 30, 2010, the Portfolio utilized capital loss carryforwards of $2,207 (in thousands) for U.S. federal income tax purposes.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Portfolio. In general the provisions of the Act will be effective for the Portfolio’s fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolio, if any, will be contained within the “Federal Income Taxes” section of the financial statements notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$2	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$511	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$592	$ —

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolio is subject to the provisions of the Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolio’s financial statements.

As of November 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of the Portfolio’s respective average daily net assets). For the six months ended May 31, 2011, the investment adviser agreed to waive a portion of the advisory fees as shown in the accompanying Statement of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2011, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Global Tactical Asset Allocation	0.25%	0.10%	0.15%

NTI has contractually agreed to waive a portion of its advisory fees and reimburse certain expenses of the Portfolio. The contractual waiver and reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, the investment adviser or the Portfolio may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. These waivers are shown as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Global Tactical Asset Allocation	$1	$2	$—

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolio has entered into an

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2011 (UNAUDITED)

expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are reflected in the Portfolio’s Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2012 to reimburse an additional portion of the Portfolio’s Expenses so that the Portfolio’s Expenses do not exceed 0.09 percent of its average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such arrangements is shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2011 is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in Trustee fees on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets and/or the Global Tactical Asset Allocation Portfolios of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	CLASS C	CLASS D
Global Tactical Asset Allocation	$3	$ —

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolio were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$ —	$5,457	$ —	$5,656

At May 31, 2011, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$1,557	$ —	$1,557	$16,595

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

7. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2011.

8. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, the Portfolio may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, the Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. It is expected that the uninvested cash of the Portfolio will be invested in the Trust’s Diversified Assets Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets Portfolio is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse the Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets Portfolio. This reimbursement is included in Expenses reimbursed by administrator as a reduction to Total Expenses in the Statement of Operations. The exemptive order requires the Portfolio’s Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2011 (UNAUDITED)

9. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Class A	54	$549	19	$200	(131)	$(1,340)	(58)	$(591)
Class C	13	137	5	56	(29)	(299)	(11)	(106)
Class D	—	—	—	—	—	(4)	—	(4)

Transactions in capital shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Class A	120	$1,140	45	$422	(1,008)	$(9,260)	(843)	$(7,698)
Class C	38	355	9	86	(52)	(494)	(5)	(53)
Class D	—	—	—	—	(1)	(11)	(1)	(11)

10. AFFILIATED PORTFOLIOS

Transactions in affiliated portfolios for the six months ended May 31, 2011, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET REALIZED GAINS	DIVIDEND INCOME	VALUE, END OF PERIOD
Northern Funds — Bond Index Fund	$2,282	$937	$666	$6	$57	$2,542
Northern Funds — Emerging Markets Equity Index Fund	1,579	356	928	169	25	1,090
Northern Funds — Global Real Estate Index Fund	525	97	143	21	4	545
Northern Funds — High Yield Fixed Income Fund	1,930	411	419	26	70	1,997
Northern Funds — Mid Cap Index Fund	350	181	144	15	3	454
Northern Institutional Funds — Diversified Assets Portfolio	532	4,445	4,974	—	—	3
Northern Institutional Funds — Equity Index Portfolio	3,686	1,334	989	142	43	4,540
Northern Institutional Funds — International Equity Index Portfolio	2,281	688	899	116	47	2,361
Northern Institutional Funds — Short Bond Portfolio	2,282	588	511	4	26	2,361
Northern Institutional Funds — Small Company Index Portfolio	350	230	189	20	5	454
	$15,797	$9,267	$9,862	$519	$280	$16,347

11. NEW ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchase, sales, issuances, and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirements for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010, of which management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolio’s financial statement disclosures.

12. REORGANIZATION

The Board of Trustees of the Northern Institutional Funds (the “Board”) has reviewed and approved a Plan of Reorganization (the “Plan”) that provides for the tax-free reorganization (the “Reorganization”) of the Portfolio, into a newly created series of the Northern Funds, the Northern Global Tactical Asset Allocation Fund (the “New Fund”), expected to be completed on or about August 1, 2011.

Pursuant to the Plan, the Portfolio will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the New Fund’s assumptions of all the liabilities of the Portfolio. The Portfolio will then distribute these shares of the New Fund to the Portfolio’s shareholders in exchange for their shares of the Portfolio, and the Portfolio will be liquidated thereafter. Immediately after the Reorganization, each shareholder who held shares in the Portfolio will hold shares in the New Fund with the same value as that shareholder’s interest in the Portfolio as of the closing date of the Reorganization.

At a Board Meeting held on February 17, 2011, the Board considered the Plan, which provides for the reorganization of the Portfolio with and into the New Fund. The Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust, determined that the Reorganization is in the best interests of the Portfolio, and that the interests of the Portfolio’s shareholders will not be diluted as a result of the Reorganization, and unanimously approved the Plan.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued and has concluded, other than the item noted in Note 12- Reorganization, that there are no recognized or non-recognized subsequent events relevant for the financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FUND EXPENSES	MAY 31, 2011 (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010, through May 31, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 12). Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID * 12/1/10 - 5/31/11
Actual	0.25%	$1,000.00	$1,092.70	$1.30
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26	**
CLASS C
Actual	0.49%	$1,000.00	$1,091.40	$2.55
Hypothetical	0.49%	$1,000.00	$1,022.49	$2.47	**
CLASS D
Actual	0.64%	$1,000.00	$1,090.80	$3.34
Hypothetical	0.64%	$1,000.00	$1,021.74	$3.23	**

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Global Tactical Asset Allocation Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or “the Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and verbal presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) the fee charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, including soft dollars, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio, including reports on soft dollar usage and best execution. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Portfolio’s risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments to address the regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability, and commitment to growing the mutual

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

MAY 31, 2011 (UNAUDITED)

fund business. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees also considered the Portfolio’s unique structure as a “fund of funds.” They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolio’s investment performance relative to its performance benchmark. Information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years, although the Trustees focused primarily on performance since April 2008, which is when the Portfolio changed its investment objective and strategies to become a “fund of funds.” The Trustees also considered the Portfolio’s investment performance in light of the investment benchmark and objective and the investor base the Portfolio is intended to serve. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. Based on the information received, the Trustees considered that the Portfolio was in the first quartile of Lipper peer funds with respect to its performance for the three-year period. Overall, the Trustees concluded that the Investment Adviser had devoted appropriate resources over the years to improving the investment performance of the Portfolio.

Fee Rates, Cost of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Based on the information provided to them from the Investment Adviser, the Trustees, including a majority of the Independent Trustees, determined that the services provided under the Advisory Agreement by the Investment Adviser were in addition to, rather than duplicative of services that, the Investment Adviser provided to the affiliated mutual funds in which the Portfolio invested. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were also compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after fee waivers, and the total expense ratio after waiver of advisory fees and reimbursement of expenses were below its Lipper peer group median and Lipper objective median, respectively. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements made by NTI, as administrator), and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2011 (UNAUDITED)

with the Portfolio. These benefits included fees received by the affiliates from the Portfolio for transfer agency, custodial, administrative and accounting functions, and well as the fees for these and other services received from the affiliated mutual funds in which the Portfolio invested. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with the Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

17	BOND PORTFOLIO

25	CORE BOND PORTFOLIO

33	U.S. TREASURY INDEX PORTFOLIO

36	INTERMEDIATE BOND PORTFOLIO

44	SHORT BOND PORTFOLIO

51	U.S. GOVERNMENT SECURITIES PORTFOLIO

54	NOTES TO THE FINANCIAL STATEMENTS

64	FUND EXPENSES

66	APPROVAL OF ADVISORY AGREEMENT

72	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Funds Distributors, LLC, not affiliated with Northern Trust

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	BOND PORTFOLIO	CORE BOND PORTFOLIO
ASSETS:
Investments, at cost (1)	$285,706	$127,996
Investments, at value (1)(2)	$293,225	$131,096
Interest income receivable	1,691	632
Dividend income receivable	1	–
Receivable for securities sold	3,028	1,637
Receivable for fund shares sold	289	–
Receivable from affiliated administrator	22	15
Prepaid and other assets	3	21
Total Assets	298,259	133,401
LIABILITIES:
Payable upon return of securities loaned	46,248	21,020
Payable for securities purchased	162	525
Payable for when-issued securities	28,575	12,472
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	–	–
Payable to affiliates:
Investment advisory fees	46	21
Administration fees	19	9
Custody and accounting fees	4	3
Transfer agent fees	2	1
Trustee fees	5	4
Accrued other liabilities	9	9
Total Liabilities	75,070	34,064
Net Assets	$223,189	$99,337
ANALYSIS OF NET ASSETS:
Capital stock	$224,220	$96,513
Accumulated undistributed net investment income (loss)	92	37
Accumulated undistributed net realized gain (loss)	(8,642)	(313)
Net unrealized appreciation	7,519	3,100
Net Assets	$223,189	$99,337
Net Assets:
Class A	$222,904	$99,334
Class C	153	2
Class D	132	1
Total Shares Outstanding (no par value, unlimited shares authorized):
Class A	10,430	9,372
Class C	7	–	(3)
Class D	6	–	(3)
Net Asset Value, Redemption and Offering Price Per Share:
Class A	$21.37	$10.60
Class C	21.37	10.62
Class D	21.38	10.68

(1)	Amounts include cost and value from affiliated portfolios of $70,645, $34,149, $49,354, $17,685, $54,582, and $32,627, respectively. See the Schedules of Investments for further detail on investments in affiliated portfolios.
(2)	Amounts include value of securities loaned of $45,639, $20,882, $53,957, $10,846, $42,922, and $21,186, respectively.
(3)	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2011 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$172,993		$66,172		$216,066	$88,344
$177,386		$67,289		$219,232	$88,926
705		327		1,091	143
–		–		–	–
1,664		234		–	2,181
169		–		14	–
8		10		15	8
4		8		5	5
179,936		67,868		220,357	91,263

47,456		10,940		43,214	19,791
2,985		236		–	2,206
–		5,231		6,506	10,361
–		–		16	1
–		22		–	2

16		11		38	12
11		5		15	5
2		2		4	4
1		–		2	1
4		4		4	4
9		9		8	9
50,484		16,460		49,807	32,396
$129,452		$51,408		$170,550	$58,867

$124,029		$50,313		$171,280	$58,491
63		12		(148)	(42)
967		(34)		(3,464)	(147)
4,393		1,117		2,882	565
$129,452		$51,408		$170,550	$58,867

$129,446		$51,403		$170,478	$58,797
2		–		–	–
4		5		72	70

5,809		2,401		8,942	2,903
–	(3)	–		–	–
–	(3)	–	(3)	4	3

$22.28		$21.41		$19.06	$20.25
22.30		–		–	–
22.19		20.81		19.01	20.19

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF OPERATIONS

Amounts in thousands	BOND PORTFOLIO	CORE BOND PORTFOLIO
INVESTMENT INCOME:
Interest income	$4,235	$1,667
Dividend income	5 (1)	3 (1)
Net income from securities loaned(3)	39	17
Total Investment Income	4,279	1,687
EXPENSES:
Investment advisory fees	441	196
Administration fees	110	49
Custody and accounting fees	20	14
Transfer agent fees	11	5
Blue sky fees	17	18
Printing fees	4	4
Professional fees	6	6
Trustee fees	4	4
Other	7	6
Total Expenses	620	302
Less waivers of investment advisory fees	(165)	(73)
Less expenses reimbursed by administrator	(101)	(74)
Net Expenses	354	155
Net Investment Income	3,925	1,532
NET REALIZED AND UNREALIZED GAINS (LOSSES) :
Net realized gains (losses) on:
Investments	(406)	(196)
Futures contracts	(68)	(21)
Net change in unrealized appreciation (depreciation) on:
Investments	2,301	1,022
Futures contracts	–	–
Net Gains (Losses)	1,827	805
Net Increase in Net Assets Resulting from Operations	$5,752	$2,337

(1)	Amounts include dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $5, $3, $1 and $3, respectively.
(2)	Amounts include dividend income from the Government Portfolio of the Northern Institutional Funds of $2 for U.S. Government Securities Portfolio and which rounds to less than $1 for the U.S. Treasury Index Portfolio.
(3)	See Note 2 for additional information.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

U.S. TREASURY INDEX PORTFOLIO	INTERMEDIATE BOND PORTFOLIO	SHORT BOND PORTFOLIO	U.S. GOVERNMENT SECURITIES PORTFOLIO

$1,677	$771	$1,928	$353
– (2)	1 (1)	3 (1)	2 (2)
18	15	27	14
1,695	787	1,958	369

193	106	340	125
64	27	85	31
12	12	15	13
6	3	9	3
17	14	16	16
4	4	4	4
5	6	6	6
4	4	4	4
6	6	6	7
311	182	485	209
(96)	(40)	(128)	(47)
(49)	(60)	(77)	(70)
166	82	280	92
1,529	705	1,678	277

1,005	9	325	(98)
–	(16)	102	–

(2,146)	323	130	277
–	–	(262)	(17)
(1,141)	316	295	162
$388	$1,021	$1,973	$439

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	BOND PORTFOLIO		CORE BOND PORTFOLIO
Amounts in thousands	2011	2010	2011	2010
OPERATIONS:
Net investment income	$3,925	$8,537	$1,532	$3,070
Net realized gains (losses)	(474)	9,768	(217)	4,139
Net change in unrealized appreciation (depreciation)	2,301	(3,965)	1,022	(1,581)
Net Increase in Net Assets Resulting from Operations	5,752	14,340	2,337	5,628
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(2,847)	(66,235)	(724)	2,939
Net increase (decrease) in net assets resulting from Class C share transactions	6	(41)	–	–
Net increase (decrease) in net assets resulting from Class D share transactions	8	19	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,833)	(66,257)	(724)	2,939
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income	(4,000)	(8,765)	(1,560)	(3,144)
From net realized gains	–	–	(1,170)	–
Total Distributions to Class A Shareholders	(4,000)	(8,765)	(2,730)	(3,144)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income	(3)	(5)	–	–
Total Distributions to Class C Shareholders	(3)	(5)	–	–
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income	(2)	(4)	–	–
From net realized gains	–	–	–	–
Total Distributions to Class D Shareholders	(2)	(4)	–	–
Total Increase (Decrease) in Net Assets	(1,086)	(60,691)	(1,117)	5,423
NET ASSETS:
Beginning of period	224,275	284,966	100,454	95,031
End of period	$223,189	$224,275	$99,337	$100,454
Accumulated Undistributed Net Investment Income (Loss)	$92	$172	$37	$65

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2010

U.S. TREASURY INDEX PORTFOLIO		INTERMEDIATE BOND PORTFOLIO		SHORT BOND PORTFOLIO		U.S GOVERNMENT SECURITIES PORTFOLIO
2011	2010	2011	2010	2011	2010	2011	2010

$1,529	$3,478	$705	$1,279	$1,678	$4,202	$277	$909
1,005	2,553	(7)	1,585	427	992	(98)	1,885
(2,146)	117	323	(29)	(132)	145	260	(602)
388	6,148	1,021	2,835	1,973	5,339	439	2,192

(8,620)	6,656	(667)	6,778	(4,889)	(18,954)	(6,376)	(9,501)
–	–	–	–	–	–	–	–
(44)	2	–	–	6	11	–	(26)
(8,664)	6,658	(667)	6,778	(4,883)	(18,943)	(6,376)	(9,527)

(1,543)	(3,506)	(722)	(1,287)	(1,918)	(4,408)	(335)	(1,007)
(2,512)	(2,889)	(1,343)	–	–	–	(1,843)	(1,886)
(4,055)	(6,395)	(2,065)	(1,287)	(1,918)	(4,408)	(2,178)	(2,893)

–	–	–	–	–	–	–	–
–	–	–	–	–	–	–	–

–	(1)	–	–	(1)	(1)	–	(1)
(1)	(1)	–	–	–	–	(2)	(2)
(1)	(2)	–	–	(1)	(1)	(2)	(3)
(12,332)	6,409	(1,711)	8,326	(4,829)	(18,013)	(8,117)	(10,231)

141,784	135,375	53,119	44,793	175,379	193,392	66,984	77,215
$129,452	$141,784	$51,408	$53,119	$170,550	$175,379	$58,867	$66,984
$63	$77	$12	$29	$(148)	$93	$(42)	$16

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS

BOND PORTFOLIO	CLASS A
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$21.19		$20.68	$19.14	$19.66	$19.82	$19.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38		0.76	0.81	0.81	1.02	0.97
Net realized and unrealized gains (losses)	0.18		0.54	1.58	(0.51)	(0.15)	0.28
Total from Investment Operations	0.56		1.30	2.39	0.30	0.87	1.25
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.38)		(0.79)	(0.85)	(0.82)	(1.03)	(1.00)
Total Distributions Paid	(0.38)		(0.79)	(0.85)	(0.82)	(1.03)	(1.00)
Net Asset Value, End of Period	$21.37		$21.19	$20.68	$19.14	$19.66	$19.82
Total Return(3)	2.69%		6.40%	12.79%	1.77%	4.47%	6.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$222,904		$224,006	$284,682	$269,001	$280,428	$255,271
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.32	%(5)	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.56%		0.57%	0.56%	0.55%	0.55%	0.55%
Net investment income, net of waivers, reimbursements and credits	3.56	%(5)	3.66%	4.06%	4.15%	5.22%	4.99%
Net investment income, before waivers, reimbursements and credits	3.32%		3.45%	3.86%	3.96%	5.03%	4.80%
Portfolio Turnover Rate	288.90%		709.09%	630.26%	570.64%	604.49%	680.00%

	CLASS C
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$21.19		$20.68	$19.13	$19.65	$19.81	$19.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36		0.72	0.76	0.77	0.98	0.91
Net realized and unrealized gains (losses)	0.18		0.53	1.60	(0.52)	(0.17)	0.30
Total from Investment Operations	0.54		1.25	2.36	0.25	0.81	1.21
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.36)		(0.74)	(0.81)	(0.77)	(0.97)	(0.96)
Total Distributions Paid	(0.36)		(0.74)	(0.81)	(0.77)	(0.97)	(0.96)
Net Asset Value, End of Period	$21.37		$21.19	$20.68	$19.13	$19.65	$19.81
Total Return(3)	2.57%		6.14%	12.57%	1.58%	4.22%	6.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$153		$146	$184	$208	$338	$201
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.56	%(5)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, before waivers, reimbursements and credits	0.80%		0.81%	0.80%	0.79%	0.79%	0.79%
Net investment income, net of waivers, reimbursements and credits	3.32	%(5)	3.42%	3.82%	3.91%	4.98%	4.75%
Net investment income, before waivers, reimbursements and credits	3.08%		3.21%	3.62%	3.72%	4.79%	4.56%
Portfolio Turnover Rate	288.90%		709.09%	630.26%	570.64%	604.49%	680.00%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $43,000, which represents 0.04 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

BOND PORTFOLIO	CLASS D
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007(1)	2006(1)
Net Asset Value, Beginning of Period	$21.20		$20.69	$19.14	$19.64	$19.79	$19.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.34		0.68	0.73	0.73	0.95	0.90
Net realized and unrealized gains (losses)	0.18		0.53	1.60	(0.49)	(0.17)	0.28
Total from Investment Operations	0.52		1.21	2.33	0.24	0.78	1.18
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.34)		(0.70)	(0.78)	(0.74)	(0.93)	(0.92)
Total Distributions Paid	(0.34)		(0.70)	(0.78)	(0.74)	(0.93)	(0.92)
Net Asset Value, End of Period	$21.38		$21.20	$20.69	$19.14	$19.64	$19.79
Total Return(3)	2.49%		5.99%	12.41%	1.48%	4.07%	6.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132		$123	$100	$87	$106	$136
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.71	%(5)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.95%		0.96%	0.95%	0.94%	0.94%	0.94%
Net investment income, net of waivers, reimbursements and credits	3.17	%(5)	3.27%	3.67%	3.76%	4.83%	4.60%
Net investment income, before waivers, reimbursements and credits	2.93%		3.06%	3.47%	3.57%	4.64%	4.41%
Portfolio Turnover Rate	288.90%		709.09%	630.26%	570.64%	604.49%	680.00%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $43,000, which represents 0.04 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

CORE BOND PORTFOLIO	CLASS A
Selected per share data	2011		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$10.64		$10.36	$9.48	$9.79	$9.93		$9.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.37	0.46	0.41	0.49		0.47
Net realized and unrealized gains (losses)	0.09		0.28	0.88	(0.31)	(0.13)		0.10
Total from Investment Operations	0.25		0.65	1.34	0.10	0.36		0.57
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.37)	(0.46)	(0.41)	(0.50)		(0.47)
From net realized gains	(0.12)		–	–	–	–		–
Total Distributions Paid	(0.29)		(0.37)	(0.46)	(0.41)	(0.50)		(0.47)
Net Asset Value, End of Period	$10.60		$10.64	$10.36	$9.48	$9.79		$9.93
Total Return(1)	2.41%		6.46%	14.47%	1.02%	3.76%		6.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$99,334		$100,451	$95,028	$174,556	$207,592		$196,669
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.32	%(3)	0.36%	0.36%	0.36%	0.36	%(4)	0.36%
Expenses, before waivers, reimbursements and credits	0.62%		0.64%	0.61%	0.57%	0.57%		0.57%
Net investment income, net of waivers, reimbursements and credits	3.12	%(3)	3.43%	4.47%	4.19%	5.07%		4.81%
Net investment income, before waivers, reimbursements and credits	2.82%		3.15%	4.22%	3.98%	4.86%		4.60%
Portfolio Turnover Rate	323.48%		765.28%	575.14%	681.34%	716.62%		817.80%

	CLASS C
Selected per share data	2011		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$10.65		$10.38	$9.48	$9.76	$9.87		$9.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.33	0.43	0.39	0.47		0.45
Net realized and unrealized gains (losses)	0.08		0.29	0.89	(0.30)	(0.14)		0.09
Total from Investment Operations	0.24		0.62	1.32	0.09	0.33		0.54
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)		(0.35)	(0.42)	(0.37)	(0.44)		(0.45)
From net realized gains	(0.12)		–	–	–	–		–
Total Distributions Paid	(0.27)		(0.35)	(0.42)	(0.37)	(0.44)		(0.45)
Net Asset Value, End of Period	$10.62		$10.65	$10.38	$9.48	$9.76		$9.87
Total Return(1)	2.39%		6.10%	14.24%	0.90%	3.48%		5.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2		$2	$2	$1	$1		$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.56	%(3)	0.60%	0.60%	0.60%	0.60	%(4)	0.60%
Expenses, before waivers, reimbursements and credits	0.86%		0.88%	0.85%	0.81%	0.81%		0.81%
Net investment income, net of waivers, reimbursements and credits	2.88	%(3)	3.19%	4.23%	3.95%	4.83%		4.57%
Net investment income, before waivers, reimbursements and credits	2.58%		2.91%	3.98%	3.74%	4.62%		4.36%
Portfolio Turnover Rate	323.48%		765.28%	575.14%	681.34%	716.62%		817.80%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, which represents 0.04 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

CORE BOND PORTFOLIO	CLASS D
Selected per share data	2011		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$10.71		$10.43	$9.54	$9.84	$9.95		$9.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.31	0.41	0.36	0.45		0.45
Net realized and unrealized gains (losses)	0.08		0.29	0.88	(0.30)	(0.13)		0.09
Total from Investment Operations	0.23		0.60	1.29	0.06	0.32		0.54
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.32)	(0.40)	(0.36)	(0.43)		(0.44)
From net realized gains	(0.12)		–	–	–	–		–
Total Distributions Paid	(0.26)		(0.32)	(0.40)	(0.36)	(0.43)		(0.44)
Net Asset Value, End of Period	$10.68		$10.71	$10.43	$9.54	$9.84		$9.95
Total Return(1)	2.26%		5.90%	13.88%	0.57%	3.35%		5.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1		$1	$1	$1	$1		$1
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.71	%(3)	0.75%	0.75%	0.75%	0.75	%(4)	0.75%
Expenses, before waivers, reimbursements and credits	1.01%		1.03%	1.00%	0.96%	0.96%		0.96%
Net investment income, net of waivers, reimbursements and credits	2.73	%(3)	3.04%	4.08%	3.80%	4.68%		4.42%
Net investment income, before waivers, reimbursements and credits	2.43%		2.76%	3.83%	3.59%	4.47%		4.21%
Portfolio Turnover Rate	323.48%		765.28%	575.14%	681.34%	716.62%		817.80%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, which represents 0.04 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $15,000 or 0.01% of average net assets for the fiscal year ended November 30, 2007. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX PORTFOLIO	CLASS A
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$22.84		$22.92	$23.15	$21.79	$21.07	$20.99
INCOME (LOSS ) FROM INVESTMENT OPERATIONS:
Net investment income	0.26		0.59	0.72	0.79	0.88	0.89
Net realized and unrealized gains (losses)	(0.15)		0.44	(0.18)	1.35	0.72	0.08
Total from Investment Operations	0.11		1.03	0.54	2.14	1.60	0.97
LESS DISTRIBUTIONS PAID:
From net investment income	(0.26)		(0.59)	(0.76)	(0.78)	(0.88)	(0.89)
From net realized gains	(0.41)		(0.52)	(0.01)	–	–	–
Total Distributions Paid	(0.67)		(1.11)	(0.77)	(0.78)	(0.88)	(0.89)
Net Asset Value, End of Period	$22.28		$22.84	$22.92	$23.15	$21.79	$21.07
Total Return(2)	0.59%		4.74%	2.39%	10.10%	7.83%	4.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$129,446		$141,733	$135,324	$216,204	$129,448	$47,481
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.26	%(4)	0.26%	0.26%	0.26%	0.26%	0.26%
Expenses, before waivers, reimbursements and credits	0.48%		0.48%	0.47%	0.47%	0.55%	0.57%
Net investment income, net of waivers, reimbursements and credits	2.38	%(4)	2.60%	3.13%	3.57%	4.37%	4.27%
Net investment income, before waivers, reimbursements and credits	2.16%		2.38%	2.92%	3.36%	4.08%	3.96%
Portfolio Turnover Rate	32.89%		47.05%	44.72%	33.07%	36.29%	39.97%

	CLASS C
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$22.86		$22.98	$23.17	$21.80	$21.07	$20.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25		0.53	0.69	0.74	0.87	0.84
Net realized and unrealized gains (losses)	(0.16)		0.41	(0.18)	1.36	0.68	0.09
Total from Investment Operations	0.09		0.94	0.51	2.10	1.55	0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)		(0.54)	(0.69)	(0.73)	(0.82)	(0.84)
From net realized gains	(0.41)		(0.52)	(0.01)	–	–	–
Total Distributions Paid	(0.65)		(1.06)	(0.70)	(0.73)	(0.82)	(0.84)
Net Asset Value, End of Period	$22.30		$22.86	$22.98	$23.17	$21.80	$21.07
Total Return(2)	0.47%		4.29%	2.26%	9.85%	7.61%	4.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2		$1	$2	$3,318	$1,679	$1,191
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.50	%(4)	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before waivers, reimbursements and credits	0.72%		0.72%	0.71%	0.71%	0.79%	0.81%
Net investment income, net of waivers, reimbursements and credits	2.14	%(4)	2.36%	2.89%	3.33%	4.13%	4.03%
Net investment income, before waivers, reimbursements and credits	1.92%		2.14%	2.68%	3.12%	3.84%	3.72%
Portfolio Turnover Rate	32.89%		47.05%	44.72%	33.07%	36.29%	39.97%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.005 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. TREASURY INDEX PORTFOLIO	CLASS D
Selected per share data	2011(1)		2010(1)	2009(1)	2008(1)	2007	2006(1)
Net Asset Value, Beginning of Period	$22.75		$22.84	$23.07	$21.72	$20.99	$20.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.50	0.63	0.77	0.81	0.80
Net realized and unrealized gains (losses)	(0.11)		0.43	(0.18)	1.27	0.70	0.04
Total from Investment Operations	0.07		0.93	0.45	2.04	1.51	0.84
LESS DISTRIBUTIONS PAID:
From net investment income	(0.22)		(0.50)	(0.67)	(0.69)	(0.78)	(0.81)
From net realized gains	(0.41)		(0.52)	(0.01)	–	–	–
Total Distributions Paid	(0.63)		(1.02)	(0.68)	(0.69)	(0.78)	(0.81)
Net Asset Value, End of Period	$22.19		$22.75	$22.84	$23.07	$21.72	$20.99
Total Return(2)	0.40%		4.30%	2.00%	9.62%	7.45%	4.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4		$50	$49	$57	$1,186	$910
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.65	%(4)	0.65%	0.65%	0.65%	0.65%	0.65%
Expenses, before waivers, reimbursements and credits	0.87%		0.87%	0.86%	0.86%	0.94%	0.96%
Net investment income, net of waivers, reimbursements and credits	1.99	%(4)	2.21%	2.74%	3.18%	3.98%	3.88%
Net investment income, before waivers, reimbursements and credits	1.77%		1.99%	2.53%	2.97%	3.69%	3.57%
Portfolio Turnover Rate	32.89%		47.05%	44.72%	33.07%	36.29%	39.97%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.005 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE BOND PORTFOLIO	CLASS A
Selected per share data	2011		2010	2009	2008(1)	2007	2006
Net Asset Value, Beginning of Period	$21.86		$21.18	$19.55	$19.89	$20.07	$20.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29		0.57	0.71	0.74	1.01	0.97
Net realized and unrealized gains (losses)	0.11		0.68	1.65	(0.34)	(0.17)	0.04
Total from Investment Operations	0.40		1.25	2.36	0.40	0.84	1.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.29)		(0.57)	(0.73)	(0.74)	(1.02)	(0.97)
From net realized gains	(0.56)		–	–	–	–	–
Total Distributions Paid	(0.85)		(0.57)	(0.73)	(0.74)	(1.02)	(0.97)
Net Asset Value, End of Period	$21.41		$21.86	$21.18	$19.55	$19.89	$20.07
Total Return(2)	1.93%		6.00%	12.28%	2.17%	4.30%	5.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$51,403		$53,114	$44,789	$25,801	$32,103	$31,123
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.30	%(4)	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.68%		0.72%	0.89%	0.81%	0.78%	0.77%
Net investment income, net of waivers, reimbursements and credits	2.67	%(4)	2.64%	3.45%	3.77%	5.12%	4.85%
Net investment income, before waivers, reimbursements and credits	2.29%		2.28%	2.92%	3.32%	4.70%	4.44%
Portfolio Turnover Rate	343.83%		801.81%	727.05%	558.33%	371.48%	392.92%

	CLASS D
Selected per share data	2011		2010	2009	2008(1)	2007	2006
Net Asset Value, Beginning of Period	$21.28		$20.70	$19.12	$19.88	$20.06	$20.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23		0.47	0.61	0.81	0.95	0.89
Net realized and unrealized gains (losses)	0.11		0.60	1.62	(0.95)	(0.21)	0.04
Total from Investment Operations	0.34		1.07	2.23	(0.14)	0.74	0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.25)		(0.49)	(0.65)	(0.62)	(0.92)	(0.89)
From net realized gains	(0.56)		–	–	–	–	–
Total Distributions Paid	(0.81)		(0.49)	(0.65)	(0.62)	(0.92)	(0.89)
Net Asset Value, End of Period	$20.81		$21.28	$20.70	$19.12	$19.88	$20.06
Total Return(2)	1.70%		5.27%	11.86%	(0.57)%	3.79%	4.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5		$5	$4	$4	$47	$80
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.69	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	1.07%		1.11%	1.28%	1.20%	1.17%	1.16%
Net investment income, net of waivers, reimbursements and credits	2.28	%(4)	2.25%	3.06%	3.38%	4.73%	4.46%
Net investment income, before waivers, reimbursements and credits	1.90%		1.89%	2.53%	2.93%	4.31%	4.05%
Portfolio Turnover Rate	343.83%		801.81%	727.05%	558.33%	371.48%	392.92%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, which represents 0.06 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

SHORT BOND PORTFOLIO	CLASS A
Selected per share data	2011		2010	2009	2008(1)	2007	2006
Net Asset Value, Beginning of Period	$19.05		$18.93	$18.11	$18.35	$18.33	$18.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21		0.49	0.46	0.57	0.87	0.81
Net realized and unrealized gains (losses)	0.01		0.14	0.84	(0.23)	0.03	0.09
Total from Investment Operations	0.22		0.63	1.30	0.34	0.90	0.90
LESS DISTRIBUTIONS PAID:
From net investment income	(0.21)		(0.51)	(0.48)	(0.58)	(0.88)	(0.81)
Total Distributions Paid	(0.21)		(0.51)	(0.48)	(0.58)	(0.88)	(0.81)
Net Asset Value, End of Period	$19.06		$19.05	$18.93	$18.11	$18.35	$18.33
Total Return(2)	1.18%		3.36%	7.24%	1.86%	5.03%	5.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$170,478		$175,313	$193,337	$115,874	$130,477	$174,851
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.33	%(4)	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses, before waivers, reimbursements and credits	0.57%		0.58%	0.59%	0.58%	0.56%	0.57%
Net investment income, net of waivers, reimbursements and credits	1.97	%(4)	2.52%	2.48%	3.13%	4.76%	4.49%
Net investment income, before waivers, reimbursements and credits	1.73%		2.30%	2.25%	2.91%	4.56%	4.28%
Portfolio Turnover Rate	167.68%		432.78%	903.45%	508.41%	168.98%	446.57%

	CLASS D
Selected per share data	2011		2010	2009	2008(1)	2007	2006
Net Asset Value, Beginning of Period	$19.00		$18.88	$18.07	$18.30	$18.27	$18.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.38	0.36	0.52	0.79	0.73
Net realized and unrealized gains (losses)	0.03		0.17	0.85	(0.26)	0.03	0.09
Total from Investment Operations	0.19		0.55	1.21	0.26	0.82	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.43)	(0.40)	(0.49)	(0.79)	(0.74)
Total Distributions Paid	(0.18)		(0.43)	(0.40)	(0.49)	(0.79)	(0.74)
Net Asset Value, End of Period	$19.01		$19.00	$18.88	$18.07	$18.30	$18.27
Total Return(2)	0.99%		2.97%	6.79%	1.47%	4.60%	4.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$72		$66	$55	$44	$327	$292
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.72	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, before waivers, reimbursements and credits	0.96%		0.97%	0.98%	0.97%	0.95%	0.96%
Net investment income, net of waivers, reimbursements and credits	1.58	%(4)	2.13%	2.09%	2.74%	4.37%	4.10%
Net investment income, before waivers, reimbursements and credits	1.34%		1.91%	1.86%	2.52%	4.17%	3.89%
Portfolio Turnover Rate	167.68%		432.78%	903.45%	508.41%	168.98%	446.57%

(1)	Net investment income for the period ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $27,000, which represents 0.03 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SECURITIES PORTFOLIO	CLASS A
Selected per share data	2011		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$20.77		$20.96	$20.34	$19.57	$19.48		$19.33
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.25	0.35	0.60	0.89		0.84
Net realized and unrealized gains	0.07		0.37	0.63	0.77	0.10		0.16
Total from Investment Operations	0.16		0.62	0.98	1.37	0.99		1.00
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.28)	(0.36)	(0.60)	(0.90)		(0.85)
From net realized gains	(0.57)		(0.53)	–	–	–		–
Total Distributions Paid	(0.68)		(0.81)	(0.36)	(0.60)	(0.90)		(0.85)
Net Asset Value, End of Period	$20.25		$20.77	$20.96	$20.34	$19.57		$19.48
Total Return(1)	0.87%		3.02%	4.88%	7.15%	5.25%		5.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$58,797		$66,912	$77,116	$72,092	$67,176		$69,757
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.29	%(3)	0.36%	0.36%	0.36%	0.36	%(4)	0.36	%(4)
Expenses, before waivers, reimbursements and credits	0.67%		0.65%	0.66%	0.65%	0.63%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.89	%(3)	1.23%	1.68%	2.99%	4.61%		4.35%
Net investment income, before waivers, reimbursements and credits	0.51%		0.94%	1.38%	2.70%	4.34%		4.08%
Portfolio Turnover Rate	386.23%		1,227.07%	1,572.96%	1,243.35%	1,322.04%		841.27%

				CLASS D
Selected per share data	2011		2010	2009	2008	2007		2006
Net Asset Value, Beginning of Period	$20.71		$20.90	$20.28	$19.53	$19.41		$19.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.24	0.30	0.56	0.86		0.81
Net realized and unrealized gains	0.07		0.30	0.60	0.72	0.06		0.11
Total from Investment Operations	0.12		0.54	0.90	1.28	0.92		0.92
LESS DISTRIBUTIONS PAID:
From net investment income	(0.07)		(0.20)	(0.28)	(0.53)	(0.80)		(0.77)
From net realized gains	(0.57)		(0.53)	–	–	–		–
Total Distributions Paid	(0.64)		(0.73)	(0.28)	(0.53)	(0.80)		(0.77)
Net Asset Value, End of Period	$20.19		$20.71	$20.90	$20.28	$19.53		$19.41
Total Return(1)	0.63%		2.67%	4.49%	6.65%	4.90%		4.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$70		$72	$99	$111	$143		$233
Ratio to average net assets of:(2)
Expenses, net of waivers, reimbursements and credits	0.68	%(3)	0.75%	0.75%	0.75%	0.75	%(4)	0.75	%(4)
Expenses, before waivers, reimbursements and credits	1.06%		1.04%	1.05%	1.04%	1.02%		1.02%
Net investment income, net of waivers, reimbursements and credits	0.50	%(3)	0.84%	1.29%	2.60%	4.22%		3.96%
Net investment income, before waivers, reimbursements and credits	0.12%		0.55%	0.99%	2.31%	3.95%		3.69%
Portfolio Turnover Rate	386.23%		1,227.07%	1,572.96%	1,243.35%	1,322.04%		841.27%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $22,000, which represents 0.07 percent of average net assets, on an annualized basis, for the period ended May 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $12,000 and $8,000, which represents 0.02% and 0.01% of average net assets for the fiscal years ended November 30, 2007 and November 30, 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.0%

Commercial Mortgage Services – 4.0%

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	$2,045	$2,087

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	1,750	1,898

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	1,355	1,494

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	1,775	1,795

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	325	340

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	573	573
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	645	647
		8,834
Total Asset-Backed Securities
(Cost $8,644)		8,834

CORPORATE BONDS – 30.7%

Aerospace/Defense – 0.8%

BE Aerospace, Inc., 8.50%, 7/1/18	730	808

L-3 Communications Corp., 4.95%, 2/15/21	350	364
Meccanica Holdings USA, 6.25%, 1/15/40 (1)(2)†	605	576
		1,748

Agriculture – 1.3%

Altria Group, Inc., 10.20%, 2/6/39	535	794

Bunge Ltd. Finance Corp., 4.10%, 3/15/16	350	364

8.50%, 6/15/19	395	485
Lorillard Tobacco Co., 8.13%, 6/23/19	1,035	1,240
		2,883

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.7% – continued

Auto Manufacturers – 0.4%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	$930	$986

Auto Parts & Equipment – 0.3%
BorgWarner, Inc., 4.63%, 9/15/20	560	578

Banks – 2.5%

Bank of America Corp., 6.00%, 9/1/17	775	853

Capital One Capital V, 10.25%, 8/15/39	735	782

Citigroup, Inc., 6.13%, 5/15/18	575	642

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	450	451

5.63%, 1/15/17	840	902

6.25%, 2/1/41	775	783
Morgan Stanley, 3.45%, 11/2/15 †	1,130	1,132
		5,545

Biotechnology – 1.0%

Genzyme Corp., 3.63%, 6/15/15	840	891

5.00%, 6/15/20	145	158

Gilead Sciences, Inc., 4.50%, 4/1/21	550	561
Life Technologies Corp., 5.00%, 1/15/21	525	542
		2,152

Chemicals – 1.5%

CF Industries, Inc., 6.88%, 5/1/18	1,200	1,378

Dow Chemical (The) Co., 2.50%, 2/15/16	235	233

Lyondell Chemical Co., 8.00%, 11/1/17 (2)†	700	788
Mosaic (The) Co., 7.63%, 12/1/16 (2)	945	1,015
		3,414

Coal – 0.4%

Alpha Natural Resources, Inc., 6.25%, 6/1/21 (3)	270	275

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.7% – continued

Coal – 0.4% – continued
Arch Coal, Inc., 8.75%, 8/1/16	$635	$706
		981

Diversified Financial Services – 3.6%

Countrywide Financial Corp., 6.25%, 5/15/16	740	806

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	725	825

FMR LLC, 6.45%, 11/15/39 (1)(2)	1,070	1,111

Ford Motor Credit Co. LLC, 5.75%, 2/1/21	925	932

General Electric Capital Corp., 2.95%, 5/9/16 †	200	201

5.30%, 2/11/21 †	535	562

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16 †	1,385	1,423

International Lease Finance Corp., 6.25%, 5/15/19	915	918

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	1,095	1,128
Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	193	193
		8,099

Electric – 1.1%

CMS Energy Corp., 2.75%, 5/15/14	370	373

Exelon Generation Co. LLC, 6.20%, 10/1/17	680	773

Ipalco Enterprises, Inc., 5.00%, 5/1/18 (2)	775	781
NV Energy, Inc., 6.25%, 11/15/20	575	600
		2,527

Electronics – 0.6%

Agilent Technologies, Inc., 6.50%, 11/1/17	980	1,146
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	260	275
		1,421

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.7% – continued

Engineering & Construction – 0.3%
Tutor Perini Corp., 7.63%, 11/1/18 (1)(2)†	$730	$725

Food – 0.5%
SUPERVALU, Inc., 8.00%, 5/1/16 †	1,015	1,057

Household Products/Wares – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, 10/15/16 (2)	680	728

Insurance – 2.2%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	565	602

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	310	331

2.50%, 9/29/15 (1)(2)	1,195	1,195

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	1,055	1,158
Protective Life Corp., 8.45%, 10/15/39	1,395	1,640
		4,926

Iron/Steel – 0.5%
Steel Dynamics, Inc., 7.75%, 4/15/16	1,005	1,067

Lodging – 0.5%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	905	1,018

Machinery – Diversified – 0.5%
Case New Holland, Inc., 7.75%, 9/1/13 †	1,050	1,142

Media – 1.6%

Comcast Corp., 6.40%, 5/15/38	1,150	1,243

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	900	959

6.38%, 3/1/41	600	642
Time Warner, Inc., 6.10%, 7/15/40	650	669
		3,513

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.7% – continued

Metal Fabrication/Hardware – 0.6%
Commercial Metals Co., 7.35%, 8/15/18	$1,300	$1,438

Office/Business Equipment – 0.5%
Xerox Corp., 4.25%, 2/15/15	950	1,017

Oil & Gas – 3.0%

Anadarko Petroleum Corp., 5.95%, 9/15/16	525	593

6.38%, 9/15/17	1,000	1,149

Chesapeake Energy Corp., 6.13%, 2/15/21 †	1,025	1,043

Newfield Exploration Co., 7.13%, 5/15/18	475	509

6.88%, 2/1/20	355	376

Pioneer Natural Resources Co., 6.88%, 5/1/18	845	926

QEP Resources, Inc., 6.88%, 3/1/21	1,165	1,253
Range Resources Corp., 5.75%, 6/1/21 †	815	812
		6,661

Packaging & Containers – 0.8%

Ball Corp., 7.13%, 9/1/16	485	531
Temple-Inland, Inc., 6.63%, 1/15/18	1,220	1,362
		1,893

Pharmaceuticals – 0.2%
Express Scripts, Inc., 3.13%, 5/15/16	525	531

Pipelines – 1.2%

Enterprise Products Operating LLC, 6.45%, 9/1/40	920	1,006

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1)(2)†	950	994
Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	555	609
		2,609

Real Estate Investment Trusts – 0.6%

HCP, Inc., 5.63%, 5/1/17 †	700	766

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.7% – continued

Real Estate Investment Trusts – 0.6% – continued
Ventas Realty L.P./Ventas Capital Corp., 4.75%, 6/1/21 †	$550	$548
		1,314

Retail – 0.3%
CVS Caremark Corp., 5.75%, 5/15/41	600	595

Savings & Loans – 0.3%
Santander Holdings USA, Inc., 4.63%, 4/19/16 †	750	772

Telecommunications – 3.3%

American Tower Corp., 4.50%, 1/15/18	555	558

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	985	1,082

Frontier Communications Corp., 8.25%, 4/15/17	1,675	1,838

Qwest Communications International, Inc., 8.00%, 10/1/15	275	301

7.13%, 4/1/18	1,025	1,111

Qwest Corp., 7.63%, 6/15/15	1,225	1,407
Windstream Corp., 8.13%, 8/1/13 †	880	966
		7,263
Total Corporate Bonds
(Cost $65,522)		68,603

FOREIGN ISSUER BONDS – 9.7%

Banks – 1.9%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	475	478

Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14 (1)(2)†	425	431

HSBC Holdings PLC, 5.10%, 4/5/21 †	525	546

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)†	700	697

Nordea Bank AB, 4.88%, 5/13/21 (2)	925	923

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.7% – continued

Banks – 1.9% – continued
Westpac Banking Corp., 3.00%, 12/9/15	$1,100	$1,114
		4,189

Beverages – 0.3%
SABMiller PLC, 6.50%, 7/1/16 (1)(2)	600	700

Diversified Financial Services – 0.8%

Macquarie Bank Ltd., 6.63%, 4/7/21 (2)	700	715

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	580	659
6.25%, 1/14/21 (1)(2)†	350	362
		1,736

Electric – 0.3%
PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)	685	707

Insurance – 1.3%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	845	970

5.50%, 11/15/20 †	340	348
XL Group PLC, 6.50%, 4/15/17 †	1,735	1,637
		2,955

Iron/Steel – 0.1%
ArcelorMittal, 5.50%, 3/1/21 †	260	262

Leisure Time – 0.6%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	1,200	1,291

Mining – 0.2%
Vale Overseas Ltd., 4.63%, 9/15/20 †	570	567

Miscellaneous Manufacturing – 1.0%

Tyco Electronics Group S.A., 6.00%, 10/1/12	1,555	1,656
Tyco International Finance S.A., 4.13%, 10/15/14	495	529
		2,185

Oil & Gas – 1.5%

Nexen, Inc., 6.40%, 5/15/37	545	564

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.7% – continued

Oil & Gas – 1.5% – continued

Petrobras International Finance Co., 5.38%, 1/27/21	$1,150	$1,180

Petroleos Mexicanos, 5.50%, 1/21/21	1,020	1,060
Shell International Finance B.V., 3.10%, 6/28/15	485	509
		3,313

Oil & Gas Services – 0.5%
Weatherford International Ltd., 5.13%, 9/15/20	1,020	1,051

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15 †	1,055	1,090

Telecommunications – 0.4%
Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (1)(2)†	810	802

Transportation – 0.3%
Kansas City Southern de Mexico S.A.de C.V., 6.63%, 12/15/20 (2)	730	763
Total Foreign Issuer Bonds
(Cost $21,049)		21,611

U.S. GOVERNMENT AGENCIES – 35.0% (4)

Fannie Mae – 25.1%

Pool #255452, 5.50%, 10/1/19	887	966

Pool #257314, 5.00%, 8/1/23	427	458

Pool #545437, 7.00%, 2/1/32	6	7

Pool #585617, 7.00%, 5/1/31 (5)	–	–

Pool #735893, 5.00%, 10/1/35	1,588	1,699

Pool #829125, 5.50%, 10/1/35	1,903	2,074

Pool #831810, 6.00%, 9/1/36	2,191	2,426

Pool #871232, 6.00%, 4/1/36	1,090	1,203

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (4) – continued

Fannie Mae – 25.1% – continued

Pool #888538, 5.50%, 1/1/37	$779	$848

Pool #890001, 5.00%, 2/1/38	3,212	3,435

Pool #890009, 5.50%, 9/1/36	2,244	2,445

Pool #893082, 5.49%, 9/1/36	745	786

Pool #946869, 6.00%, 9/1/37	392	432

Pool #955782, 6.50%, 10/1/37	935	1,058

Pool #988916, 5.00%, 8/1/23	594	641

Pool #991529, 6.00%, 11/1/38	1,955	2,160

Pool #995976, 6.00%, 4/1/38	705	777

Pool #AB1470, 4.50%, 9/1/40	1,606	1,670

Pool #AB2693, 4.50%, 4/1/41 (3)	2,804	2,920

Pool #AC6767, 4.50%, 1/1/40	274	286

Pool #AC9581, 5.50%, 1/1/40	3,949	4,309

Pool #AD0915, 5.50%, 12/1/38	468	510

Pool #AD6929, 5.00%, 6/1/40	1,611	1,727

Pool #AE6415, 4.00%, 10/1/40	1,629	1,646

Pool #AH1166, 4.50%, 12/1/40	3,751	3,901

Pool #AH4680, 4.00%, 3/1/26	550	574

Pool TBA, 5.00%, 3/15/13 (3)	981	1,044

6.00%, 6/1/37 (3)	3,650	4,014

4.00%, 6/15/39 (3)	3,300	3,323

4.50%, 6/15/39 (3)	3,814	3,962

5.50%, 6/15/39 (3)	2,150	2,331
6.50%, 12/31/49 (3)	2,200	2,484
		56,116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (4) – continued

Freddie Mac – 3.1%

Pool #1B3575, 6.02%, 9/1/37	$710	$769

Pool #1G2296, 6.18%, 11/1/37	1,459	1,583

Pool #1J0365, 5.67%, 4/1/37	434	460

Pool #1J2840, 5.87%, 9/1/37	720	765

Pool #848076, 5.48%, 6/1/38	880	947
Pool TBA, 5.00%, 6/15/39 (3)	2,200	2,339
		6,863

Freddie Mac Gold – 4.1%

Pool #A62213, 6.00%, 6/1/37	1,520	1,688

Pool #A65182, 6.50%, 9/1/37	594	669

Pool #C00910, 7.50%, 1/1/30	354	412

Pool #C02790, 6.50%, 4/1/37	960	1,084

Pool #C02838, 5.50%, 5/1/37	1,521	1,657

Pool #C03517, 4.50%, 9/1/40	2,067	2,147
Pool #G01954, 5.00%, 11/1/35	1,464	1,564
		9,221

Government National Mortgage Association – 1.9%

Pool TBA, 4.50%, 6/15/39 (3)	3,100	3,277
Series 2008, Class 8A, 3.61%, 11/16/27	847	862
		4,139

Government National Mortgage Association I – 0.4%

Pool #486873, 6.50%, 1/15/29 (5)	–	–
Pool #627123, 5.50%, 3/15/34	746	827
		827

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 35.0% (4) – continued

Government National Mortgage Association II – 0.4%
Pool #82581, 4.00%, 7/20/40	$957	$1,010
Total U.S. Government Agencies
(Cost $75,031)		78,176

U.S. GOVERNMENT OBLIGATIONS – 19.5%

U.S. Treasury Bonds – 4.0%
4.75%, 2/15/41 †	8,047	8,785

U.S. Treasury Notes – 15.5%

0.50%, 5/31/13	7,765	7,770

1.00%, 5/15/14 †	8,050	8,103

1.75%, 5/31/16	6,075	6,093

2.38%, 5/31/18	30	30
3.13%, 5/15/21 †	12,585	12,666
		34,662
Total U.S. Government Obligations
(Cost $43,155)		43,447

MUNICIPAL BONDS – 0.6%

Ohio – 0.6%
American Municipal Power-Ohio, Inc., Series B, Taxable Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	1,060	1,309
Total Municipal Bonds
(Cost $1,060)		1,309

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 31.6%

Northern Institutional Funds – Diversified Assets Portfolio (6)(7)	24,397,318	$24,397
Northern Institutional Funds – Liquid Assets Portfolio (7)(8)(9)	46,247,984	46,248
Total Investment Companies
(Cost $70,645)		70,645

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT – TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.18%, 6/16/11	$600	$600
Total Short-Term Investments
(Cost $600)		600

Total Investments – 131.4%
(Cost $285,706)		293,225
Liabilities less Other Assets – (31.4)%		(70,036)
NET ASSETS – 100.0%		$223,189

(1)	Restricted security that has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $14,447,000 or 6.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14	1/5/11	$425
CC Holdings GS V LLC/ Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	1,053
ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	719
FMR LLC, 6.45%, 11/15/39	1/6/10	1,016
Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	904
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11	979
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	515
Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	696
Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	633
Macquarie Group Ltd., 6.25%, 1/14/21	1/6/11	346
Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09	604
Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	331
Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	1,194

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	$926
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	193
Pricoa Global Funding l, 5.45%, 6/11/14	6/4/09	1,053
SABMiller PLC, 6.50%, 7/1/16	10/28/10	718
Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	810
Tutor Perini Corp., 7.63%, 11/1/18	1/7/11	737

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,853,000 with net sales of approximately $5,456,000 during the six months ended May 31, 2011.
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from Portfolio securities loaned.
(9)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Portfolio was approximately $25,253,000 with net purchases of approximately $20,995,000 during the six months ended May 31, 2011.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2011, the quality distribution for the Bond Portfolio was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	58.8%
AA	2.4
A	6.7
BAA	20.1
BA	11.2
B	0.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s,Standard & Poor’s, and Fitch ratings, expressed in Moody‘s nomenclature. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Asset-Backed Securities	$ –	$8,834	$–	$8,834
Corporate Bonds	–	68,603(1)	–	68,603
Foreign Issuer Bonds	–	21,611(1)	–	21,611
U.S. Government Agencies	–	78,176(1)	–	78,176
U.S. Government Obligations	–	43,447	–	43,447
Municipal Bonds	–	1,309	–	1,309
Investment Companies	70,645	–	–	70,645
Short-Term Investments	–	600	–	600

Total Investments	$70,645	$222,580	$–	$293,225

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/10 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000s)	BALANCE AS OF 5/31/11 (000s)

Corporate Bonds
Diversified Financial Services	$709	$(36)	$38	$(711)	$–	$–
Total	$709	$(36)	$38	$(711)	$–	$–

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 4.3%

Commercial Mortgage Services – 4.3%

Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	$455	$490

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	652	666

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	350	380

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	550	585

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	500	551

Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3, 5.71%, 9/11/38	250	260

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	769	778

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	150	157

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	127	127
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	260	261
		4,255
Total Asset-Backed Securities
(Cost $4,189)		4,255

CORPORATE BONDS – 27.4%

Aerospace/Defense – 0.8%

L-3 Communications Corp., 4.95%, 2/15/21	575	598
Meccanica Holdings USA, 6.25%, 1/15/40 (1) (2) †	255	243
		841

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.4% – continued

Agriculture – 2.1%

Altria Group, Inc., 10.20%, 2/6/39 †	$240	$356

Archer-Daniels-Midland Co., 5.77%, 3/1/41	250	270

Bunge Ltd. Finance Corp., 4.10%, 3/15/16 †	165	171

8.50%, 6/15/19	235	289

Lorillard Tobacco Co., 8.13%, 6/23/19	470	563
Philip Morris International, Inc., 2.50%, 5/16/16 †	450	453
		2,102

Auto Manufacturers – 0.3%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2) †	295	313

Auto Parts & Equipment – 0.8%

BorgWarner, Inc., 4.63%, 9/15/20	240	248

Johnson Controls, Inc., 1.75%, 3/1/14	290	293
5.00%, 3/30/20	280	302
		843

Banks – 4.3%

Bank of America Corp., 6.50%, 8/1/16 †	215	243

6.00%, 9/1/17	360	396

Capital One Capital V, 10.25%, 8/15/39	400	425

Citigroup, Inc., 6.13%, 5/15/18	250	279

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	100	100

5.63%, 1/15/17	470	505

6.25%, 2/1/41	350	354

JPMorgan Chase & Co., 3.45%, 3/1/16	550	562

Morgan Stanley, 3.45%, 11/2/15 †	515	516

US Bancorp, 4.13%, 5/24/21	250	251
Wells Fargo & Co., 4.60%, 4/1/21	625	640
		4,271

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.4% – continued

Beverages – 0.3%
PepsiCo, Inc., 2.50%, 5/10/16	$260	$262

Biotechnology – 1.0%

Genzyme Corp., 3.63%, 6/15/15	370	393

5.00%, 6/15/20	65	71

Gilead Sciences, Inc., 4.50%, 4/1/21	240	244
Life Technologies Corp., 5.00%, 1/15/21	250	258
		966

Chemicals – 0.6%

Dow Chemical (The) Co., 2.50%, 2/15/16	100	99
Mosaic (The) Co., 7.63%, 12/1/16 (2)	480	515
		614

Diversified Financial Services – 2.5%

BlackRock, Inc., 4.25%, 5/24/21	250	249

Countrywide Financial Corp., 6.25%, 5/15/16	255	278

ERAC USA Finance LLC, 7.00%, 10/15/37 (1)(2)	455	518

FMR LLC, 6.45%, 11/15/39 (1)(2)†	570	592

General Electric Capital Corp., 2.95%, 5/9/16 †	125	125

5.30%, 2/11/21 †	235	247

JPMorgan Chase Capital XXVII, 7.00%, 11/1/39	385	397
Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	42	42
		2,448

Electric – 0.8%

Exelon Generation Co. LLC, 6.20%, 10/1/17	275	313
Progress Energy, Inc., 4.40%, 1/15/21 †	505	519
		832

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.4% – continued

Electronics – 0.6%

Agilent Technologies, Inc., 6.50%, 11/1/17	$445	$520
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	85	90
		610

Insurance – 2.5%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	175	186

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	105	112

2.50%, 9/29/15 (1)(2)	550	550

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	360	395

Protective Life Corp., 8.45%, 10/15/39	555	653
Prudential Financial, Inc., 3.00%, 5/12/16	625	625
		2,521

Lodging – 0.5%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	410	461

Media – 1.6%

Comcast Corp., 6.40%, 5/15/38	575	621

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	400	426

6.38%, 3/1/41	250	268
Time Warner, Inc., 6.10%, 7/15/40	275	283
		1,598

Metal Fabrication/Hardware – 0.4%
Commercial Metals Co., 7.35%, 8/15/18	365	404

Office/Business Equipment – 0.5%
Xerox Corp., 4.25%, 2/15/15	455	487

Oil & Gas – 0.8%

Anadarko Petroleum Corp., 5.95%, 9/15/16	220	248
6.38%, 9/15/17	460	529
		777

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.4% – continued

Packaging & Containers – 0.5%
Temple-Inland, Inc., 6.63%, 1/15/18	$401	$448

Pharmaceuticals – 0.2%
Express Scripts, Inc., 3.13%, 5/15/16 †	245	248

Pipelines – 2.0%

Enterprise Products Operating LLC, 3.20%, 2/1/16	700	714

6.45%, 9/1/40	390	427

Plains All American Pipeline L.P./PAA Finance Corp., 5.63%, 12/15/13	515	565
5.00%, 2/1/21	245	255
		1,961

Real Estate Investment Trusts – 0.6%

HCP, Inc., 5.63%, 5/1/17	340	372
Ventas Realty L.P./Ventas Capital Corp., 4.75%, 6/1/21 †	250	249
		621

Retail – 0.3%
CVS Caremark Corp., 5.75%, 5/15/41	270	268

Savings & Loans – 0.4%
Santander Holdings USA, Inc., 4.63%, 4/19/16	340	350

Telecommunications – 1.9%

American Tower Corp., 4.50%, 1/15/18	250	252

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	310	341

Juniper Networks, Inc., 4.60%, 3/15/21 †	240	248

Qwest Corp., 7.63%, 6/15/15	435	499
Verizon Communications, Inc., 3.00%, 4/1/16 †	500	511
		1,851

Transportation – 1.1%

Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	450	438

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 27.4% – continued

Transportation – 1.1% – continued

CSX Corp., 4.25%, 6/1/21	$360	$361
Norfolk Southern Corp., 6.00%, 5/23/11	290	294
		1,093
Total Corporate Bonds
(Cost $26,089)		27,190

FOREIGN ISSUER BONDS – 8.6%

Banks – 1.9%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	245	246

Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14 (1)(2)†	200	203

HSBC Holdings PLC, 5.10%, 4/5/21†	240	250

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2)†	315	314

Nordea Bank AB, 4.88%, 5/13/21 (2)	415	414
Westpac Banking Corp., 3.00%, 12/9/15	475	481
		1,908

Beverages – 0.2%
SABMiller PLC, 6.50%, 7/1/16 (1)(2)	185	216

Diversified Financial Services – 0.8%

Macquarie Bank Ltd., 6.63%, 4/7/21 (2)	310	317

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	265	301
6.25%, 1/14/21 (1)(2)†	155	160
		778

Electric – 0.3%
PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)	310	320

Insurance – 1.1%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	255	292

5.50%, 11/15/20 †	240	246

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.6% – continued

Insurance – 1.1% – continued
XL Group PLC, 6.50%, 4/15/17 †	$625	$590
		1,128

Iron/Steel – 0.2%
ArcelorMittal, 5.50%, 3/1/21 †	170	171

Mining – 0.3%
Vale Overseas Ltd., 4.63%, 9/15/20 †	245	244

Miscellaneous Manufacturing – 0.9%

Tyco Electronics Group S.A., 6.00%, 10/1/12	660	703
Tyco International Finance S.A., 4.13%, 10/15/14 †	175	187
		890

Oil & Gas – 1.4%

Nexen, Inc., 6.40%, 5/15/37	235	243

Petrobras International Finance Co., 5.38%, 1/27/21	505	518

Petroleos Mexicanos, 5.50%, 1/21/21	430	447
Shell International Finance B.V., 3.10%, 6/28/15	205	215
		1,423

Oil & Gas Services – 0.5%
Weatherford International Ltd., 5.13%, 9/15/20 †	445	459

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15 †	470	485

Telecommunications – 0.5%

Telefonica Emisiones SAU, 5.46%, 2/16/21	175	182
Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (1)(2)†	345	341
		523
Total Foreign Issuer Bonds
(Cost $8,358)		8,545

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.6%

Ohio – 0.6%
American Municipal Power, Inc., Series B, Taxable Build America Bonds, Combined Hydroelectric Projects, 7.83%, 2/15/41	$480	$593
Total Municipal Bonds
(Cost $480)		593

U.S. GOVERNMENT AGENCIES – 34.8% (3)

Fannie Mae – 23.5%

Pool #255452, 5.50%, 10/1/19	521	567

Pool #535714, 7.50%, 1/1/31	31	36

Pool #555599, 7.00%, 4/1/33	68	79

Pool #656035, 7.50%, 9/1/32	29	34

Pool #712130, 7.00%, 6/1/33	32	37

Pool #735893, 5.00%, 10/1/35	349	374

Pool #797773, 5.00%, 3/1/20	79	86

Pool #829125, 5.50%, 10/1/35	899	980

Pool #831810, 6.00%, 9/1/36	1,278	1,415

Pool #845182, 5.50%, 11/1/35	908	989

Pool #871232, 6.00%, 4/1/36	888	980

Pool #890001, 5.00%, 2/1/38	813	869

Pool #890009, 5.50%, 9/1/36	524	571

Pool #893082, 5.49%, 9/1/36	336	355

Pool #995976, 6.00%, 4/1/38	317	350

Pool #AB1470, 4.50%, 9/1/40	1,408	1,464

Pool #AB2693, 4.50%, 4/1/41 (4)	1,122	1,169

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.8% (3) – continued

Fannie Mae – 23.5% – continued

Pool #AC9581, 5.50%, 1/1/40	$453	$494

Pool #AD0915, 5.50%, 12/1/38	1,080	1,179

Pool #AD6929, 5.00%, 6/1/40	682	731

Pool #AE6415, 4.00%, 10/1/40	741	748

Pool #AH1166, 4.50%, 12/1/40	1,454	1,512

Pool #AH4680, 4.00%, 3/1/26	235	245

Pool TBA, 5.00%, 3/15/13 (4)	1,605	1,708

6.00%, 6/1/37 (4)	1,725	1,897

4.00%, 6/15/39 (4)	1,480	1,490

4.50%, 6/15/39 (4)	1,523	1,582
5.50%, 6/15/39 (4)	1,250	1,355
		23,296

Freddie Mac – 2.5%

Pool #1B3575, 6.02%, 9/1/37	306	332

Pool #1G2296, 6.18%, 11/1/37	752	816

Pool #1J0365, 5.71%, 4/1/37	229	242

Pool #1J2840, 5.86%, 9/1/37	360	382
Pool TBA, 5.00%, 6/15/39 (4)	715	760
		2,532

Freddie Mac Gold – 6.2%

Pool #A62213, 6.00%, 6/1/37	1,013	1,125

Pool #A65182, 6.50%, 9/1/37	1,355	1,528

Pool #C02790, 6.50%, 4/1/37	755	852

Pool #C02838, 5.50%, 5/1/37	741	808

Pool #C03517, 4.50%, 9/1/40	919	954

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.8% (3) – continued

Freddie Mac Gold – 6.2% – continued
Pool #G01954, 5.00%, 11/1/35	$836	$894
		6,161

Government National Mortgage Association – 1.8%

Pool TBA, 4.50%, 6/15/39 (4)	1,400	1,480
Series 2008, Class 8A, 3.61%, 11/16/27	302	308
		1,788

Government National Mortgage Association I – 0.4%

Pool #604183, 5.50%, 4/15/33	30	33

Pool #627123, 5.50%, 3/15/34	275	304
Pool #633627, 5.50%, 9/15/34	35	39
		376

Government National Mortgage Association II – 0.4%
Pool #82581, 4.00%, 7/20/40	410	433
Total U.S. Government Agencies
(Cost $33,104)		34,586

U.S. GOVERNMENT OBLIGATIONS – 21.4%

U.S. Treasury Bonds – 3.6%
4.75%, 2/15/41 †	3,330	3,635

U.S. Treasury Notes – 17.8%

0.50%, 5/31/13	1,720	1,721

1.00%, 5/15/14 †	7,160	7,207

1.75%, 5/31/16	3,755	3,766

2.38%, 5/31/18	1,525	1,525
3.13%, 5/15/21 †	3,402	3,424
		17,643
Total U.S. Government Obligations
(Cost $21,127)		21,278

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 34.4%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	13,128,816	$13,129
Northern Institutional Funds – Liquid Assets Portfolio (5)(7)(8)	21,020,425	21,020
Total Investment Companies
(Cost $34,149)		34,149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%
U.S. Treasury Bill, 0.18%, 6/16/11	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 132.0%
(Cost $127,996)		131,096
Liabilities less Other Assets – (32.0)%		(31,759)
NET ASSETS – 100.0%		$99,337

(1)	Restricted security that has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $5,288,000 or 5.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia & New Zealand
Banking Group Ltd., 2.13%, 1/10/14	1/5/11	$200
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	331
ERAC USA Finance LLC, 7.00%, 10/15/37	10/10/07	451
FMR LLC, 6.45%, 11/15/39	1/6/10-4/30/10	554
Hyatt Hotels Corp., 6.88%, 8/15/19	8/10/09	409
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	153
Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	313
Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	289
Macquarie Group Ltd., 6.25%, 1/14/21	1/6/11	153
Meccanica Holdings USA, 6.25%, 1/15/40	10/20/09	255

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	$112
Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	550
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	294
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03	42
Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	359
SABMiller PLC, 6.50%, 7/1/16	10/28/10	221
Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	345

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $16,293,000 with net sales of approximately $3,164,000 during the six months ended May 31, 2011.
(7)	Investment relates to cash collateral received from Portfolio securities loaned. (8) At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $12,471,000 with net purchases of approximately $8,549,000 during the six months ended May 31, 2011.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

At May 31, 2011, the quality distribution for the Core Bond Portfolio was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	62.3%
AA	2.5
A	10.4
BAA	24.2
BA	0.6

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings, expressed in Moody’s nomenclature. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$4,255		$–	$4,255
Corporate Bonds	–	27,190	(1)	–	27,190
Foreign Issuer Bonds	–	8,545	(1)	–	8,545
Municipal Bonds	–	593		–	593
U.S. Government Agencies	–	34,586	(1)	–	34,586
U.S. Government Obligations	–	21,278	(1)	–	21,278
Investment Companies	34,149	–		–	34,149
Short-Term Investments	–	500		–	500

Total Investments	$34,149	$96,947		$–	$131,096

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 11/30/10 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000s)	BALANCE AS OF 5/31/11 (000s)
Corporate Bonds
Diversified Financial Services	$312	$(16)	$17	$(313)	$—	$—
Total	$312	$(16)	$17	$(313)	$—	$—

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9%

U.S. Treasury Bonds – 16.8%

8.75%, 5/15/17	$300	$415

8.88%, 8/15/17	100	140

9.00%, 11/15/18	750	1,091

8.13%, 8/15/19	400	564

8.75%, 8/15/20	500	740

7.88%, 2/15/21 †	400	567

8.13%, 5/15/21 †	400	578

8.00%, 11/15/21 †	500	721

7.63%, 11/15/22	400	568

6.25%, 8/15/23 †	700	901

6.88%, 8/15/25 †	500	684

6.00%, 2/15/26 †	300	380

6.50%, 11/15/26 †	400	532

6.13%, 11/15/27	350	452

5.25%, 11/15/28 †	650	766

5.25%, 2/15/29 †	100	118

6.25%, 5/15/30 †	600	791

5.38%, 2/15/31 †	550	659

4.50%, 2/15/36 †	375	397

4.75%, 2/15/37 †	250	274

5.00%, 5/15/37	500	570

4.38%, 2/15/38 †	250	258

4.50%, 5/15/38 †	350	369

3.50%, 2/15/39 †	300	265

4.25%, 5/15/39 †	500	504

4.50%, 8/15/39 †	800	840

4.38%, 11/15/39 †	1,200	1,234

4.63%, 2/15/40 †	1,150	1,231

4.38%, 5/15/40 †	1,250	1,283

3.88%, 8/15/40 †	1,100	1,035

4.25%, 11/15/40 †	1,250	1,256

4.75%, 2/15/41 †	1,000	1,092

4.38%, 5/15/41	500	513
		21,788

U.S. Treasury Notes – 82.1%

0.63%, 6/30/12	1,300	1,305

4.88%, 6/30/12 †	1,000	1,050

0.63%, 7/31/12	1,700	1,708

4.63%, 7/31/12	800	841

1.75%, 8/15/12 †	1,000	1,018

0.38%, 8/31/12 †	1,000	1,001

4.13%, 8/31/12	1,000	1,048

0.38%, 9/30/12 †	2,000	2,003

4.25%, 9/30/12	1,200	1,264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9% – continued

U.S. Treasury Notes – 82.1% – continued

3.88%, 10/31/12	$1,300	$1,366

1.38%, 11/15/12	1,200	1,219

4.00%, 11/15/12	450	474

0.50%, 11/30/12	1,000	1,003

1.13%, 12/15/12	1,000	1,012

0.63%, 12/31/12	1,000	1,004

1.38%, 1/15/13 †	900	915

0.63%, 1/31/13 †	1,200	1,205

2.88%, 1/31/13	300	313

1.38%, 2/15/13 †	1,100	1,119

0.63%, 2/28/13 †	1,150	1,155

2.75%, 2/28/13	900	938

0.75%, 3/31/13 †	400	402

2.50%, 3/31/13	900	935

1.75%, 4/15/13 †	1,300	1,332

0.63%, 4/30/13 †	1,500	1,505

3.63%, 5/15/13	400	425

1.13%, 6/15/13	600	608

1.00%, 7/15/13 †	900	909

0.75%, 8/15/13	1,400	1,407

4.25%, 8/15/13 †	1,500	1,623

0.75%, 9/15/13 †	550	552

3.13%, 9/30/13 †	1,500	1,590

2.75%, 10/31/13 †	300	316

0.50%, 11/15/13 †	400	399

4.25%, 11/15/13 †	900	980

2.00%, 11/30/13	1,600	1,654

0.75%, 12/15/13 †	1,500	1,505

1.00%, 1/15/14 †	350	353

1.75%, 1/31/14 †	1,000	1,029

1.25%, 2/15/14 †	1,000	1,015

1.25%, 4/15/14 †	400	406

1.00%, 5/15/14	1,500	1,510

4.75%, 5/15/14	1,000	1,117

2.25%, 5/31/14 †	550	574

2.63%, 6/30/14 †	1,650	1,741

4.25%, 8/15/14 †	700	775

2.38%, 10/31/14	1,000	1,047

4.25%, 11/15/14	500	556

2.25%, 1/31/15 †	1,000	1,042

4.00%, 2/15/15 †	800	885

2.38%, 2/28/15 †	1,900	1,988

2.50%, 3/31/15 †	2,000	2,102

2.13%, 5/31/15	1,750	1,811

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9% – continued

U.S. Treasury Notes – 82.1% – continued

1.75%, 7/31/15 †	$900	$916

4.25%, 8/15/15	1,000	1,121

1.25%, 8/31/15 †	650	647

1.25%, 9/30/15 †	1,950	1,939

4.50%, 11/15/15 †	1,000	1,133

1.38%, 11/30/15 †	1,300	1,295

2.13%, 12/31/15 †	1,500	1,542

2.00%, 1/31/16 †	1,650	1,685

4.50%, 2/15/16 †	1,000	1,135

2.13%, 2/29/16 †	1,200	1,230

2.25%, 3/31/16 †	1,750	1,803

2.38%, 3/31/16	1,100	1,139

1.75%, 5/31/16	300	301

3.25%, 6/30/16	500	538

4.88%, 8/15/16	1,000	1,157

3.00%, 8/31/16	500	531

3.00%, 9/30/16 †	1,400	1,486

3.13%, 10/31/16 †	1,000	1,067

2.75%, 11/30/16 †	800	837

3.13%, 1/31/17	1,600	1,703

4.63%, 2/15/17 †	500	573

3.00%, 2/28/17 †	500	529

3.25%, 3/31/17 †	800	856

2.75%, 5/31/17	450	468

2.50%, 6/30/17	700	717

2.38%, 7/31/17	650	660

1.88%, 9/30/17 †	1,200	1,178

4.25%, 11/15/17	800	901

2.75%, 12/31/17	700	722

2.63%, 1/31/18 †	500	511

3.50%, 2/15/18 †	900	970

2.88%, 3/31/18	500	518

2.63%, 4/30/18 †	400	407

3.88%, 5/15/18 †	1,000	1,101

4.00%, 8/15/18 †	1,000	1,108

2.75%, 2/15/19 †	2,500	2,537

3.13%, 5/15/19 †	1,200	1,245

3.63%, 8/15/19	1,700	1,822

3.38%, 11/15/19 †	650	682

3.63%, 2/15/20 †	1,900	2,024

3.50%, 5/15/20 †	1,300	1,367

2.63%, 8/15/20 †	2,100	2,047

2.63%, 11/15/20 †	1,050	1,018

3.63%, 2/15/21 †	1,350	1,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 98.9% – continued

U.S. Treasury Notes – 82.1% – continued

3.13%, 5/15/21	$600	$604
		106,244
Total U.S. Government Obligations
(Cost $123,639)		128,032

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 38.1%

Northern Institutional Funds - Government Portfolio (1)(2)	1,898,279	$1,898

Northern Institutional Funds - Liquid Assets Portfolio (1)(3)(4)	47,456,094	47,456
Total Investment Companies
(Cost $49,354)		49,354
Total Investments - 137.0%
(Cost $172,993)		177,386

Liabilities less Other Assets - (37.0)%		(47,934)
NET ASSETS – 100.0%		$129,452

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2010, the value of the Portfolio’s investment in the Government Assets Portfolio of the Northern Institutional Funds was approximately $957,000 with net purchases of approximately $941,000 during the six months ended May 31, 2011.
(3)	Investment relates to cash collateral received from Portfolio securities loaned. (4) At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $32,904,000 with net purchases of approximately $14,552,000 during the six months ended May 31, 2011.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2011, the quality distribution for the U.S. Treasury Index Portfolio was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	100.0%
Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings, expressed in Moody’s nomenclature. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000s)	(000s)	(000s)	(000s)
U.S. Government Obligations	$–	$128,032(1)	$–	$128,032

Investment Companies	49,354	–	–	49,354
Total Investments	$49,354	$128,032	$–	$177,386

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 6.3%

Commercial Mortgage Services – 6.3%

Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	$250	$269

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	340	340

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	391	399

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	175	190

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	500	532

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	350	386

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	218	218

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	276	279

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	200	209

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	153	153
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	260	261
		3,236
Total Asset-Backed Securities
(Cost $3,213)		3,236

CORPORATE BONDS – 34.2%

Aerospace/Defense – 1.1%

BAE Systems Holdings, Inc., 4.95%, 6/1/14 (1)(2)	120	129

BE Aerospace, Inc., 8.50%, 7/1/18	170	188

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Aerospace/Defense – 1.1% – continued
L-3 Communications Corp., 4.95%, 2/15/21	$250	$260
		577

Agriculture – 1.6%

Altria Group, Inc., 4.75%, 5/5/21	210	213

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	45	55

Lorillard Tobacco Co., 8.13%, 6/23/19	260	311
Philip Morris International, Inc., 2.50%, 5/16/16 †	235	237
		816

Auto Manufacturers – 0.3%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15 (1)(2)	160	170

Auto Parts & Equipment – 0.5%

BorgWarner, Inc., 4.63%, 9/15/20	135	140
Johnson Controls, Inc., 1.75%, 3/1/14	130	131
		271

Banks – 4.2%

Bank of America Corp., 3.70%, 9/1/15	255	261

6.00%, 9/1/17	195	215

Citigroup, Inc., 6.13%, 5/15/18	115	128

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	200	201

5.63%, 1/15/17	255	274

JPMorgan Chase & Co., 5.75%, 1/2/13 †	205	219

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	440	495

Morgan Stanley, 3.45%, 11/2/15	200	200
US Bancorp, 2.45%, 7/27/15 †	175	177
		2,170

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Biotechnology – 1.1%

Genzyme Corp., 3.63%, 6/15/15	$205	$218

5.00%, 6/15/20	35	38

Gilead Sciences, Inc., 4.50%, 4/1/21	145	148
Life Technologies Corp., 5.00%, 1/15/21	135	139
		543

Chemicals – 1.3%

CF Industries, Inc., 6.88%, 5/1/18	275	316

Lyondell Chemical Co., 8.00%, 11/1/17 (2) †	175	197
Mosaic (The) Co., 7.63%, 12/1/16 (2)	125	134
		647

Coal – 0.5%

Alpha Natural Resources, Inc., 6.25%, 6/1/21 (3)	65	66
Arch Coal, Inc., 8.75%, 8/1/16	165	184
		250

Computers – 0.2%
International Business Machines Corp., 1.25%, 5/12/14 †	100	100

Diversified Financial Services – 3.5%

Capital One Bank USA N.A., 8.80%, 7/15/19 †	235	302

Countrywide Financial Corp., 6.25%, 5/15/16	155	169

Franklin Resources, Inc., 3.13%, 5/20/15	250	261

General Electric Capital Corp., 2.95%, 5/9/16 †	100	100

5.30%, 2/11/21 †	85	89

HSBC Finance Corp., 5.25%, 1/15/14 †	170	185

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 7.75%, 1/15/16	240	246

International Lease Finance Corp., 6.25%, 5/15/19	215	216

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Diversified Financial Services – 3.5% – continued

Power Receivable Finance LLC, 6.29%, 1/1/12 (1)(2)	$11	$11
TD Ameritrade Holding Corp., 4.15%, 12/1/14	225	241
		1,820

Electric – 1.4%

CMS Energy Corp., 2.75%, 5/15/14	95	96

Exelon Generation Co. LLC, 6.20%, 10/1/17	175	199

Florida Power Corp., 5.65%, 6/15/18 †	60	69

Ipalco Enterprises, Inc., 5.00%, 5/1/18 (2)	200	201
N.V. Energy, Inc., 6.25%, 11/15/20	145	151
		716

Electronics – 0.5%
Agilent Technologies, Inc., 6.50%, 11/1/17	230	269

Engineering & Construction – 0.4%
Tutor Perini Corp., 7.63%, 11/1/18 (1)(2) †	180	179

Food – 0.4%
SUPERVALU, Inc., 8.00%, 5/1/16 †	175	182

Gas – 0.6%
Consolidated Natural Gas Co., 5.00%, 3/1/14	275	301

Healthcare – Products – 0.3%
Zimmer Holdings, Inc., 4.63%, 11/30/19 †	150	161

Household Products/Wares – 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, 10/15/16 (2) †	140	150

Insurance – 1.4%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	100	106

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	30	32

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Insurance – 1.4% – continued

2.50%, 9/29/15 (1)(2)	$205	$205

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	175	192
Protective Life Corp., 7.38%, 10/15/19	145	167
		702

Iron/Steel – 0.4%
Steel Dynamics, Inc., 7.75%, 4/15/16	210	223

Lodging – 0.3%
Hyatt Hotels Corp., 6.88%, 8/15/19 (1)(2)	120	135

Machinery – Diversified – 0.5%
Case New Holland, Inc., 7.75%, 9/1/13	250	272

Media – 0.7%

Comcast Corp., 5.70%, 7/1/19 †	120	134
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.20%, 3/15/20 †	225	240
		374

Metal Fabrication/Hardware – 0.5%
Commercial Metals Co., 7.35%, 8/15/18	250	277

Mining – 0.2%
Newmont Mining Corp., 5.13%, 10/1/19 †	75	82

Miscellaneous Manufacturing – 0.3%
General Electric Co., 5.25%, 12/6/17	150	169

Office/Business Equipment – 0.3%
Xerox Corp., 4.25%, 2/15/15	130	139

Oil & Gas – 3.2%

Anadarko Petroleum Corp., 7.63%, 3/15/14	190	219

6.38%, 9/15/17	250	287

Chesapeake Energy Corp., 6.13%, 2/15/21 †	225	229

ConocoPhillips, 4.40%, 5/15/13	50	54

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Oil & Gas – 3.2% continued

Newfield Exploration Co., 7.13%, 5/15/18	$100	$107

6.88%, 2/1/20	85	90

Pioneer Natural Resources Co., 6.88%, 5/1/18 †	150	164

QEP Resources, Inc., 6.88%, 3/1/21	265	285
Range Resources Corp., 5.75%, 6/1/21	225	224
		1,659

Packaging & Containers – 0.7%

Ball Corp., 7.13%, 9/1/16	85	93
Temple-Inland, Inc., 6.63%, 1/15/18	245	274
		367

Pharmaceuticals – 1.6%

Abbott Laboratories, 5.60%, 11/30/17 †	140	163

Express Scripts, Inc., 3.13%, 5/15/16	150	152

Merck & Co., Inc., 6.00%, 9/15/17	95	113

5.00%, 6/30/19	145	161

Pfizer, Inc., 5.35%, 3/15/15	210	238
		827

Pipelines – 1.1%

Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	115	131

Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (1) (2) †	250	262
Plains All American Pipeline, L.P./PAA Finance Corp., 5.63%, 12/15/13	165	181
		574

Real Estate Investment Trusts – 0.6%

HCP, Inc., 5.63%, 5/1/17	180	197
Ventas Realty L.P./Ventas Capital Corp., 4.75%, 6/1/21 †	100	99
		296

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.2% – continued

Savings & Loans – 0.3%
Santander Holdings USA, Inc., 4.63%, 4/19/16	$130	$134

Telecommunications – 3.4%

American Tower Corp., 4.50%, 1/15/18	135	136

CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 (1)(2)	170	187

Frontier Communications Corp., 8.25%, 4/15/17 †	350	384

Qwest Communications International, Inc., 8.00%, 10/1/15	75	82

7.13%, 4/1/18	275	298

Qwest Corp., 7.63%, 6/15/15	255	293

Verizon Communications, Inc., 3.00%, 4/1/16	210	215
Windstream Corp., 8.13%, 8/1/13 †	150	164
		1,759

Transportation – 0.5%

Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	135	131
Ryder System, Inc., 3.15%, 3/2/15	130	134
		265
Total Corporate Bonds
(Cost $16,775)		17,576

FOREIGN ISSUER BONDS – 11.1%

Banks – 4.4%

Abbey National Treasury Services PLC, 4.00%, 4/27/16	135	136

Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14 (1)(2) †	100	101

Bank of Nova Scotia, 1.45%, 7/26/13 (1)(2) †	500	506

Canadian Imperial Bank of Commerce, 1.45%, 9/13/13	375	377

HSBC Holdings PLC, 5.10%, 4/5/21 †	140	146

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	265	265

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Banks – 4.4% – continued

Lloyds TSB Bank PLC, 6.50%, 9/14/20 (1)(2) †	$225	$224

Nordea Bank AB, 4.88%, 5/13/21 (2)	235	235
Westpac Banking Corp., 3.00%, 12/9/15	275	279

		2,269

Beverages – 0.2%
SABMiller PLC, 6.50%, 7/1/16 (1)(2)	100	117

Diversified Financial Services – 0.8%

Macquarie Bank Ltd., 6.63%, 4/7/21 (2)	160	163

Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	140	159
6.25%, 1/14/21 (1)(2) †	85	88
		410

Electric – 0.3%
PPL WEM Holdings PLC, 3.90%, 5/1/16 (2)	175	181

Food – 0.3%
Delhaize Group S.A., 5.88%, 2/1/14	140	154

Insurance – 0.8%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	100	115

5.50%, 11/15/20 †	110	112
XL Group PLC, 6.50%, 4/15/17 †	215	203
		430

Iron/Steel – 0.1%
ArcelorMittal, 5.50%, 3/1/21 †	60	60

Leisure Time – 0.5%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	225	242

Mining – 0.3%
Vale Overseas Ltd., 4.63%, 9/15/20 †	135	134

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.1% – continued

Miscellaneous Manufacturing – 0.5%

Tyco Electronics Group S.A., 6.00%, 10/1/12	$120	$128
Tyco International Finance S.A., 4.13%, 10/15/14 †	115	123
		251

Oil & Gas – 1.1%

Devon Financing Corp. ULC, 6.88%, 9/30/11	90	92

Petrobras International Finance Co. - Pifco, 5.38%, 1/27/21	270	277
Petroleos Mexicanos, 5.50%, 1/21/21	215	224
		593

Oil & Gas Services – 0.5%
Weatherford International Ltd., 5.13%, 9/15/20 †	240	247

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15 †	235	243

Telecommunications – 0.4%
Telefonica Moviles Chile S.A., 2.88%, 11/9/15 (1)(2) †	210	208

Transportation – 0.4%
Kansas City Southern de Mexico S.A. de C.V., 6.63%, 12/15/20 (2)	175	183
Total Foreign Issuer Bonds
(Cost $5,595)		5,722
U.S. GOVERNMENT AGENCIES – 13.8% (4)

Fannie Mae – 12.8%

Pool #256883, 6.00%, 9/1/37	239	263

Pool #585617, 7.00%, 5/1/31 (5)	–	–

Pool #745148, 5.00%, 1/1/36	1,045	1,118

Pool #AD7061, 5.50%, 6/1/40 (3)	79	86

Pool TBA, 5.00%, 3/15/13 (3)	1,444	1,537

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 13.8% (4) – continued

Fannie Mae – 12.8% – continued

4.00%, 6/15/39 (3)	$200	$201
5.50%, 6/15/39 (3)	3,125	3,388
		6,593

Government National Mortgage Association II – 1.0%
Pool #82581, 4.00%, 7/20/40	456	481
Total U.S. Government Agencies
(Cost $6,990)		7,074

U.S. GOVERNMENT OBLIGATIONS – 30.8%

U.S. Treasury Notes – 30.8%

0.50%, 5/31/13	4,420	4,423

1.00%, 5/15/14 †	1,320	1,328

1.75%, 5/31/16	5,025	5,040

2.38%, 5/31/18	1,005	1,005
3.13%, 5/15/21 †	4,024	4,050
		15,846
Total U.S. Government Obligations
(Cost $15,764)		15,846

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 34.4%

Northern Institutional Funds - Diversified Assets Portfolio (6)(7)	6,745,268	$6,745
Northern Institutional Funds - Liquid Assets Portfolio (6)(8)(9)	10,940,420	10,940
Total Investment Companies
(Cost $17,685)		17,685

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.18%, 6/16/11	$150	$150
Total Short-Term Investments
(Cost $150)		150

Total Investments – 130.9%
(Cost $66,172)		67,289
Liabilities less Other Assets – (30.9)%		(15,881)
NET ASSETS – 100.0%		$51,408

(1)	Restricted security that has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $3,276,000 or 6.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14	1/5/11	$100
BAE Systems Holdings, Inc., 4.95%, 6/1/14	6/1/09	120
Bank of Nova Scotia, 1.45%, 7/26/13	7/15/10	499
CC Holdings GS V LLC/ Crown Castle GS III Corp., 7.75%, 5/1/17	1/4/10	182
Hyatt Hotels Corp., 6.88%, 8/15/19	8/14/09	120
ING Bank N.V., 2.00%, 10/18/13	10/13/10	265
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18	4/14/11	258
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09-1/5/10	95
Lloyds TSB Bank PLC, 6.50%, 9/14/20	9/7/10	224
Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10-12/15/10	153
Macquarie Group Ltd., 6.25%, 1/14/21	1/6/11	84
Metropolitan Life Global Funding I, 5.13%, 4/10/13	11/23/09	32
Metropolitan Life Global Funding I, 2.50%, 9/29/15	9/22/10	205
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	159

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Power Receivable Finance LLC, 6.29%, 1/1/12	9/30/03-8/24/07	$11
Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	175
SABMiller PLC, 6.50%, 7/1/16	10/28/10	120
Telefonica Moviles Chile S.A., 2.88%, 11/9/15	11/3/10	210
Tutor Perini Corp., 7.63%, 11/1/18	1/7/11	182

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	When-Issued Security.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	Principal amount is less than $500.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,468,000 with net purchases of approximately $1,277,000 during the six months ended May 31, 2011.
(8)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $14,945,000 with net sales of approximately $4,005,000 during the six months ended May 31, 2011.
(9)	Investment relates to cash collateral received from Portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

At May 31, 2011, the quality distribution for the Intermediate Bond Portfolio was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	53.9%
AA	10.4
A	4.7
BAA	19.9
BA	10.4
B	0.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings, expressed in Moody’s nomenclature. If ratings from all three ratings agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$3,236	$–	$3,236
Corporate Bonds	–	17,576(1)	–	17,576
Foreign Issuer Bonds	–	5,722(1)	–	5,722
U.S. Government Agencies	–	7,074(1)	–	7,074
U.S. Government Obligations	–	15,846	–	15,846
Investment Companies	17,685	–	–	17,685
Short-Term Investments	–	150	–	150

Total Investments	$17,685	$49,604	$–	$67,289

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 11/30/10 (000s)	NET REALIZED GAIN(LOSS) (000s)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	NET PURCHASES (SALES) (000s)	NET TRANSFERS IN AND/OR (OUT) OF LEVEL 3 (000s)	BALANCE AS OF 05/31/2011 (000s)

Corporate Bonds
Diversified Financial Services	$178	$(9)	$10	$(179)	$–	$–
Total	$178	$(9)	$10	$(179)	$–	$–

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET - BACKED SECURITIES – 8.7%

Commercial Mortgage Services - 7.9%

Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A4, 4.94%, 11/10/41	$790	$851

Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A4, 4.78%, 7/10/43	1,108	1,134

Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 7/10/46	1,513	1,515

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A2, 5.32%, 9/10/47	1,347	1,374

Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47	1,000	1,085

Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 6/11/41	160	172

Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4, 5.19%, 5/11/39	1,100	1,172

Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4, 4.72%, 2/11/41	500	531

Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40	950	1,047

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2, 4.74%, 9/11/42	968	969

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2, 4.63%, 3/15/46	888	898

LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4, 4.17%, 5/15/32	722	754

LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2, 5.08%, 2/15/31	876	876

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2, 5.26%, 9/15/39	888	890

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET - BACKED SECURITIES – 8.7% continued

Commercial Mortgage Services - 7.9% continued
Morgan Stanley Capital I, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	$235	$242
		13,510

Utilities - 0.8%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 2/15/16	1,288	1,310
Total Asset-Backed Securities
(Cost $14,705)		14,820

CORPORATE BONDS – 34.4%

Aerospace/Defense – 1.4%

BAE Systems Holdings, Inc., 4.95%, 6/1/14 (1)(2) †	730	786

BE Aerospace, Inc., 8.50%, 7/1/18	570	631
Northrop Grumman Corp., 3.70%, 8/1/14	900	957
		2,374

Auto Manufacturers – 0.4%
Nissan Motor Acceptance Corp., 4.50%, 1/30/15(1)(2)	660	700

Auto Parts & Equipment – 0.5%
Johnson Controls, Inc., 1.75%, 3/1/14	845	853

Banks – 4.3%

Bank of America Corp., 3.70%, 9/1/15	565	579

Citigroup, Inc., 6.00%, 12/13/13	600	658

Goldman Sachs Group (The), Inc., 5.15%, 1/15/14	1,085	1,165

6.00%, 5/1/14	620	682

3.63%, 2/7/16	200	201

JPMorgan Chase & Co., 4.88%, 3/15/14	250	268

3.70%, 1/20/15	1,100	1,153

Morgan Stanley, 6.00%, 5/13/14	860	944

US Bancorp, 2.45%, 7/27/15	560	566

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.4% – continued

Banks – 4.3% – continued

Wells Fargo & Co., 4.38%, 1/31/13	$685	$723
5.00%, 11/15/14	325	353
		7,292

Beverages – 1.2%

Anheuser-Busch InBev Worldwide, Inc., 5.38%, 11/15/14	740	829
Coca-Cola Enterprises, Inc., 1.13%, 11/12/13	1,245	1,244
		2,073

Biotechnology – 1.1%
Genzyme Corp., 3.63%, 6/15/15	1,745	1,852

Chemicals – 1.9%

Dow Chemical (The) Co., 7.60%, 5/15/14	845	985

Lyondell Chemical Co., 8.00%, 11/1/17 (2) †	525	591
Praxair, Inc., 1.75%, 11/15/12	1,700	1,726
		3,302

Coal – 0.3%
Arch Coal, Inc., 8.75%, 8/1/16	500	556

Computers – 0.6%

Hewlett-Packard Co., 4.50%, 3/1/13	800	850
International Business Machines Corp., 1.25%, 5/12/14 †	100	100
		950

Diversified Financial Services – 6.5%

BlackRock, Inc., 3.50%, 12/10/14	1,505	1,594

Caterpillar Financial Services Corp., 1.65%, 4/1/14 †	685	695

1.38%, 5/20/14	235	236

ERAC USA Finance LLC, 2.25%, 1/10/14 (2)	1,680	1,698

Franklin Resources, Inc., 3.13%, 5/20/15	1,025	1,070

General Electric Capital Corp., 2.80%, 1/8/13	1,040	1,067

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.4% – continued

Diversified Financial Services – 6.5% – continued

3.75%, 11/14/14	$1,040	$1,099

2.25%, 11/9/15	510	503

John Deere Capital Corp., 5.25%, 10/1/12	635	673

TD Ameritrade Holding Corp., 4.15%, 12/1/14	1,670	1,788
Toyota Motor Credit Corp., 1.38%, 8/12/13	675	679
		11,102

Electric – 1.4%

CMS Energy Corp., 2.75%, 5/15/14	295	297

Dominion Resources, Inc., 1.80%, 3/15/14 †	495	501

Midamerican Energy Holdings Co., 5.88%, 10/1/12	840	894
PSEG Power LLC, 6.95%, 6/1/12	670	710
		2,402

Electronics – 0.9%

Agilent Technologies, Inc., 5.50%, 9/14/15	770	857

Thermo Fisher Scientific, Inc., 2.15%, 12/28/12	320	326
3.25%, 11/20/14	380	402
		1,585

Engineering & Construction – 0.2%
Tutor Perini Corp., 7.63%, 11/1/18 (1)(2)	400	398

Food – 0.5%
SUPERVALU, Inc., 8.00%, 5/1/16 †	745	776

Healthcare – Products – 0.6%
Boston Scientific Corp., 4.50%, 1/15/15	1,000	1,053

Insurance – 1.9%

Liberty Mutual Group, Inc., 5.75%, 3/15/14 (1)(2)	420	448

Metropolitan Life Global Funding I, 5.13%, 4/10/13 (1)(2)	160	171

2.50%, 9/29/15 (1)(2)	590	590

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.4% – continued

Insurance – 1.9% continued

New York Life Global Funding, 4.65%, 5/9/13 (1)(2)	$720	$772

Pricoa Global Funding I, 5.45%, 6/11/14 (1)(2)	780	856
Prudential Financial, Inc., 5.15%, 1/15/13	400	423
		3,260

Internet – 0.1%
Google, Inc., 1.25%, 5/19/14 †	230	231

Iron/Steel – 0.4%
Steel Dynamics, Inc., 7.75%, 4/15/16	675	716

Machinery - Diversified – 0.5%
Case New Holland, Inc., 7.75%, 9/1/13	770	837

Media – 1.2%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 3.55%, 3/15/15	450	471

NBCUniversal Media LLC, 3.65%, 4/30/15 (1)(2)	875	920
Time Warner Cable, Inc., 3.50%, 2/1/15	650	679
		2,070

Office/Business Equipment – 0.6%
Xerox Corp., 4.25%, 2/15/15	930	995

Oil & Gas – 0.9%

Anadarko Petroleum Corp., 7.63%, 3/15/14	425	490
5.75%, 6/15/14	950	1,054
		1,544

Pharmaceuticals – 0.2%
Express Scripts, Inc., 6.25%, 6/15/14	250	283

Pipelines – 1.8%

Energy Transfer Partners L.P., 5.65%, 8/1/12	900	942

Plains All American Pipeline L.P./PAA Finance Corp, 5.63%, 12/15/13	700	768

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 34.4% – continued

Pipelines – 1.8% continued

Transcontinental Gas Pipe Line Co. LLC, 7.00%, 8/15/11	$895	$907
Williams Partners L.P., 3.80%, 2/15/15	455	480
		3,097

Semiconductors – 0.1%
Texas Instruments, Inc., 1.38%, 5/15/14	230	231

Software – 1.2%
Microsoft Corp., 0.88%, 9/27/13 †	1,960	1,966

Telecommunications – 3.2%

AT&T, Inc., 4.95%, 1/15/13	775	825

Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	520	574

Cisco Systems, Inc., 1.63%, 3/14/14	840	851

Qwest Communications International, Inc., 8.00%, 10/1/15	225	246

Qwest Corp., 7.63%, 6/15/15	935	1,074

Verizon Communications, Inc., 1.95%, 3/28/14	675	688

Verizon New Jersey, Inc., 5.88%, 1/17/12	400	413
Windstream Corp., 8.13%, 8/1/13 †	665	730
		5,401

Transportation – 0.5%
Ryder System, Inc., 3.15%, 3/2/15	775	799
Total Corporate Bonds
(Cost $56,612)		58,698
FOREIGN ISSUER BONDS – 10.0%

Banks – 5.1%

Abbey National Treasury Services PLC, 2.88%, 4/25/14	850	857

Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14 (1)(2) †	415	421

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.0% – continued

Banks – 5.1% – continued

Bank of Montreal, 1.75%, 4/29/14 †	$635	$642

Bank of Nova Scotia, 1.45%, 7/26/13 (1)(2) †	1,250	1,265

Canadian Imperial Bank of Commerce, 1.45%, 9/13/13	1,000	1,006

HSBC Holdings PLC, 5.25%, 12/12/12	890	944

ING Bank N.V., 2.00%, 10/18/13 (1)(2)	855	856

Lloyds TSB Bank PLC, 4.38%, 1/12/15 (1)(2)	615	635

Toronto-Dominion Bank (The), 2.20%, 7/29/15 (1)(2) †	650	661
Westpac Banking Corp., 1.85%, 12/9/13	1,415	1,430
		8,717

Chemicals – 0.4%
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	660	732

Diversified Financial Services – 0.3%
Macquarie Group Ltd., 7.30%, 8/1/14 (1)(2)	470	534

Food – 0.6%
Delhaize Group S.A., 5.88%, 2/1/14	895	985

Leisure Time – 0.6%
Royal Caribbean Cruises Ltd., 6.88%, 12/1/13	885	953

Miscellaneous Manufacturing – 0.1%
Tyco International Finance S.A., 4.13%, 10/15/14	245	262

Oil & Gas – 0.8%

Cenovus Energy, Inc., 4.50%, 9/15/14	875	951
Shell International Finance B.V., 3.10%, 6/28/15	385	404
		1,355

Pharmaceuticals – 1.2%

Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15	710	733

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.0% – continued

Pharmaceuticals – 1.2% – continued
Teva Pharmaceutical Finance III BV, 1.70%, 3/21/14	$1,230	$1,241
		1,974

Telecommunications – 0.9%

America Movil S.A.B. de C.V., 5.75%, 1/15/15 †	775	869
Vodafone Group PLC, 4.15%, 6/10/14 †	585	630
		1,499
Total Foreign Issuer Bonds
(Cost $16,463)		17,011

U.S. GOVERNMENT AGENCIES – 16.1% (3)

Fannie Mae – 6.3%

Pool #190371, 6.50%, 7/1/36	827	935

Pool #257042, 6.50%, 1/1/38	472	534

Pool #555649, 7.50%, 10/1/32	86	100

Pool #893082, 5.49%, 9/1/36	517	545

Pool #897243, 6.00%, 11/1/36	1,319	1,455

Pool #988916, 5.00%, 8/1/23	876	945

Pool #AD7061, 5.50%, 6/1/40 (4)	254	277

Pool TBA, 5.50%, 6/15/39 (4)	4,950	5,366
Series 2006-12, Class PB, 5.50%, 8/25/29	625	640
		10,797

Freddie Mac – 5.6%

1.50%, 2/11/14	3,350	3,357

Pool #1B3617, 6.03%, 10/1/37	561	597

Pool #848076, 5.48%, 6/1/38	1,024	1,103

Series 2668, Class OE, 5.00%, 10/15/28	777	791

Series 2775, Class MD, 5.00%, 10/15/28	386	388

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 16.1% (3) – continued

Freddie Mac – 5.6% – continued

Series 2866, Class TM, 5.00%, 1/15/29	$340	$345

Series 3070, Class QD, 5.00%, 9/15/28	517	524
Series 3200, Class ED, 5.00%, 12/15/31	2,327	2,369
		9,474

Freddie Mac Gold – 1.0%

Pool #A92650, 5.50%, 6/1/40 (4)	814	882
Pool #G13387, 5.00%, 4/1/23	798	862
		1,744

Government National Mortgage Association – 2.4%

Series 2007, Class 15A, 4.51%, 10/16/28	1,096	1,127

Series 2007, Class 4A, 4.21%, 6/16/29	556	572

Series 2008, Class 14AC, 4.46%, 12/16/30	234	247

Series 2008, Class 8A, 3.61%, 11/16/27	605	616

Series 2011, Class 49A, 2.45%, 7/16/38	998	1,018
Series 2011, Class 49AB, 2.80%, 1/16/34	499	514
		4,094

Government National Mortgage Association II – 0.8%
Pool #82581, 4.00%, 7/20/40	1,367	1,442
Total U.S. Government Agencies
(Cost $27,306)		27,551

U.S. GOVERNMENT OBLIGATIONS – 27.2%

U.S. Treasury Notes – 27.2%

1.00%, 10/31/11 †	3,350	3,362

0.63%, 7/31/12 †	7,500	7,533

1.38%, 9/15/12 †	4,342	4,404

1.38%, 11/15/12 †	7,904	8,027

0.50%, 5/31/13	12,695	12,704

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 27.2% – continued

U.S. Treasury Notes – 27.2% – continued

1.50%, 12/31/13 †	$4,900	$5,007
1.00%, 5/15/14 †	5,298	5,333
		46,370
Total U.S. Government Obligations
(Cost $46,198)		46,370

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 32.0%

Northern Institutional Funds – Diversified Assets Portfolio (5)(6)	11,367,804	$11,368

Northern Institutional Funds – Liquid Assets Portfolio (5)(7)(8)	43,214,225	43,214
Total Investment Companies
(Cost $54,582)		54,582

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.18%, 6/16/11 (9)	$200	$200
Total Short-Term Investments
(Cost $200)		200

Total Investments – 128.5%
(Cost $216,066)		219,232
Liabilities less Other Assets – (28.5)%		(48,682)
NET ASSETS – 100.0%		$170,550

(1)	Restricted security that has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $10,013,000 or 5.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14	1/5/11	$415
BAE Systems Holdings, Inc., 4.95%, 6/1/14	6/1/09	729
Bank of Nova Scotia, 1.45%, 7/26/13	7/15/10	1,248
ING Bank N.V., 2.00%, 10/18/13	10/13/10	853

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)
Liberty Mutual Group, Inc., 5.75%, 3/15/14	6/16/09 - 1/5/10	$393
Lloyds TSB Bank PLC, 4.38%, 1/12/15	1/5/10	615
Macquarie Group Ltd., 7.30%, 8/1/14	12/14/10 - 12/15/10	513
Metropolitian Life Global Funding I, 5.13%, 4/10/13	11/23/09	171
Metropolitian Life Global Funding I, 2.50%, 9/29/15	9/22/10	590
NBCUniversal Media LLC, 3.65%, 4/30/15	4/27/10	873
New York Life Global Funding, 4.65%, 5/9/13	10/27/09	765
Nissan Motor Acceptance Corp., 4.50%, 1/30/15	1/20/10	657
Pricoa Global Funding I, 5.45%, 6/11/14	6/4/09	778
Toronto-Dominion Bank (The), 2.20%, 7/29/15	7/22/10	649
Tutor Perini Corp., 7.63%, 11/1/18	1/7/11	404

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,153,000 with net sales of approximately $17,785,000 during the six months ended May 31, 2011.
(7)	Investment relates to cash collateral received from Portfolio securities loaned. (8) At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $25,913,000 with net purchases of approximately $17,301,000 during the six months May 31, 2011 (9) Security pledged as collateral to cover margin requirements for open futures contracts.

†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2011, the credit quality distribution for the Short Bond Portfolio was:

QUALITY DISTRIBUTION *	% OF LONG-TERM INVESTMENTS
AAA	56.8%
AA	7.0
A	15.5
BAA	16.1
BA	3.8
B	0.8

Total	100.0%

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings, expressed in Moody’s nomenclature. If the ratings from all the three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

At May 31, 2011, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Five Year U.S. Treasury Note	105	$12,630	Short	6/11	$(284)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities	$–	$14,820(1)	$–	$14,820
Corporate Bonds		58,698(1)	–	58,698
Foreign Issuer Bonds	–	17,011(1)	–	17,011
U.S. Government Agencies	–	27,551(1)	–	27,551
U.S. Government Obligations	–	46,370	–	46,370
Investment Companies	54,582	–	–	54,582
Short-Term Investments	–	200	–	200

Total Investments	$54,582	$164,650	$–	$219,232

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(284)	$–	$–	$(284)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.2% (1)

Fannie Mae – 29.9%

0.55%, 11/1/12	$650	$651

1.25%, 12/20/13	300	300

1.25%, 12/30/13	825	826

1.50%, 1/27/14	525	527

1.63%, 2/25/14	550	552

1.70%, 2/25/14	1,025	1,028

2.63%, 11/20/14 †	342	359

1.60%, 11/23/15	910	905

2.38%, 4/11/16 †	525	537

2.25%, 3/2/17	800	810

Pool #190371, 6.50%, 7/1/36	496	561

Pool #257042, 6.50%, 1/1/38	465	525

Pool #555649, 7.50%, 10/1/32	62	72

Pool #745148, 5.00%, 1/1/36	1,018	1,089

Pool #893082, 5.49%, 9/1/36	195	205

Pool #AH1166, 4.50%, 12/1/40	322	336

Pool TBA, 5.00%, 3/15/13 (2)	1,540	1,639

6.00%, 6/1/37 (2)	3,475	3,822

5.50%, 6/15/39 (2)	2,170	2,353
Series 2007, Class 26C, 5.50%, 3/25/33	504	534
		17,631

Federal Home Loan Bank – 0.8%
1.63%, 11/21/12	490	499

Freddie Mac – 5.0%

1.50%, 2/11/14	1,100	1,102

1.63%, 4/18/14	426	428

3.00%, 7/28/14 †	500	530

Pool #1J0365, 5.67%, 4/1/37	229	242

Pool #1J2840, 5.87%, 9/1/37	501	532

Pool #410092, 2.54%, 11/1/24	6	6

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 47.2% (1) – continued

Freddie Mac – 5.0% – continued
Series 2944, Class WD, 5.50%, 11/15/28	$83	$83
		2,923

Government National Mortgage Association – 9.3%

Pool TBA, 4.50%, 6/15/39 (2)	2,500	2,643

Series 2007, Class 4A, 4.21%, 6/16/29	149	153

Series 2007, Class 15A, 4.51%, 10/16/28	384	395

Series 2008, Class 8A, 3.61%, 11/16/27	212	215

Series 2008, Class 14AC, 4.46%, 12/16/30	341	361

Series 2010, Class 141A, 1.86%, 8/16/31	295	297

Series 2011, Class 31A, 2.21%, 12/16/35	598	607

Series 2011, Class 49A, 2.45%, 7/16/38	584	596
Series 2011, Class 49AB, 2.80%, 1/16/34	200	205
		5,472

Government National Mortgage Association I – 1.1%

Pool #737270, 5.00%, 5/15/40	572	621

Government National Mortgage Association II – 1.1%
Pool #82581, 4.00%, 7/20/40	615	649
Total U.S. Government Agencies
(Cost $27,438)		27,795

U.S. GOVERNMENT OBLIGATIONS – 48.2%

U.S. Treasury Notes – 48.2%

0.50%, 5/31/13	6,755	6,760

0.50%, 11/15/13 †	990	987

2.00%, 11/30/13 †	1,533	1,585

1.50%, 12/31/13 †	2,018	2,062

1.75%, 1/31/14 †	1,758	1,809

1.00%, 5/15/14 †	5,325	5,360

2.63%, 7/31/14 †	2,489	2,626

2.13%, 11/30/14 †	2,325	2,415

1.75%, 5/31/16	2,990	2,999

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 48.2% – continued

U.S. Treasury Notes – 48.2% – continued
3.13%, 5/15/21†	$1,740	$1,751
		28,354
Total U.S. Government Obligations
(Cost $28,129)		28,354

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 55.4%
Northern Institutional Funds – Government Portfolio (3)(4)	12,836,363	$12,836
Northern Institutional Funds – Liquid Assets Portfolio (4)(5)(6)	19,790,985	19,791
Total Investment Companies
(Cost $32,627)		32,627

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill, 0.18%, 6/16/11 (7)	$150	$150
Total Short-Term Investments
(Cost $150)		150

Total Investments – 151.1%
(Cost $88,344)		88,926
Liabilities less Other Assets – (51.1)%		(30,059)
NET ASSETS – 100.0%		$58,867

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At November 30, 2010, the value of the Portfolio’s investment in the Government Portfolio of the Northern Institutional Funds was approximately $10,505,000 with net purchases of approximately $2,331,000 during the six months ended May 31, 2011.
(4)	Investment in affiliated Portfolio.
(5)	Investment relates to cash collateral received from Portfolio securities loaned.
(6)	At November 30, 2010, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $16,394,000 with net purchases of approximately $3,397,000 during the six months ended May 31, 2011.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At May 31, 2011, the quality distribution for the U.S. Government Securities Portfolio was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	100.0%

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings, expressed in Moody’s nomenclature. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security.

At May 31, 2011, the U.S. Government Securities Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (LOSS) (000s)
Five Year U.S. Treasury Note	9	$1,083	Short	6/11	$(17)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three Levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments and other financial instruments, which are carried at fair value, as of May 31, 2011:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)

U.S. Government Agencies	$–	$27,795 (1)	$–	$27,795

U.S. Government Obligations	–	28,354	–	28,354

Investment Companies	32,627	–	–	32,627

Short-Term Investments	–	150	–	150

Total Investments	$32,627	$56,299	$–	$88,926

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(17)	$–	$–	$(17)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios (each a “Portfolio” and collectively, the “Portfolios” or “Fixed Income Portfolios”) are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, Inc. (“NTI” formerly known as and conducting business as Northern Trust Investments, N.A.), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes of shares: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2011, each Portfolio had Class A and Class D shares outstanding. Class C shares were outstanding for the Bond, Core Bond, and U.S. Treasury Index Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account security prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments, with a maturity of 60 days or less, are valued at amortized cost, which the investment adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio’s NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher

FIXED INCOME PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. When used as a hedge, a Portfolio may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statement of Operations reflect gains or losses, if any, as net realized gains (losses) on futures contracts for closed futures contracts and as net change in unrealized appreciation (depreciation) on futures contracts for open futures contracts. Further information on the impact of these positions to each Portfolio’s financial statements can be found in Note 10.

At May 31, 2011, the Short Bond Portfolio and U.S. Government Securities Portfolio had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $200,000 and $150,000, respectively. Further information on the impact of these positions to the Short Bond Portfolio’s and U.S. Government Securities Portfolio’s financial statements can be found in Note 10.

C) STRIPPED SECURITIES Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

D) FOREIGN CURRENCY TRANSLATIONS Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included on the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The Statements of Operations reflect realized gains (losses), if any, in foreign currency transactions and change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. Further information on the impact of these positions to the Portfolios’ financial statements can be found in Note 10.

F) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. As of May 31, 2011, the aggregate market value of securities segregated to cover the commitment was approximately (in thousands) $77,976, $47,562, $15,697, $66,602 and $36,658 for the Bond, Core Bond, Intermediate Bond, Short Bond, and U.S. Government Securities Portfolios, respectively. When-issued

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

securities at May 31, 2011, if any, are noted in each Portfolio’s Schedule of Investments and in aggregate, in each Portfolio’s Statement of Assets and Liabilities.

G) MORTGAGE DOLLAR ROLLS The Portfolios may enter into mortgage “dollar rolls” in which a Portfolio sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Portfolio loses the right to receive principal and interest paid on the securities sold. However, a Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

H) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes and the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts.

I) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all Portfolios in the Trust in proportion to each Portfolio’s relative net assets.

J) PORTFOLIO SECURITIES LOANED The Portfolios participate in Northern Trust’s securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2011. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an exemptive order granted by the Securities and Exchange Commission, each of the Portfolios has invested cash collateral in Northern Institutional Funds – Liquid Assets Portfolio, one of the Trust’s money market funds. Non-cash collateral is held in custody for the Portfolios. The Portfolios do not exercise effective control over the non-cash collateral received and therefore it is not recognized on the Portfolios’ Statements of Assets and Liabilities. Each Portfolio’s percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. The fees are typically based on a percentage of the revenue generated from the lending activities. Income from securities lending (net of fees) is disclosed as investment income in each Portfolio’s Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2011, and the securities lending fees earned by Northern Trust for the six months ended were as follows:

Amounts in thousands	VALUE OF SECURITIES LOANED	CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	NON-CASH COLLATERAL HELD ON BEHALF OF THE PORTFOLIO	FEES EARNED BY NORTHERN TRUST
Bond	$45,639	$46,248	$259	$10
Core Bond	20,882	21,020	252	4
U.S. Treasury Index	53,957	47,456	7,525	5
Intermediate Bond	10,846	10,940	123	4
Short Bond	42,922	43,214	614	7
U.S. Government Securities	21,186	19,791	1,815	3

FIXED INCOME PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2011. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio’s net assets at May 31, 2011.

Portfolio	BROKER/DEALER	% OF SECURITIES LOANED WITH RESPECT TO NET ASSETS
Bond	Barclay’s Capital, Inc.	6.63%
Core Bond	Barclay’s Capital, Inc.	10.36%
U.S. Treasury Index	Goldman Sachs & Co.	15.97%
Intermediate Bond	Barclay’s Capital, Inc.	6.59%
Short Bond	Goldman Sachs & Co.	6.54%
	Societe Generale, New York	7.30%
U.S. Government Securities	Citigroup Global Markets, Inc	5.19%
	Barclay’s Capital, Inc.	6.59%
	Goldman Sachs & Co.	10.92%

K) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Bond	Monthly
Core Bond	Monthly
U.S. Treasury Index	Monthly
Intermediate Bond	Monthly
Short Bond	Monthly
U.S. Government Securities	Monthly

Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains, Passive Foreign Investment Companies (PFICs) gains and losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios. At November 30, 2010 the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Bond	$118	$(118)	$ —
Core Bond	23	(23)	—
U.S. Treasury Index	—	—	—
Intermediate Bond	11	(11)	—
Short Bond	191	(191)	—
U.S. Government Securities	88	(88)	—

L) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2010, through the fiscal year ended November 30, 2010, the following Portfolios incurred net capital losses, and/or Section 988 currency losses for which each Portfolio intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
U.S. Government Securities	$20

At November 30, 2010, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	NOVEMBER 30, 2013	NOVEMBER 30, 2014	NOVEMBER 30, 2015	NOVEMBER 30, 2016
Bond	$ —	$5,877	$1,064	$1,159
Short Bond	1,173	1,131	653	932

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

The following capital loss carryforwards were utilized at November 30, 2010, for U.S. Federal income tax purposes:

Amounts in thousands
Bond	9,444
Core Bond	2,889
Intermediate Bond	254
Short Bond	924

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the tax components of undistributed net investment income and realized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$178	$ —
Core Bond	—	563	641
U.S. Treasury Index	—	236	2,357
Intermediate Bond	—	1,250	126
Short Bond	—	97	—
U.S. Government Securities	—	1,827	38

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$8,774	$ —
Core Bond	—	3,144	—
U.S. Treasury Index	—	4,685	1,711
Intermediate Bond	—	1,287	—
Short Bond	—	4,410	—
U.S. Government Securities	—	2,845	51

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Bond	$ —	$11,177	$ —
Core Bond	—	5,636	—
U.S. Treasury Index	—	5,102	130
Intermediate Bond	—	1,011	—
Short Bond	—	3,315	—
U.S. Government Securities	—	1,195	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolios are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. This standard provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolios’ financial statements.

As of November 30, 2010, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2011, the investment adviser agreed to contractually waive a portion of the advisory fees as shown in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2011, were as follows:

	ANNUAL ADVISORY FEE	LESS WAIVER	ADVISORY FEE AFTER WAIVER
Bond	0.40%	0.15%	0.25%
Core Bond	0.40%	0.15%	0.25%
U.S. Treasury Index	0.30%	0.15%	0.15%
Intermediate Bond	0.40%	0.15%	0.25%
Short Bond	0.40%	0.15%	0.25%
U.S. Government Securities	0.40%	0.15%	0.25%

FIXED INCOME PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

NTI has contractually agreed to reimburse certain expenses of the Fund. The contractual waiver arrangements are expected to continue until at least April 1, 2012. After this date, the investment adviser or a Portfolio may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. These waivers are shown as “Less waivers of investment advisory fees” in the accompanying Statements of Operations.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, of the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	CLASS A	CLASS C	CLASS D
Bond	$11	$ —	$ —
Core Bond	5	—	—
U.S. Treasury Index	6	—	—
Intermediate Bond	3	—	—
Short Bond	9	—	—
U.S. Government Securities	3	—	—

For compensation as custodian, Northern Trust receives an amount based on certain levels of fixed and variable fees based on asset levels of the Portfolios. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are reflected in the Portfolios’ Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such arrangements, are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivable at six months ended May 31, 2011 is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is paid monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets and/or the Global Tactical Asset Allocation Portfolios of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Class-specific shareholder servicing fees for the six months ended May 31, 2011, were less than $500 for each of the Portfolios.

6. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2011, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond	$569,512	$65,152	$578,942	$46,274
Core Bond	282,317	27,796	286,046	20,609
U.S. Treasury Index	42,101	—	53,019	—
Intermediate Bond	151,535	16,312	152,077	14,094
Short Bond	244,432	26,803	238,357	14,283
U.S. Government Securities	224,947	—	231,584	—

At May 31, 2011, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond	$7,807	$(296)	$7,511	$285,714
Core Bond	3,218	(127)	3,091	128,005
U.S. Treasury Index	4,618	(243)	4,375	173,011
Intermediate Bond	1,173	(56)	1,117	66,172
Short Bond	3,404	(256)	3,148	216,084
U.S. Government Securities	581	(7)	574	88,352

7. RELATED PARTY TRANSACTIONS

Pursuant to an exemptive order issued by the SEC, each Portfolio may invest its uninvested cash in a money market fund advised by the investment adviser or its affiliates. Accordingly, each Portfolio will bear indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the money market fund pays to the investment adviser and/or its affiliates. The Bond, Core Bond, Intermediate Bond and Short Bond Portfolios will be invested in the Trust’s Diversified Assets Portfolio and the uninvested cash of the U.S. Treasury Index and U.S. Government Securities Portfolios is currently invested in the Trust’s Government Portfolio. The aggregate annual rate of advisory, administration, transfer agency and custody fees payable to the investment adviser and/or its affiliates on any assets invested in the Trust’s Diversified Assets or Government Portfolios is 0.35 percent of the average daily net asset value of those assets. However, pursuant to the exemptive order, the investment adviser will reimburse each Portfolio for advisory fees otherwise payable by the Portfolio on any assets invested in the Diversified Assets or Government Portfolios. This reimbursement is included in Expenses reimbursed by administrator as a reduction to Total Expenses on the Statements of Operations. The exemptive order requires the Portfolios’ Board of Trustees to determine before a vote on the Advisory Agreement that the advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds are not for duplicative services.

8. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expense on the Statements of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense during the six months ended May 31, 2011.

FIXED INCOME PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

9. CAPITAL SHARE TRANSACTIONS

Transactions in Class A shares for the six months ended May 31, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	1,795	$37,672	157	$3,295	(2,091)	$(43,814)	(139)	$(2,847)
Core Bond	656	6,823	208	2,165	(934)	(9,712)	(70)	(724)
U.S. Treasury Index	1,375	30,204	162	3,552	(1,934)	(42,376)	(397)	(8,620)
Intermediate Bond	657	13,854	80	1,681	(766)	(16,202)	(29)	(667)
Short Bond	2,867	54,404	63	1,197	(3,190)	(60,490)	(260)	(4,889)
U.S. Government Securities	71	1,435	105	2,114	(495)	(9,925)	(319)	(6,376)

Transactions in Class A shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	1,368	$28,483	358	$7,463	(4,924)	$(102,181)	(3,198)	$(66,235)
Core Bond	3,174	33,060	229	2,391	(3,137)	(32,512)	266	2,939
U.S. Treasury Index	1,697	38,105	244	5,402	(1,639)	(36,851)	302	6,656
Intermediate Bond	647	13,858	43	914	(375)	(7,994)	315	6,778
Short Bond	7,251	137,745	162	3,061	(8,424)	(159,760)	(1,011)	(18,954)
U.S. Government Securities	820	16,662	138	2,800	(1,415)	(28,963)	(457)	(9,501)

Transactions in Class C shares for the six months ended May 31, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Bond	—	$6	—	$3	—	$(3)	—	$6

Transactions in Class C shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN SHARES	NET DECREASE IN NET ASSETS
Bond	3	$52	—	$6	(5)	$(99)	(2)	$(41)

Transactions in Class D shares for the six months ended May 31, 2011 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	—	$6	—	$2	—	$—	—	$8
U.S. Treasury Index	—	1	—	—	(2)	(45)	(2)	(44)
Short Bond	1	5	—	1	—	—	1	6
U.S. Government Securities	—	—	—	2	—	(2)	—	—

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Class D shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond	1	$18	—	$1	—	$—	1	$19
U.S. Treasury Index	—	2	—	—	—	—	—	2
Short Bond	—	9	—	2	—	—	—	11
U.S. Government Securities	—	1	—	3	(2)	(30)	(2)	(26)

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Portfolios have been designated as hedging instruments. Information concerning the types of derivatives in which the Portfolios invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by location as presented in the Statements of Asset and Liabilities as of May 31, 2011:

Amounts in thousands		ASSETS		LIABILITIES
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		COUNTERPARTY
Short Bond	Interest Rate Contracts	Net unrealized appreciation	—*	Net unrealized depreciation	(284	)*	Credit Suisse
U.S. Government Securities	Interest Rate Contracts	Net unrealized appreciation	—*	Net unrealized depreciation	(17	)*	Credit Suisse

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported with the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Portfolios’ realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2011:

Amounts in thousands	AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	$(68)
Core Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	(21)
Intermediate Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	(16)
Short Bond	Interest Rate Contracts	Net realized gains (losses) on futures contracts	102

Amounts in thousands	CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE CONTRACTS
PORTFOLIO NAME	DERIVATIVE TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Short Bond	Interest Rate Contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(262)
U.S. Government Securities	Interest Rate Contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(17)

Volume of derivative activity for the six months ended May 31, 2011:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT VALUE (000s)
Bond	3	2,437
Core Bond	3	745
Intermediate Bond	3	627
Short Bond	4	3,261
U.S. Government Securities	1	1,066

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures. Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. b) the reasons for any transfers in or out of Level 3;

FIXED INCOME PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implication of this requirement under ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolios’ financial statement disclosures.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were available to be issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including advisory fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, or other costs such as advisory fees related to affiliated money market funds investments, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursement on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 60). Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.36%	$1,000.00	$1,026.90	$1.82
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,025.70	$3.03
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,024.90	$3.79
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

CORE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.36%	$1,000.00	$1,024.10	$1.82
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS C
Actual	0.60%	$1,000.00	$1,023.90	$3.03
Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02	**
CLASS D
Actual	0.75%	$1,000.00	$1,022.60	$3.78
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. TREASURY INDEX

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.26%	$1,000.00	$1,005.90	$1.30
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**
CLASS C
Actual	0.50%	$1,000.00	$1,004.70	$2.50
Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52	**
CLASS D
Actual	0.65%	$1,000.00	$1,004.00	$3.25
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28	**

INTERMEDIATE BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.36%	$1,000.00	$1,019.30	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,017.00	$3.77
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

FIXED INCOME PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

SHORT BOND

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.36%	$1,000.00	$1,011.80	$1.81
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,009.90	$3.76
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

U.S. GOVERNMENT SECURITIES

CLASS A	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.36%	$1,000.00	$1,008.70	$1.80
Hypothetical	0.36%	$1,000.00	$1,023.14	$1.82	**
CLASS D
Actual	0.75%	$1,000.00	$1,006.30	$3.75
Hypothetical	0.75%	$1,000.00	$1,021.19	$3.78	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged to the Portfolios compared to the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other comparable institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator and securities lending agent. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ generally more conservative approach to investment management with respect to credit risk and its efforts to refine the Portfolio’s risk management processes, including the steps taken by the Investment Adviser and its affiliates to strengthen the credit risk management processes in the past year. The Trustees also discussed the Investment Adviser’s continued commitments

FIXED INCOME PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

to address the regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability, and commitment to growing the mutual fund business. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios’ investment performance relative to their respective performance benchmarks and objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. They also noted the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. The Trustees also took into consideration the extreme market volatility in recent years and credit problems caused by sub-prime loan defaults, the effects of these events on the Portfolios’ performance, as well as how the Investment Adviser’s investment strategies may cause the Portfolios to underperform against their peers during certain market environments. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios and the changes made throughout the year to investment personnel and processes to address performance issues. In this regard, the Trustees believed that the in-depth performance reviews ascertain Portfolios requested by the Trustees and provided by the Investment Adviser had assisted them in evaluating performance issues.

Based on the information received, investment performance of the Portfolios was, in general, competitive with their peers in light of the factors mentioned above over the three-year time period. In particular, the U.S. Treasury Index Portfolio was generally tracking its index. Overall, the Trustees concluded that the Investment Adviser had devoted appropriate resources to improving the investment performance of the Portfolios.

Fee Rates, Costs of Services and Profitability.

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolios, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolios’ auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how profitability comparisons among advisers are not necessarily meaningful due to the small number of firms in the survey and numerous other factors that can affect adviser profitability, including, for example, business lines, firm structure and cost allocation methodology.

Information on the services rendered by the Investment Adviser to the Portfolios, the fee rate paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that each of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses was at or below the Lipper objective median, and each of the Portfolios’ advisory fee rates after waivers was at or below the Lipper peer group median. Information was also provided comparing the Portfolios’ fee rates to the fee rates charged by the Investment Adviser to private accounts managed by them with similar investment strategies. With regard to these clients, the Trustees noted the difference in services provided by the Investment Adviser, regulatory and compliance differences, board and committee support and other differences in operations among the Portfolios and the private accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

Economies of Scale

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration (including contractual reimbursements

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2011 (UNAUDITED)

made by NTI, as administrator) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of the relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency, custodial, administrative, accounting and securities lending functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company. The Trustees considered the extent to which the Investment Adviser and its other clients, as well as the Portfolios, benefitted from receipt of the research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

FIXED INCOME PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

FIXED INCOME PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northerninstitutionalfunds.com or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

FIXED INCOME PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

12	SCHEDULES OF INVESTMENTS

12	DIVERSIFIED ASSETS PORTFOLIO

19	GOVERNMENT PORTFOLIO

22	GOVERNMENT SELECT PORTFOLIO

26	TREASURY PORTFOLIO

28	TAX-EXEMPT PORTFOLIO

40	MUNICIPAL PORTFOLIO

66	ABBREVIATIONS AND OTHER INFORMATION

67	NOTES TO THE FINANCIAL STATEMENTS

73	FUND EXPENSES

75	APPROVAL OF ADVISORY AGREEMENT

80	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2011 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost	$7,152,599	$3,595,449	$12,792,465	$1,308,389	$1,391,626	$5,527,327
Repurchase agreements, at cost which approximates fair value	3,494,322	2,050,224	–	3,976,238	–	–
Cash	50,042	425,161	419,329	127,673	23,897	11,219
Interest income receivable	9,581	10,285	17,966	6,523	1,879	6,786
Receivable for securities sold	–	–	–	–	71,545	219,085
Receivable for fund shares sold	5,451	–	5,694	–	–	–
Receivable from affiliates for expense reimbursements	1,301	1,100	1,180	567	184	97
Prepaid and other assets	42	54	82	26	23	6
Total Assets	10,713,338	6,082,273	13,236,716	5,419,416	1,489,154	5,764,520
LIABILITIES:
Payable for securities purchased	25,013	36,508	199,981	–	–	–
Payable for fund shares redeemed	50,000	424,880	425,000	128,000	–	4
Distributions payable to shareholders	252	49	106	44	37	306
Payable to affiliates:
Investment advisory fees	2,092	1,174	1,064	444	311	509
Administration fees	837	470	1,064	444	124	509
Custody and accounting fees	90	46	106	44	14	52
Shareholder servicing fees	12	6	44	–	2	5
Transfer agent fees	16	–	16	2	–	32
Trustee fees	111	42	75	5	9	32
Accrued other liabilities	131	106	204	73	21	102
Total Liabilities	78,554	463,281	627,660	129,056	518	1,551
Net Assets	$10,634,784	$5,618,992	$12,609,056	$5,290,360	$1,488,636	$5,762,969
ANALYSIS OF NET ASSETS:
Capital stock	$10,634,833	$5,619,041	$12,609,026	$5,290,319	$1,488,638	$5,762,969
Accumulated undistributed net investment loss	(105)	(33)	(31)	–	(2)	–
Accumulated undistributed net realized gain (loss)	56	(16)	61	41	–	–
Net Assets	$10,634,784	$5,618,992	$12,609,056	$5,290,360	$1,488,636	$5,762,969
Net Assets:
Shares	$10,582,633	$5,591,369	$12,399,632	$5,290,360	$1,487,225	$5,738,720
Service Shares	52,151	27,623	209,424	–	1,411	24,249
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	10,582,681	5,591,388	12,399,625	5,290,319	1,487,223	5,738,736
Service Shares	52,153	27,621	209,421	–	1,413	24,244
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	1.00	1.00	–	1.00	1.00

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT SELECT PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$13,167	$4,986	$9,504	$4,065	$2,017	$8,747
EXPENSES:
Investment advisory fees	11,614	6,814	12,485	5,040	1,742	5,930
Administration fees	4,646	2,725	6,243	2,520	697	2,965
Custody and accounting fees	510	308	647	284	78	310
Transfer agent fees	49	13	59	8	6	49
Registration fees	36	37	31	32	23	34
Printing fees	18	16	30	12	4	15
Professional fees	85	73	124	56	17	68
Shareholder servicing fees	77	39	250	–	2	41
Trustee fees	58	47	82	32	10	45
Other	88	81	139	47	13	71
Total Expenses	17,181	10,153	20,090	8,031	2,592	9,528
Less waivers of investment advisory fees	–	–	(6,243)	(2,520)	–	(2,965)
Less expenses reimbursed by administrator	(779)	(541)	(1,027)	(1,683)	(132)	(524)
Less expenses reimbursed by investment adviser	(4,631)	(5,163)	(3,891)	(523)	(643)	(30)
Less custodian credits	–	(21)	(27)	(40)	(11)	(14)
Net Expenses	11,771	4,428	8,902	3,265	1,806	5,995
Net Investment Income	1,396	558	602	800	211	2,752
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	56	(16)	61	41	–	–
Net Gains (Losses)	56	(16)	61	41	–	–
Net Increase in Net Assets Resulting from Operations	$1,452	$542	$663	$841	$211	$2,752

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		GOVERNMENT PORTFOLIO
Amounts in thousands	2011	2010	2011	2010
OPERATIONS:
Net investment income	$1,396	$1,708	$558	$1,113
Net realized gains (losses) on:
Investments	56	–	(16)	7
Net Increase in Net Assets Resulting from Operations	1,452	1,708	542	1,120
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	1,814,901	(747,140)	212,433	20,741
Net increase (decrease) in net assets resulting from Service Shares transactions	(19,991)	(14,471)	(5,380)	(15,559)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,794,910	(761,611)	207,053	5,182
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(1,387)	(2,018)	(546)	(1,212)
Total Distributions to Shares Shareholders	(1,387)	(2,018)	(546)	(1,212)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(9)	(14)	(3)	(7)
Total Distributions to Service Shares Shareholders	(9)	(14)	(3)	(7)
Total Increase (Decrease) in Net Assets	1,794,966	(761,935)	207,046	5,083
NET ASSETS:
Beginning of period	8,839,818	9,601,753	5,411,946	5,406,863
End of period	$10,634,784	$8,839,818	$5,618,992	$5,411,946
Accumulated Undistributed Net Investment Income (Loss)	$(105)	$(105)	$(33)	$(42)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2010

GOVERNMENT SELECT PORTFOLIO		TREASURY PORTFOLIO		TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO
2011	2010	2011	2010	2011	2010	2011	2010

$602	$3,271	$800	$3,102	$211	$343	$2,752	$5,636

61	20	41	–	–	–	–	2
663	3,291	841	3,102	211	343	2,752	5,638

(199,928)	(2,215,589)	319,709	2,037,007	213,540	(408,344)	1,028,289	(1,364,612)
88,599	(10,781)	–	–	103	(3,204)	(15,401)	(33,851)
(111,329)	(2,226,370)	319,709	2,037,007	213,643	(411,548)	1,012,888	(1,398,463)

(615)	(3,284)	(800)	(3,112)	(211)	(350)	(2,751)	(5,651)
(615)	(3,284)	(800)	(3,112)	(211)	(350)	(2,751)	(5,651)

(10)	(19)	–	–	–	–	(3)	(9)
(10)	(19)	–	–	–	–	(3)	(9)
(111,291)	(2,226,382)	319,750	2,036,997	213,643	(411,555)	1,012,886	(1,398,485)

12,720,347	14,946,729	4,970,610	2,933,613	1,274,993	1,686,548	4,750,083	6,148,568
$12,609,056	$12,720,347	$5,290,360	$4,970,610	$1,488,636	$1,274,993	$5,762,969	$4,750,083
$(31)	$(8)	$–	$–	$(2)	$(2)	$–	$2

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.05
Net realized and unrealized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.05)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (2)	0.02%	0.02%	0.25	%(3)	2.45	%(3)	5.07%		4.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$10,582,633	$8,767,742	$9,515,203		$9,107,046		$14,850,516		$12,541,081
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.30%	0.39	%(5)	0.36	%(6)	0.35	%(7)	0.35	%(7)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.41%		0.38%		0.37%		0.37%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.02%	0.21%		2.60%		4.96%		4.61%
Net investment income (loss), before waivers, reimbursements and credits	(0.09%)	(0.05)%	0.19%		2.58%		4.94%		4.59%

	SERVICE

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.04
Net realized and unrealized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.04)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (2)	0.02%	0.02%	0.12	%(3)	2.18	%(3)	4.80%		4.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$52,151	$72,076	$86,550		$112,416		$209,839		$131,092
Ratio to average net assets of: (4)
Expenses, net of waivers, reimbursements and credits	0.25%	0.30%	0.54	%(5)	0.62	%(6)	0.61	%(7)	0.61	%(7)
Expenses, before waivers, reimbursements and credits	0.63%	0.63%	0.67%		0.64%		0.63%		0.63%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.02%	0.06%		2.34%		4.70%		4.35%
Net investment income (loss), before waivers, reimbursements and credits	(0.35)%	(0.31)%	(0.07)%		2.32%		4.68%		4.33%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.46% and 0.22% for the Shares and Service Shares, respectively for the fiscal year ended November 30, 2009 and 2.19% and 1.95%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $4,328,000 and $52,000 for Shares and Service Shares, respectively, which represents 0.04% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $1,026,000 and $13,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(7)	The net expense ratio includes custodian credits of approximately $859,000 and $806,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

GOVERNMENT PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.05
Net realized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.05)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.13%		2.30%		4.93%		4.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,591,369	$5,378,943	$5,358,301		$7,449,332		$2,944,139		$2,885,277
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.21%	0.36	%(4)	0.36	%(5)	0.35	%(6)	0.35	%(6)
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.40%		0.38%		0.37%		0.38%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.02%	0.14%		2.13%		4.87%		4.57%
Net investment income (loss), before waivers, reimbursements and credits	(0.19)%	(0.14)%	0.10%		2.11%		4.85%		4.54%

	SERVICE

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.04
Net realized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.04)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.07%		2.04%		4.67%		4.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$27,623	$33,003	$48,562		$157,444		$179,435		$104,203
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.21%	0.47	%(4)	0.62	%(5)	0.61	%(6)	0.61	%(6)
Expenses, before waivers, reimbursements and credits	0.63%	0.63%	0.66%		0.64%		0.63%		0.64%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.02%	0.03%		1.87%		4.61%		4.31%
Net investment income (loss), before waivers, reimbursements and credits	(0.45)%	(0.40)%	(0.16)%		1.85%		4.59%		4.28%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $2,627,000 and $43,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $622,000 and $10,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $348,000 and $342,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

GOVERNMENT SELECT PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.05
Net realized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.05)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.03%	0.20%		2.31%		5.03%		4.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$12,399,632	$12,599,523	$14,815,124		$15,486,752		$8,005,182		$4,713,406
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.19%	0.23	%(4)	0.21	%(5)	0.20	%(6)	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.34%		0.33%		0.32%		0.32%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.03%	0.20%		2.13%		4.90%		4.64%
Net investment income (loss), before waivers, reimbursements and credits	(0.17)%	(0.10)%	0.09%		2.01%		4.78%		4.52%

	SERVICE

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007		2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05		0.04
Net realized gains (losses)	–	–	–		–		–		–
Total from Investment Operations	–	–	–		0.02		0.05		0.04
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)		(0.04)
From net realized gains	–	–	–		–		–		–
Total Distributions Paid	–	–	–		(0.02)		(0.05)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return(2)	0.01%	0.02%	0.06%		2.05%		4.75%		4.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$209,424	$120,824	$131,605		$512,081		$84,905		$68,295
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.14%	0.20%	0.38	%(4)	0.47	%(5)	0.46	%(6)	0.46	%(6)
Expenses, before waivers, reimbursements and credits	0.58%	0.58%	0.60%		0.59%		0.58%		0.58%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.02%	0.05%		1.87%		4.64%		4.38%
Net investment income (loss), before waivers, reimbursements and credits	(0.43)%	(0.36)%	(0.17)%		1.75%		4.52%		4.26%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $3,958,000 and $26,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $920,000 and $24,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $380,000 and $416,000, which represents 0.01% of average net assets for the fiscal years ended November 30, 2007 and 2006, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS OR PERIODS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)	2008(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–
Net realized gains (losses)	–	–	–	–
Total from Investment Operations	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–
From net realized gains	–	–	–	–
Total Distributions Paid	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.02%	0.07%	0.11%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,290,360	$4,970,610	$2,933,613	$471,790
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.13%	0.15%	0.13%	0.00%
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.32%	0.57	%(5)
Net investment income, net of waivers, reimbursements and credits	0.03%	0.07%	0.10%	0.30%
Net investment loss, before waivers, reimbursements and credits	(0.16)%	(0.10)%	(0.09)%	(0.27	)%(5)

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period November 5, 2008 (commencement of operations) through November 30, 2008. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratios of expenses and net investment loss were previously reported as 0.47% and (0.17)%, respectively. This had no impact to the Portfolio’s net asset value.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.03	0.03
Net realized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.02		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.03)	(0.03)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.02)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.02%	0.02%	0.35%		2.18%		3.36%	3.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,487,225	$1,273,685	$1,682,036		$1,112,129		$933,614	$549,349
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.26%	0.28%	0.37	%(4)	0.36	%(5)	0.35%	0.35%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.40%		0.38%		0.38%	0.38%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.02%	0.33%		2.14%		3.32%	3.00%
Net investment income (loss), before waivers, reimbursements and credits	(0.08)%	(0.07)%	0.30%		2.12%		3.29%	2.97%

	SERVICE

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.03	0.03
Net realized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.02		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.03)	(0.03)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.02)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.02%	0.02%	0.17%		1.92%		3.10%	2.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,411	$1,308	$4,512		$4,613		$3,848	$4,023
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.26%	0.28%	0.60	%(4)	0.62	%(5)	0.61%	0.61%
Expenses, before waivers, reimbursements and credits	0.63%	0.63%	0.66%		0.64%		0.64%	0.64%
Net investment income, net of waivers, reimbursements and credits	0.03%	0.02%	0.10%		1.88%		3.06%	2.74%
Net investment income (loss), before waivers, reimbursements and credits	(0.34)%	(0.33)%	0.04%		1.86%		3.03%	2.71%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $318,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $75,000 and $1,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.03	0.03
Net realized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.02		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.03)	(0.03)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.02)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.05%	0.11%	0.49%		2.29%		3.52%	3.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,738,720	$4,710,432	$6,075,067		$4,877,332		$4,055,785	$2,454,129
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.23	%(4)	0.21	%(5)	0.20%	0.20	%(6)
Expenses, before waivers, reimbursements and credits	0.32%	0.32%	0.34%		0.33%		0.32%	0.32%
Net investment income, net of waivers, reimbursements and credits	0.09%	0.10%	0.47%		2.24%		3.47%	3.23%
Net investment income (loss), before waivers, reimbursements and credits	(0.03)%	(0.02)%	0.36%		2.12%		3.35%	3.11%

	SERVICE

Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.03	0.03
Net realized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.02		0.03	0.03
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.03)	(0.03)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.02)		(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.24%		2.02%		3.26%	2.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$24,249	$39,651	$73,501		$72,258		$46,658	$55,183
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.28%	0.29%	0.47	%(4)	0.47	%(5)	0.46%	0.46	%(6)
Expenses, before waivers, reimbursements and credits	0.58%	0.58%	0.60%		0.59%		0.58%	0.58%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.23%		1.98%		3.21%	2.97%
Net investment income (loss), before waivers, reimbursements and credits	(0.29)%	(0.28)%	0.10%		1.86%		3.09%	2.85%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $1,360,000 and $29,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(5)	The net expense ratio includes the Participation Fee of approximately $322,000 and $7,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes custodian credits of approximately $166,000, which represents 0.01% of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET -BACKED SECURITIES – 0.2%

Auto Receivables – 0.2%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 9/25/11	$18,045	$18,045
Total Asset-Backed Securities
(Cost $18,045)		18,045

CERTIFICATES OF DEPOSIT – 31.3%

Non-U.S. Depository Institutions – 29.7%

Australia and New Zealand Bank, 0.33%, 8/9/11	9,745	9,745

0.33%, 8/10/11	11,695	11,695

0.26%, 8/16/11, FRCD	41,850	41,850

Bank of Montreal, Chicago Branch, 0.23%, 6/13/11, FRCD	19,270	19,270

0.27%, 6/27/11, FRCD	13,000	13,000

0.21%, 6/30/11, FRCD	30,000	30,000

Bank of Nova Scotia, Houston, 0.26%, 6/1/11, FRCD	15,000	15,000

0.28%, 6/1/11, FRCD	65,000	65,000

0.35%, 6/1/11	30,000	30,000

0.26%, 7/27/11, FRCD	60,000	60,000

Bank of Nova Scotia, New York Branch, 0.19%, 8/25/11	35,000	35,000

Barclays Bank PLC, New York Branch, 0.56%, 6/7/11, FRCD	80,000	80,000

0.35%, 7/18/11	35,000	35,000

0.54%, 8/1/11	50,000	50,000

0.57%, 12/12/11	28,000	28,000

BNP Paribas S.A., Chicago Branch, 0.46%, 6/2/11, FRCD	5,000	5,000

0.28%, 8/5/11	40,000	40,000

0.54%, 9/16/11	10,000	10,000

0.40%, 11/18/11	40,000	40,000

BNP Paribas S.A., New York Branch, 0.38%, 6/30/11, FRCD	80,000	80,000

Canadian Imperial Bank of Commerce, 0.19%, 6/1/11, FRCD	100,000	100,000

Commonwealth Bank of Australia, London, 0.27%, 6/23/11	35,000	35,000

Commonwealth Bank of Australia, New York, 0.30%, 8/30/11	39,810	39,810

Credit Agricole CIB, New York, 0.24%, 8/2/11	75,000	75,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.3% – continued

Non-U.S. Depository Institutions – 29.7% – continued

Credit Agricole S.A., London, 0.30%, 10/3/11	$20,000	$20,000

Credit Industriel Et Commercial, London, 0.28%, 8/1/11	50,000	50,001

Credit Suisse First Boston LLC, New York, 0.21%, 7/26/11	35,000	35,000

Credit Suisse, New York, 0.26%, 6/28/11	69,800	69,800

0.19%, 8/10/11	20,000	20,000

0.34%, 9/2/11	40,000	40,000

Deutsche Bank A.G., New York Branch, 0.21%, 7/25/11	25,000	25,000

0.21%, 8/2/11	100,000	100,000

Deutsche Bank, New York Branch, 0.27%, 6/24/11	45,000	45,000

0.27%, 7/1/11	15,000	15,000

HSBC Holdings PLC, London Branch, 0.35%, 8/15/11	50,000	50,000

Lloyds Bank PLC, 0.47%, 8/1/11, FRCD	90,000	90,000

Lloyds Banking Group PLC, 0.23%, 8/19/11	25,000	25,000

National Australia Bank, 0.30%, 7/14/11, FRCD	46,695	46,695

National Australia Bank, London, 0.40%, 6/30/11	40,000	40,000

0.35%, 7/20/11	45,000	45,000

0.21%, 8/19/11	73,815	73,816

0.35%, 9/26/11	40,000	40,001

0.30%, 11/28/11	50,000	50,000

Nordea Bank Finland PLC, London Branch, 0.20%, 6/13/11	45,000	45,000

Nordea Bank Finland PLC, New York, 0.20%, 7/19/11	20,000	20,000

0.20%, 7/28/11	30,000	30,000

0.37%, 8/1/11	50,000	50,000

Rabobank Nederland N.V., New York Branch, 0.31%, 6/2/11, FRCD	20,000	20,000

0.28%, 6/20/11, FRCD	70,000	70,000

0.36%, 7/20/11	75,000	75,000

0.37%, 8/11/11	20,000	20,000

0.35%, 9/15/11	58,425	58,425

Rabobank, N.V., 0.35%, 10/3/11	31,250	31,250

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.3% – continued

Non-U.S. Depository Institutions – 29.7% – continued

Royal Bank of Canada, New York, 0.30%, 6/1/11, FRCD	$50,000	$50,000

0.20%, 6/21/11, FRCD	35,000	35,000

0.30%, 7/8/11, FRCD	39,565	39,565

Royal Bank of Scotland, CT, 0.47%, 7/25/11, FRCD	70,000	70,000

0.51%, 8/15/11	18,000	18,000

0.51%, 8/16/11	45,000	45,000

Societe Generale, London Branch, 0.25%, 8/9/11	30,000	30,000

Societe Generale, New York Branch, 0.44%, 6/6/11, FRCD	20,000	20,000

0.42%, 8/9/11, FRCD	27,000	27,000

0.26%, 9/1/11	80,000	80,000

0.27%, 9/1/11	30,000	30,000

Svenska Handelsbanken, New York, 0.27%, 6/16/11	35,000	35,000

0.20%, 7/18/11	25,000	25,000

0.24%, 8/30/11	10,000	10,000

Toronto Dominion (U.S.A.), Inc., 0.26%, 6/28/11, FRCD	25,000	25,000

Toronto Dominion Bank, New York, 0.28%, 6/13/11, FRCD	13,000	13,000

0.21%, 7/18/11	28,905	28,905

0.17%, 8/23/11	25,000	25,000

Westpac Banking Corp., New York, 0.20%, 6/1/11, FRCD	40,000	40,000

0.22%, 6/1/11, FRCD	40,000	40,000

0.28%, 6/1/11, FRCD	15,000	15,005

0.31%, 6/1/11, FRCD	80,000	80,000

0.35%, 6/1/11, FRCD	25,000	25,009

0.28%, 6/13/11, FRCD	20,000	20,000

0.28%, 6/29/11, FRCD	50,000	50,000

0.33%, 10/3/11	35,000	35,000
		3,159,842

U.S. Depository Institutions – 1.6%

Bank of America N.A., 0.27%, 6/24/11	25,000	25,000

0.29%, 6/29/11	80,000	80,000

0.22%, 7/29/11	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.3% – continued

U.S. Depository Institutions – 1.6% – continued
Bank of America N.A., New York Branch, 0.29%, 6/10/11	$50,000	$50,000
		170,000
Total Certificates of Deposit
(Cost $3,329,842)		3,329,842

COMMERCIAL PAPER – 13.5%

Foreign Agency and Regional Governments – 0.9%

Caisse Damortissement De La Dette, 0.27%, 8/3/11	25,000	24,997

0.35%, 9/23/11	30,950	30,916
KFW, 0.33%, 7/19/11	35,935	35,919
		91,832

Multi-Seller Conduits – 10.2%

Amsterdam Funding Corp., 0.17%, 7/20/11	45,045	45,035

Atlantic Asset Securitization Corp., 0.28%, 6/7/11	10,105	10,105

0.26%, 7/6/11	17,980	17,975

0.26%, 7/7/11	13,005	13,002

0.23%, 7/22/11	18,265	18,259

0.22%, 8/3/11	18,520	18,513

0.21%, 8/9/11	10,290	10,286

0.21%, 8/10/11	5,505	5,503

Barton Capital LLC, 0.25%, 8/16/11	25,000	25,000

Belmont Funding LLC, 0.25%, 6/1/11	31,140	31,140

0.25%, 6/2/11	10,325	10,325

0.25%, 6/7/11	7,910	7,910

Cafco LLC, 0.22%, 7/19/11	18,895	18,889

Chariot Funding LLC, 0.19%, 7/12/11	14,010	14,007

Charta LLC, 0.28%, 6/15/11	9,805	9,804

0.22%, 7/19/11	13,225	13,221

0.22%, 7/20/11	20,440	20,434

0.22%, 8/2/11	9,325	9,321

0.21%, 8/15/11	9,530	9,526

0.20%, 8/24/11	10,065	10,060

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 13.5% – continued

Multi-Seller Conduits – 10.2% – continued

Ciesco LLC, 0.21%, 8/11/11	$14,380	$14,374

0.21%, 8/25/11	10,250	10,245

CRC Funding LLC, 0.22%, 7/19/11	18,890	18,884

0.22%, 7/20/11	5,830	5,828

0.23%, 7/28/11	15,020	15,015

0.20%, 8/16/11	9,460	9,456

Fairway Finance Co. LLC, 0.20%, 7/12/11	25,440	25,434

Fairway Finance Corp, 0.24%, 6/1/11	14,590	14,590

Falcon Asset Securitization Co., 0.19%, 7/12/11	9,340	9,338

Gemini Securitization Corp. LLC, 0.28%, 6/9/11	15,230	15,229

0.20%, 8/24/11	45,490	45,469

0.20%, 8/25/11	9,740	9,735

GOVCO LLC, 0.24%, 7/22/11	9,145	9,142

0.22%, 8/8/11	18,520	18,512

0.21%, 8/11/11	8,910	8,906

0.21%, 8/15/11	18,100	18,092

0.21%, 8/18/11	18,420	18,412

Kells Funding LLC, 0.27%, 6/27/11	17,430	17,427

0.22%, 7/21/11	9,445	9,442

0.22%, 7/22/11	4,725	4,724

0.21%, 8/5/11	20,000	19,992

Liberty Street Funding LLC, 0.16%, 6/6/11	9,260	9,260

0.22%, 7/26/11	13,640	13,635

0.21%, 8/4/11	9,260	9,257

LMA Americas LLC, 0.13%, 6/3/11	17,180	17,180

0.20%, 6/23/11	19,480	19,478

Regency Markets No. 1 LLC, 0.16%, 6/20/11	23,965	23,963

0.26%, 7/15/11	9,315	9,312

0.24%, 7/20/11	11,625	11,621

0.22%, 8/15/11	8,410	8,406

Salisbury Receivables Co. LLC, 0.17%, 6/1/11	40,000	40,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 13.5% – continued

Multi-Seller Conduits – 10.2% – continued

0.17%, 6/6/11	$30,000	$29,999

0.19%, 6/22/11	30,000	29,997

0.18%, 7/7/11	14,105	14,102

Sheffield Receivables Corp., 0.20%, 7/7/11	20,000	19,996

Surrey Funding Corp., 0.28%, 6/15/11	6,140	6,139

Tasman Funding, Inc., 0.26%, 7/18/11	7,560	7,558

0.23%, 7/20/11	10,050	10,047

0.26%, 7/25/11 (1)	18,645	18,638

Thames Asset Global Securitization No. 1, 0.20%, 6/9/11	19,415	19,414

0.29%, 6/13/11	20,115	20,113

Victory Receivables Corp., 0.29%, 6/7/11	8,820	8,820

0.30%, 6/13/11	9,660	9,659

0.30%, 7/11/11	28,255	28,246

0.31%, 7/12/11	17,930	17,924

0.30%, 7/14/11	7,415	7,412

0.30%, 7/18/11	18,265	18,258

0.30%, 7/19/11	9,135	9,131
Windmill Funding Corp., 0.29%, 6/1/11	10,125	10,125
		1,084,251

Non-U.S. Depository Institutions – 1.5%

Commonwealth Bank of Australia, 0.30%, 6/6/11	40,000	40,000

0.29%, 8/8/11	15,000	15,000

0.29%, 8/24/11	40,000	40,000

RBS Holdings U.S.A., Inc., 0.52%, 8/1/11	20,000	19,983

United Overseas Bank LLC, 0.32%, 7/11/11	18,835	18,828

0.32%, 7/15/11	9,420	9,416
Westpac Banking Corp., 0.21%, 9/7/11	20,000	19,989
		163,216

Pharmaceuticals – 0.9%

Sanofi Aventis S.A., 0.28%, 7/20/11	29,190	29,179

0.31%, 8/17/11	27,330	27,312

0.31%, 8/18/11	19,460	19,447

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 13.5% – continued

Pharmaceuticals – 0.9% – continued
0.34%, 9/19/11	$19,460	$19,439
		95,377
Total Commercial Paper
(Cost $1,434,676)		1,434,676

CORPORATE NOTES/BONDS – 5.4%

Foreign Agency and Regional Governments – 1.1%

Eksportfinans, A.S.,

0.27%, 6/2/11, FRN	40,000	40,000

0.25%, 6/24/11, FRN	10,300	10,300

0.26%, 6/27/11, FRN	16,600	16,600

5.13%, 10/26/11	6,055	6,166

Network Rail Infrastructure Finance, 0.54%, 3/16/12 (1)	16,800	16,800

Royal Bank of Scotland PLC, Government Gtd., 1.50%, 3/30/12 (1)(2)	15,160	15,297

2.63%, 5/11/12 (1)	10,000	10,212
		115,375

General Merchandise Stores – 0.8%
Wal-Mart Stores, 5.48%, 6/1/11	85,000	85,000

Non-Depository Personal Credit – 0.1%
General Electric Capital Corp., Government Gtd., 2.25%, 3/12/12	10,000	10,147

Non-U.S. Bank – Non-U.S. Government – 0.1%
Lloyds Bank PLC, Government Gtd., 1.30%, 7/5/11, FRN (1)(2)	15,000	15,121

Non-U.S. Depository Institutions – 0.1%
Australia and New Zealand Bank, 5.13%, 11/14/11	9,980	10,186

Pharmaceuticals – 0.5%

Pfizer, Inc., 4.45%, 3/15/12	29,135	30,049
Sanofi Aventis S.A., 0.36%, 6/28/11, FRN	29,300	29,300
		59,349

Supranational – 2.0%

International Bank for Reconstruction & Development, 0.73%, 6/10/11	80,000	80,000

0.25%, 6/13/11, FRN	80,000	80,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.4% – continued

Supranational – 2.0% – continued
International Finance Corp., 0.20%, 6/15/11, FRN	$50,000	$50,000
		210,000

U.S. Depository Institutions – 0.7%
Bank of America Corp., FDIC Gtd., 2.10%, 4/30/12 (3)	70,000	71,105
Total Corporate Notes/Bonds
(Cost $576,283)		576,283

EURODOLLAR TIME DEPOSITS – 5.4%

Non-U.S. Depository Institutions – 5.4%

Credit Agricole S.A., London, 0.12%, 6/1/11	100,000	100,000

Danske Bank A.S., Copenhagen, 0.13%, 6/1/11	100,000	100,000
Svenska Handelsbanken, Cayman Islands, 0.11%, 6/1/11	375,000	375,000
		575,000
Total Eurodollar Time Deposits
(Cost $575,000)		575,000

U.S. GOVERNMENT AGENCIES – 8.0% (4)

Federal Farm Credit Bank – 1.0%

FFCB FRN, 0.20%, 6/1/11	30,000	29,990

0.14%, 6/20/11	50,000	49,960

0.23%, 6/20/11	32,000	31,992
		111,942

Federal Home Loan Bank – 4.8%

FHLB Bonds, 4.88%, 11/18/11	35,670	36,428

0.46%, 3/14/12	9,545	9,545

0.30%, 4/4/12	80,000	79,997

0.39%, 4/25/12	29,860	29,860

0.41%, 4/27/12	22,370	22,370

FHLB FRN, 0.25%, 6/1/11	100,000	100,000

0.30%, 6/1/11	60,000	60,000

0.19%, 6/9/11	50,000	49,991

0.10%, 6/28/11	60,000	59,997

0.23%, 8/7/11	65,000	64,988
		513,176

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 8.0% (4) – continued

Federal Home Loan Mortgage Corporation – 1.8%

FHLMC FRN,

0.27%, 6/1/11	$30,000	$29,980

0.16%, 6/4/11	75,000	74,936

0.16%, 6/19/11	50,000	49,991

0.16%, 6/26/11	35,000	34,993
		189,900

Federal National Mortgage Association – 0.4%

FNMA FRN,

0.22%, 6/23/11	40,930	40,920
Total U.S. Government Agencies
(Cost $855,938)		855,938

U.S. GOVERNMENT OBLIGATIONS – 2.5%

U.S. Treasury Notes – 2.5%

1.00%, 8/31/11	20,000	20,033

1.00%, 10/31/11	25,000	25,073

4.63%, 10/31/11	30,000	30,544

1.13%, 12/15/11	20,000	20,090

0.88%, 1/31/12	55,000	55,204

0.88%, 2/29/12	22,000	22,084

4.63%, 2/29/12	70,000	72,236

1.00%, 4/30/12	25,000	25,161
		270,425
Total U.S. Government Obligations
(Cost $270,425)		270,425

MUNICIPAL INVESTMENTS – 0.9%

California – 0.5%

California Municipal Finance Authority Revenue VRDB, Series A, Recovery Zone Bonds, Chevron USA, 0.10%, 6/1/11	46,490	46,490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 0.9% – continued

South Carolina – 0.4%

Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.10%, 6/1/11	$45,900	$45,900
Total Municipal Investments
(Cost $92,390)		92,390
Investments, at Amortized Cost
($7,152,599)		7,152,599

REPURCHASE AGREEMENTS – 32.9%

Joint Repurchase Agreements – 1.8% (5)

Bank of America Securities LLC, dated 5/31/11, repurchase price $42,289 0.04%, 6/1/11	42,288	42,288

Morgan Stanley & Co., Inc., dated 5/31/11, repurchase price $42,289 0.09%, 6/1/11	42,288	42,288

Societe Generale, New York Branch, dated 5/31/11, repurchase price $42,289 0.10%, 6/1/11	42,289	42,289

UBS Securities LLC, dated 5/31/11, repurchase price $63,433 0.10%, 6/1/11	63,433	63,433
		190,298

Repurchase Agreements – 31.1%(6)

Bank of America N.A., dated 5/31/11, repurchase price $135,000 0.13%, 6/1/11	135,000	135,000

Barclays Capital, Inc., dated 5/31/11, repurchase price $500,002 0.11%, 6/1/11	500,000	500,000

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $495,002 0.13%, 6/1/11	495,000	495,000

Citigroup Global Markets, Inc., dated 5/31/11, repurchase price $13,638 0.14%, 6/1/11	13,638	13,638

Deutsche Bank Securities, dated 5/31/11, repurchase price $535,002 0.13%, 6/1/11	535,000	535,000

HSBC Securities (USA), Inc., dated 5/31/11, repurchase price $290,387 0.15%, 6/1/11	290,386	290,386

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 32.9% – continued

Repurchase Agreements – 31.1% (6) – continued

Societe Generale, New York Branch, dated 5/31/11, repurchase price $835,003 0.12%, 6/1/11	$835,000	$835,000

UBS Securities LLC, dated 5/31/11, repurchase price $500,002 0.13%, 6/1/11	500,000	500,000
		3,304,024
Total Repurchase Agreements
(Cost $3,494,322)		3,494,322

Total Investments – 100.1%
(Cost $10,646,921) (7)		10,646,921
Liabilities less Other Assets – (0.1)%		(12,137)
NET ASSETS – 100.0%		$10,634,784

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $30,418,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000s)

Lloyds Bank PLC, Government Gtd., 1.30%, 7/5/11	3/28/11	$15,144

Royal Bank of Scotland PLC, Government Gtd., 1.50%, 3/30/12	4/4/11	15,322

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$69,754	1.75% – 6.25%	8/15/23 – 5/15/37

U.S. Treasury Notes	$122,955	1.13% – 4.25%	12/15/11 – 7/15/20

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES

FNMA	$2,219,712	1.98% – 7.50%	8/1/21 – 6/1/41

FHLMC	$ 575,338	3.37% – 6.50%	10/1/20 – 3/1/41

U.S Treasury Notes	$ 602,194	2.63% – 3.75%	11/15/18 – 11/15/20

(7)	The cost for federal income tax purposes was $10,646,921 Percentages shown are based on Net Assets.

At May 31, 2011, the maturity analysis for the Diversified Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	47.0%
2 - 15 Days	8.5
16 - 30 Days	9.9
31 60 Days	10.5
61 97 Days	14.7
98 - 180 Days	4.1
181 - 270 Days	1.4
271+ Days	3.9

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified
Assets Portfolio	$–	$10,646,921(1) (2)	$–	$10,646,921

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Diversified Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT 000s)	VALUE 000s)
U.S. GOVERNMENT AGENCIES – 61.2% (1)

Federal Farm Credit Bank – 8.4%

FFCB Bonds,

3.88%, 8/25/11	$25,875	$26,093

0.47%, 11/30/11	18,585	18,606

FFCB Discount Notes,

0.30%, 6/10/11	40,000	39,997

0.24%, 7/19/11	15,000	14,995

0.24%, 7/26/11	15,000	14,995

0.22%, 8/1/11	16,000	15,994

0.27%, 8/5/11	35,000	34,983

0.19%, 8/10/11	25,000	24,990

0.28%, 8/10/11	10,000	9,996

0.17%, 8/11/11	5,400	5,398

0.16%, 8/30/11	10,000	9,996

0.25%, 8/31/11	25,000	24,984

0.07%, 9/6/11	15,000	14,997

0.18%, 9/15/11	40,000	39,978

0.25%, 11/10/11	50,000	49,944

0.24%, 11/21/11	18,200	18,179

0.28%, 12/2/11	20,000	19,971

0.27%, 2/28/12	20,000	19,959

FFCB FRN,

0.18%, 6/1/11	15,000	15,000

0.24%, 6/1/11	50,000	50,007
		469,062

Federal Home Loan Bank – 23.4%

FHLB Bonds,

0.55%, 6/1/11	3,280	3,280

0.58%, 6/3/11	20,000	20,000

0.56%, 6/7/11	6,000	6,000

0.55%, 6/10/11	15,000	15,001

0.58%, 6/10/11	4,760	4,760

3.13%, 6/10/11	44,570	44,601

5.25%, 6/10/11	15,355	15,374

5.38%, 6/10/11	10,000	10,013

3.38%, 6/24/11	20,770	20,811

0.25%, 6/29/11	10,870	10,870

3.63%, 7/1/11	20,000	20,057

0.75%, 7/8/11	5,450	5,452

0.76%, 7/19/11	20,195	20,208

1.63%, 7/27/11	157,845	158,195

0.20%, 8/1/11	59,445	59,453

5.75%, 8/15/11	8,135	8,227

3.75%, 9/9/11	7,030	7,096

	PRINCIPAL AMOUNT 000s)	VALUE 000s)
U.S. GOVERNMENT AGENCIES – 61.2% (1) – continued

Federal Home Loan Bank – 23.4% – continued

3.63%, 9/16/11	$48,125	$48,612

0.33%, 9/30/11	12,655	12,661

5.00%, 10/13/11	14,250	14,497

0.28%, 10/25/11	40,000	40,004

0.26%, 11/17/11	9,950	9,950

4.88%, 11/18/11	21,675	22,138

0.30%, 11/23/11	36,500	36,515

0.30%, 11/29/11	10,750	10,752

0.32%, 11/30/11	16,980	16,985

0.30%, 12/1/11	20,000	19,995

0.32%, 12/9/11	14,400	14,405

0.35%, 12/23/11	6,075	6,079

0.80%, 12/23/11	20,000	20,059

0.20%, 12/28/11	20,000	19,998

1.57%, 1/17/12	25,000	25,210

0.25%, 2/28/12	4,750	4,749

0.25%, 3/7/12	10,655	10,654

1.13%, 3/9/12	20,000	20,133

FHLB Discount Notes,

0.01%, 6/1/11	44,669	44,669

0.11%, 6/15/11	35,000	34,999

0.09%, 6/24/11	18,511	18,510

0.08%, 8/2/11	40,000	39,994

0.05%, 8/8/11	35,000	34,996

0.07%, 8/8/11	18,000	17,998

0.16%, 8/19/11	17,499	17,493

0.08%, 8/26/11	25,000	24,995

FHLB FRN,

0.16%, 6/1/11	65,000	65,000

0.10%, 6/11/11	25,000	24,999

0.11%, 6/12/11	50,000	49,995

0.15%, 6/13/11	25,000	24,993

0.12%, 6/15/11	20,000	19,998

0.10%, 6/20/11	50,000	49,997

0.14%, 8/1/11	25,000	24,999

FHLB Notes,

5.38%, 8/19/11	34,130	34,507

1.00%, 12/28/11	3,740	3,754
		1,314,690

Federal Home Loan Mortgage Corporation – 16.1%

FHLMC Bond,

2.13%, 3/23/12	40,000	40,594

FHLMC Discount Notes,

0.20%, 6/21/11	6,600	6,599

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 61.2% (1) – continued

Federal Home Loan Mortgage Corporation – 16.1% – continued

0.07%, 7/18/11	$40,000	$39,996

0.09%, 7/25/11	9,500	9,499

0.08%, 8/8/11	75,000	74,989

0.05%, 8/17/11	10,578	10,577

FHLMC FRN,

0.09%, 6/1/11	180,000	179,970

0.10%, 6/1/11	74,850	74,827

0.24%, 6/1/11	20,000	20,006

0.16%, 6/3/11	125,000	124,903

0.16%, 6/4/11	50,000	49,957

0.16%, 6/10/11	75,000	75,010

0.16%, 6/19/11	16,700	16,700

0.16%, 6/26/11	20,000	20,000

0.20%, 8/5/11	7,997	7,998

FHLMC Notes,

6.00%, 6/15/11	70,000	70,158

3.88%, 6/29/11	7,649	7,671

5.25%, 7/18/11	9,314	9,375

1.25%, 8/15/11	14,495	14,524

5.50%, 9/15/11	23,154	23,504

1.13%, 12/15/11	30,000	30,127
		906,984

Federal National Mortgage Association – 13.3%

FNMA Discount Notes,

0.06%, 6/7/11	90,000	89,999

0.33%, 7/1/11	20,000	19,994

0.07%, 7/7/11	50,000	49,997

0.07%, 7/13/11	25,000	24,998

0.07%, 7/21/11	35,000	34,997

0.09%, 7/27/11	42,857	42,851

0.45%, 8/1/11	16,020	16,008

0.07%, 8/10/11	25,000	24,997

0.06%, 9/6/11	90,000	89,985

FNMA FRN,

0.33%, 6/1/11	26,085	26,132

0.23%, 6/18/11	85,000	85,072

0.16%, 6/19/11	25,000	25,003

FNMA Notes,

4.68%, 6/15/11	35,000	35,059

3.63%, 8/15/11	17,470	17,590

5.00%, 10/15/11	32,425	33,000

1.22%, 11/3/11	3,000	3,013

5.38%, 11/15/11	44,934	45,965

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 61.2% (1) – continued

Federal National Mortgage Association – 13.3% – continued

1.00%, 11/23/11	$66,510	$66,738

6.13%, 3/15/12	15,017	15,703
		747,101
Total U.S. Government Agencies
(Cost $3,437,837)		3,437,837

U.S. GOVERNMENT OBLIGATIONS – 2.8%

U.S. Treasury Bills – 1.6%

0.05%, 7/14/11	30,000	29,995

0.18%, 7/14/11	50,000	49,992

0.26%, 1/12/12	10,000	9,984
		89,971

U.S. Treasury Notes – 1.2%

1.13%, 6/30/11	16,136	16,150

4.75%, 1/31/12	50,000	51,491
		67,641
Total U.S. Government Obligations
(Cost $157,612)		157,612
Investments, at Amortized Cost
($3,595,449)		3,595,449

REPURCHASE AGREEMENTS – 36.5%

Joint Repurchase Agreements – 2.0% (2)

Bank of America Securities LLC, dated 5/31/11, repurchase price $25,094 0.04%, 6/1/11	25,094	25,094

Morgan Stanley & Co., Inc., dated 5/31/11, repurchase price $25,094 0.09%, 6/1/11	25,094	25,094

Societe Generale, New York Branch, dated 5/31/11, repurchase price $25,094 0.10%, 6/1/11	25,094	25,094
UBS Securities LLC, dated 5/31/11, repurchase price $37,642 0.10%, 6/1/11	37,642	37,642
		112,924

Repurchase Agreements – 34.5% (3)

Barclays Capital, Inc., dated 5/31/11, repurchase price $500,002 0.13%, 6/1/11	500,000	500,000

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $100,000 0.11%, 6/1/11	100,000	100,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 36.5% – continued

Repurchase Agreements – 34.5% (3) – continued

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $225,001 0.13%, 6/1/11	$225,000	$225,000

Citigroup Global Markets, Inc., dated 5/31/11, repurchase price $212,301 0.14%, 6/1/11	212,300	212,300

Credit Suisse Securities (USA) LLC, dated 5/31/11, repurchase price $300,001 0.15%, 6/1/11	300,000	300,000

HSBC Securities (USA), Inc., dated 5/31/11, repurchase price $100,000 0.15%, 6/1/11	100,000	100,000
UBS Securities LLC, dated 5/31/11, repurchase price $500,002 0.13%, 6/1/11	500,000	500,000
		1,937,300
Total Repurchase Agreements
(Cost $2,050,224)		2,050,224

Total Investments – 100.5%
(Cost $5,645,673) (4)		5,645,673
Liabilities less Other Assets – (0.5)%		(26,681)
NET ASSETS – 100.0%		$5,618,992

(1)	The obligations of certain U.S. Government – sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$41,392	1.75% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$72,962	1.13% – 4.25%	12/15/11 – 7/15/20

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
FNMA	$899,815	3.50% – 7.50%	9/1/18 – 10/1/47
FHLB	$102,000	1.50%	1/16/13
FHLMC	$974,925	2.86% – 6.50%	7/1/19 – 4/1/48
GNMA	$17,683	4.50%	6/15/39

(4)	The cost for federal income tax purposes was $5,645,673.

Percentages shown are based on net assets.

At May 31, 2011, the maturity analysis for the Government Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	44.9%
2 – 15 Days	13.5
16 – 30 Days	4.6
31 – 60 Days	9.8
61 – 97 Days	10.1
98 – 180 Days	10.3
181 – 270 Days	4.8
271+ Days	2.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Government Portfolio	$–	$5,645,673	(1)(2)	$–	$5,645,673

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Government Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 93.9% (1)

Federal Farm Credit Bank – 19.1%

FFCB Bonds,

0.13%, 6/1/11	$25,001	$25,001

0.14%, 6/1/11	80,000	79,990

0.15%, 6/1/11	79,000	79,000

0.18%, 6/1/11	140,000	139,997

0.19%, 6/1/11	40,000	39,992

0.20%, 6/1/11	65,000	65,000

0.24%, 6/1/11	55,000	55,008

0.50%, 6/1/11	6,000	6,000

0.25%, 6/22/11	44,550	44,555

0.13%, 6/30/11	50,000	49,997

5.25%, 7/5/11	40,000	40,192

5.38%, 7/18/11	40,673	40,944

3.88%, 8/25/11	7,460	7,523

3.13%, 9/23/11	16,235	16,379

1.13%, 10/3/11	11,735	11,768

3.50%, 10/3/11	1,900	1,921

0.47%, 11/30/11	22,500	22,537

2.25%, 4/24/12	55,000	55,949

FFCB Discount Notes,

0.01%, 6/1/11	24,000	24,000

0.05%, 6/2/11	40,495	40,495

0.20%, 6/3/11	20,000	20,000

0.30%, 6/10/11	45,000	44,997

0.03%, 6/16/11	120,000	119,998

0.21%, 6/16/11	10,000	10,000

0.07%, 6/20/11	25,000	24,999

0.03%, 6/21/11	25,000	25,000

0.18%, 6/22/11	50,000	49,995

0.22%, 6/24/11	20,000	19,997

0.20%, 6/27/11	20,000	19,997

0.21%, 6/27/11	40,000	39,994

0.11%, 6/28/11	50,000	49,995

0.20%, 6/28/11	20,000	19,998

0.20%, 6/29/11	20,000	19,997

0.02%, 7/1/11	30,000	30,000

0.04%, 7/7/11	50,000	49,998

0.21%, 7/8/11	15,000	14,997

0.42%, 7/14/11	10,000	9,995

0.15%, 7/20/11	50,000	49,989

0.05%, 7/26/11	30,000	29,998

0.23%, 7/27/11	20,000	19,993

0.22%, 8/1/11	16,000	15,994

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 93.9% (1) – continued

Federal Farm Credit Bank – 19.1% – continued

0.23%, 8/10/11	$60,000	$59,972

0.28%, 8/10/11	20,000	19,991

0.25%, 8/31/11	35,000	34,978

0.07%, 9/6/11	50,000	49,991

0.27%, 9/23/11	35,000	34,970

0.28%, 10/5/11	10,000	9,990

0.16%, 10/7/11	25,000	24,986

0.28%, 10/27/11	25,000	24,971

0.24%, 11/2/11	35,000	34,964

0.23%, 11/4/11	35,000	34,965

0.35%, 12/23/11	35,000	34,931

0.32%, 12/28/11	10,000	9,981

0.34%, 12/28/11	10,000	9,981

0.32%, 12/29/11	65,000	64,878

0.31%, 2/3/12	20,000	19,957

0.27%, 2/28/12	25,000	24,949

FFCB FRN,

0.14%, 6/1/11	65,000	65,000

0.16%, 6/1/11	35,000	35,000

0.20%, 6/1/11	100,000	99,999

0.28%, 6/1/11	17,300	17,301

0.11%, 6/15/11	15,000	14,999

0.14%, 6/20/11	145,000	144,884
		2,403,817

Federal Home Loan Bank – 74.8%

FHLB Bonds,

0.28%, 6/1/11	7,670	7,671

0.55%, 6/1/11	37,500	37,500

0.58%, 6/3/11	85,000	85,000

3.13%, 6/10/11	17,500	17,512

5.25%, 6/10/11	11,570	11,584

0.15%, 6/13/11	188,000	187,946

0.13%, 6/19/11	39,500	39,462

3.38%, 6/24/11	65,350	65,482

0.50%, 6/27/11	64,425	64,438

5.60%, 6/28/11	28,000	28,113

0.50%, 6/30/11	11,000	11,002

3.63%, 7/1/11	111,805	112,122

0.75%, 7/8/11	45,000	45,025

1.13%, 7/18/11	19,000	19,024

0.76%, 7/19/11	48,900	48,932

0.20%, 7/25/11	35,000	35,000

1.63%, 7/27/11	113,775	114,030

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 93.9% (1) – continued

Federal Home Loan Bank – 74.8% – continued

0.20%, 8/1/11	$110,000	$110,021

0.20%, 8/3/11	15,000	15,003

5.75%, 8/15/11	4,460	4,510

5.38%, 8/19/11	331,815	335,581

3.75%, 9/9/11	46,110	46,558

5.00%, 9/9/11	14,050	14,235

3.63%, 9/16/11	45,000	45,442

0.26%, 9/30/11	25,000	25,001

0.33%, 9/30/11	30,000	30,008

0.33%, 10/7/11	30,000	30,002

5.00%, 10/13/11	15,000	15,261

0.28%, 10/25/11	65,000	65,007

0.30%, 10/27/11	25,000	25,004

0.24%, 10/28/11	74,705	74,687

5.63%, 11/15/11	7,210	7,383

4.88%, 11/18/11	96,325	98,410

0.79%, 11/25/11	14,000	14,032

0.30%, 11/29/11	28,585	28,579

0.32%, 11/30/11	20,000	20,006

0.25%, 12/2/11	9,290	9,288

0.75%, 12/21/11	20,675	20,733

0.35%, 12/23/11	20,000	20,013

0.80%, 12/23/11	10,000	10,029

0.20%, 12/28/11	32,000	31,997

0.37%, 1/4/12	3,805	3,807

0.67%, 1/13/12	3,500	3,509

0.25%, 2/28/12	4,060	4,059

0.32%, 2/28/12	6,345	6,347

1.13%, 3/9/12	23,150	23,298

FHLB Discount Notes,

0.01%, 6/1/11	891,646	891,646

0.03%, 6/1/11	365,000	365,000

0.05%, 6/1/11	165,000	165,000

0.03%, 6/3/11	276,604	276,603

0.04%, 6/3/11	40,000	40,000

0.05%, 6/3/11	300,000	299,999

0.06%, 6/3/11	120,000	120,000

0.24%, 6/6/11	8,700	8,700

0.03%, 6/8/11	202,489	202,487

0.11%, 6/8/11	13,200	13,200

0.12%, 6/8/11	37,500	37,500

0.14%, 6/8/11	46,740	46,739

0.03%, 6/10/11	25,500	25,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 93.9% (1) – continued

Federal Home Loan Bank – 74.8% – continued

0.06%, 6/10/11	$50,000	$49,999

0.11%, 6/10/11	16,700	16,700

0.05%, 6/13/11	70,950	70,949

0.05%, 6/15/11	22,100	22,099

0.06%, 6/15/11	226,000	225,994

0.11%, 6/15/11	50,000	49,999

0.08%, 6/17/11	64,000	63,998

0.05%, 6/22/11	145,000	144,995

0.06%, 6/22/11	275,000	274,991

0.06%, 6/24/11	460,000	459,981

0.09%, 6/24/11	100,000	99,996

0.05%, 6/27/11	110,000	109,996

0.04%, 6/29/11	124,938	124,934

0.05%, 6/29/11	155,000	154,995

0.04%, 7/1/11	85,000	84,997

0.02%, 7/5/11	35,041	35,040

0.04%, 7/6/11	100,000	99,995

0.05%, 7/6/11	129,400	129,393

0.06%, 7/6/11	65,000	64,997

0.08%, 7/6/11	85,000	84,995

0.09%, 7/8/11	80,000	79,993

0.08%, 7/13/11	14,420	14,419

0.05%, 7/14/11	80,000	79,995

0.04%, 7/15/11	80,000	79,993

0.06%, 7/15/11	40,000	39,997

0.07%, 7/15/11	156,300	156,287

0.08%, 7/15/11	66,500	66,494

0.25%, 7/15/11	10,000	9,999

0.04%, 7/18/11	80,000	79,996

0.08%, 7/20/11	52,600	52,595

0.07%, 7/21/11	10,000	9,999

0.08%, 7/22/11	100,000	99,989

0.05%, 7/27/11	35,000	34,997

0.07%, 7/27/11	80,000	79,992

0.06%, 7/29/11	90,000	89,989

0.07%, 7/29/11	10,000	9,999

0.19%, 7/29/11	16,100	16,098

0.08%, 8/2/11	50,000	49,993

0.18%, 8/5/11	80,000	79,975

0.05%, 8/8/11	114,000	113,987

0.07%, 8/8/11	100,000	99,989

0.04%, 8/9/11	167,000	166,987

0.06%, 8/10/11	40,000	39,995

0.07%, 8/24/11	120,000	119,980

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 93.9% (1) – continued

Federal Home Loan Bank – 74.8% – continued

0.08%, 8/26/11	$59,200	$59,189

0.33%, 12/5/11	32,000	31,945

FHLB FRN,

0.16%, 6/1/11	175,000	175,000

0.23%, 6/1/11	10,000	10,000

0.10%, 6/11/11	195,000	194,994

0.11%, 6/12/11	108,000	107,989

0.12%, 6/15/11	5,000	4,999

0.15%, 6/15/11	50,000	49,996

0.10%, 6/20/11	7,999	7,999

0.11%, 6/26/11	50,000	49,993

0.14%, 8/1/11	125,000	124,993

FHLB Notes,

1.00%, 12/28/11	10,415	10,461
		9,428,365
Total U.S. Government Agencies
(Cost $11,832,182)		11,832,182

U.S. GOVERNMENT OBLIGATIONS – 7.6%

U.S. Treasury Bills – 2.6%

0.03%, 6/16/11	80,000	79,999

0.04%, 6/23/11	80,000	79,998

0.10%, 6/30/11	100,000	99,992

0.05%, 7/14/11	30,000	29,998

0.03%, 8/11/11	40,000	39,998
		329,985

U.S. Treasury Notes – 5.0%

1.13%, 6/30/11	140,000	140,120

4.88%, 7/31/11	50,000	50,378

1.00%, 8/31/11	10,000	10,020

4.63%, 8/31/11	100,000	101,072

1.75%, 11/15/11	5,000	5,034

0.75%, 11/30/11	10,000	10,024

4.50%, 11/30/11	100,000	102,125

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 7.6% – continued

U.S. Treasury Notes – 5.0% – continued

1.38%, 2/15/12	$210,000	$211,525
		630,298
Total U.S. Government Obligations
(Cost $960,283)		960,283
Investments, at Amortized Cost
($12,792,465)		12,792,465

Total Investments – 101.5%
(Cost $12,792,465) (2)		12,792,465
Liabilities less Other Assets – (1.5)%		(183,409)
NET ASSETS – 100.0%		$12,609,056

(1)	The obligations of certain U.S. Government – sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The cost for federal income tax purposes was $12,792,465.

Percentages	shown are based on Net Assets.

At May 31, 2011, the maturity analysis for the Government Select Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	19.0%
2 – 15 Days	18.2
16 – 30 Days	20.8
31 – 60 Days	17.4
61 – 97 Days	12.4
98 – 180 Days	5.9
181 – 270 Days	5.4
271+ Days	0.9

Total	100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmank interest rates and yeild curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)

Investments held by Government Select Portfolio	$–	$12,792,465	(1)	$–	$12,792,465

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 24.7%

U.S. Treasury Bills – 0.0%

0.00%, 6/9/11	$1	$1

0.01%, 6/16/11	359	359
0.04%, 8/4/11	3	3
		363

U.S. Treasury Notes – 24.7%

1.13%, 6/30/11	25,000	25,015

5.13%, 6/30/11	25,000	25,093

4.63%, 8/31/11	245,000	247,733

1.00%, 9/30/11	242,000	242,651

4.63%, 10/31/11	100,000	101,870

0.75%, 11/30/11	240,000	240,533

1.13%, 12/15/11	157,000	157,681

1.13%, 1/15/12	50,000	50,240

0.88%, 1/31/12	100,000	100,365

4.75%, 1/31/12	50,000	51,476

1.00%, 4/30/12	65,000	65,369
		1,308,026
Total U.S. Government Obligations
(Cost $1,308,389)		1,308,389

Investments, at Amortized Cost
($1,308,389)		1,308,389
REPURCHASE AGREEMENTS – 75.2%

Joint Repurchase Agreements – 1.0% (1)

Bank of America Securities LLC, dated 5/31/11, repurchase price $11,156 0.04%, 6/1/11	11,156	11,156

Morgan Stanley & Co., Inc., dated 5/31/11, repurchase price $11,156 0.09%, 6/1/11	11,156	11,156

Societe Generale, New York Branch, dated 5/31/11, repurchase price $11,156 0.10%, 6/1/11	11,156	11,156
UBS Securities LLC, dated 5/31/11, repurchase price $16,734 0.10%, 6/1/11	16,733	16,733
		50,201

Repurchase Agreements – 74.2% (2)

Barclays Capital, Inc., dated 5/31/11, repurchase price $945,003 0.11%, 6/1/11	945,000	945,000

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $200,001 0.11%, 6/1/11	200,000	200,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 75.2% – continued

Repurchase Agreements – 74.2% (2) – continued

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $500,001 0.10%, 6/1/11	$500,000	$500,000

Citigroup Global Markets Inc., dated 5/31/11, repurchase price $440,001 0.10%, 6/1/11	440,000	440,000

Credit Suisse Securities (USA) LLC, dated 5/31/11, repurchase price $455,001 0.10%, 6/1/11	455,000	455,000

HSBC Securities (USA), Inc., dated 5/31/11, repurchase price $390,001 0.10%, 6/1/11	390,000	390,000

Merrill Lynch, Inc., dated 5/31/11, repurchase price $121,037 0.10%, 6/1/11	121,037	121,037

RBS Securities, Inc., dated 5/31/11, repurchase price $195,001 0.10%, 6/1/11	195,000	195,000

Societe Generale, New York, dated 5/31/11, repurchase price $200,001 0.10%, 6/1/11	200,000	200,000
UBS Securities LLC, dated 5/31/11, repurchase price $480,001 0.11%, 6/1/11	480,000	480,000
		3,926,037
Total Repurchase Agreements
(Cost $3,976,238)		3,976,238

Total Investments – 99.9%
(Cost $5,284,627) (3)		5,284,627
Other Assets less Liabilities – 0.1%		5,733
NET ASSETS – 100.0%		$5,290,360

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$18,401	1.75% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$32,436	1.13% – 4.25%	12/15/11 – 7/15/20

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$706,677	1.75% – 6.13%	1/15/26 – 2/15/41
U.S. Treasury Notes	$3,297,889	0.63% – 4.50%	6/30/11 – 7/15/20

(3)	The cost for federal income tax purposes was $5,284,627.

Percentages shown are based on net assets.

At May 31, 2011, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	75.4%
16 – 30 Days	1.0
61 – 97 Days	4.6
98 – 180 Days	6.5
181 – 270 Days	11.3
271+ Days	1.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio	$–	$5,284,627 (1)	$–	$5,284,627

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5%

Alabama – 2.0%

Hoover Alabama Multifamily Revenue Refunding VRDB, Series 2004, Housing Royal Oaks Apartment Project (FHLMC Insured), 0.18%, 6/8/11	$5,200	$5,200

Taylor-Ryan Improvement District No. 2 VRDB, Series 2005, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	14,800	14,800

West Jefferson IDB PCR Revenue Refunding Bonds, Series 1998, Alabama Power Co. Project, 0.27%, 6/8/11	10,000	10,000
		30,000

Arizona – 1.8%

Arizona Board Regents Certificates Partnership VRDB (Wells Fargo Bank N.A. Gtd.), 0.19%, 6/8/11(1)	16,855	16,855

Arizona Health Facilities Authority Revenue VRDB, Series 2002, Health Facilities Royal Oaks Project (Bank of America N.A. LOC), 0.17%, 6/8/11	5,255	5,255

Arizona Health Facilities Authority Revenue VRDB, Series 2003B-1, The Terraces Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	2,040	2,040

Salt River Project Agricultural Improvement and Power District Electric Systems Revenue Bonds, Series 2006-14, CitiGroup Eagle, 0.18%, 6/8/11(1)	2,300	2,300
		26,450

California – 8.1%

ABAG Financial Authority for Nonprofit Corp. Revenue VRDB, Series 2009-D, Sharp Healthcare (Citibank N.A. LOC), 0.15%, 6/8/11	10,000	10,000

California Educational Facilities Authority Revenue VRDB, Series A, California Institute of Technology, 0.15%, 6/8/11	11,300	11,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

California – 8.1% – continued

California Municipal Finance Authority Revenue VRDB, Series C, Chevron USA Recovery Zone (Chevron Corp. Gtd.), 0.12%, 6/1/11	$6,400	$6,400

California State G.O. VRDB, Series 03 A-3 (Bank of Montreal LOC), 0.10%, 6/1/11	43,100	43,100

California State VRDB, Series A, Subseries A (Bank of America N.A. LOC), 0.18%, 6/8/11	15,000	15,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.19%, 6/8/11	5,290	5,290

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-B, Los Angeles County Museum Art (Union Bank N.A. LOC), 0.13%, 6/8/11	5,000	5,000

California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego (BNP Paribas LOC), 0.17%, 6/8/11	10,000	10,000

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC), 0.18%, 6/8/11	3,800	3,800

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander S.A. LOC), 0.27%, 6/8/11	900	900

California Statewide Communities Development Authority Revenue VRDB, Series D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.09%, 6/1/11	2,400	2,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

California – 8.1% – continued

Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series 2002, Grand Promenade Project (FHLMC Gtd.), 0.18%, 6/8/11	$500	$500

Los Angeles Department of Water and Power Revenue VRDB, Subseries 2002 A-2, Power Systems, 0.18%, 6/8/11	7,000	7,000
		120,690

Colorado – 1.5%

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.18%, 6/1/11	1,270	1,270

Colorado Educational and Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	4,655	4,655

Colorado Health Facilities Authority Revenue Refunding VRDB, Covenant Retirement (Bank of America N.A. LOC), 0.17%, 6/8/11	4,855	4,855

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace (U.S. Bank N.A. LOC), 0.15%, 6/8/11	2,105	2,105

Denver City and County Multifamily Housing Revenue VRDB, Series 1985, Ogden Residences Project (Credit Agricole LOC), 0.18%, 6/1/11	1,700	1,700

Mid-cities Metropolitan District No. 1 Special Revenue Refunding VRDB, Series B (BNP Paribas LOC), 0.18%, 6/8/11	4,000	4,000

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.38%, 6/8/11	200	200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Colorado – 1.5% – continued

Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC), 0.25%, 6/8/11	$4,100	$4,100
		22,885

Connecticut – 0.3%

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Pierce Memorial Baptist Home (Bank of America N.A. LOC), 0.16%, 6/8/11	1,995	1,995

Connecticut State Health and Educational Facilities Authority Revenue VRDB, Series 2008-E, Kent School (Bank of America N.A. LOC), 0.30%, 6/8/11	2,800	2,800
		4,795

Delaware – 0.9%

Delaware State EDA Revenue VRDB, Series A, Peninsula United (PNC Bancorp, Inc. LOC), 0.11%, 6/1/11	12,825	12,825

District of Columbia – 2.7%

District of Columbia G.O. TRANS, 2.00%, 9/30/11	11,000	11,059

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.18%, 6/8/11	1,200	1,200

District of Columbia Revenue VRDB, Series 2008, American Legacy Foundation, 0.17%, 6/8/11	6,000	6,000

District of Columbia Water and Sewer Authority Public Utility Revenue Bonds, Citicorp Eagle Trust 8121A (AGM Corp. Insured), 0.18%, 6/8/11(1)	7,000	7,000

Metropolitan Washington D.C. Airport Authority System Refunding VRDB, Series C-2 (Barclays PLC LOC), 0.16%, 6/8/11	15,000	15,000
		40,259

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Florida – 4.1%

Brevard County Health Facilities Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.19%, 6/8/11	$6,400	$6,400

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.18%, 6/8/11	1,000	1,000

Citizens Property Insurance Corp. Revenue Bonds, Series 2008A-1, 5.00%, 6/1/11	1,135	1,135

Florida Housing Financial Agency Revenue VRDB, Series 1988-B, Multifamily Housing Lakeside (FNMA Insured), 0.19%, 6/8/11	4,675	4,675

Highlands County Florida Health Facilities Authority Revenue VRDB, Series E, Hospital Adventist Health Systems (Credit Agricole LOC), 0.13%, 6/8/11	18,800	18,800

Highlands County Health Facilities Authority Revenue VRDB, Series D, Hospital Adventist Health Systems (Bank of America N.A. LOC), 0.17%, 6/8/11	7,965	7,965

Lee County IDA Health Care Facilities Revenue VRDB, Series 1999-B, Shell Point Village Project (Bank of America N.A. LOC), 0.18%, 6/8/11	2,035	2,035

Lee County IDA Health Care Facilities Revenue VRDB, Series 2002, Shell Point Village Project (Bank of America N.A. LOC), 0.18%, 6/8/11	4,820	4,820

Orange County Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional (BB&T Corp. LOC), 0.19%, 6/8/11	4,500	4,500

Volusia County IDA Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.19%, 6/8/11	9,200	9,200
		60,530

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Georgia – 5.1%

Fulton County Development Authority Revenue VRDB, Series 1999, Alfred and Adele Davis (BB&T Corp. LOC), 0.21%, 6/8/11	$11,245	$11,245

Fulton County Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project (Bank of Scotland Plc LOC), 0.16%, 6/8/11	185	185

Georgia Municipal Gas Authority Revenue Refunding Bonds, Gas Portfolio III, 2.00%, 11/16/11	2,175	2,189

Gwinnett County Development Authority Revenue VRDB, Nihan Hospitality LLC (U.S. Bank N.A. LOC), 0.13%, 6/8/11	16,000	16,000

Gwinnett County Water & Sewer Authority Revenue VRDB, 0.17%, 6/8/11(1)(2)	6,000	6,000

Macon Bibb County Industrial Authority Reform and Improvement Refunding VRDB, Series 2009, Bass-Sofkee, 0.19%, 6/8/11	10,900	10,900

Main Street National Gas, Inc., Revenue VRDB, Georgia Gas Project, 0.18%, 6/8/11	20,000	20,000

Smyrna Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project, (FNMA Gtd.), 0.18%, 6/8/11	10,020	10,020
		76,539

Illinois – 10.2%

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.14%, 6/1/11	11,480	11,480

City of Springfield Community Improvement Revenue VRDB, Series 2007A, Abraham Lincoln, (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	4,250	4,250

DuPage County Revenue VRDB, Benedictine University Building Project (U.S. Bancorp LOC), 0.15%, 6/8/11	6,820	6,820

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Illinois – 10.2% continued

Eclipse Funding Trust G.O. VRDB, Solar Eclipse Illinois (U.S. Bancorp LOC), 0.13%, 6/1/11(1)	$20,100	$20,100

Illinois Educational Facilities Authority Revenue Bonds, Illinois Institute of Technology Student Housing (Harris Bankcorp, Inc. LOC), 0.22%, 6/8/11	7,900	7,900

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium (FHLB of Boston LOC), 0.16%, 6/8/11	11,350	11,350

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University (PNC Bancorp, Inc. LOC), 0.16%, 6/8/11	8,500	8,500

Illinois Finance Authority Revenue VRDB, Northwestern University, 0.43%, 3/1/12	6,500	6,500

Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place (Bank of America N.A. LOC), 0.17%, 6/8/11	1,665	1,665

Illinois Finance Authority Revenue VRDB, Series B, Elmhurst Memorial Healthcare (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/1/11	14,000	14,000

Illinois Financial Authority Revenue VRDB, Series 2008, Marwen Foundation Project (The Bank of New York Mellon Corp. LOC), 0.33%, 6/8/11	5,080	5,080

Illinois Financing Authority Revenue VRDB, Mercy Alliance Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	7,465	7,465

Illinois Health Facilities Authority Revenue VRDB, Memorial Health Systems (JPMorgan Chase Bank N.A. LOC), 0.15%, 6/1/11	7,000	7,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1B (PNC Bancorp, Inc. LOC), 0.16%, 6/8/11	19,000	19,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Illinois – 10.2% – continued

Kane County Revenue VRDB, Series 1993, Glenwood School for Boys (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/11	$5,000	$5,000

Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum and Education, (Bank of America N.A. LOC), 0.18%, 6/8/11	9,500	9,500

Peoria IDR VRDB, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.40%, 6/8/11	395	395

Will County Revenue VRDB, Series 2004, Joliet Catholic Academy Project, (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	6,250	6,250
		152,255

Indiana – 1.9%

Indiana Board Bank Revenue Advance Funding Program Notes, Series A, 2.00%, 1/5/12	5,000	5,044

Indiana Finance Authority Hospital Revenue VRDB, Series 2008, Community Foundation of Northwest Indiana (Harris Bankcorp, Inc. LOC), 0.15%, 6/8/11	6,600	6,600

Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.20%, 6/8/11	16,045	16,045

Indiana Health Facility Financing Authority Revenue VRDB, Series 2000, Senior Living Greencroft Obligation Project (Bank of America N.A. LOC), 0.17%, 6/8/11	1,111	1,111
		28,800

Iowa – 1.3%

Des Moines, Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park (FHLB of Des Moines LOC), 0.20%, 6/8/11	6,000	6,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Iowa – 1.3% – continued

Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.14%, 6/1/11	$2,700	$2,700

Iowa Financial Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	8,000	8,000

Iowa Higher Education Loan Authority Revenue Private College VRDB, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	2,725	2,725
		19,425

Kentucky – 1.8%

Boone County Kentucky PCR Refunding VRDB, Duke Energy (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	6,000	6,000

Fort Mitchell League of Cities Funding Trust Revenue VRDB, Series 2002A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 6/8/11	1,750	1,750

Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Series 2008, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.19%, 6/8/11	4,015	4,015

Kentucky Rural Water Finance Corp. Revenue Bonds, Series C-1, Public Project, 1.50%, 12/1/11	8,500	8,536

Morehead League of Cities Revenue VRDB, Series 2004A, Trust Lease Program, (U.S. Bank N.A. LOC), 0.19%, 6/8/11	410	410

Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series B, (U.S. Bank N.A. LOC), 0.19%, 6/8/11	5,820	5,820
		26,531

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Maryland – 3.6%

Carroll County Maryland Revenue VRDB, Fairhaven & Copper (BB&T Corp. LOC), 0.17%, 6/8/11	$3,500	$3,500

County of Baltimore Multifamily Revenue Refunding VRDB, Series 2004-A, Housing Lincoln Woods Apartments (FNMA Insured), 0.18%, 6/8/11	8,194	8,194

Maryland State Community Development Administration Department of Housing and Community Development VRDB, Series 2008-F, Non-AMT Non-Ace Multifamily (FHLMC Insured), 0.19%, 6/8/11	3,100	3,100

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), 0.17%, 6/8/11	8,380	8,380

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.17%, 6/8/11	10,000	10,000

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (BB&T Corp. LOC), 0.19%, 6/8/11	7,500	7,500

Maryland State Health and Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems (Bank of Montreal LOC), 0.18%, 6/8/11	7,500	7,500

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.17%, 6/8/11	5,885	5,885
		54,059

Massachusetts – 1.1%

Massachusetts Bay Transportation, 0.32%, 6/9/11	5,500	5,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Massachusetts – 1.1% – continued

Massachusetts State Development Finance Agency Revenue VRDB, Masonic Nursing Home (M&T Bank Corp. LOC), 0.25%, 6/8/11	$10,005	$10,005

Massachusetts State Development Financial Agency Revenue VRDB, Series 2007, Seashore Point-Deaconess, Inc. (Banco Santander S.A. LOC), 0.27%, 6/8/11	785	785
		16,290

Michigan – 1.5%

Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	360	360

Kentwood Michigan Economic Development VRDB Holland, Series B (Bank of America N.A. LOC), 0.17%, 6/8/11	5,200	5,200

Kentwood Michigan Economic Development VRDB, Series B, Limited Obligation- Holland Home (Bank of America N.A. LOC), 0.17%, 6/8/11	935	935

Michigan Financial Authority, Series D-1, State Aid Notes, 2.00%, 8/19/11	3,000	3,008

Michigan Financial Authority, Series D-3, State Aid Notes, 2.00%, 8/22/11	5,000	5,018

Michigan State G.O. Bonds, Series 2010-A, 2.00%, 9/30/11	8,000	8,041
		22,562

Minnesota – 0.9%

Mankato Multifamily Revenue VRDB, Series 1997, Housing Highland Hills Project (Bank of America N.A. LOC), 0.15%, 6/1/11	6,100	6,100

Minnesota Rural Water Finance Authority Public Projects Construction Notes, 1.25%, 4/1/12	6,900	6,934
		13,034

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Mississippi – 2.2%

Jackson County Mississippi G.O. Refunding VRDB, Water System 0.40%, 8/1/11	$12,840	$12,840

Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Mississippi Health, 0.18%, 6/8/11	7,400	7,400

Mississippi Hospital Equipment and Facilities Authority Revenue VRDB, Series 1, North Mississippi, 0.18%, 6/8/11	11,785	11,785
		32,025

Missouri – 1.1%

Kansas City IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments Project (FHLMC LOC), 0.18%, 6/8/11	7,800	7,800

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.16%, 6/1/11	4,150	4,150

Missouri State Public Utilities Community Revenue Interim Construction Notes, 2.00%, 8/1/11	5,000	5,010
		16,960

Nevada – 0.2%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	2,700	2,700

New Hampshire – 0.9%

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004B, Kendal at Hanover (FHLB of Boston LOC), 0.20%, 6/8/11	2,275	2,275

New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2006, Tilton School (Banco Santander S.A. LOC), 0.36%, 6/8/11	3,350	3,350

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

New Hampshire – 0.9% – continued
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter (Bank of America N.A. LOC), 0.17%, 6/8/11	$7,025	$7,025
		12,650

New Jersey – 0.1%
New Jersey EDA Revenue VRDB, Series 2008-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/11	805	805

New York – 3.3%

New York City Municipal Water Financial Authority, Water and Sewer Systems Revenue VRDB, Series 2006 AA-3, 2nd General Resolution, 0.50%, 6/8/11	4,750	4,750

New York Liberty Development Corp. Liberty Revenue VRDB, Series A-2, World Trade Center (U.S. Treasury Escrowed), 0.35%, 2/1/12	30,000	30,000

New York Urban Development Corp. Revenue VRDB, Series A3A, 0.43%, 6/8/11	8,300	8,300

New York, Series I-8, New York City VRDB, 0.14%, 6/1/11	1,800	1,800
Ulster County IDA Civic Facility Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander S.A. LOC), 0.27%, 6/8/11	4,290	4,290
		49,140

North Carolina – 3.8%

BB&T Municipal Trust VRDB, Series 1016 (BB&T LOC), 0.26%, 6/8/11(1)(2)	17,845	17,845

North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2002, 1st Mortgage Southminster (Banco Santander S.A. LOC), 0.29%, 6/8/11	5,490	5,490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

North Carolina – 3.8% – continued

North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging (BB&T Corp. LOC), 0.19%, 6/8/11	$12,780	$12,780

North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 2009-B, Wakemed (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	9,400	9,400

Raleigh Durham Airport Authority Revenue Refunding VRDB, Series 2009C (FHLB LOC), 0.18%, 6/8/11	10,600	10,600
University of North Carolina Chapel Hill Revenue Refunding Bonds, Class 2005A, Citgroup Eagle-720053014, 0.18%, 6/8/11(1)	800	800
		56,915

Ohio – 1.9%

Cuyahoga County Ohio Revenue VRDB, Series B-1, Cleveland Clinic, 0.12%, 6/1/11	2,900	2,900

Cuyahoga County Ohio VRDB, Cleveland Clinic Health Systems, 0.30%, 7/1/11	10,000	10,000

Medina County Health Care Facilities Revenue VRDB, Series 2007-A, Southwest General Health Center (PNC Bancorp, Inc. LOC), 0.18%, 6/8/11	7,605	7,605

Warren County Health Care Facilities Revenue Improvement VRDB, Series 1998-B, Otterbein Homes (U.S. Bank N.A. LOC), 0.19%, 6/8/11	500	500
Washington County Hospital Revenue VRDB, Marietta Area Health Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	7,405	7,405
		28,410

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued
Oregon – 0.7%
Oregon State G.O. TANS, Series 2010, 2.00%, 6/30/11	$10,000	$10,013
Pennsylvania – 2.1%

Beaver County IDA PCR VRDB, Series B, First Energy Nuclear (Citibank N.A. LOC), 0.15%, 6/8/11	900	900

Berks County Municipal Authority Revenue VRDB, Series 2008-A, Phoebe-Devitt Homes Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	6,055	6,055

Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006, Asbury Obligated Group (KBC Groep N.V. LOC), 0.19%, 6/8/11	2,710	2,710

Delaware County Authority Revenue VRDB, Series 2006, Riddle Village Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	9,500	9,500

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.23%, 6/8/11	9,600	9,600
Ridley School District G.O. VRDB, Series 2009 (TD Banknorth, Inc. LOC), 0.19%, 6/8/11	2,800	2,800
		31,565
South Dakota – 0.3%
South Dakota Housing Development Authority VRDB, Series 2009-C, Homeownership Mortgage, 0.16%, 6/8/11	4,000	4,000
Tennessee – 3.8%

Blount County Public Building Authority VRDB, Local Government Public Improvement (BB&T Corp. LOC), 0.21%, 6/8/11	10,000	10,000

Blount County Public Building Authority VRDB, Series 2008 E-1-A, Local Government Public Improvement (BB&T Corp. LOC), 0.21%, 6/8/11	11,000	11,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued
Tennessee – 3.8% – continued

IDB Blount County and Cities Alcoa and Maryville VRDB, Series 2009-A, Local Government Improvement (BB&T Corp. LOC), 0.21%, 6/8/11	$11,875	$11,875

Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project (FHLB of Atlanta LOC), 0.18%, 6/8/11	100	100

Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Revenue Refunding VRDB, Series 2002, Multifamily Timberlake Project (FNMA Insured), 0.19%, 6/8/11	7,450	7,450

Sevier County Tennessee Public Building Authority Public Projects Construction Notes, Series B-3, 1.25%, 5/1/12	4,750	4,776

Sevierville Public Building Authority VRDB, Local Government Public Improvement (FHLB of Atlanta LOC), 0.18%, 6/8/11	8,700	8,700
Tennessee State Local Development Authority Revenue Student Loan Program, BANS (U.S. Treasury Escrowed), 2.00%, 6/24/11	2,150	2,152
		56,053
Texas – 12.8%

City of Houston, Texas (Barclays PLC LOC), 0.28%, 6/7/11	17,000	17,000

(Union Bank N.A. LOC), 0.22%, 6/2/11	20,000	20,000

Comal, Texas Independent School District G.O. Bonds, Series RR-II-R-11907, (Texas Permanent School Fund Gtd.), 0.18%, 6/8/11(1)	8,600	8,600

Garland, Texas Independent School District VRDB, Series B, School Building (Texas Permanent School Fund Insured), 0.35%, 6/7/11	5,100	5,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Texas – 12.8% – continued

HFDC Texas, Inc. Retirement Facility Revenue VRDB, Series 2006 C, Village Gleannloch Farms (Banco Santander S.A. LOC), 0.29%, 6/8/11	$2,400	$2,400

Houston Independent School District VRDB, Series 2004, Schoolhouse, 0.19%, 6/8/11	4,465	4,465

Katy Independent School District G.O. VRDB, Fort Bend, Harris and Waller Counties, Cash Building, 0.20%, 6/8/11	6,000	6,000

Mesquite Health Facilities Development Corp. Revenue VRDB, Series 2000-C, Retirement Facility (Bank of America N.A. LOC), 0.17%, 6/8/11	6,345	6,345

Nueces County Health Facilities Development Corp. Revenue VRDB Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/11	7,500	7,500

Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-C, Motiva Enterprises (Motiva Gtd.), 0.12%, 6/1/11	9,500	9,500

Port Arthur Navy District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA, 0.19%, 6/8/11	12,500	12,500

Port Arthur Navy District of Environmental Facilities Revenue VRDB, Series E, Motiva Enterprises, 0.12%, 6/1/11	9,100	9,100

Port Arthur Texas Navy District, Industrial Development Corp., Exempt Facilities Revenue VRDB, Series A, Total Petrochemicals, 0.19%, 6/8/11	33,500	33,500

Princeton Independent School District G.O. Bonds, Soc Gen Series 2003 SGB 41 (Texas PSF), 0.17%, 6/8/11(1)	4,750	4,750

San Antonio Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.18%, 6/8/11	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Texas – 12.8% – continued
Texas State Revenue Bonds, TANS, Series C, 2.00%, 8/31/11	$34,300	$34,440
		191,200

Utah – 1.0%

Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.24%, 6/8/11	6,100	6,100

Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I, 0.18%, 6/8/11	4,800	4,800
Utah Water Financial Agency Revenue VRDB, Series 2008-B, 0.18%, 6/8/11(1)	3,900	3,900
		14,800

Virginia – 3.0%

Albemarle County Virginia Economic Development Hospital Revenue VRDB, Series C, Martha Jefferson Hospital (Wells Fargo Bank N.A. LOC), 0.14%, 6/1/11	16,165	16,165

Charlottesville IDA Educational Facilities Revenue VRDB, Series 2006-A, University of Virginia Foundation Projects (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	6,925	6,925

Fairfax County EDA Revenue Refunding VRDB, Retirement-Greenspring (Wachovia Bank N.A. LOC), 0.17%, 6/8/11	10,130	10,130
Virginia Commonwealth University Health Systems Authority Revenue VRDB, General Series 2008-C (BB&T Corp. LOC), 0.11%, 6/1/11	11,850	11,850
		45,070

Washington – 1.7%

Washington State Health Care Facilities Authority Revenue VRDB, Series B, Swedish Health Services (Citibank N.A. LOC), 0.16%, 6/8/11	4,400	4,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued
Washington – 1.7% – continued

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.21%, 6/8/11	$6,000	$6,000

Washington State Housing Financial Commission Nonprofit Housing Revenue VRDB, Series 2000, Living Care Center Project (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/11	1,945	1,945

Washington State Housing Financial Community Nonprofit Revenue Refunding VRDB, Series 2004, Hearthstone Project (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	10,490	10,490

Washington State Housing Financial
Community Nonprofit Revenue VRDB, Series 2003, Gonzaga Preparatory School Project (Bank of America N.A. LOC), 0.28%, 6/8/11	1,875	1,875
		24,710
Wisconsin – 5.2%

La Crosse Development Revenue VRDB, Series 2008, University Wisconsin - La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/11	600	600

Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series B, Glenridge Palmer Ranch (Bank of Scotland PLC LOC), 0.13%, 6/1/11	5,000	5,000

Public Finance Authority Wisconsin Continuing Care Retirement Community Revenue VRDB, Series C, Glenridge Palmer Ranch (Bank of Scotland PLC LOC), 0.13%, 6/1/11	7,000	7,000

Wisconsin Health and Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	7,500	7,500

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	2,225	2,225

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued
Wisconsin – 5.2% – continued

Wisconsin Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	$8,165	$8,165

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2008-A, Prohealth Care, Inc. (U.S. Bank N.A. LOC), 0.14%, 6/1/11	6,000	6,000

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries (U.S. Bank N.A. LOC), 0.15%, 6/8/11	4,800	4,800

Wisconsin Health and Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	7,900	7,900

Wisconsin Rural Water Construction Loan Program, Community Revenue BANS, 1.50%, 11/1/11	9,150	9,186

Wisconsin School Districts Cash Flow Administration Program TRANS, Series 2010-A, 1.25%, 10/17/11	5,100	5,115

Wisconsin School Districts Cash Flow Administration Program, Series 2010-B, 1.25%, 10/17/11	4,500	4,514
Wisconsin State G.O. Bonds TRANS, Series 2010, Operating Note, 2.00%, 6/15/11	10,000	10,006
		78,011
Wyoming – 0.1%
Platte County PCR VRDB, Tri-State Generation and Transmission (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.26%, 6/1/11	1,000	1,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX - EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 93.5% – continued

Municipal States Pooled Securities – 0.5%
BB&T Municipal Trust Various States VRDB, Series 1007 (BB&T LOC), 0.26%, 6/8/11(1)	$7,670	$7,670
Total Municipal Investments
(Cost $1,391,626)		1,391,626

Total Investments – 93.5%
(Cost $1,391,626) (3)		1,391,626
Other Assets less Liabilities – 6.5%		97,010
NET ASSETS – 100.0%		$1,488,636

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is deter- mined by valuations supplied by a pricing service or brokers, or, if not avail able, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $23,845,000 or 1.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	AQUISITION AND ENFORCEABLE DATE	AQUISITION COST (000s)
BB&T Municipal Trust VRDB, Series 1016, 0.26%, 6/8/11	4/14/11	$17,845
Gwinnett County Water & Sewer Authority Revenue VRDB, 0.17%, 6/8/11	2/25/11	6,000

(3)	The cost for federal income tax purposes was $1,391,626.

Percentages shown are based on Net Assets

At May 31, 2011, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and
Solid Waste Management	11.7%
Educational Services	9.9
Executive, Legislative and General Government	18.5
General Medical & Surgical Hospitals, Nursing and Personal Care	12.4
Health Services and Residential Care	15.9
Urban and Community Development,
Housing Programs and Social Services	10.9
All other sectors less than 5%	20.7

Total	100.0%

At May 31, 2011, the maturity analysis for the Tax-Exempt Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	33.7%
2 – 15 Days	53.4
16– 30 Days	0.8
31– 60 Days	0.7
61– 97 Days	4.6
98– 180 Days	2.7
181– 270 Days	2.9
271+ Days	1.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio	$ –	$1,391,626 (1)	$ –	$1,391,626

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9%

Alabama – 0.7%

Mobile Alabama Downtown Redevelopment Authority Gulf Opportunity Zone Revenue VRDB, Series A, Austal USA LLC Project (National Australia Bank Ltd. LOC), 0.16%, 6/8/11	$16,500	$16,500

Taylor-Ryan Improvement District No. 2 VRDB, Series 2005, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	11,800	11,800
West Jefferson IDB PCR Refunding VRDB, Series 1998, Alabama Power Co. Project, 0.27%, 6/8/11	10,000	10,000
		38,300

Arizona – 1.9%

Apache County IDA Revenue VRDB, Series 1983- A, Tucson Electric Power Project (U.S. Bancorp LOC), 0.16%, 6/8/11	25,425	25,425

Arizona Health Facilities Authority Revenue Refunding VRDB, Series 2007, The Terraces Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	11,600	11,600

Arizona Health Facilities Authority Revenue VRDB, Series 2002, Health Facilities Royal Oaks Project (Bank of America N.A. LOC), 0.17%, 6/8/11	10,885	10,885

Arizona Health Facilities Authority Revenue VRDB, Series 2003 B-1, The Terraces Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	6,865	6,865

Arizona Health Facilities Authority Revenue VRDB, Series 2003 B-2, The Terraces Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	1,915	1,915

Arizona Health Facilities Authority Revenue VRDB, Series 2008-B, Banner Health (Bank of Nova Scotia LOC), 0.15%, 6/8/11	8,520	8,520

Arizona Health Facilities Authority Revenue VRDB, Series 2009-F, Catholic West Loan Program (Citibank N.A. LOC), 0.16%, 6/8/11	7,700	7,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Arizona – 1.9% – continued

Arizona Health Facilities Authority Senior Living Revenue VRDB, Royal Oaks Life Care Community (Bank of America N.A. LOC), 0.17%, 6/8/11	$8,285	$8,285

Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.18%, 6/8/11	7,330	7,330
Yuma Arizona IDA Hospital Revenue VRDB, Series 2008, Yuma Regional Medical Center (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/11(1)	23,600	23,600
		112,125

Arkansas – 0.1%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Northwest Arkansas Community (FHLB of Dallas LOC), 0.18%, 6/8/11	7,385	7,385

California – 3.1%

California Municipal Finance Authority Revenue VRDB, Series C, Chevron USA Recovery Zone (Chevron Corp. Gtd.), 0.12%, 6/1/11	800	800

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project (Wells Fargo Bank N.A. LOC), 0.19%, 6/8/11	12,500	12,500

California State G.O. VRDB, Series C-4 (Citibank N.A. LOC), 0.17%, 6/8/11	16,000	16,000

California State VRDB, Series A Subseries A (Bank of America N.A. LOC), 0.18%, 6/8/11	5,000	5,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-A, Claremont Villas (FHLB of San Francisco LOC), 0.19%, 6/8/11	1,885	1,885

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 3.1% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.19%, 6/8/11	$5,000	$5,000

California Statewide Communities Development Authority Multifamily Housing Revenue , Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.21%, 6/8/11	9,450	9,450

California Statewide Communities Development Authority Revenue Refunding VRDB, Series 2008-B, Los Angeles County Museum Art (Union Bank N.A. LOC), 0.13%, 6/8/11	5,000	5,000

California Statewide Communities Development Authority Revenue VRDB, Series 1995, COPS Covenant Retirement Communities, Inc. (Bank of America N.A. LOC), 0.15%, 6/8/11	3,700	3,700

California Statewide Communities Development Authority Revenue VRDB, Series 2006, Amern Baptist Homes West (Bank of America N.A. LOC), 0.18%, 6/8/11	3,500	3,500

California Statewide Communities Development Authority Revenue VRDB, Series 2007-A, Sweep Loan Program (Citibank N.A. LOC), 0.15%, 6/8/11	1,900	1,900

California Statewide Communities Development Authority Revenue VRDB, Series 2007-B, Front Porch Communities (Banco Santander S.A. LOC), 0.27%, 6/8/11	13,900	13,900

California Statewide Communities Development Authority Revenue VRDB, Series D, Rady Children’s Hospital (Wachovia Bank N.A. LOC), 0.09%, 6/1/11	1,780	1,780

Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999-A, Serramonte Del Ray (FNMA Gtd.), 0.18%, 6/8/11	8,730	8,730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 3.1% – continued

Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue Bonds, Series A (Assured Guaranty Corp., Insured), 0.38%, 6/8/11(1)	$1,285	$1,285

Grand Terrace California Community Redevelopment Agency Multifamily Housing Revenue VRDB, Series A, Mt. Vernon Villas (FNMA LOC), 0.15%, 6/8/11	7,470	7,470

Northern California Power Agency Revenue Refunding VRDB, Series 2008-A, Hydroelectric Project 1 (Dexia Credit Local LOC), 0.55%, 6/8/11	5,900	5,900

Orange County California Apartment Development Revenue Refunding VRDB, Larkspur Canyon Apartments (FNMA LOC), 0.15%, 6/8/11	7,435	7,435

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Series 1998 I, Oasis Martinique (FNMA Gtd.), 0.18%, 6/8/11	34,860	34,860

Riverside County California COPS Aces VRDB, Series B, Riverside County Public Facilities Porject (State Street Corp. LOC), 0.16%, 6/8/11	1,100	1,100

Riverside County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series C, Tyler Springs Apartments (FNMA Gtd.), 0.17%, 6/8/11	750	750

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.18%, 6/8/11	6,900	6,900

Sacramento County California Sanitation District Financing Authority Revenue Refunding VRDB, Series E, Sub Lien-Sanitation District (U.S. Bank N.A. LOC), 0.14%, 6/8/11	9,700	9,700

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

California – 3.1% – continued

San Bernardino County California Flood Control District Judgment Obligation Refunding VRDB (UBS A.G. LOC), 0.12%, 6/8/11	$6,600	$6,600

San Francisco California City & County Apartments Community (AMT), Series 2010 A-2, International Apartment Revenue Refunding VRDB (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	200	200

San Francisco California City & County Finance Corp. Lease Revenue Refunding VRDB, Series 2008-1, Moscone Center (Bank of America N.A. LOC), 0.15%, 6/8/11	5,675	5,675
San Jose California Multifamily Housing Revenue Refunding VRDB, Series A, Kimberly Woods Apartments (FHLMC LOC), 0.14%, 6/8/11	2,000	2,000
		179,020

Colorado – 2.4%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.17%, 6/8/11	200	200

Base Village Metropolitan District No. 2 Colorado G.O. Revenue VRDB, Series 2008-B (U.S. Bank N.A. LOC), 0.20%, 6/8/11	6,510	6,510

Castle Pines North Finance Corp. Colorado COPS VRDB, Series 2009 (Wells Fargo Bank N.A. LOC), 0.25%, 6/8/11	8,320	8,320

Castle Pines North Metropolitan District Colorado G.O. Refunding VRDB, Series 2006-C (U.S. Bank N.A. LOC), 0.25%, 6/8/11	1,005	1,005

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2005, Bear Creek School Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	6,405	6,405

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Colorado – 2.4% – continued

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2006, Presentation School (U.S. Bank N.A. LOC), 0.15%, 6/8/11	$7,250	$7,250

Colorado Educational & Cultural Facilities Authority Revenue VRDB, Valor Christian Schools Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	20,000	20,000

Colorado Educational & Cultural Facilities Authority Revenue VRDN, Immanuel Lutheran School Project (Bank of America N.A. LOC), 0.18%, 6/1/11	5,065	5,065

Colorado Educational and Cultural Facilities Authority Revenue VRDN, Concordia University Irvine Project (U.S. Bank N.A. LOC), 0.18%, 6/1/11	3,750	3,750

Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.18%, 6/8/11	1,500	1,500

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.25%, 6/8/11	6,420	6,420

Colorado Health Facilities Authority Revenue VRDB, Series 2008, Fraiser Meadows Community Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	2,700	2,700

Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity, 0.19%, 6/8/11	2,300	2,300

Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2, 0.20%, 6/8/11	14,300	14,300

Colorado Housing & Financial Authority SFM VRDB, Series 2002-C1-A3, 0.19%, 6/8/11	885	885

Denver City and County Multifamily Housing Revenue VRDB, Series 1985, Ogden Residences Project (Credit Agricole Corp. & Investment Bank LOC), 0.18%, 6/1/11	4,300	4,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Colorado – 2.4% – continued

Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series 2008 A-2, Stapleton (U.S. Bank N.A. LOC), 0.19%, 6/8/11	$780	$780

Larkridge Metropolitan District No. 1 Colorado VRDB, Series 2004 (U.S. Bank N.A. LOC), 0.18%, 6/8/11	9,790	9,790

Traer Creek Metropolitan District Colorado Revenue VRDB, Series 2002, Avon (BNP Paribas LOC), 0.38%, 6/8/11	8,230	8,230

Traer Creek Metropolitan District Revenue VRDB, Series 2004 (BNP Paribas LOC), 0.38%, 6/8/11	12,000	12,000
Westminster EDA Tax Increment Revenue Refunding VRDB, Series 2009, Mandalay Gardens (U.S. Bank N.A. LOC), 0.25%, 6/8/11	13,900	13,900
		135,610

Connecticut – 0.1%

Connecticut State Development Authority Revenue Refunding VRDB, Pierce Memorial Baptist (Bank of America N.A. LOC), 0.16%, 6/8/11	2,640	2,640
Connecticut State HFA VRDB, Cil Realty, Inc. (HSBC Bank USA N.A. LOC), 0.19%, 6/8/11	4,400	4,400
		7,040

District of Columbia – 1.6%

District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.18%, 6/8/11 (1)	16,370	16,370

District of Columbia G.O. TRANS, 2.00%, 9/30/11	25,000	25,134

District of Columbia Hospital Revenue Bonds, Children’s Hospital Obligation (Assured Guaranty Corp., Insured), 0.33%, 6/8/11 (1)	17,585	17,585

District of Columbia Revenue VRDB, Series 2001, Henry J. Kaiser Foundation, 0.18%, 6/8/11	4,700	4,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

District of Columbia – 1.6% – continued

District of Columbia Revenue VRDB, Series 2003, American Psychiatric Association (Bank of America N.A. LOC), 0.28%, 6/8/11	$2,040	$2,040

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy (M&T Bank Corp. LOC), 0.23%, 6/8/11	9,150	9,150
District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.19%, 6/8/11	18,800	18,800
		93,779

Florida – 7.5%

Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project (Citibank N.A. LOC), 0.17%, 6/8/11	10,220	10,220

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.18%, 6/8/11	21,770	21,770

Citizens Property Insurance Corp. of Florida Revenue Bonds, Series 2008 A-1 5.00%, 6/1/11	13,000	13,000

Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	10,000	10,000

Eclipse Funding Trust G.O. VRDB, Solar Eclipse Miami (U.S. Bank N.A. LOC), 0.13%, 6/1/11 (1)	8,415	8,415

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Series B, Azalea Trace Inc. (Bank of America N.A. LOC), 0.10%, 6/1/11	3,000	3,000

Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985 (FHLMC Gtd.), 0.19%, 6/8/11	4,100	4,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 7.5% – continued

Florida Housing Finance Agency Multifamily River Oaks VRDB, Series 1985 (FHLMC Insured), 0.19%, 6/8/11	$6,200	$6,200

Florida Housing Finance Agency Multifamily VRDB, Housing Country Club (FHLMC Insured), 0.18%, 6/8/11	8,500	8,500

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.18%, 6/8/11	7,055	7,055

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments (FHLMC Insured), 0.18%, 6/8/11	16,910	16,910

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage-Maitland Apartments (FHLMC Gtd.), 0.18%, 6/8/11	18,775	18,775

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.17%, 6/8/11	7,325	7,325

Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay 0.17%, 6/8/11(1)	10,000	10,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2005-I, Hospital Adventist Health Systems 0.15%, 6/8/11	7,500	7,500

Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health Systems, 0.15%, 6/8/11	10,000	10,000

Highlands County Florida Health Facilities Authority Revenue VRDB, Series B, Hospital Adventist Health Systems (Harris Bancorp, Inc. LOC), 0.15%, 6/8/11	11,520	11,520

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 7.5% – continued

Highlands County Florida Health Facilities Authority Revenue VRDB, Series E, Hospital Adventist Health Systems (Credit Agricole Corp. & Investment Bank LOC), 0.13%, 6/8/11	$9,400	$9,400

Jacksonville Electric Authority VRDB, 0.29%, 6/6/11	46,000	46,000

Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (BB&T Co. LOC), 0.20%, 6/8/11	14,155	14,155

Jacksonville Florida Transportation Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	39,000	39,000

JEA, Florida Electric System Revenue VRDB, Series A, Sub-Electric Systems (Bank of Montreal LOC), 0.15%, 6/8/11	18,225	18,225

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.19%, 6/8/11	11,485	11,485

Lee County IDA Health Care Facilities Revenue VRDB, Series 1999-B, Shell Point Village Project (Bank of America N.A. LOC), 0.18%, 6/8/11	6,575	6,575

Lee County IDA Health Care Facilities Revenue VRDB, Series 2002, Shell Point Village Project (Bank of America N.A. LOC), 0.18%, 6/8/11	1,565	1,565

Miami-Dade County Florida Health Facilities Authority Hospital Revenue VRDB, Series 2006 B-2, Miami Children’s Hospital Project (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	18,925	18,925

Orlando Florida Utilities Community Utility System Revenue VRDB, Series 2, 0.15%, 6/8/11	10,000	10,000

Palm Beach County Florida Solid Waste Authority Revenue VRDB (U.S. Treasury Escrowed), 1.00%, 1/12/12	40,000	40,142

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Florida – 7.5% – continued

St. Petersburg Florida Health Facilities Authority Revenue VRDB, Series 2005 A-1, Children’s Hospital (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	$4,500	$4,500

Sunshine State Governmental Financing Community Florida Revenue VRDB, Series A, Miami Dade County Program (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	35,500	35,500
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments (FNMA Insured), 0.21%, 6/8/11	5,045	5,045
		434,807

Georgia – 2.1%

Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-A, Huntington Woods (AGM Corp. Insured), 0.94%, 6/8/11	7,530	7,530

Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-E, Chateau Forest Airports (AGM Corp. Insured), 0.94%, 6/8/11	7,160	7,160

Clayton County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1990-F, Ten Oaks Apartments (AGM Corp. Insured), 0.94%, 6/8/11	6,280	6,280

Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.18%, 6/8/11	1,655	1,655

Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (BB&T Co. LOC), 0.21%, 6/8/11	12,700	12,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Georgia – 2.1% – continued

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.18%, 6/8/11	$5,290	$5,290

DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA) 0.19%, 6/8/11	100	100

Georgia Municipal Gas Authority, Gas Revenue Refunding Bonds, Gas Portfolio III, 2.00%, 11/16/11	16,000	16,110

Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.19%, 6/8/11	7,400	7,400

Main Street National Gas, Inc., Revenue VRDB, Georgia Gas Project, 0.18%, 6/8/11	10,000	10,000

Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen (FHLMC Insured), 0.20%, 6/8/11	6,665	6,665

Richmond County Georgia Development Authority Revenue VRDB, Series 2008-A, MCG Health, Inc. Project (UBS A.G. LOC), 0.20%, 6/8/11	30,225	30,225

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.18%, 6/8/11	5,550	5,550

Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 2002, Housing Chambrel Roswell (FNMA Gtd.), 0.18%, 6/8/11	3,780	3,780
Smyrna Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.18%, 6/8/11	1,350	1,350
		121,795

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Hawaii – 0.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu (U.S. Bank N.A. LOC), 0.17%, 6/8/11 (1)	$4,215	$4,215
Hawaii St. Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.16%, 6/8/11	5,200	5,200
		9,415

Idaho – 0.4%

Idaho Health Facilities Authority Revenue VRDB, Series 2009-A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/11	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	4,700	4,700
		23,700

Illinois – 8.4%

Aurora Illinois VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	3,210	3,210

Bridgeview, Illinois G.O. Refunding VRDB, Series 2008 A-2 (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/11	17,500	17,500

Chicago G.O. Refunding VRDB, Series 2007-E, 0.32%, 6/1/11	20,610	20,610

Chicago G.O. VRDB, Series 21-B-3, Neighborhoods Alive (Bank of America N.A. LOC), 0.14%, 6/1/11	5,880	5,880

Chicago G.O. VRDB, Series 21-B-4, Neighborhoods Alive (The Bank of New York Mellon Corp. LOC), 0.11%, 6/1/11	7,100	7,100

Chicago Transit Authority COPS (Assured Guaranty Corp., Insured), 0.38%, 6/8/11 (1)	5,670	5,670

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 8.4% – continued

DuPage County Illinois Educational Facility Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.15%, 6/8/11	$6,600	$6,600

Eclipse Funding Trust G.O. VRDB, Solar Eclipse Illinois (U.S. Bancorp LOC), 0.13%, 6/1/11 (1)	19,900	19,900

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc., Project (Comerica Bank LOC), 0.19%, 6/8/11	7,985	7,985

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	6,755	6,755

Illinois Development Finance Authority Revenue VRDB, Series 1998, Glenwood School For Boys (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/11	1,800	1,800

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	845	845

Illinois Development Financial Authority Revenue VRDB, Series B, Evanston Northwestern, 0.14%, 6/1/11	4,715	4,715

Illinois Educational Facilities Authority Revenue VRDB, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.24%, 6/8/11	8,890	8,890

Illinois Educational Facilities Authority Revenue VRDB, Series 1999-A, National Louis University (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/11	10,800	10,800

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.19%, 6/8/11	6,390	6,390

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 8.4% – continued

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.44%, 5/3/12	$20,265	$20,265

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium (FHLB of Boston LOC), 0.16%, 6/8/11	15,100	15,100

Illinois Finance Authority Educational Facility Revenue VRDB, Series 2007, Erikson Institute Project (Bank of America N.A. LOC), 0.33%, 6/8/11	6,000	6,000

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project (FHLMC LOC), 0.25%, 6/8/11	5,100	5,100

Illinois Finance Authority PCR Refunding VRDB, Series D, Commonwealth Edison (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	26,600	26,600

Illinois Finance Authority Revenue VRDB, Easter Seals Metropolitan Chicago (Harris Bankcorp, Inc. LOC), 0.21%, 6/8/11	7,700	7,700

Illinois Finance Authority Revenue VRDB, Mercy Alliance Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	7,470	7,470

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project (Harris Bankcorp, Inc. LOC), 0.22%, 6/8/11	5,900	5,900

Illinois Finance Authority Revenue VRDB, Series 2005, Joan W. & Irving B. Dance Project (Bank of America N.A. LOC), 0.22%, 6/8/11	7,800	7,800

Illinois Finance Authority Revenue VRDB, Series 2006-B, Loyola University Health Systems (Harris Bankcorp, Inc. LOC), 0.15%, 6/8/11	22,000	22,000

Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.20%, 6/8/11	11,100	11,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 8.4% – continued

Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.22%, 6/8/11	$3,000	$3,000

Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/11	5,000	5,000

Illinois Finance Authority Revenue VRDB, Series 2009-E-2, University of Chicago Medical (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/1/11	10,000	10,000

Illinois Finance Authority Revenue VRDB, Series A, Franciscan Communities (Bank of America N.A. LOC), 0.20%, 6/8/11	7,690	7,690

Illinois Finance Authority Revenue VRDB, Series C, Clare Oaks (Banco Santander S.A. LOC), 0.29%, 6/8/11	10,680	10,680

Illinois Finance Authority Revenue VRDB, Series D8, Literature Research Institute (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	6,505	6,505

Illinois Finance Authority Revenue, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.20%, 6/8/11	9,000	9,000

Illinois Health Facilities Authority Revenue Refunding Bonds, Series 1996-B, Franciscan Eldercare (Bank of America N.A. LOC), 0.21%, 6/8/11	4,050	4,050

Illinois Health Facilities Authority Revenue VRDB, Memorial Health Systems (JPMorgan Chase Bank N.A. LOC), 0.15%, 6/1/11	19,965	19,965

Illinois Municipal Electric Agency Power Supply (Wells Fargo & Co. Gtd.), 0.18%, 6/8/11 (1)	16,105	16,105

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1A (Citibank N.A. LOC), 0.18%, 6/8/11	30,000	30,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Illinois – 8.4% – continued

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1B (PNC Bancorp, Inc. LOC), 0.16%, 6/8/11	$10,000	$10,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D (Wachovia Bank N.A. LOC), 0.17%, 6/8/11	12,500	12,500

Illinois State Toll Highway, Authority Toll Highway Revenue Refunding VRDB, Series A-1B (AGM Corp. Insured), 0.23%, 6/8/11	50,000	50,000

Kane County Revenue Bonds, Series A-1B, Glenwood School For Boys (Harris Bankcorp Inc. LOC), 0.20%, 6/8/11	2,200	2,200

Lake County Illinois Multifamily Housing Revenue VRDB, Series 2008, Whispering Oaks Apartments Project (FHLMC Gtd.), 0.17%, 6/8/11	3,250	3,250

Morton Grove Cultural Facility Revenue VRDB, Series 2006, Holocaust Museum and Education (Bank of America N.A. LOC), 0.18%, 6/8/11	4,750	4,750
University Illinois University Revenues VRDB, Series 2008, Auxiliary Facilities Systems, 0.20%, 6/8/11	11,865	11,865
		486,245

Indiana – 1.9%

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.19%, 6/8/11	8,000	8,000

Indiana Board Bank Revenue Advance Funding Program Notes, Series A 2.00%, 1/5/12	15,000	15,131

Indiana Finance Authority Health System Revenue VRDB, Series 2008-G, Sisters St. Francis Health (Wells Fargo Bank N.A. LOC), 0.15%, 6/8/11	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Indiana – 1.9% – continued

Indiana Health & Educational Facility Financing Authority Hospital Revenue, Series 2005-A, Howard Regional Health System Project (Comerica Bank LOC), 0.16%, 6/1/11	$10,000	$10,000

Indiana Health Facility Financing Authority Revenue VRDB, Series 2001, Franciscan Eldercare Project (Bank of America N.A. LOC), 0.20%, 6/8/11	275	275

Indiana Health Facility Financing Authority Revenue VRDB, Series 2002-B, Fayette Memorial Hospital Association (U.S. Bank N.A. LOC), 0.14%, 6/1/11	5,790	5,790

Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.16%, 6/8/11	12,280	12,280

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association (Wells Fargo Bank N.A. LOC), 0.78%, 6/8/11	2,600	2,600

Indiana State Finance Authority Revenue VRDB, Series B, Educational Facilities, Depauw University Project (PNC Bancorp, Inc. LOC), 0.18%, 6/8/11	8,300	8,300

Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.18%, 6/8/11	13,300	13,300

Lawrenceburg Indiana PCR Refunding, Series H, Indiana Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.18%, 6/8/11	6,000	6,000

Lawrenceburg Industrial PCR Refunding VRDB, Series I, Industrial Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.16%, 6/8/11	1,300	1,300

RBC Municipal Products, Inc., Series E-23, (Royal Bank of Canada LOC), 0.18%, 6/8/11 (1)(2)	8,500	8,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Indiana – 1.9% – continued
Vincennes, Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/11	$1,700	$1,700
		108,176

Iowa – 1.2%

Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project (U.S. Bancorp LOC), 0.14%, 6/1/11	5,420	5,420

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.18%, 6/8/11	6,100	6,100

Iowa Finance Authority Retirement Community Revenue VRDB, Series 2007-C, Edgewater A. Wesley (Banco Santander S.A. LOC), 0.29%, 6/8/11	20,000	20,000

Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.14%, 6/1/11	4,205	4,205

Iowa Financial Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	6,500	6,500

Iowa Higher Education Loan Authority Revenue Private College VRDB, Series 2002, Luther College Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	10,910	10,910

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project (U.S. Bank N.A. LOC), 0.14%, 6/1/11	3,425	3,425

Iowa Higher Education Loan Authority Revenue VRDB, Series 2000, Private College, Facility Loras College Project (Bank of America N.A. LOC), 0.13%, 6/1/11	6,600	6,600

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Iowa – 1.2% – continued
Iowa Higher Education Loan Authority Revenue VRDB, Series 2003, Private College, Des Moines (U.S. Bancorp LOC), 0.14%, 6/1/11	$3,895	$3,895
		67,055

Kansas – 1.0%

Kansas St. Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.18%, 6/8/11	14,800	14,800

Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments (Wells Fargo Bank N.A. LOC), 0.22%, 6/8/11	23,750	23,750

Kansas State Development Financial Authority Hospital Revenue VRDB, Series 2004-C, Adventist Health-Sunbelt (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/8/11	10,000	10,000
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC Gtd.), 0.18%, 6/8/11	7,780	7,780
		56,330

Kentucky – 1.9%

Boone County Kentucky PCR Refunding VRDB, Duke Energy (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	2,720	2,720

Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 6/8/11	6,600	6,600

Jefferson County Kentucky Multifamily Revenue Refunding VRDB, Series 2002, Camden Brookside Project (FNMA Insured), 0.19%, 6/8/11	8,900	8,900

Jefferson County Kentucky Multifamily Revenue Refunding VRDB, Series 2002, Housing Camden Meadows Project (FNMA Insured), 0.19%, 6/8/11	8,200	8,200

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Kentucky – 1.9% – continued

Kentucky Economic Development Finance Authority Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.17%, 6/8/11	$8,335	$8,335

Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (BB&T Co. LOC), 0.20%, 6/8/11	17,100	17,100

Morehead League of Cities Funding VRDB, Series 2004-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.19%, 6/8/11	8,613	8,613

Pendleton County Kentucky Multi-County Lease Revenue VRDB, Kentucky Associate Counties Leasing Program (JPMorgan Chase Bank N.A. LOC), 0.40%, 8/15/11	38,000	38,000

Warren County Kentucky Hospital Revenue Refunding VRDB, Series 2008, Bowling Green-Warren (Assured Guaranty Corp., Insured), 0.26%, 6/8/11	7,855	7,855
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.19%, 6/8/11	4,200	4,200
		110,523

Louisiana – 2.4%

Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar (FHLB of Atlanta LOC), 0.18%, 6/8/11	17,000	17,000

Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University (AGM Corp. Gtd.), 0.28%, 6/8/11	12,380	12,380

Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.20%, 6/8/11	10,635	10,635

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Louisiana – 2.4% – continued

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.19%, 6/8/11	$8,000	$8,000

Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic (FHLB of Atlanta LOC), 0.18%, 6/8/11	21,300	21,300

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.19%, 6/8/11	8,900	8,900

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB (FHLB LOC), 0.18%, 6/8/11	8,900	8,900

St. James Parish Louisiana PCR Refunding VRDB, Series B, Texaco Project, 0.05%, 6/1/11	19,620	19,620
St. James Parish Louisiana Revenue VRDB, Nucor Steel LLC Project, 0.20%, 6/8/11	31,000	31,000
		137,735

Maryland – 1.8%

Maryland State Community Development Administration Department Housing & Community Development VRDB, Series 2008-G, Multifamily Kirkwood Housing (FHLMC LOC), 0.19%, 6/8/11	8,000	8,000

Maryland State Community Development Administration Department Housing & Community Development VRDB, Series 2009-A, Multifamily Development Sharp Apartments (FHLMC Insured), 0.17%, 6/8/11	16,950	16,950

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding VRDB, Series 2005-B, Adventist Healthcare (M&T Bank Corp. LOC), 0.17%, 6/8/11	13,700	13,700

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare (M&T Bank Corp. LOC), 0.17%, 6/8/11	6,925	6,925

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Maryland – 1.8% – continued

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare (Bank of America N.A. LOC), 0.17%, 6/8/11	$100	$100

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008, Frederick Memorial Hospital (BB&T Co. LOC), 0.19%, 6/8/11	15,000	15,000

Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-B, Upper Chesapeake Hospital (BB&T Co. LOC), 0.19%, 6/8/11	17,005	17,005

Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.17%, 6/8/11	840	840
Prince Georges County Maryland Revenue Refunding VRDB, Series A, Collington Episcopal (Bank of America N.A. LOC), 0.17%, 6/8/11	23,800	23,800
		102,320

Massachusetts – 2.5%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (Assured Guaranty Corp., Insured), 0.17%, 6/8/11 (1)	8,739	8,739

Massachusetts Bay Transportation, Series A 0.32%, 6/9/11	23,125	23,125

Massachusetts State Development Finance Agency Revenue VRDB, Edgewood Retirement Community (Bank of America N.A. LOC), 0.17%, 6/8/11	5,000	5,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2003, Phillips Academy, 0.14%, 6/8/11	9,600	9,600

Massachusetts State Development Finance Agency Revenue VRDB, Series 2004, Groton School, 0.17%, 6/8/11	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Massachusetts – 2.5% – continued

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School, 0.17%, 6/8/11	$10,000	$10,000

Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Thayer Academy (Assured Guaranty Corp., Insured), 0.23%, 6/8/11	17,585	17,585

Massachusetts State Development Financial Agency Revenue VRDB, Series 2007, Seashore Point-Deaconess, Inc. (Banco Santander S.A. LOC), 0.27%, 6/8/11	7,585	7,585

Massachusetts State Development Financial Agency Revenue VRDB, Series 2007-B, Linden Ponds, Inc. (Banco Santander S.A. LOC), 0.27%, 6/8/11	37,205	37,205

Massachusetts State Health & Educational Facilities Authority Revenue VRDB, CIL Realty Massachusetts (HSBC Bank USA N.A. LOC), 0.18%, 6/8/11	7,000	7,000
Massachusetts State Health & Educational Facilities Authority Revenue VRDB, Series D, Lowell General Hospital (JPMorgan Chase Bank N.A. LOC), 0.15%, 6/8/11	7,000	7,000
		142,839

Michigan – 2.9%

Ann Arbor Michigan Economic Development Corp. Limited Obligations Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	1,310	1,310

Ann Arbor Michigan Economic Development Corp. Ltd. Obligations Revenue VRDB, Series 2000 A, Glacier Hills, Inc., Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	2,430	2,430

Kentwood Michigan Economic Development VRDB, Series B, Limited Obligation- Holland Home (Bank of America N.A. LOC), 0.17%, 6/8/11	18,605	18,605

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Michigan – 2.9% – continued

Michigan Financial Authority, State Aid Notes, Series D-1 2.00%, 8/19/11	$11,940	$11,971

Michigan Financial Authority, State Aid Notes, Series D-3, (Bank of Nova Scotia LOC) 2.00%, 8/22/11	10,000	10,036

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2004, Ltd. Obligation-Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	8,000	8,000

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-A, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	18,800	18,800

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007-B, Ltd. Obligation-Calvin (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	20,000	20,000

Michigan Higher Education Facilities Authority Revenue VRDB, Series 2006, Ltd. Obligation-Cleary University Project (Comerica LOC), 0.23%, 6/8/11	4,905	4,905

Michigan State G.O. Bonds, Series 2010-A, 2.00%, 9/30/11	42,000	42,218

Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	7,675	7,675

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.26%, 6/8/11	9,500	9,500

Michigan State Strategic Fund Ltd. Obligations Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	2,395	2,395

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Michigan – 2.9% – continued
Michigan State Strategic Fund Revenue VRDB, Rest Haven Christian Services (Banco Santander S.A. LOC), 0.29%, 6/8/11	$8,585	$8,585
		166,430

Minnesota – 1.3%

Maple Grove Minnesota Economic Development Revenue VRDB, Series 2004, Heritage Christian Academy (U.S. Bank N.A. LOC), 0.15%, 6/8/11	3,190	3,190

Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority Health Care System VRDB, Series 2007 A-II, Children’s Hospital Clinics (AGM Corp. Insured), 0.16%, 6/1/11	7,600	7,600

Minneapolis, Minnesota Student Residence Revenue VRDB, Series 2003, Riverton Community Housing Project (Bank of America N.A. LOC), 0.19%, 6/8/11	6,655	6,655

Minnesota Agriculture & Economic Development Board Revenue VRDB, Evangelical Lutheran Project (U.S. Bancorp LOC), 0.18%, 6/8/11	12,700	12,700

Minnesota Stata Higher Education Facilities Authority Revenue VRDB, Series 2004-5Z, University St. Thomas (U.S. Bank N.A. LOC), 0.18%, 6/8/11	9,550	9,550

Minnesota State Higher Education Facilities Authority Revenue VRDB, Series 6Q, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.18%, 6/1/11	4,200	4,200

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.20%, 6/8/11	7,055	7,055

Owatonna Minnesota Housing Revenue Refunding VRDB, Series A, Second Century (FHLB of Des Moines LOC), 0.21%, 6/8/11	3,215	3,215

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Minnesota – 1.3% – continued

Robbinsdale Minnesota Multifamily Revenue Refunding VRDB, Series 2004-C, Housing Copperfield Hill (Bank of America N.A. LOC), 0.19%, 6/8/11	$3,500	$3,500

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water, 0.18%, 6/8/11	6,800	6,800

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.20%, 6/8/11	6,135	6,135
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB, Series N-1 (U.S. Bank N.A. LOC), 0.18%, 6/8/11	4,310	4,310
		74,910

Mississippi – 0.7%

Mississippi Business Finance Corp. Mississippi Revenue Refunding VRDB, Series 2009-B, Renaissance (FHLB of Dallas LOC), 0.18%, 6/8/11	7,865	7,865

Mississippi Business Finance Corp. Mississippi Revenue VRDB, Series 2007-A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	12,935	12,935

Mississippi Business Finance Corp., Mississippi Revenue Refunding VRDB, Jackson Heart Realty (FHLB of Dallas LOC), 0.18%, 6/8/11	5,545	5,545

Mississippi Business Financing Corp. Mississippi Gulf Opportunity Zone VRDB, Chevron USA, Inc., 0.16%, 6/8/11	10,000	10,000
Mississippi Development Bank Special Obligation Revenue Refunding VRDB, Series 2009, Magnolia Regional Health Project (FHLB of Atlanta LOC), 0.18%, 6/8/11	5,000	5,000
		41,345

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Missouri – 2.6%

Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/11	$18,750	$18,750

Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation (KBC Groep N.V. LOC), 0.19%, 6/8/11	6,800	6,800

Independence, Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 2005, The Mansions Project (FHLMC LOC), 0.18%, 6/8/11	14,240	14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Coach House South Apartments (FHLMC LOC), 0.18%, 6/8/11	2,500	2,500

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 1995, Willow Creek Level Apartments (FNMA Insured), 0.19%, 6/8/11	7,895	7,895

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series 2000, Coach House North Apartments (FHLMC LOC), 0.18%, 6/8/11	8,000	8,000

Kansas City Missouri IDA Multifamily Housing Revenue VRDB, Series 2002, Cloverset Apartments Project (FNMA LOC), 0.20%, 6/8/11	2,065	2,065

Kansas City Missouri IDA Revenue VRDB, Series A, Bethesda Living Center (Bank of America N.A. LOC), 0.17%, 6/8/11	8,340	8,340

Kansas City, Missouri IDA Revenue VRDB, Series B, K.C. Downtown Redevelopment (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	12,970	12,970

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A. LOC), 0.14%, 6/1/11	3,100	3,100

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Missouri – 2.6% – continued

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series 2000, Lutheran Senior Services (U.S. Bank N.A. LOC), 0.16%, 6/8/11	$9,730	$9,730

Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, Series A, St. Francis Medical Center (Bank of America N.A. LOC), 0.12%, 6/1/11	3,700	3,700

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 1999-C, Pooled Hospital Health Systems (KBC Groep N.V. LOC), 0.22%, 6/8/11	5,585	5,585

Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2008, Lutheran Senior Services Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	10,000	10,000

Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.16%, 6/1/11	1,400	1,400

Revenue Bond Certificate Series Trust VRDB, Series 2005-A, South Point Hunters (Wachovia Bank N.A. LOC), 0.33%, 6/8/11 (1)	10,575	10,575

Revenue Bond Certificate Series Trust VRDB, Series 2005-B, South Point Hunters (Wachovia Bank N.A. LOC), 0.33%, 6/8/11 (1)	8,365	8,365

St. Charles County Missouri IDA Industrial Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.18%, 6/8/11	4,000	4,000

St. Charles County Missouri IDA Industrial Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.18%, 6/8/11	7,180	7,180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Missouri – 2.6% – continued
St. Louis County Missouri IDA Revenue VRDB, Series A, Friendship Village South County (Bank of America N.A. LOC), 0.18%, 6/8/11	$5,615	$5,615
		150,810

Montana – 0.4%

Forsyth Montana PCR Refunding VRDB, Pacificorp Project (BNP Paribas LOC), 0.12%, 6/1/11	7,140	7,140
Montana Facility Finance Authority Revenue VRDB, Series 2006-A, Sister of Charity, 0.15%, 6/1/11	14,205	14,205
		21,345

Nebraska – 0.5%

Central Plains Energy Project Nebgas Project Revenue VRDB, Series 2009, Project No. 2, 0.18%, 6/8/11	24,700	24,700
Nebraska Educational Financial Authority Revenue Refunding VRDN, Series 2008, Creighton University Projects (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/1/11	2,400	2,400
		27,100

Nevada – 0.3%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.15%, 6/8/11	9,300	9,300

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.15%, 6/8/11	5,145	5,145
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.31%, 6/8/11	3,170	3,170
		17,615

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New Hampshire – 0.4%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods At Exeter (Bank of America N.A. LOC), 0.16%, 6/8/11	$15,055	$15,055
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series 2004-B, Kendal At Hanover (FHLB of Boston LOC), 0.20%, 6/8/11	6,545	6,545
		21,600

New Jersey – 0.9%

BB&T Municipal Trust VRDB, Series 2047 (BB&T Co. LOC), 0.21%, 6/8/11 (1)	12,655	12,655

JPMorgan Chase Putters & Drivers Trust Revenue VRDN, Series 3811, 0.16%, 6/1/11 (1)	24,900	24,900

New Jersey EDA Economic Development Revenue VRDB, Series 2006, Frisch School Project (Banco Santander S.A. LOC), 0.26%, 6/8/11	4,100	4,100

New Jersey EDA Revenue Refunding VRDB, Series 2005-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/11	5,920	5,920

New Jersey EDA Revenue VRDB, Series 2008-B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/11	700	700
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.15%, 6/8/11	5,500	5,500
		53,775

New Mexico – 0.9%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.19%, 6/8/11	8,000	8,000

New Mexico Municipal Energy Acquisition Authority Gas Supply VRDB, Series 2009, 0.18%, 6/8/11	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New Mexico – 0.9% – continued
Portales New Mexico Student Housing Revenue VRDB, Series 2006-A, Portales LLC (Banco Santander S.A. LOC), 0.60%, 6/8/11	$13,380	$13,380
		51,380

New York – 4.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse New York (U.S. Bancorp LOC), 0.13%, 6/1/11 (1)	10,990	10,990

Hempstead Town New York Indutrial Development Agency Civic Facility Revenue VRDB, Hebrew Academy (Banco Santander S.A. LOC), 0.35%, 6/1/11	5,370	5,370

Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home (HSBC Bank USA N.A. LOC), 0.20%, 6/8/11	2,295	2,295

New York City Municipal Water Financial Authority and Sewer Systems 2nd General Resolution Revenue VRDB, Series 2006 AA-3, 0.50%, 6/8/11	8,500	8,500

New York City, New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.23%, 6/8/11	7,500	7,500

New York City, New York IDA Civic Facility Revenue VRDB, Series 2006, Cong Machne Chaim, Inc. (Banco Santander S.A. LOC), 0.36%, 6/8/11	7,900	7,900

New York City, New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project (Wachovia Bank N.A. LOC), 0.17%, 6/8/11	12,235	12,235

New York Liberty Development Corp Liberty Revenue VRDB, Series A-2, World Trade Center (U.S. Treasury Escrowed), 0.35%, 2/1/12	135,000	135,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

New York – 4.2% – continued

New York State Housing Finance Agency Revenue VRDB, Series 2004-A, 100 Maiden Loan (FNMA Insured), 0.19%, 6/8/11	$10,100	$10,100

New York State Housing Finance Agency, Affordable Housing Revenue VRDB, Series 2006-A, Clinton Park Housing (Wells Fargo Bank N.A. LOC), 0.15%, 6/8/11	14,800	14,800

New York State Urban Development Corp. Revenue VRDB, Series A3A, 0.43%, 6/8/11	4,000	4,000

Ulster County IDA Civic Facility Revenue VRDB, Series 2007-C, Kingston Regional Senior Living (Banco Santander S.A. LOC), 0.27%, 6/8/11	5,050	5,050

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.20%, 6/8/11	10,845	10,845
Westchester County New York IDA Civic Facility Revenue VRDB, Series 2001, Catharine Field Home (Banco Santander S.A. LOC), 0.27%, 6/8/11	8,225	8,225
		242,810

North Carolina – 3.4%

Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	6,100	6,100

Durham County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Chesterfield Project (U.S. Treasury Escrowed), 0.45%, 6/30/11	8,000	8,000

Durham North Carolina Water & Sewer Utility System Revenue VRDB, Series 1994, 0.19%, 6/8/11	700	700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

North Carolina – 3.4% – continued

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston (BB&T Co. LOC), 0.21%, 6/8/11	$12,600	$12,600

Greensboro, North Carolina G.O. VRDB, Street Improvement, 0.16%, 6/8/11	10,000	10,000

Mecklenburg County North Carolina COPS VRDB, Series 2006, 0.21%, 6/8/11	22,240	22,240

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (BB&T Co. LOC), 0.21%, 6/8/11	10,550	10,550

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (BB&T Co. LOC), 0.21%, 6/8/11	10,900	10,900

North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University (Bank of America N.A. LOC), 0.18%, 6/8/11	8,000	8,000

North Carolina Educational Facilities Finance Agency Revenue VRDB, Series 1999, Educational Facilities – Charlotte Latin (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	2,705	2,705

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 2004-A, Novant Health Group, 0.20%, 6/8/11	7,600	7,600

North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2005-C, Duke University Health System, 0.18%, 6/8/11	11,550	11,550

North Carolina Medical Care Community Health Care Facilities Revenue Refunding VRDB, Series 2008-A, Wake Forest University (BB&T Co. LOC), 0.17%, 6/8/11	22,305	22,305

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

North Carolina – 3.4% – continued

North Carolina Medical Care Community Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (BB&T Co. LOC), 0.19%, 6/8/11	$1,860	$1,860

Raleigh North Carolina Comb Enterprise System Revenue, Series 2011, BB&T Floaters, 0.17%, 6/8/11 (1)	10,525	10,525

University of North Carolina Chapel Hill Revenue Refunding Bonds, Series 2005-A, Citgroup Eagle-720053014, 0.18%, 6/8/11 (1)	18,400	18,400

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.18%, 6/8/11	8,400	8,400
Winston-Salem North Carolina Water & Sewer Systems Revenue Refunding VRDB, Series 2002-C, 0.18%, 6/8/11	21,400	21,400
		193,835

Ohio – 2.4%

Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement – Lifesphere Project (U.S. Bank N.A. LOC), 0.18%, 6/8/11	8,905	8,905

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA (BB&T Co. LOC), 0.21%, 6/8/11	10,365	10,365

Cleveland Ohio Airport System Revenue VRDB, Series 2009-D (KBC Groep N.V. LOC), 0.22%, 6/8/11	8,000	8,000

Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project, 0.16%, 6/8/11	15,000	15,000

Cuyahoga County Ohio 0.30%, 7/1/11	35,000	35,000

Cuyahoga County Ohio Health Care Facilities Revenue VRDB, Series 2004-E, Franciscan Communities (Bank of America N.A. LOC), 0.20%, 6/8/11	8,830	8,830

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Ohio – 2.4% – continued

Franklin County Ohio Hospital Revenue Refunding VRDB, Series B, Ohio Healthcare Facilities, 0.15%, 6/7/11	$23,000	$23,000

Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.18%, 6/8/11	22,900	22,900

Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/11	1,540	1,540
Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.21%, 6/8/11	4,360	4,360
		137,900

Oklahoma – 0.2%
Oklahoma State Turnpike Authority Turnpike Revenue Refunding VRDB, Senior Series B 0.16%, 6/8/11	12,600	12,600

Oregon – 1.2%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A. LOC), 0.15%, 6/8/11	13,700	13,700

Oregon State Facilities Authority Revenue VRDB, Series 2005-A, Quatama Crossing Housing (FNMA LOC), 0.19%, 6/8/11	9,145	9,145

Oregon State G.O. TANS, Series 2010, 2.00%, 6/30/11	40,000	40,051
Salem, Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.17%, 6/8/11	6,000	6,000
		68,896

Pennsylvania – 4.4%

Allegheny County Hospital Development Authority Revenue VRDB, Series 2003, UPMC Senior Living Corp. (FNMA LOC), 0.19%, 6/8/11	10,505	10,505

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Pennsylvania – 4.4% – continued

Allegheny County Hospital Development Authority Revenue VRDB, Series C, University Pittsburgh Medical Center (PNC Bancorp, Inc. LOC), 0.15%, 6/8/11	$6,500	$6,500

Allegheny County IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.18%, 6/8/11	4,725	4,725

Allegheny County IDA Revenue VRDB, Education Center Watson (PNC Bancorp, Inc. LOC), 0.18%, 6/8/11	6,000	6,000

Beaver County IDA PCR Refunding VRDB, First Energy (Royal Bank of Scotland N.V. LOC), 0.19%, 6/8/11	38,735	38,735

Beaver County IDA PCR Refunding VRDB, Series 2006, First Energy Generation (Barclays PLC LOC), 0.11%, 6/1/11	15,900	15,900

Beaver County IDA PCR Refunding VRDB, Series 2008 A, First Energy (Bank of Nova Scotia LOC), 0.16%, 6/8/11	12,500	12,500

Bethlehem Area School District Authority School Revenue VRDB, Series E-12 (Royal Bank of Canada LOC), 0.18%, 6/8/11 (1)	5,000	5,000

Cumberland County Municipal Authority Revenue Refunding VRDB, Series 2006-G, Asbury Obligated Group (KBC Groep N.V. LOC), 0.19%, 6/8/11	8,725	8,725

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.17%, 6/8/11	13,355	13,355

Lancaster IDA Revenue VRDB Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.15%, 6/8/11	9,900	9,900

Lancaster IDA Revenue VRDB, Series 2007, Mennonite Home Project (M&T Bank Corp. LOC), 0.23%, 6/8/11	1,610	1,610

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Pennsylvania – 4.4% – continued

Lower Merion School District VRDB, Series 2009-B, Capital Project (U.S. Bank N.A. LOC), 0.17%, 6/8/11	$5,800	$5,800

Montgomery County Pennsylvania G.O. VRDB, Series A 0.11%, 6/1/11	20,625	20,625

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation-Foxwood (Bank of America N.A. LOC), 0.19%, 6/8/11	5,900	5,900

Pennsylvania State Higher Educational Facilities Authority College & University Revenues VRDB, Series 2007, Pennsylvania College Optometry (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	7,960	7,960

Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series I-4, Association of Independent Colleges (M&T Bank Corp. LOC), 0.18%, 6/8/11	13,600	13,600

Pennsylvania State Turnpike Community Revenue Refunding Bonds, Series A-1, 0.18%, 6/8/11	28,600	28,600

Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2, 0.22%, 6/8/11	6,000	6,000

Philadelphia, Pennsylvania School District G.O. Refunding VRDB, Series 2011-G (Wells Fargo Bank N.A. LOC), 0.16%, 6/8/11	25,000	25,000
West Cornwall Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.17%, 6/8/11	4,100	4,100
		251,040

South Carolina – 0.6%

Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.19%, 6/8/11 (1)	9,115	9,115

Florence County Hospital Revenue VRDB, McLeod Regional Medical Center (Wells Fargo Bank N.A. LOC), 0.19%, 6/8/11	9,400	9,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

South Carolina – 0.6% – continued

Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.13%, 6/8/11	$9,000	$9,000

South Carolina Jobs EDA Hospital Revenue Refunding VRDB, Series 2009-C, Anmed Health (BB&T Co. LOC), 0.17%, 6/8/11	5,000	5,000
South Carolina Jobs EDA Revenue VRDB, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.18%, 6/8/11	3,100	3,100
		35,615

South Dakota – 0.3%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Series 2008, Regional Health (U.S. Bank N.A. LOC), 0.14%, 6/1/11	7,195	7,195

South Dakota Housing Development Authority VRDB, Series 2009-A, Homeownership Mortgage, 0.15%, 6/8/11	4,900	4,900
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.18%, 6/8/11	4,630	4,630
		16,725

Tennessee – 2.5%

Blount County Public Building Authority VRDB, Series 2008 C-3-A, Local Government Public Improvement, 0.21%, 6/8/11	7,400	7,400

Blount County Public Building Authority VRDB, Series C-1-A, Local Government Public Improvement, 0.21%, 6/8/11	16,325	16,325

Hendersonville IDB Multifamily Housing Revenue Refunding VRDB, Series 1998, Windsor Park Project (FNMA Insured), 0.20%, 6/8/11	3,095	3,095

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Tennessee – 2.5% – continued

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, 0.18%, 6/8/11	$6,570	$6,570

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Belmont University (FHLB of Atlanta LOC), 0.18%, 6/8/11	8,010	8,010

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board Revenue Refunding VRDB, Series 2009, Lipscomb University Project (FHLB of Atlanta LOC), 0.18%, 6/8/11	20,255	20,255

Metropolitan Government Nashville & Davidson County IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.18%, 6/8/11	17,029	17,029

Metropolitan Government Nashville & Davidson County IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.19%, 6/8/11	450	450

Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest (FNMA LOC), 0.18%, 6/8/11	12,750	12,750

Sevierville, Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B (FHLB of Atlanta LOC), 0.18%, 6/8/11	5,000	5,000

Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2005, Hutchison School Project (Bank of America N.A. LOC), 0.19%, 6/8/11	9,320	9,320

Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series 2007-B, Trezevant Manor Project (Bank of America N.A. LOC), 0.20%, 6/8/11	2,500	2,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Tennessee – 2.5% – continued

Tennergy Corp. Gas Revenue VRDB, Series 1260-B (BNP Paribas LOC), 0.23%, 6/8/11 (1)	$22,950	$22,950
Tennessee State Local Development Authority Revenue Notes, Student Loan Program BANS (U.S. Treasury Escrowed), 2.00%, 6/24/11	10,000	10,010
		141,664

Texas – 9.4%

Atascosa County Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.33%, 6/8/11	9,600	9,600

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.20%, 6/8/11	2,880	2,880

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.19%, 6/8/11	3,500	3,500

Bexar County Revenue Venue Project, Series 1015 (Clipper Tax-Exempt Certificate Trust Escrowed) 0.21%, 6/8/11 (1)	2,829	2,829

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project (FNMA Insured), 0.19%, 6/8/11	5,505	5,505

Brazos County Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/11	7,740	7,740

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.32%, 6/8/11	7,700	7,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 9.4% – continued

Crawford Education Facilities Corp. Revenue VRDB, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 6/8/11	$14,125	$14,125

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso (U.S. Bank N.A. LOC), 0.17%, 6/8/11 (1)	10,705	10,705

Houston Independent School District VRDB, Series 2004, Schoolhouse, 0.19%, 6/8/11	28,130	28,130

Houston Texas Airport Systems Revenue Refunding VRDB (Barclays PLC LOC), 0.14%, 6/8/11	700	700

Houston Utility System Revenue Refunding VRDB, Series 2010 E-14 (Royal Bank of Canada LOC), 0.18%, 6/8/11 (1)	25,000	25,000

Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (BB&T Co. LOC), 0.20%, 6/8/11 (1)	14,525	14,525

JPMorgan Chase Putters & Drivers Trust Revenue VRDN, Series 3812, 0.15%, 6/1/11 (1)(2)	30,000	30,000

Katy Independent School District G.O. VRDB, Cash Building, 0.20%, 6/8/11	36,000	36,000

Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building, 0.17%, 6/8/11 (1)	3,275	3,275

Lubbock Independent School District G.O. VRDB, Series 2004-A, School Building, 0.19%, 6/8/11	570	570

Nueces County Health Facilities Development Corp. Revenue VRDB, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.19%, 6/8/11	10,800	10,800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.18%, 6/8/11	7,500	7,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 9.4% – continued

Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-B, Motiva Enterprises (Motiva Gtd.), 0.12%, 6/1/11	$15,000	$15,000

Port Arthur Navigation District Environmental Facilities Revenue VRDB, Series 2009-C, Motiva Enterprises (Gtd.), 0.12%, 6/1/11	42,300	42,300

Port Arthur Navy District Environmental Facilities Revenue Refunding VRDB, Series 2010-C, Motiva Enterprises, 0.12%, 6/1/11	20,400	20,400

Port Arthur Navy District Exempt Facilities Revenue VRDB, Series 2010, Total Petrochemicals USA, 0.19%, 6/8/11	12,500	12,500

San Antonio Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.18%, 6/8/11	11,250	11,250

State of Texas TANS, Series 2011 BE, 2.00%, 8/31/11	145,600	146,192

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA .), 0.18%, 6/8/11	1,465	1,465

Tarrant County Texas Cultural Educational Facilities Finance Corp Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.17%, 6/8/11	5,970	5,970

Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments (Bank of America N.A. LOC), 0.18%, 6/8/11	15,000	15,000

Texas Transportation Commission Revenue VRDB, Series B, First Tier, 0.20%, 6/8/11	23,000	23,000

Texas Water Development Board Revenue Refunding VRDB, Series 2007-A, State Revolving Sub Lien, 0.11%, 6/1/11	5,504	5,504

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Texas – 9.4% – continued

Travis County Housing Finance Corp. Student Housing Revenue VRDB, College Houses Project (Wachovia Bank N.A. LOC), 0.17%, 6/8/11	$10,475	$10,475
Tyler Independent School District G.O. VRDB, Series A, School Building, 0.38%, 6/8/11	9,300	9,300
		539,440

Utah – 0.4%

Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Housing Timbergate (FHLMC LOC), 0.20%, 6/8/11	3,125	3,125

Utah Housing Corp. Multifamily Revenue VRDB, Series 2009-A, Florentine Villas (FHLMC LOC), 0.24%, 6/8/11	5,500	5,500
Utah Water Finance Agency Revenue VRDB, Series 2008 B-2, 0.18%, 6/8/11	16,700	16,700
		25,325

Vermont – 0.2%

Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.13%, 6/8/11	5,620	5,620
Vermont Housing Finance Agency Student Housing Facilities Revenue VRDB, Series 2004-A, West Block University of Vermont Project (Banco Santander S.A. LOC), 0.60%, 6/8/11	8,075	8,075
		13,695

Virginia – 1.2%

Fairfax County EDA Revenue Refunding VRDB, Retirement-Greenspring (Wachovia Bank N.A. LOC), 0.17%, 6/8/11	17,670	17,670

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.18%, 6/8/11	6,300	6,300

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Virginia – 1.2% – continued

Hanover County Virginia EDA Revenue Refunding VRDB, Series 2008 D-2, Bon Secours Health (U.S. Bank N.A. LOC), 0.17%, 6/8/11	$9,700	$9,700

Lynchburg, Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (BB&T Co. LOC), 0.21%, 6/8/11	3,535	3,535

University Virginia University Revenues, Series 2006, 0.17%, 6/8/11 (1)	12,000	12,000

Virginia Commonwealth University Health Systems Authority Revenue VRDB, Series B (Wachovia Bank N.A. LOC), 0.15%, 6/1/11	250	250
Virginia Small Business Financing Authority Revenue VRDB, Series 2008, Virginia Museum Fine Arts Foundation (Wachovia Bank N.A. LOC), 0.20%, 6/8/11	20,000	20,000
		69,455

Washington – 2.0%

Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (Assured Guaranty Corp., Insured), 0.17%, 6/8/11 (1)	19,625	19,625

Washington State G.O., Series B-13, 0.18%, 6/8/11 (1)	1,210	1,210

Washington State Health Care Facilities Authority Revenue VRDB, Series 2008-B, Southwest Wash Medical Center (Bank of America N.A. LOC), 0.18%, 6/8/11	6,765	6,765

Washington State Health Care Facilities Authority Revenue VRDB, Series 2009-A, Multicare Health Systems (Wells Fargo Bank N.A. LOC), 0.17%, 6/8/11	3,500	3,500

Washington State Health Care Facilities Authority Revenue VRDB, Series A, Fred Hutchinson (Bank of America N.A. LOC), 0.19%, 6/8/11	21,125	21,125

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Washington – 2.0% – continued

Washington State Health Care Facilities Authority Revenue VRDB, Series B, Catholic Health, 0.17%, 6/8/11	$22,000	$22,000

Washington State Health Care Facilities Authority Revenue VRDB, Series B, Swedish Health Services (Citibank N.A. LOC), 0.16%, 6/8/11	11,000	11,000

Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank N.A. LOC), 0.18%, 6/8/11	8,400	8,400

Washington State Higher Education Facilities Authority Revenue VRDB, Series B, Puget Sound Project (Bank of America N.A. LOC), 0.21%, 6/8/11	6,000	6,000

Washington State Housing Finance Commission Nonprofit Revenue VRDB, Series C, Skyline At First Hill Project (Bank of America N.A. LOC), 0.17%, 6/8/11	710	710

Washington State Housing Finance Community Nonprofit Housing Revenue Refunding VRDB, Series 2003, Emerald Heights Project (Bank of America N.A. LOC), 0.18%, 6/1/11	2,900	2,900

Washington State Housing Finance Community Nonprofit Revenue Refunding VRDB, Series 2007, Judson Park Project (Banco Santander S.A. LOC), 0.29%, 6/8/11	7,275	7,275
Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.18%, 6/8/11	4,800	4,800
		115,310

West Virginia – 0.7%

West Virginia State Hospital Finance Authority Hospital Revenue VRDB, Series 2008-A, Ref & Improvement-Cabell Hospital (BB&T Co. LOC), 0.21%, 6/8/11	23,480	23,480

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

West Virginia – 0.7% – continued
West Virginia State Hospital Finance Authority Hospital Revenue VRDB, Series 2008-B, Ref & Improvement-Cabell Hospital (BB&T Co. LOC), 0.21%, 6/8/11	$18,475	$18,475
		41,955

Wisconsin – 2.6%

La Crosse Development Revenue VRDB, Series 2008, University Wisconsin – La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.28%, 6/8/11	5,400	5,400

Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University Wisconsin- Kenilworth Project (U.S. Bank N.A. LOC), 0.18%, 6/8/11	995	995

Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project (FNMA LOC), 0.25%, 6/8/11	11,450	11,450

Wisconsin Health & Education Facilities (JPMorgan Chase Bank N.A. LOC), 0.42%, 9/1/11	30,000	30,000

Wisconsin State G.O. Bonds TANS, Series 2010, 2.00%, 6/15/11	30,000	30,017

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2004, Wisconsin Institute Torah Study, Inc. (Harris Bankcorp, Inc. LOC), 0.15%, 6/8/11	2,850	2,850

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	3,065	3,065

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2001-B, Newcastle Place Project (Bank of America N.A. LOC), 0.17%, 6/8/11	10,310	10,310

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Wisconsin – 2.6% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank N.A. LOC), 0.14%, 6/1/11	$850	$850

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.25%, 6/8/11	3,240	3,240

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-A, Capital Lakes (KBC Groep N.V. LOC), 0.20%, 6/8/11	3,150	3,150

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 0.20%, 6/8/11	10,025	10,025

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Mercy Alliance, Inc. (U.S. Bank N.A. LOC), 0.15%, 6/8/11	22,000	22,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009-A, Froedtert & Community Health (U.S. Bank N.A. LOC), 0.16%, 6/8/11	5,000	5,000

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Beaver Dam Community Hospitals (U.S. Bank N.A. LOC), 0.15%, 6/8/11	9,010	9,010
Wisconsin State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.18%, 6/8/11	3,055	3,055
		150,417

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Wyoming – 0.0%
Uinta County Wyoming PCR Refunding VRDB, Chevron U.S.A., Inc. Project (Chevron Corp. Gtd.), 0.13%, 6/1/11	$2,250	$2,250

Municipal States Pooled Securities – 8.1%

BB&T Municipal Trust Various States VRDB, Series 1039 (BB&T Co. LOC), 0.26%, 6/8/11	23,255	23,255

BB&T Municipal Trust Various States VRDB, Series 1015 (BB&T Co. LOC), 0.26%, 6/8/11 (1)(2)	9,800	9,800

Blackrock Muni Enhanced Fund, Inc. VRDB, 0.38%, 6/8/11 (1)(2)	40,000	40,000

Blackrock Muni Yield Michigan Quality Fund, Inc. VRDB, 0.38%, 6/8/11 (1)(2)	13,500	13,500

Blackrock Muni Yield Quality Fund, Inc. VRDB, 0.38%, 6/8/11 (1)(2)	55,500	55,500

Contra Costa California Transportation Authority Sales Tax Revenue VRDB, 0.18%, 6/8/11 (1)	25,000	25,000

Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates (FHLMC Gtd.), 0.23%, 6/8/11 (3)	52,561	52,561

Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates, Series M023-A, (FHLMC LOC), 0.23%, 6/8/11 (3)	38,200	38,200

Federal Home Loan Mortgage Corp. Multifamily VRDB Rate Certificates,Series M024-A, 0.23%, 6/8/11 (3)	19,070	19,070

Nuveen Investments Quality Municipal Fund, Inc., VRDB, Series 1 0.38%, 6/8/11 (1)	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc., VRDB, Series 2 0.38%, 6/8/11 (1)	85,000	85,000

Nuveen Select Quality Municipal Fund, Inc., VRDB, Series 3 0.38%, 6/8/11 (1)	50,000	50,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 95.9% – continued

Municipal States Pooled Securities – 8.1% – continued
RBC Municipal Products, Inc., Trust Revenue VRDB, Series E-18 (Royal Bank of Canada LOC), 0.18%, 6/8/11 (1)	$16,000	$16,000
		467,886
Total Municipal Investments
(Cost $5,527,327)		5,527,327

Total Investments – 95.9%
(Cost $5,527,327) (4)		5,527,327
Other Assets less Liabilities – 4.1%		235,642
NET ASSETS – 100.0%		$5,762,969

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $157,300,000 or 2.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BB&T Municipal Trust Various States VRDB, Series 1015, 0.26%, 6/8/11	4/11/11	$9,800

Blackrock Muni Enhanced Fund, Inc. VRDB, 0.38%, 6/8/11	5/19/11	40,000

Blackrock Muni Yield Michigan Quality Fund, Inc. VRDB, 0.38%, 6/8/11	5/19/11	13,500

Blackrock Muni Yield Quality Fund, Inc. VRDB, 0.38%, 6/8/11	5/19/11	55,500

JPMorgan Chase Putters & Drivers Trust Various States Revenue VRDN, Series 3812, 0.15%, 6/1/11	11/29/10	30,000
RBC Municipal Products, Inc. Series E-23, Trust Various States, 0.18%, 6/8/11	5/26/11	8,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $5,527,327.

Percentages	shown are based on Net Assets.

At May 31, 2011, the industry sectors for the Municpal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	7.3%
Air, Transportation, Water Services and Solid Waste Management	10.9
Educational Services	11.0
Electrical Services, Gas and Combined Utilities	3.9
Executive, Legislative and General Government	14.6
General Medical, Surgical and Nursing and Personal Care	9.6
Health Services and Residential Care	11.8
Urban and Community Development, Housing Programs and Social Services	11.4
All other sectors less than 5%	19.5

Total	100.0%

At May 31, 2011, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	27.0%
2 - 15 Days	61.9
16 - 30 Days	1.0
31 - 60 Days	0.6
61 - 97 Days	4.2
98 - 180 Days	1.5
181 - 270 Days	3.4
271+ Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio	$—	$5,527,327	(1)	$—	$5,527,327

(1) Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	65	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABAG	Association of Bay Area Governments	Gtd.	Guaranteed
AGM	Assured Guaranty Municipal Corporation	HFA	Housing Financing Authority
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
COPS	Certificates of Participation	IDR	Industrial Development Revenue
EDA	Economical Development Authority	LOC	Letter of Credit
FDIC	Federal Deposit Insurance Corporation	PCF	Pollution Control Financing
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	PSF	Permanent School Fund
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TANS	Tax Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TRANS	Tax and Revenue Anticipation Notes
FRN	Floating Rate Notes	VRDB	Variable Rate Demand Bonds
GNMA	Government National Mortgage Association	VRDN	Variable Rate Demand Note
G.O.	General Obligation

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2011 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, Inc. (“NTI”, formerly known as and conducting business as Northern Trust Investments, N.A.), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for all of the Trust’s money market portfolios. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2011, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which has only Shares outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Portfolio’s classes is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under which they purchase securities for cash from a seller and agree to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Government Portfolio and Treasury Portfolio have entered into such joint repurchase agreements at May 31, 2011, as reflected in their accompanying Schedules of Investments.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Each Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values of the Portfolios.

At November 30, 2010, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Diversified Assets	$ —	$ —
Government	7	(7)
Government Select	20	(20)
Treasury	—	—
Tax-Exempt	—	—
Municipal	2	(2)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolios, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$215
Government	—	134
Government Select	—	269
Treasury	—	370
Tax-Exempt	34	—
Municipal	471	1

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended November 30, 2010, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$2,114
Government	—	1,126
Government Select	—	3,733
Treasury	—	2,837
Tax-Exempt	364	1
Municipal	5,805	37

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2009, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$27,224
Government	—	17,118
Government Select	—	42,432
Treasury	—	1,722
Tax-Exempt	5,110	230
Municipal	30,325	350

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolios are subject to the provisions of the Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. These standards provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolios’ financial statements.

As of November 30, 2010, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). For the six months ended May 31, 2011, the investment adviser agreed to contractually waive a portion of the advisory fees, which is shown as “Less waivers of investment advisory fees,” in the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2011, are as follows:

Amounts in thousands	ANNUAL ADVISORY FEE	LESS WAIVERS	ADVISORY FEE AFTER WAIVERS
Diversified Assets	0.25%	—%	0.25%
Government	0.25%	—%	0.25%
Government Select	0.20%	0.10%	0.10%
Treasury	0.20%	0.10%	0.10%
Tax-Exempt	0.25%	—%	0.25%
Municipal	0.20%	0.10%	0.10%

The investment adviser has contractually agreed to reimburse certain expenses of the Portfolios. The contractual reimbursement arrangements are expected to continue until at least April 1, 2012. After this date, the investment adviser or the Portfolios may terminate the contractual arrangements. The Board of Trustees may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Diversified Assets	$46	$3
Government	11	2
Government Select	49	10
Treasury	8	—
Tax-Exempt	6	—
Municipal	47	2

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Certain amounts of transfer agent fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits are shown as “Less Custodian Credits” in the Statements of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolios at the annual rate of 0.10 percent of the average daily net assets of each Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of each Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such arrangements are shown as “Less expenses reimbursed by administrator” in the accompanying Statements of Operations. The expense reimbursement receivable at May 31, 2011 is shown as part of “Receivable from affiliates for expense reimbursements” in the accompanying Statements of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statements of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short- term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In order to avoid a negative yield, the investment adviser may reimburse class-specific and portfolio level expenses of a Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2011, the investment adviser reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses, in order to avoid a negative yield, for the Portfolios. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statements of Operations and the amounts outstanding at May 31, 2011 are included as part of “Receivable from affiliates for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by the investment adviser.

6. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (“Servicing Agents”) under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively.

The shareholder servicing fees are included in “Shareholder servicing fees” expenses on the Statements of Operations.

Certain amounts of shareholder servicing fees were reimbursed to the Portfolios by the investment adviser. For further information, please refer to Note 5.

As compensation for services rendered as a Servicing Agent, Northern Trust received shareholder servicing fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SERVICE SHARES
Diversified Assets	$30
Government	1
Government Select	24

MONEY MARKET PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

7. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolios did not have any outstanding loans. The Portfolios did not incur any interest expense for the six months ended May 31, 2011.

8 CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$28,180,860	$57	$(26,366,016)	$1,814,901
Government	30,234,051	2	(30,021,620)	212,433
Government Select	29,685,122	29	(29,885,079)	(199,928)
Treasury	12,116,102	104	(11,796,497)	319,709
Tax-Exempt	1,893,827	—	(1,680,287)	213,540
Municipal	6,783,481	368	(5,755,560)	1,028,289

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$132,985,603	$173	$(133,732,916)	$(747,140)
Government	119,239,766	60	(119,219,085)	20,741
Government Select	113,628,178	317	(115,844,084)	(2,215,589)
Treasury	43,512,668	189	(41,475,850)	2,037,007
Tax-Exempt	7,995,331	1	(8,403,676)	(408,344)
Municipal	28,168,486	411	(29,533,509)	(1,364,612)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$254,807	$—	$(274,798)	$(19,991)
Government	101,656	—	(107,036)	(5,380)
Government Select	867,217	—	(778,618)	88,599
Tax-Exempt	8,027	—	(7,924)	103
Municipal	35,543	—	(50,944)	(15,401)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Diversified Assets	$1,153,166	$—	$(1,167,637)	$(14,471)
Government	369,457	—	(385,016)	(15,559)
Government Select	935,069	—	(945,850)	(10,781)
Tax-Exempt	19,230	—	(22,434)	(3,204)
Municipal	94,361	—	(128,212)	(33,851)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

Capital Support Agreement (“CSA”) with the Trust on behalf of the Diversified Assets Portfolio (the “Portfolio”).

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)

No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolios’ financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolios’ financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	MAY 31, 2011 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.25%	$1,000.00	$1,000.20	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26	**
SERVICE SHARES
Actual	0.25%	$1,000.00	$1,000.20	$1.25
Hypothetical	0.25%	$1,000.00	$1,023.68	$1.26	**

GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical	0.16%	$1,000.00	$1,024.13	$0.81	**
SERVICE SHARES
Actual	0.16%	$1,000.00	$1,000.10	$0.80
Hypothetical	0.16%	$1,000.00	$1,024.13	$0.81	**

GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical	0.14%	$1,000.00	$1,024.23	$0.71	**
SERVICE SHARES
Actual	0.14%	$1,000.00	$1,000.10	$0.70
Hypothetical	0.14%	$1,000.00	$1,024.23	$0.71	**

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.13%	$1,000.00	$1,000.20	$0.65
Hypothetical	0.13%	$1,000.00	$1,024.28	$0.66	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	73	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	MAY 31, 2011 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.26%	$1,000.00	$1,000.20	$1.30
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**
SERVICE SHARES
Actual	0.26%	$1,000.00	$1,000.20	$1.30
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.20%	$1,000.00	$1,000.50	$1.00
Hypothetical	0.20%	$1,000.00	$1,023.93	$1.01	**
SERVICE SHARES
Actual	0.28%	$1,000.00	$1,000.10	$1.40
Hypothetical	0.28%	$1,000.00	$1,023.54	$1.41	**

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

MONEY MARKET PORTFOLIOS	74	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolios covered by this Report (the “Portfolios”) at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).
In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) fees charged to and expenses borne by the Portfolios; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include serving as the Portfolios’ custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Portfolios’ risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new regulatory requirements for the Portfolios. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolios, the compliance oversight program with respect to all of the Portfolios’ service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolios. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	75	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF ADVISORY AGREEMENT continued

position, stability and commitment to the Portfolios, as evidenced by their support to the Portfolios to maintain a positive yield during the past year, as well as their commitment of other resources to support the Portfolios. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance.

The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, information on the Portfolios’ investment performance was provided for one, two, three, four, five and ten years. The Trustees also considered the Portfolios’ investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, the investor base the Portfolios are intended to serve, and steps taken by the Investment Adviser to manage the Portfolios to maintain stable net asset values during the market environments in recent years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolios. They also considered the Portfolios’ compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolios’ net asset values. Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability.

The Trustees also considered the Portfolios’ contractual advisory fee rates; the Portfolios’ total operating expense ratios; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolios; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios. Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios’ total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that most of the Portfolios’ total expense ratios after waiver of advisory fees and reimbursement of expenses were at or below their respective Lipper objective medians. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale.

The Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios’ advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursement of expenses of the Portfolios to maintain a positive yield, and its contractual expense reimbursements that limit the expenses for the Portfolios to specific levels.

Other Benefits to the Investment Adviser.

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with

MONEY MARKET PORTFOLIOS	76	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2011 (UNAUDITED)

the Portfolios. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolios’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	77	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

MONEY MARKET PORTFOLIOS	78	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	79	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	80	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO

13	ABBREVIATIONS AND OTHER INFORMATION

14	NOTES TO THE FINANCIAL STATEMENTS

19	FUND EXPENSES

20	APPROVAL OF ADVISORY AGREEMENT

24	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2011 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost	$3,161,800
Repurchase agreements, at cost which approximates fair value	1,596,137
Cash	9,647
Interest income receivable	4,598
Receivable from affiliates for expense reimbursements	293
Prepaid and other assets	5
Total Assets	4,772,480
LIABILITIES:
Payable for fund shares redeemed	9,002
Distributions payable to shareholders	365
Payable to affiliates:
Investment advisory fees	405
Administration fees	405
Custody and accounting fees	46
Shareholder servicing fees	12
Transfer agent fees	6
Trustee fees	26
Accrued other liabilities	86
Total Liabilities	10,353
Net Assets	$4,762,127
ANALYSIS OF NET ASSETS:
Capital stock	$4,762,038
Accumulated undistributed net investment income	61
Accumulated undistributed net realized gain	28
Net Assets	$4,762,127
Net Assets:
Shares	$4,577,016
Service Shares	51,279
GFS Shares	133,832
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	4,576,951
Service Shares	51,254
GFS Shares	133,832
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$6,367
Total Investment Income	6,367
EXPENSES:
Investment advisory fees	3,427
Administration fees	2,284
Custody and accounting fees	258
Transfer agent fees	21
Registration fees	30
Printing fees	17
Professional fees	56
Shareholder servicing fees	74
Trustee fees	36
Other	65
Total Expenses	6,268
Less waivers of investment advisory fees	(1,142)
Less expenses reimbursed by administrator	(1,602)
Less expenses reimbursed by investment adviser	(43)
Less custodian credits	(1)
Net Expenses	3,480
Net Investment Income	2,887
NET REALIZED GAINS:
Net realized gains on:
Investments	28
Net Gains	28
Net Increase in Net Assets Resulting from Operations	$2,915

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2010

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2011	2010
OPERATIONS:
Net investment income	$2,887	$7,216
Net realized gains on:
Investments	28	111
Net Increase in Net Assets Resulting from Operations	2,915	7,327
CAPITAL SHARE TRANSACTIONS: (1)
Net increase (decrease) in net assets resulting from Shares transactions	(143,060)	235,860
Net decrease in net assets resulting from Service Shares transactions	(10,243)	(29,693)
Net increase in net assets resulting from GFS Shares transactions	133,832	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(19,471)	206,167
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(2,902)	(7,226)
Total Distributions to Shares Shareholders	(2,902)	(7,226)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(6)	(13)
Total Distributions to Service Shares Shareholders	(6)	(13)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(7)	–
Total Distributions to GFS Shares Shareholders	(7)	–
Total Increase (Decrease) in Net Assets	(19,471)	206,255
NET ASSETS:
Beginning of period	4,781,598	4,575,343
End of period	$4,762,127	$4,781,598
Accumulated Undistributed Net Investment Income	$61	$89

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO			SHARES
Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.03		0.05	0.05
Net realized and unrealized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.03		0.05	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.03)		(0.05)	(0.05)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.03)		(0.05)	(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.06%	0.15%	0.43	%(3)	2.58	%(3)	5.23%	4.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,577,016	$4,720,135	$4,484,188		$1,873,486		$4,425,630	$1,627,181
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.18	%(5)	0.16	%(6)	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.27%	0.27%	0.31%		0.29%		0.26%	0.27%
Net investment income, net of waivers, reimbursements and credits	0.13%	0.15%	0.33%		2.73%		5.11%	4.82%
Net investment income, before waivers, reimbursements and credits	0.01%	0.03%	0.20%		2.60%		5.05%	4.75%

			SERVICE
Selected per share data	2011(1)	2010(1)	2009(1)		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–		0.02		0.05	0.04
Net realized and unrealized gains (losses)	–	–	–		–		–	–
Total from Investment Operations	–	–	–		0.02		0.05	0.04
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–		(0.02)		(0.05)	(0.04)
From net realized gains	–	–	–		–		–	–
Total Distributions Paid	–	–	–		(0.02)		(0.05)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.20	%(3)	2.32	%(3)	4.96%	4.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$51,279	$61,463	$91,155		$127,827		$167,473	$154,867
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.26%	0.28%	0.43	%(5)	0.42	%(6)	0.46%	0.46%
Expenses, before waivers, reimbursements and credits	0.53%	0.53%	0.57%		0.55%		0.52%	0.53%
Net investment income, net of waivers, reimbursements and credits	0.02%	0.02%	0.08%		2.47%		4.85%	4.56%
Net investment income (loss), before waivers, reimbursements and credits	(0.25)%	(0.23)%	(0.06)%		2.34%		4.79%	4.49%

(1)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Without the value of the Capital Support Agreement, the total return would have been 0.67% and 0.31% for the Shares and Service Shares, respectively, for the fiscal year ended November 30, 2009 and 2.30% and 2.06%, for Shares and Service Shares, respectively, for the fiscal year ended November 30, 2008.
(4)	Annualized for periods less than one year.
(5)	The net expense ratio includes the fee for participation in the U.S. Department of the Treasury’s Temporary Guaranty Program (the “Participation Fee”) of approximately $974,000 and $40,000 for Shares and Service Shares, respectively, which represents 0.03% of average net assets for the fiscal year ended November 30, 2009. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.
(6)	The net expense ratio includes the Participation Fee of approximately $228,000 and $12,000 for Shares and Service Shares, respectively, which represents 0.01% of average net assets for the fiscal year ended November 30, 2008. Absent the Participation Fee, the net expenses would have been decreased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	PERIOD ENDED MAY 31, 2011 (UNAUDITED)

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2011(1)
Net Asset Value, Beginning of Period	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–
Net realized gains	–
Total from Investment Operations	–
LESS DISTRIBUTIONS PAID:
From net investment income	–
From net realized gains	–
Total Distributions Paid	–
Net Asset Value, End of Period	$1.00
Total Return(2)	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$133,832
Ratio to average net assets of:(3)
Expenses, net of waivers and reimbursements	0.15%
Expenses, before waivers and reimbursements	0.27%
Net investment income, net of waivers and reimbursements	0.09%
Net investment loss, before waivers and reimbursements	(0.03)%

(1)	For the period May 10, 2011 (commencement of operations) through May 31, 2011. Per share amounts from net investment income, net realized gains and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for period less than one year.
(3)	Annualized for period less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.2%

Auto Receivables – 0.2%

Honda Auto Receivables Owner Trust, Series

2011-2, Class A1,
0.25%, 9/25/11	$8,685	$8,685
Total Asset-Backed Securities
(Cost $8,685)		8,685

CERTIFICATES OF DEPOSIT – 29.7%

Non-U.S. Depository Institutions – 28.7%

Australia and New Zealand Banking,

0.33%, 8/9/11	4,550	4,550

0.33%, 8/10/11	5,460	5,460

Bank of Montreal, Chicago Branch,

0.23%, 6/13/11, FRCD	8,630	8,630

0.27%, 6/27/11, FRCD	10,000	10,000

0.21%, 6/30/11, FRCD	20,000	20,000

Bank of Nova Scotia, Houston,

0.26%, 6/1/11, FRCD	12,000	12,000

0.28%, 6/1/11, FRCD	20,000	20,000

0.35%, 6/1/11	25,000	25,000

0.26%, 7/27/11, FRCD	35,000	35,000

Barclays Bank PLC, New York Branch,

0.56%, 6/7/11, FRCD	43,000	43,000

0.35%, 7/18/11	25,000	25,000

0.54%, 8/1/11	18,200	18,200

0.57%, 12/12/11	2,000	2,000

BNP Paribas S.A., Chicago Branch,

0.46%, 6/2/11, FRCD	25,000	25,000

0.54%, 9/16/11	30,000	30,000

0.40%, 11/18/11	25,000	25,000

Canadian Imperial Bank of Commerce,

0.19%, 6/1/11, FRCD	25,000	25,000

Commonwealth Bank of Australia, London,

0.27%, 6/23/11	25,000	25,000

Commonwealth Bank of Australia, New York,

0.30%, 8/30/11	16,850	16,850

Credit Agricole CIB, New York,

0.24%, 8/2/11	50,000	50,000

Credit Agricole S.A., London,

0.30%, 10/3/11	10,000	10,000

Credit Industriel Et Commercial, London,

0.28%, 8/1/11	15,000	15,000

Credit Suisse First Boston LLC, New York,

0.21%, 7/26/11	20,000	20,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 29.7% – continued

Non-U.S. Depository Institutions - 28.7% – continued

Credit Suisse, New York,

0.26%, 6/28/11	$34,400	$34,400

0.19%, 8/10/11	10,000	10,000

0.34%, 9/2/11	25,000	25,000

Deutsche Bank A.G., New York Branch,

0.21%, 7/25/11	20,000	20,000

0.21%, 8/2/11	40,000	40,000

Deutsche Bank, New York Branch,

0.27%, 7/1/11	10,000	10,000

HSBC Bank PLC, London Branch,

0.35%, 8/15/11	25,000	25,000

Lloyds Bank PLC,

0.47%, 8/1/11, FRCD	40,000	40,000

Lloyds Banking Group PLC,

0.23%, 8/19/11	20,000	20,000

National Australia Bank,

0.30%, 7/14/11, FRCD	21,430	21,430

National Australia Bank, London,

0.40%, 6/30/11	7,000	7,000

0.35%, 7/20/11	40,000	40,000

0.21%, 8/19/11	35,320	35,320

0.35%, 9/26/11	30,000	30,000

Nordea Bank Finland PLC, London Branch,

0.20%, 6/13/11	10,000	10,000

Nordea Bank Finland PLC, New

York Branch,

0.20%, 7/19/11	10,000	10,000

0.35%, 7/25/11	8,000	8,000

0.20%, 7/28/11	25,000	25,000

0.37%, 8/1/11	20,000	20,000

Rabobank Nederland N.V., New York Branch,

0.31%, 6/2/11, FRCD	15,000	15,000

0.28%, 6/20/11, FRCD	25,000	25,000

0.37%, 8/11/11	10,000	10,000

0.35%, 9/15/11	28,035	28,035

Rabobank, N.V.,

0.35%, 10/3/11	14,000	14,000

Royal Bank of Canada, New York,

0.20%, 6/21/11, FRCD	25,000	25,000

0.30%, 7/8/11, FRCD	17,675	17,675

Royal Bank of Scotland, CT,

0.47%, 7/25/11, FRCD	30,000	30,000

0.51%, 8/15/11	10,000	10,000

0.51%, 8/16/11	20,000	20,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 29.7% – continued

Non-U.S. Depository Institutions – 28.7% – continued

Societe Generale, London Branch,

0.25%, 8/9/11	$20,000	$20,000

Societe Generale, New York Branch,

0.44%, 6/6/11, FRCD	10,000	10,000

0.42%, 8/9/11, FRCD	14,000	14,000

0.26%, 9/1/11	10,000	10,000

Svenska Handelsbanken, New York,

0.27%, 6/16/11	30,000	30,000

0.20%, 7/18/11	15,000	15,000

0.24%, 8/30/11	8,000	8,001

Toronto Dominion (USA), Inc.,

0.26%, 6/28/11, FRCD	5,000	5,000

Toronto Dominion Bank, New York,

0.28%, 6/13/11, FRCD	10,000	10,000

0.21%, 7/18/11	12,950	12,950

0.17%, 8/23/11	20,000	20,000

Westpac Banking Corp., New York,

0.20%, 6/1/11, FRCD	15,000	15,000

0.22%, 6/1/11, FRCD	40,000	40,000

0.28%, 6/1/11, FRCD	30,000	30,004

0.31%, 6/1/11, FRCD	17,000	17,000
0.28%, 6/13/11, FRCD	15,000	15,000
		1,368,505

U.S. Depository Institutions – 1.0%

Bank of America N.A.,

0.27%, 6/24/11	15,000	15,000

0.29%, 6/29/11	20,000	20,000
0.22%, 7/29/11	10,000	10,000
		45,000
Total Certificates of Deposit
(Cost $1,413,505)		1,413,505

COMMERCIAL PAPER – 14.3%

Foreign Agency and Regional Governments – 0.9%

Caisse Damortissement De La Dette,

0.27%, 8/3/11	10,000	9,999

0.35%, 9/23/11	13,100	13,086

KFW,
0.33%, 7/19/11	19,995	19,986
		43,071

Multi-Seller Conduits – 10.1%

Amsterdam Funding Corp.,

0.17%, 7/20/11	20,440	20,435

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 14.3% – continued

Multi-Seller Conduits – 10.1% – continued

Atlantic Asset Securitization Corp.,

0.28%, 6/7/11	$4,770	$4,770

0.26%, 7/6/11	8,300	8,298

0.26%, 7/7/11	6,005	6,003

0.23%, 7/22/11	8,780	8,777

0.22%, 8/3/11	9,250	9,246

0.21%, 8/10/11	2,705	2,704

Barton Capital LLC,

0.25%, 8/16/11	10,000	10,000

Belmont Funding LLC,

0.25%, 6/1/11	13,575	13,575

0.25%, 6/2/11	4,360	4,360

0.25%, 6/7/11	3,715	3,715

Cafco LLC,

0.22%, 7/19/11	8,790	8,787

Chariot Funding LLC,

0.19%, 7/12/11	6,430	6,429

Charta LLC,

0.28%, 6/15/11	4,615	4,614

0.22%, 7/19/11	6,150	6,148

0.22%, 7/20/11	9,820	9,817

0.22%, 8/2/11	4,625	4,623

0.21%, 8/15/11	4,825	4,823

0.20%, 8/24/11	4,385	4,383

Ciesco LLC,

0.21%, 8/11/11	7,490	7,487

0.21%, 8/25/11	4,295	4,293

CRC Funding LLC,

0.22%, 7/19/11	9,075	9,072

0.22%, 7/20/11	2,990	2,989

0.23%, 7/28/11	7,225	7,222

0.20%, 8/16/11	4,655	4,653

Fairway Finance Co. LLC,

0.27%, 6/2/11	7,435	7,435

0.20%, 7/12/11	11,675	11,672

Fairway Finance Corp,

0.24%, 6/1/11	6,455	6,455

Falcon Asset Securitization Co.,

0.19%, 7/12/11	4,285	4,284

Gemini Securitization Corp. LLC,

0.28%, 6/9/11	6,845	6,845

0.20%, 8/24/11	19,050	19,041

0.20%, 8/25/11	4,245	4,243

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 14.3% – continued

Multi-Seller Conduits – 10.1% – continued

GOVCO LLC,

0.24%, 7/22/11	$4,645	$4,643

0.22%, 8/8/11	9,250	9,246

0.21%, 8/11/11	4,840	4,838

0.21%, 8/15/11	9,165	9,161

0.21%, 8/18/11	8,865	8,861

Kells Funding LLC,

0.22%, 7/21/11	4,540	4,539

0.22%, 7/22/11	2,270	2,269

0.21%, 8/5/11	10,000	9,996

Liberty Street Funding LLC,

0.16%, 6/6/11	4,625	4,625

0.22%, 7/26/11	6,560	6,558

0.21%, 8/4/11	4,625	4,624

LMA Americas LLC,

0.13%, 6/3/11	7,195	7,195

0.20%, 6/23/11	8,490	8,489

Regency Markets No. 1 LLC,

0.16%, 6/20/11	11,375	11,374

0.26%, 7/15/11	4,365	4,364

0.24%, 7/20/11	5,585	5,583

0.22%, 8/15/11	4,140	4,138

Salisbury Receivables Co. LLC,

0.17%, 6/1/11	20,000	20,000

0.19%, 6/22/11	15,000	14,998

Sheffield Receivables Corp.,

0.20%, 7/7/11	10,000	9,998

Surrey Funding Corp.,

0.28%, 6/15/11	2,615	2,615

Tasman Funding, Inc.,

0.26%, 7/18/11	3,600	3,599

0.23%, 7/20/11	5,225	5,223

0.26%, 7/25/11(1)	9,300	9,297

Thames Asset Global Securitization No. 1,

0.20%, 6/9/11	9,145	9,145

0.29%, 6/13/11	9,465	9,464

Victory Receivables Corp.,

0.29%, 6/7/11	4,155	4,155

0.30%, 6/13/11	4,485	4,485

0.30%, 7/11/11	13,205	13,201

0.31%, 7/12/11	8,230	8,227

0.30%, 7/14/11	3,475	3,474

0.30%, 7/18/11	8,695	8,692

0.30%, 7/19/11	4,250	4,248

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 14.3% – continued

Multi-Seller Conduits – 10.1% – continued

Windmill Funding Corp.,
0.29%, 6/1/11	$4,835	$4,835
		483,357

Non-U.S. Depository Institutions – 2.4%

Bank of New Zealand,

0.28%, 6/3/11	25,000	25,000

Commonwealth Bank of Australia,

0.30%, 6/6/11	20,000	20,000

0.29%, 8/8/11	10,000	10,000

0.29%, 8/24/11	15,000	15,000

RBS Holdings USA, Inc.,

0.52%, 8/1/11	20,000	19,982

United Overseas Bank LLC,

0.32%, 7/11/11	8,805	8,802

0.32%, 7/15/11	4,400	4,398

Westpac Banking Corp.,

0.21%, 9/7/11	10,000	9,994
		113,176

Pharmaceuticals – 0.9%

Sanofi Aventis S.A.,

0.28%, 7/20/11	13,180	13,175

0.31%, 8/17/11	12,305	12,297

0.31%, 8/18/11	8,760	8,754

0.34%, 9/19/11	8,785	8,776
		43,002
Total Commercial Paper
(Cost $682,606)		682,606

CORPORATE NOTES/BONDS – 6.0%

Foreign Agency and Regional Governments – 1.1%

Eksportfinans A.S.,

0.27%, 6/2/11, FRN	15,000	15,000

0.25%, 6/24/11, FRN	4,400	4,400

0.26%, 6/27/11, FRN	8,300	8,300

5.13%, 10/26/11	2,795	2,846

Network Rail Infrastructure Finance,

0.54%, 3/16/12 (1)	8,030	8,030

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 6.0% – continued

Foreign Agency and Regional Governments – 1.1% – continued

Royal Bank of Scotland PLC, Government Gtd.,

1.50%, 3/30/12(1) (2)	$6,855	$6,917

2.63%, 5/11/12(1)	5,000	5,106
		50,599

General Merchandise Stores – 0.9%

Wal-Mart Stores,
5.48%, 6/1/11	45,000	45,000

Non-U.S. Bank - Non-U.S. Government – 0.1%

Lloyds Bank PLC, Government Gtd.,
1.30%, 7/5/11, FRN (1) (2)	5,000	5,040

Non-U.S. Depository Institutions – 0.4%

Australia and New Zealand Bank,

0.49%, 7/25/11, FRN (1)	10,000	10,014
5.13%, 11/14/11	7,824	7,983
		17,997

Pharmaceuticals – 0.5%

Pfizer, Inc.,

4.45%, 3/15/12	9,760	10,066

Sanofi Aventis S.A.,
0.36%, 6/28/11, FRN	13,375	13,375
		23,441

Supranational – 2.6%

European Investment Bank,

3.25%, 10/14/11	20,000	20,215

International Bank for Reconstruction & Development,

0.73%, 6/10/11	20,000	20,000

0.25%, 6/13/11, FRN	45,000	45,000

International Finance Corp.,
0.20%, 6/15/11, FRN	40,000	40,000
		125,215

U.S. Depository Institutions – 0.4%

Bank of America Corp., FDIC Gtd.,
2.10%, 4/30/12(3)	20,000	20,316
Total Corporate Notes/Bonds
(Cost $287,608)		287,608

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS – 4.2%

Non-U.S. Depository Institutions – 4.2%

Credit Agricole S.A., London,

0.12%, 6/1/11	$100,000	$100,000

Danske Bank A.S., Copenhagen,
0.13%, 6/1/11	100,000	100,000
		200,000
Total Eurodollar Time Deposits
(Cost $200,000)		200,000

U.S. GOVERNMENT AGENCIES – 8.0%(4)

Federal Farm Credit Bank – 1.3%

FFCB FRN,

0.20%, 6/1/11	20,000	19,993

0.14%, 6/20/11	15,000	14,988
0.23%, 6/20/11	27,000	26,993
		61,974

Federal Home Loan Bank – 4.5%

FHLB Bonds,

4.88%, 11/18/11	20,000	20,425

0.46%, 3/14/12	4,675	4,675

0.30%, 4/4/12	10,000	10,000

0.39%, 4/25/12	12,640	12,640

0.41%, 4/27/12	9,895	9,895

FHLB FRN,

0.25%, 6/1/11	50,000	50,000

0.30%, 6/1/11	50,000	50,000

0.10%, 6/28/11	30,000	29,998
0.23%, 8/7/11	25,000	24,996
		212,629

Federal Home Loan Mortgage Corporation – 1.4%

FHLMC FRN,

0.16%, 6/4/11	5,000	4,996

0.16%, 6/19/11	40,000	39,993
0.16%, 6/26/11	20,000	19,996
		64,985

Federal National Mortgage Association – 0.8%

FNMA FRN,

0.11%, 6/11/11	25,000	24,998
0.22%, 6/23/11	15,000	14,996
		39,994
Total U.S. Government Agencies
(Cost $379,582)		379,582

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2011 (UNAUDITED)

See Notes to the Financial Statements.

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 3.0%

U.S. Treasury Notes – 3.0%

1.00%, 8/31/11	$20,000	$20,033

1.00%, 10/31/11	20,000	20,059

4.63%, 10/31/11	15,000	15,272

1.13%, 12/15/11	7,000	7,031

0.88%, 1/31/12	30,000	30,111

0.88%, 2/29/12	5,000	5,019

4.63%, 2/29/12	20,000	20,638

1.00%, 4/30/12	25,000	25,161

		143,324
Total U.S. Government Obligations
(Cost $143,324)		143,324

MUNICIPAL INVESTMENTS – 1.0%

California – 1.0%

California Municipal Finance Authority Revenue VRDB, Series A, Recovery Zone Bonds,

Chevron USA,
0.10%, 6/1/11	46,490	46,490
Total Municipal Investments
(Cost $46,490)		46,490

Investments, at Amortized Cost ($3,161,800)		3,161,800

REPURCHASE AGREEMENTS – 33.5%

Joint Repurchase Agreements – 0.6%(5)

Bank of America Securities LLC, dated 5/31/11, repurchase price $6,141

0.04%, 6/1/11	6,141	6,141

Morgan Stanley & Co., Inc., dated 5/31/11, repurchase price $6,142

0.09%, 6/1/11	6,142	6,142

Societe Generale, New York Branch, dated 5/31/11, repurchase price $6,141

0.10%, 6/1/11	6,141	6,141

UBS Securities LLC, dated 5/31/11, repurchase price $9,212
0.10%, 6/1/11	9,212	9,212
		27,636

Repurchase Agreements – 32.9%(6)

Bank of America N.A., dated 5/31/11, repurchase price $100,000

0.13%, 6/1/11	100,000	100,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 33.5% – continued

Repurchase Agreements – 32.9%(6) – continued

BNP Paribas Securities Corp., dated 5/31/11, repurchase price $605,002

0.13%, 6/1/11	$605,000	$605,000

Citigroup Global Markets, Inc., dated 5/31/11, repurchase price $168,502

0.14%, 6/1/11	168,501	168,501

Deutsche Bank Securities, dated 5/31/11, repurchase price $695,003
0.13%, 6/1/11	695,000	695,000
		1,568,501
Total Repurchase Agreements
(Cost $1,596,137)		1,596,137

Total Investments – 99.9%
(Cost $4,757,937) (7)		4,757,937
Other Assets less Liabilities – 0.1%		4,190
NET ASSETS – 100.0%		$4,762,127

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2011, the value of these restricted illiquid securities amounted to approximately $11,957,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)

Lloyds Bank PLC, Government Gtd.,

1.30%, 7/5/11	3/28/11	$5,048

Royal Bank of Scotland PLC, Government Gtd.,

1.50%, 3/30/12	4/4/11	6,928

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$10,130	1.75% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Notes	$17,856	1.13% – 4.25%	12/15/11 – 7/15/20

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$1,178,368	3.49% – 6.50%	6/1/25 – 6/1/41
FHLMC	$ 421,061	3.18% – 6.50%	6/1/25 – 2/1/41
GNMA	$ 16,127	3.50%	10/20/40

(7)	The cost for federal income tax purposes was $4,757,937.

Percentages shown are based on Net Assets.

At May 31, 2011, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	46.6%
2 - 15 Days	8.9
16 - 30 Days	9.0
31 - 60 Days	12.0
61 - 97 Days	14.2
98 - 180 Days	5.6
181 - 270 Days	0.8
271+ Days	2.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime
Obligations Portfolio	$–	$4,757,937(1)	$–	$4,757,937

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC	Federal Deposit Insurance Corporation	FRCD	Floating Rate Certificates of Deposit
FFCB	Federal Farm Credit Bank	FRN	Floating Rate Notes
FHLB	Federal Home Loan Bank	GNMA	Government National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation	Gtd.	Guaranteed
FNMA	Federal National Mortgage Association	VRDB	Variable Rate Demand Bond

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. (“NTI”, formerly known as and conducting business as Northern Trust Investments, N.A.), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer four classes of shares: Shares, Service Shares, Premier Shares and GFS Shares. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2011, Shares, Service Shares and GFS Shares were outstanding. Premier Shares are not currently offered to investors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2011, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2011 (UNAUDITED)

following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value of the Portfolio. At November 30, 2010, the Portfolio reclassified approximately $107,000 of undistributed net investment income and $(107,000) of accumulated undistributed net realized losses.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Portfolio. In general, the provisions of the Act will be effective for the Portfolio’s fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolio, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$671

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2010	2009
Prime Obligations	$7,264	$12,823

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolio is subject to the provisions of the Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. This standard provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolio’s financial statements.

As of November 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio’s average daily net assets. The investment adviser has contractually agreed to waive 0.05 percent of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2012. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by the investment adviser for the six months ended May 31, 2011, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class and GFS Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

Class-specific transfer agent fees for the six months ended May 31, 2011, were as follows:

Amounts in thousands	SHARES	SERVICE SHARES
Prime Obligations	$18	$3

Certain amounts of transfer agent fees were reimbursed to the Portfolio by the investment adviser. For further information, please refer to Note 5.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits are shown as “Less custodian credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, service agent fees, taxes, interest and other extraordinary expenses) (“Expenses”) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets. In addition, NTI as Administrator has contractually agreed through at least April 1, 2012 to reimburse an additional portion of the Portfolio’s Expenses so that the Portfolio’s Expenses do not exceed 0.05 percent of its average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2011, is shown as part of “Receivable from affiliates for expense reimbursements” on the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. ADDITIONAL EXPENSE REIMBURSEMENT

In order to avoid a negative yield, the investment adviser may reimburse class-specific and portfolio level expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended May 31, 2011, the investment adviser reimbursed class-specific and portfolio level expenses, including certain amounts of advisory, administrative, transfer agent, shareholder servicing fees and other expenses in order to avoid a negative yield, for the Portfolio. Portfolio level expenses reimbursed by the investment adviser were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by the investment adviser are shown as “Less expenses reimbursed by investment adviser” in the Statement of Operations and the amounts outstanding at May 31, 2011, are included as part of “Receivable from affiliates for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by the investment adviser.

6. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service Shares and Premier Shares. As

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2011 (UNAUDITED)

compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service Shares and Premier Shares, respectively. The shareholder servicing fees are included in the Statement of Operations.

Certain amounts of shareholder servicing fees were reimbursed to the portfolio by the investment adviser. For further information, please refer to Note 5.

7. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependant on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition there is an annual commitment fee of 10 basis points on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2011.

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$12,185,387	$812	$(12,329,259)	$(143,060)
Service Shares	58,896	—	(69,139)	(10,243)
GFS Shares	169,172	—	(35,340)	133,832

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$26,819,586	$1,304	$(26,585,030)	$235,860
Service Shares	188,585	—	(218,278)	(29,693)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

9. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3; and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolio’s financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2011 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.15%	$1,000.00	$1,000.60	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.18	$0.76	**
SERVICE SHARES
Actual	0.26%	$1,000.00	$1,000.10	$1.30
Hypothetical	0.26%	$1,000.00	$1,023.64	$1.31	**
GFS SHARES(1)
Actual	0.15%	$1,000.00	$1,000.10	$0.09
Hypothetical	0.15%	$1,000.00	$1,002.92	$0.09	**

(1)	The GFS Shares commenced investment operations on May 10, 2011. To calculate account value and expenses paid the 22-day rate of return was used as opposed to the 6-month rate of return.

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months end May 31, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the Prime Obligations Portfolio (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also reviewed written and verbal reports from the Trust’s Governance committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) the fee charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (v) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio manager and other personnel; (vi) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. The Trustees also considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of such services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Portfolio’s risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new regulatory requirements for the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to

PRIME OBLIGATIONS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2011 (UNAUDITED)

maintain a positive yield during the past year, as well as their commitment of other resources. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings and ratings issued by third parties. Information on the Portfolio’s investment performance was provided for one, two, three, four and five years. The Trustees also considered the Portfolio’s investment performance in light of the investment objective and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and the steps taken by the Investment Adviser to manage the Portfolio to maintain a stable net asset value during the market environments in recent years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with SEC regulations applicable to money market mutual funds and the stability of the Portfolio’s net asset value. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies and current low interest rate environment.

Fee Rates, Costs of Services and Profitability

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s contractual fee waivers and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rate paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratio were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rate and total operating expense ratio were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waivers was competitive with its Lipper peer group median, and the total expense ratio after waiver of fees and reimbursement of expenses was below its Lipper objective median. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with what had been presented to the Trustees in prior years and had previously been reviewed by Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including for example, firm structure, different business lines and cost allocation methodology.

Economies of Scale

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as administrator), and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers and voluntary reimbursements of the Portfolio’s expenses to maintain a positive yield and its contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, administrative, accounting and custodial functions. The Trustees also considered that many of the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2011 (UNAUDITED)

Portfolio’s shareholders had other client relationships with The Northern Trust Company.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

PRIME OBLIGATIONS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

12	ABBREVIATIONS AND OTHER INFORMATION

13	NOTES TO THE FINANCIAL STATEMENTS

17	FUND EXPENSES

18	APPROVAL OF ADVISORY AGREEMENT

20	FOR MORE INFORMATION

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2011 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost	$943,873
Repurchase agreements, at cost which approximates fair value	543,716
Cash	5,753
Interest income receivable	1,218
Receivable from affiliated administrator	7
Prepaid and other assets	3
Total Assets	1,494,570
LIABILITIES:
Payable for fund shares redeemed	7,033
Distributions payable to shareholders	159
Accrued administration fees	135
Trustee fees	23
Accrued other liabilities	13
Total Liabilities	7,363
Net Assets	$1,487,207
ANALYSIS OF NET ASSETS:
Capital stock	$1,487,946
Accumulated undistributed net realized loss	(739)
Net Assets	$1,487,207
Total Shares Outstanding (no par value, unlimited shares authorized)	1,487,946
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,685
EXPENSES:
Investment advisory fees	1,525
Administration fees	645
Custody and accounting fees	90
Printing fees	7
Professional fees	11
Trustee fees	8
Other	12
Total Expenses	2,298
Less waivers of:
Investment advisory fees	(1,525)
Custody fees and accounting fees	(87)
Less expenses reimbursed by administrator	(37)
Less custodian credits	(3)
Net Expenses	646
Net Investment Income	1,039
NET REALIZED GAINS:
Net realized gains on:
Investments	5
Net Gains	5
Net Increase in Net Assets Resulting from Operations	$1,044

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEAR ENDED NOVEMBER 30, 2010

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2011	2010
OPERATIONS:
Net investment income	$1,039	$2,519
Net realized gains on:
Investments	5	64
Net Increase in Net Assets Resulting from Operations	1,044	2,583
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	331,258	(256,945)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	331,258	(256,945)
DISTRIBUTIONS PAID:
From net investment income	(1,039)	(2,566)
Total Distributions Paid	(1,039)	(2,566)
Total Increase (Decrease) in Net Assets	331,263	(256,928)
NET ASSETS:
Beginning of period	1,155,944	1,412,872
End of period	$1,487,207	$1,155,944

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2011 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2011	2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	– (1)	– (1)	0.01		0.03		0.05	0.05
Net realized and unrealized gains (losses)	– (2)	– (2)	–	(2)	–	(2)	–	–
Total from Investment Operations	–	–	0.01		0.03		0.05	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	– (3)	– (3)	(0.01)		(0.03)		(0.05)	(0.05)
Total Distributions Paid	–	–	(0.01)		(0.03)		(0.05)	(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(4)	0.08%	0.19%	0.60	%(5)	2.64	%(5)	5.34%	4.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,487,207	$1,155,944	$1,412,872		$1,020,896		$2,798,068	$2,427,279
Ratio to average net assets of:(6)
Expenses, net of waivers, reimbursements and credits	0.10%	0.10%	0.10%		0.10%		0.10%	0.10%
Expenses, before waivers, reimbursements and credits	0.37%	0.37%	0.37%		0.37%		0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.16%	0.19%	0.52%		2.71%		5.21%	4.88%
Net investment income (loss), before waivers, reimbursements and credits	(0.11)%	(0.08)%	0.25%		2.44%		4.94%	4.61%

(1)	Per share amount from net investment income was less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from distributions paid from net investment income was less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Without the value of the Capital Support Agreement, the total return would have been 1.14% and 2.36% for the fiscal years ended November 30, 2009 and November 30, 2008, respectively.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT ((000S)	VALUE ((000S)
ASSET-BACKED SECURITIES – 0.2%
Auto Receivables – 0.2%
Honda Auto Receivables Owner Trust, Series 2011-2, Class A1, 0.25%, 9/25/11	$3,070	$3,070
Total Asset-Backed Securities
(Cost $3,070)		3,070

CERTIFICATES OF DEPOSIT – 28.7%

Non-U.S. Depository Institutions – 27.0%
Australia and New Zealand Bank,

0.33%, 8/9/11	1,130	1,130

0.33%, 8/10/11	1,355	1,355

0.26%, 8/16/11, FRCD	7,510	7,510
Bank of Montreal, Chicago Branch,

0.23%, 6/13/11, FRCD	3,010	3,010

0.27%, 6/27/11, FRCD	2,000	2,000

0.21%, 6/30/11, FRCD	10,000	10,000
Bank of Nova Scotia, Houston,

0.26%, 6/1/11, FRCD	2,000	2,000

0.28%, 6/1/11, FRCD	7,000	7,000

0.26%, 7/27/11, FRCD	10,000	10,000
Barclays Bank PLC, New York Branch,

0.56%, 6/7/11, FRCD	12,000	12,000

0.54%, 8/1/11	11,100	11,100
BNP Paribas S.A., Chicago Branch,

0.54%, 9/16/11	17,000	17,000

0.40%, 11/18/11	10,000	10,000
Canadian Imperial Bank of Commerce,

0.19%, 6/1/11, FRCD	5,000	5,000
Commonwealth Bank of Australia, London,

0.27%, 6/23/11	5,000	5,000
Commonwealth Bank of Australia, New York,

0.30%, 8/30/11	4,745	4,745
Credit Agricole CIB, New York,

0.24%, 8/2/11	5,000	5,000
Credit Industriel Et Commercial, London,

0.28%, 8/1/11	10,000	10,000
Credit Suisse First Boston LLC, New York,

0.21%, 7/26/11	15,000	15,000
Credit Suisse, New York,

0.26%, 6/28/11	9,500	9,500
Deutsche Bank A.G., New York Branch,

0.21%, 7/25/11	10,000	10,000

	PRINCIPAL AMOUNT ((000S)	VALUE ((000S)
CERTIFICATES OF DEPOSIT – 28.7% continued
Non-U.S. Depository Institutions – 27.0% continued
Deutsche Bank, New York Branch,

0.27%, 6/24/11	$10,000	$10,000
HSBC Holdings PLC, London Branch,

0.35%, 8/15/11	15,000	15,000
Lloyds Bank PLC,

0.47%, 8/1/11, FRCD	10,000	10,000
Lloyds Banking Group PLC,

0.23%, 8/19/11	10,000	10,000
National Australia Bank,

0.30%, 7/14/11, FRCD	7,775	7,775
National Australia Bank, London Branch,

0.40%, 6/30/11	3,000	3,000

0.35%, 7/20/11	5,000	5,000

0.21%, 8/19/11	12,685	12,685

0.35%, 9/26/11	5,000	5,000
Nordea Bank Finland PLC, London Branch,

0.20%, 6/13/11	10,000	10,000
Nordea Bank Finland PLC, New York,

0.20%, 7/19/11	5,000	5,000

0.20%, 7/28/11	10,000	10,000
Rabobank Nederland N.V.,

0.35%, 10/3/11	4,000	4,000
Rabobank Nederland N.V., New York Branch,

0.28%, 6/20/11, FRCD	10,000	10,000

0.37%, 8/11/11	5,000	5,000

0.35%, 9/15/11	7,205	7,205
Royal Bank of Canada, New York,

0.30%, 6/1/11, FRCD	5,000	5,000

0.20%, 6/21/11, FRCD	15,000	15,000
Royal Bank of Scotland, CT Branch,

0.47%, 7/25/11, FRCD	10,000	10,000

0.51%, 8/15/11	5,000	5,000
Societe Generale, London Branch,

0.25%, 8/9/11	5,000	5,000
Societe Generale, New York Branch,

0.26%, 9/1/11	5,000	5,000
Societe Generale, New York,

0.37%, 6/20/11, FRCD	5,000	5,000
Svenska Handelsbanken, New York,

0.20%, 7/18/11	10,000	10,000

0.24%, 8/30/11	2,000	2,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT – 28.7% continued
Non-U.S. Depository Institutions – 27.0% continued
Toronto Dominion Bank, New York,

0.28%, 6/13/11, FRCD	$2,000	$2,000

0.21%, 7/18/11	4,515	4,515

0.17%, 8/23/11	10,000	10,000
Westpac Banking Corp., New York,

0.22%, 6/1/11, FRCD	10,000	10,000

0.28%, 6/1/11, FRCD	5,000	5,002

0.28%, 6/13/11, FRCD	5,000	5,000

0.28%, 6/29/11, FRCD	5,000	5,000

0.33%, 10/3/11	10,000	10,000
		401,532
U.S. Depository Institutions – 1.7%
Bank of America N.A.,

0.27%, 6/24/11	10,000	10,000

0.29%, 6/29/11	10,000	10,000

0.22%, 7/29/11	5,000	5,000
		25,000
Total Certificates of Deposit
(Cost $426,532)		426,532

COMMERCIAL PAPER – 13.6%

Foreign Agency and Regional Governments – 0.9%
Caisse Damortissement De La Dette,

0.27%, 8/3/11	5,000	5,000

0.35%, 9/23/11	3,690	3,686
KFW,

0.33%, 7/19/11	4,345	4,343
		13,029
Multi-Seller Conduits – 10.4%
Amsterdam Funding Corp.,

0.17%, 7/20/11	7,130	7,128
Atlantic Asset Securitization Corp.,

0.28%, 6/7/11	1,295	1,295

0.26%, 7/6/11	2,920	2,919

0.26%, 7/7/11	2,115	2,114

0.23%, 7/22/11	2,920	2,919

0.22%, 8/3/11	3,230	3,229

0.21%, 8/9/11	1,660	1,659

0.21%, 8/10/11	965	965
Barton Capital LLC,

0.25%, 8/16/11	5,000	5,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.6% continued
Multi-Seller Conduits – 10.4% continued
Belmont Funding LLC,

0.25%, 6/1/11	$4,670	$4,670

0.25%, 6/2/11	1,465	1,465

0.25%, 6/7/11	1,110	1,110
Cafco LLC,

0.22%, 7/19/11	3,105	3,104
Chariot Funding LLC,

0.19%, 7/12/11	2,335	2,334
Charta LLC,

0.28%, 6/15/11	1,175	1,175

0.22%, 7/19/11	2,170	2,169

0.22%, 7/20/11	3,270	3,269

0.22%, 8/2/11	1,460	1,459

0.21%, 8/15/11	1,710	1,709

0.20%, 8/24/11	1,510	1,509
Ciesco LLC,

0.21%, 8/11/11	2,320	2,319

0.21%, 8/25/11	1,585	1,584
CRC Funding LLC,

0.22%, 7/19/11	3,020	3,019

0.22%, 7/20/11	935	935

0.23%, 7/28/11	2,525	2,524

0.20%, 8/16/11	1,655	1,654
Fairway Finance Co. LLC,

0.27%, 6/2/11	10,000	10,000

0.20%, 7/12/11	4,235	4,234
Fairway Finance Corp.,

0.24%, 6/1/11	1,780	1,780
Falcon Asset Securitization Co.,

0.19%, 7/12/11	1,555	1,555
Gemini Securitization Corp. LLC,

0.28%, 6/9/11	1,760	1,760

0.20%, 8/24/11	3,395	3,393

0.20%, 8/25/11	1,460	1,459
GOVCO LLC,

0.24%, 7/22/11	1,525	1,524

0.22%, 8/8/11	3,230	3,229

0.21%, 8/11/11	1,560	1,559

0.21%, 8/15/11	3,245	3,244

0.21%, 8/18/11	3,130	3,129
Kells Funding LLC,

0.22%, 7/21/11	1,510	1,510

0.22%, 7/22/11	755	755

0.21%, 8/5/11	5,000	4,998

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.6% – continued
Multi-Seller Conduits – 10.4% continued
Liberty Street Funding LLC,

0.16%, 6/6/11	$1,615	$1,615

0.22%, 7/26/11	2,290	2,289

0.21%, 8/4/11	1,615	1,614
LMA Americas LLC,

0.13%, 6/3/11	2,655	2,655

0.20%, 6/23/11	2,920	2,920
Regency Markets No. 1 LLC,

0.16%, 6/20/11	4,040	4,040

0.26%, 7/15/11	1,550	1,550

0.24%, 7/20/11	1,860	1,859

0.22%, 8/15/11	1,475	1,474
Surrey Funding Corp.,

0.28%, 6/15/11	740	740
Tasman Funding, Inc.,

0.26%, 7/18/11	1,230	1,230

0.26%, 7/25/11(1)	3,050	3,049
Thames Asset Global Securitization No. 1,

0.20%, 6/9/11	3,280	3,280

0.29%, 6/13/11	2,410	2,410
Victory Receivables Corp.,

0.29%, 6/7/11	1,490	1,490

0.30%, 6/13/11	1,140	1,140

0.30%, 7/11/11	4,615	4,614

0.31%, 7/12/11	2,985	2,984

0.30%, 7/14/11	1,235	1,235

0.30%, 7/18/11	2,975	2,974

0.30%, 7/19/11	1,500	1,499
		154,026
Non-U.S. Depository Institutions – 1.6%
Bank of New Zealand,

0.28%, 6/3/11	10,000	10,000
Commonwealth Bank of Australia,

0.29%, 8/8/11	5,000	5,000

0.29%, 8/24/11	5,000	5,000
United Overseas Bank LLC,

0.32%, 7/11/11	3,075	3,074

0.32%, 7/15/11	1,540	1,539
		24,613
Pharmaceuticals – 0.7%
Sanofi Aventis S.A.,

0.28%, 7/20/11	3,430	3,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER – 13.6% – continued
Pharmaceuticals – 0.7% continued

0.31%, 8/17/11	$3,115	$3,113

0.31%, 8/18/11	2,220	2,218

0.34%, 9/19/11	2,285	2,283
		11,043
Total Commercial Paper
(Cost $202,711)		202,711

CORPORATE NOTES/BONDS – 4.3%

Foreign Agency and Regional Governments – 0.9%
Eksportfinans A.S.,

0.25%, 6/24/11, FRN	1,200	1,200

0.26%, 6/27/11, FRN	2,400	2,400

5.13%, 10/26/11	920	937
Network Rail Infrastructure Finance PLC,

0.54%, 3/16/12(1)	2,260	2,260
Royal Bank of Scotland PLC, Government Gtd.,

1.50%, 3/30/12(1)(2)	2,180	2,200

2.63%, 5/11/12(1)	5,000	5,106
		14,103
General Merchandise Stores – 0.7%
Wal-Mart Stores,

5.48%, 6/1/11	10,000	10,000
Non-U.S. Depository Institutions – 0.6%
Australia and New Zealand Bank,

0.49%, 7/25/11, FRN(1)	5,000	5,007

5.13%, 11/14/11	4,345	4,432
		9,439
Pharmaceuticals – 0.5%
Pfizer, Inc.,

4.45%, 3/15/12	3,865	3,986
Sanofi Aventis S.A.,

0.36%, 6/28/11, FRN	3,725	3,725
		7,711
Supranational – 1.4%
European Investment Bank,

3.25%, 10/14/11	5,000	5,054
International Bank for Reconstruction & Development,

0.25%, 6/13/11, FRN	5,000	5,000
International Finance Corp.,

0.20%, 6/15/11, FRN	10,000	10,000
		20,054

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS – 4.3% – continued
U.S. Depository Institutions – 0.2%
Bank of America Corp., FDIC Gtd..,

2.10%, 4/30/12(3)	$3,000	$3,047
Total Corporate Notes/Bonds
(Cost $64,354)		64,354

EURODOLLAR TIME DEPOSITS – 4.7%
Non-U.S. Depository Institutions – 4.7%
Credit Agricole S.A., London,

0.12%, 6/1/11	25,000	25,000
Danske Bank A.S., Copenhagen,

0.13%, 6/1/11	25,000	25,000
Societe Generale, Cayman Islands,

0.10%, 6/1/11	19,474	19,474
		69,474
Total Eurodollar Time Deposits
(Cost $69,474)		69,474

U.S. GOVERNMENT AGENCIES – 7.5%(4)
Federal Farm Credit Bank – 0.9%
FFCB FRN,

0.20%, 6/1/11	5,000	4,998

0.14%, 6/20/11	5,000	4,996

0.23%, 6/20/11	3,000	2,999
		12,993
Federal Home Loan Bank – 4.6%
FHLB Bonds,

4.88%, 11/18/11	10,000	10,213

0.46%, 3/14/12	1,280	1,280

0.30%, 4/4/12	10,000	10,000

0.39%, 4/25/12	3,560	3,560

0.41%, 4/27/12	2,730	2,730
FHLB FRN,

0.25%, 6/1/11	10,000	10,000

0.30%, 6/1/11	10,000	10,000

0.10%, 6/28/11	10,000	9,999

0.23%, 8/7/11	10,000	9,998
		67,780

Federal Home Loan Mortgage Corporation – 1.7%
FHLMC FRN,

0.16%, 6/4/11	5,000	4,996

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 7.5%(4) – continued

Federal Home Loan Mortgage Corporation – 1.7% continued

0.16%, 6/19/11	$10,000	$9,998

0.16%, 6/26/11	10,000	9,998
		24,992

Federal National Mortgage Association – .3.7%
FNMA FRN,

0.22%, 6/23/11	5,000	4,999
Total U.S. Government Agencies
(Cost $110,764)		110,764

U.S. GOVERNMENT OBLIGATIONS – 0.3%
U.S. Treasury Notes – 3.7%

1.00%, 8/31/11	13,000	13,021

1.00%, 10/31/11	5,000	5,015

4.63%, 10/31/11	5,000	5,091

1.13%, 12/15/11	6,000	6,026

0.88%, 1/31/12	8,000	8,030

0.88%, 2/29/12	3,000	3,012

4.63%, 2/29/12	5,000	5,159

1.00%, 4/30/12	10,000	10,064
		55,418
Total U.S. Government Obligations
(Cost $55,418)		55,418

MUNICIPAL INVESTMENTS – 0.8%
Oregon – 0.8%
Lincoln City Senior Living LLC,

(FHLB of San Francisco LOC),

0.39%, 6/8/11	11,550	11,550
Total Municipal Investments
(Cost $11,550)		11,550

Investments, at Amortized Cost
($943,873)		943,873

REPURCHASE AGREEMENTS – 36.5%

Joint Repurchase Agreements – 3.2%(5)
Bank of America Securities LLC, dated 5/31/11, repurchase price $10,826

0.04%, 6/1/11	10,825	10,825
Morgan Stanley & Co., Inc., dated 5/31/11, repurchase price $10,826

0.09%, 6/1/11	10,826	10,826

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 36.5% – continued

Joint Repurchase Agreements – 3.2%(5) continued
Societe Generale, New York Branch, dated 5/31/11, repurchase price $10,826

0.10%, 6/1/11	$10,826	$10,826
UBS Securities LLC, dated 5/31/11, repurchase price $16,239

0.10%, 6/1/11	16,239	16,239
		48,716

Repurchase Agreements – 33.3%(6)
Citigroup Global Markets, Inc., dated 5/31/11, repurchase price $140,001

0.14%, 6/1/11	140,000	140,000
Goldman Sachs, dated 5/31/11, repurchase price $130,000

0.13%, 6/1/11	130,000	130,000
HSBC Securities (USA), Inc., dated 5/31/11, repurchase price $125,000

0.13%, 6/1/11	125,000	125,000
JPMorgan Securities, Inc., dated 5/31/11, repurchase price $100,000

0.13%, 6/1/11	100,000	100,000
		495,000
Total Repurchase Agreements
(Cost $543,716)		543,716

Total Investments – 100.0%
(Cost $1,487,589)(7)		1,487,589

Liabilities less Other Assets – 0.0%		(382)
NET ASSETS – 100.0%		$1,487,207

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is deter mined by valuations supplied by a pricing service or brokers, or, if not avail able, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Restricted security has been deemed illiquid. At May 31, 2011, the value of this restricted illiquid security amounted to approximately $2,200,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Royal Bank of Scotland PLC, Government Gtd.,

1.50%, 3/30/12	4/4/11	$2,203

(3)	Security issued under the terms of the Temporary Liquidity Guaranty Program by the Federal Deposit Insurance Corp. (“FDIC”). Under the terms of this program, the FDIC guarantees payment of principal and interest.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$17,857	1.75% – 6.25%	8/15/23 – 5/15/37
U.S. Treasury Bonds	$31,476	1.13% – 4.25%	12/15/11 – 7/15/20

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$236,413	3.50% – 5.06%	6/1/23 – 12/1/40
FHLMC	$241,467	2.25% – 6.53%	4/1/23 – 5/1/41
GNMA	$31,972	4.50% – 5.50%	12/20/38 – 4/15/41

(7)	The cost for federal income tax purposes was $1,487,589.

Percentages shown are based on Net Assets.

At May 31, 2011, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight (One Business Day)	41.1%
2 - 15 Days	8.2
16-30 Days	3.5
31-60 Days	10.9
61 - 97 Days	14.4
98- 180 Days	11.4
181 -270 Days	1.8
271+ Days	8.7
Total	100.0%

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued	MAY 31, 2011 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of May 31, 2011:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$–	$1,487,589(1)(2)	$–	$1,487,589

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in Liquid Assets Portfolio itself would be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses significant transfers between levels based on valuations at the end of each reporting period. At May 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on November 30, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2011 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

FDIC	Federal Deposit Insurance Corporation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
GNMA	Government National Mortgage Association
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	12	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2011 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 21 portfolios as of May 31, 2011, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the “Portfolio”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, Inc. (“NTI”, formerly known as and conducting business as Northern Trust Investments, N.A.), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Portfolio. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees’ authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under which it purchases securities for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2011, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS The Portfolio’s net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications were reported in order to reflect the tax treatment for certain permanent differences that

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

exist between income tax regulations and GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules affecting the Portfolio. In general, the provisions of the Act will be effective for the Portfolio’s fiscal year ending November 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Portfolio, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending November 30, 2012.

At November 30, 2010, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$744

The Portfolio may offset future capital gains with this capital loss carryforward.

The following capital loss carryforwards were utilized at November 30, 2010, for U.S. federal income tax purposes:

Amounts in thousands
Liquid Assets	$16

At November 30, 2010, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$211

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2010	2009
Liquid Assets	$2,556	$6,060

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Portfolio is subject to the provisions of the Accounting Standards Codification (“ASC”) 740-10, Income Taxes, Overall. This standard provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Portfolio’s financial statements.

As of November 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2007 through November 30, 2010 remain subject to examination by the Internal Revenue Service.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for advisory services and the assumption of related expenses, the investment adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio’s average daily net assets. The investment adviser has contractually agreed to waive all of the advisory fees charged to the Portfolio. The contractual waiver arrangement is expected to continue until at least April 1, 2012. After this date, the investment adviser or the Portfolio may terminate the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders. The effect of this waiver by the investment adviser for the six months ended May 31, 2011, is reflected as “Less waivers of investment advisory fees” in the accompanying Statement of Operations.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board of Trustees. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

waiver by Northern Trust for the six months ended May 31, 2011, is reflected as “Less waivers of custody fees and accounting fees” in the accompanying Statement of Operations.

The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, are shown as “Less Custodian Credits” in the Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI, as Administrator, is entitled to an administration fee from the Portfolio at the annual rate of 0.10 percent of the average daily net assets of the Portfolio. Under the Administration Agreement with the Trust, which may be amended by the Trust’s Board of Trustees without shareholder approval, NTI, as Administrator, has agreed to reimburse expenses (including fees payable to NTI for its services as Administrator, but excluding management fees, transfer agency fees, taxes, interest and other extraordinary expenses) that exceed on an annualized basis 0.10 percent of the Portfolio’s average daily net assets.

The expenses reimbursed during the six months ended May 31, 2011, under such agreements are shown as “Less expenses reimbursed by administrator” in the accompanying Statement of Operations. The expense reimbursement receivable at May 31, 2011, is shown as “Receivable from affiliated administrator” in the accompanying Statement of Assets and Liabilities. The expense reimbursement is payable monthly by NTI as Administrator.

NTI also has a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s administration fees.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in “Trustee Fees” on the Statement of Assets and Liabilities. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio and/or Global Tactical Asset Allocation Portfolio of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. BANK BORROWINGS

Prior to December 9, 2010, the Trust had a $100,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. The interest rate charged under the agreement was dependent on the type of loan. For base rate loans, the interest rate was the sum of the applicable margin (either 0.75 percent or zero) and the highest of (i) 0.50 percent in excess of the Federal Funds Rate, (ii) 1.00 percent in excess of the Adjusted London Interbank Offered Rate (“LIBOR”) and (iii) the prime lending rate. For LIBOR loans, the interest rate was the sum of the applicable margin (0.75 percent) and the LIBOR then in effect. For an Interbank Offered Rate (“IBOR”) loan, the interest rate was the sum of the applicable margin (0.75 percent) and the IBOR then in effect. In addition, there was an annual commitment fee of 12 basis points on the unused portion of the credit line under the agreement, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

Effective December 9, 2010, the Trust entered into a $150,000,000 senior unsecured revolving credit facility administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “New Credit Facility”). The interest rate charged under the New Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month LIBOR on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.25 percent. In addition there is an annual commitment fee of 10 basis point on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The New Credit Facility will expire on December 8, 2011, unless renewed.

At May 31, 2011, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense during the six months ended May 31, 2011.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2011, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN NET ASSETS
Liquid Assets	$3,644,524	$(3,313,266)	$331,258

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2011 (UNAUDITED)

Transactions in capital shares for the fiscal year ended November 30, 2010, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	PAYMENTS FOR SHARES REDEEMED	NET DECREASE IN NET ASSETS
Liquid Assets	$4,891,460	$(5,148,405)		$(256,945)

*	The number of shares sold and redeemed approximates the dollar amount of transactions.

7. CAPITAL SUPPORT AGREEMENT

Effective February 21, 2008, and subsequently amended on July 15, 2008, September 29, 2008 and February 24, 2009, Northern Trust Corporation (the “Corporation”) entered into a Capital Support Agreement (“CSA”) with the Trust on behalf of the Portfolio.

Although it was not obligated to do so, the Corporation entered into the CSA in order to provide stability to the Portfolio and investors in the Portfolio. The Corporation did not receive any consideration from the Portfolio. Under the CSA, the Corporation committed to provide capital to the Portfolio in the event that the Portfolio realized a loss on the Whistlejacket Capital LLC Security (the “Security”). The Portfolio was required to promptly sell the Security upon the earlier of (i) any change in the Corporation’s short term credit ratings such that the Corporation’s obligations no longer qualified as First Tier Securities under Rule 2a-7, or (ii) on the business day immediately prior to November 6, 2009. In addition, the Board of Trustees had the right, at its option, to cause the Portfolio to sell the Security at any time if it determined that the maximum amount under the CSA, reduced by any capital contributions previously made under the CSA to the Portfolio, was insufficient.

On June 25, 2009, the Portfolio sold the remaining position in the Security held in the Portfolio, realizing a loss on the sale. Pursuant to the CSA, the Corporation made an actual capital contribution payment to the Portfolio representing the loss incurred on the sale of the Security, meeting its contractual obligation under the CSA. On June 25, 2009, upon the sale of the Security, the CSA terminated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose: a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; b) the reasons for any transfers in or out of Level 3: and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of this requirement under ASU 2010-06 and the impact it will have to the Portfolio’s financial statement disclosures. All other disclosures required by ASU 2010-06 were adopted on June 1, 2010, and are reflected in these financial statements.

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this requirement and the impact it will have to the Portfolio’s financial statement disclosures.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2011 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/10 - 5/31/11” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/10	ENDING ACCOUNT VALUE 5/31/11	EXPENSES PAID* 12/1/10 - 5/31/11
Actual	0.10%	$1,000.00	$1,000.80	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.43	$0.50	**

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2011. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT	MAY 31, 2011 (UNAUDITED)

The Trustees oversee the management of Northern Institutional Funds (the “Trust”), and review the investment performance and expenses of the investment portfolio covered by this Report (the “Portfolio”) at regularly scheduled meetings held during the Portfolio’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreement (the “Advisory Agreement”) for the Portfolio with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

Because applicable regulations require annual approval of advisory agreements, the Advisory Agreement was re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at the annual contract renewal meeting held on May 19-20, 2011 (the “Annual Contract Meeting”).

In preparation for the Trustees’ consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Advisory Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Advisory Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered the Investment Adviser’s verbal presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

In evaluating the Advisory Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and in past years, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and in other meetings held during the year, the Trustees received materials relating to the Investment Adviser’s investment management services. These materials included: (i) information on the investment performance of the Portfolio; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; (iv) information about the Investment Adviser’s and its affiliates’ risk management processes; (v) the fee charged to and expenses borne by the Portfolio; (vi) the Investment Adviser’s profitability and costs; (vii) the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and (viii) policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

Specifically in connection with the Trustees’ approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the contractual investment advisory fee, the actual investment advisory fee (after waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the investment advisory fees charged by the Investment Adviser to the Investment Adviser’s other institutional accounts; (iv) the Investment Adviser’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (v) the Investment Adviser’s financial resources and its ability to attract and retain portfolio management talent; (vi) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (vii) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios. In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services.

As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include serving as the Portfolio’s custodian, transfer agent, and administrator. The Trustees considered the quality of the services provided, as well as the expenditures made by the Investment Adviser and its affiliates to improve the quality and scope of the services, specifically noting information about periodic favorable reports by third parties and industry rankings provided to the Trustees. The Trustees also considered the Investment Adviser’s record of communicating with and servicing shareholders and the nature of the investments in the Portfolio, which consist of the securities lending collateral of other investment companies, including other investment portfolios of the Trust. Attention was given to the Investment Adviser’s and its affiliates’ efforts to refine the Portfolio’s risk management processes, including the steps taken to strengthen the credit risk management processes in the past year and to implement the new regulatory requirements for the Portfolio. The Trustees also discussed the Investment Adviser’s continued commitments to address other regulatory compliance requirements applicable to the Portfolio, the compliance oversight program with respect to all of the Portfolio’s service providers, and the continued active involvement of internal audit in reviewing operations related to the Portfolio. The Trustees noted the Investment Adviser’s and its affiliates’ strong financial position, stability and commitment to the Portfolio, as evidenced by their support to the Portfolio to

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF ADVISORY AGREEMENT continued	MAY 31, 2011 (UNAUDITED)

maintain a positive yield during the past year, as well as their commitment of other resources to support the Portfolio. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance.

The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees did not consider the competitive performance information for the Portfolio as it is privately placed and third party consultants do not provide competitive information for such funds. The Trustees also considered the Portfolio’s investment performance in light of the investment objectives and credit parameters applicable to the Portfolio, the investor base the Portfolio is intended to serve, and how the Investment Adviser managed the Portfolio to maintain stable net asset values during the market environments in recent years. In addition, the Trustees reviewed the consistency of the Investment Adviser’s investment approach for the Portfolio. They also considered the Portfolio’s compliance with regulations of the Securities and Exchange Commission applicable to money market mutual funds and the stability of the Portfolio’s net asset values. Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies as well as the current low interest rate environment.

Fee Rates, Costs of Services and Profitability.

The Trustees also considered the Portfolio’s contractual advisory fee rate; the Portfolio’s total operating expense ratio; the Investment Adviser’s contractual fee waiver and expense reimbursements with respect to the Portfolio; the extent of the Investment Adviser’s substantial voluntary expense reimbursements to maintain a positive yield for the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio’s total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio’s fee rates and total operating expense ratios were prepared by Lipper. The Trustees noted that the Portfolio’s advisory fee rate after waiver of fees was competitive with its Lipper peer group median, and the total expense ratio after waiver of fees and reimbursement of expenses was below its Lipper objective median. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by them. With regard to these clients, the Trustees considered the difference in services provided by the Investment Adviser, regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio.

In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them. The Trustees reviewed the Investment Adviser’s methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective. The Trustees noted that, although the Investment Adviser’s methodology was continuously refined, it had remained consistent with that presented to the Trustees in prior years and had previously been reviewed by the Portfolio’s auditors for reasonability. The Trustees also reviewed information with respect to the Investment Adviser’s profitability compared to other publicly-traded advisers. However, the Trustees discussed how these profitability comparisons among advisers may not be meaningful due to the small number of firms in the survey and the numerous other factors that can affect adviser profitability, including, for example, different business lines, firm structure and cost allocation methodology.

Economies of Scale.

The Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, and administration services (including contractual reimbursements made by NTI, as administrator) and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s advisory fees are set and through the Investment Adviser’s contractual fee waivers with respect to its entire management fee and voluntary reimbursement of expenses of the Portfolio to maintain a positive yield, and contractual expense reimbursements that limit the expenses for the Portfolio to specific levels.

Other Benefits to the Investment Adviser.

The Trustees also reviewed other benefits accruing to the Investment Adviser and its affiliates as a result of its relationship with the Portfolio. These benefits included fees received by the affiliates for transfer agency, custodial, administrative and accounting functions. The Trustees also considered that the Portfolio’s shareholders are predominantly other investment portfolios of the Trust managed by the Investment Adviser.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to the Portfolio that the fees paid by the Portfolios were reasonable in light of the services provided by the Investment Adviser, its actual costs and the Portfolio’s current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

Date: August 5, 2011	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President (Principal Executive Officer)

Date: August 5, 2011

By /s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date: August 5, 2011